UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Life Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2017

TIAA-CREF Life Funds

The semiannual report contains the financial statements (unaudited).

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the eleven TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2017. The report contains four main sections:

•	A market review from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on performance, please visit TIAA.org.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     3

Market review

Global equity markets produced solid results throughout the first half of 2017. Steady economic growth in many parts of the world helped propel global stocks higher. The U.S. economy continued to grow, albeit at a slower place, and domestic stocks advanced accordingly. Meanwhile, accommodative monetary policy in many foreign economies pushed international stock prices substantially higher. Long-term yields in the U.S. bond market declined, however, reflecting potential skepticism regarding the future growth prospects of the domestic economy.

•	Returns for the eight TIAA-CREF Life Funds that invest primarily in equities ranged from 3.7% for the Large-Cap Value Fund to 18.7% for the International Equity Fund.
•	The Bond Fund advanced 2.9% for the six months, while the Balanced Fund returned 7.1%.
•	Most TIAA-CREF Life Funds outperformed their respective benchmarks for the period.

TIAA-CREF Life Funds performance review

In the first half of 2017, most of the TIAA-CREF Life Funds outperformed their respective benchmarks. Domestic growth stocks outperformed domestic value stocks during the period.

The Growth Equity Fund and the Growth & Income Fund advanced 17.1% and 10.5%, correspondingly, and surpassed their respective benchmarks for the six months. However, the Large-Cap Value Fund rose a more modest 3.7% and under-performed its benchmark.

The Small-Cap Equity Fund posted a 4.5% gain but trailed the 5.0% rise of its benchmark, the Russell 2000® Index. The Real Estate Securities Fund returned 6.7% and outperformed the FTSE NAREIT All Equity REITs Index.

The Social Choice Equity Fund, which does not invest in certain stocks because of its social criteria, advanced 9.1% and outpaced its benchmark, the Russell 3000® Index. However, the Stock Index Fund returned 8.9% and slightly trailed this same index.

Within the foreign developed-markets category, the International Equity Fund posted a substantial 18.7% gain and was the best absolute performer. The fund also outperformed its benchmark, the MSCI EAFE Index, for the six months.

With respect to fixed-income investments, the Bond Fund rose 2.9% and outpaced its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by benefiting from strong gains in corporate bonds.

The Balanced Fund, which invests in stock and bond funds, advanced 7.1%, outpacing the 6.0% return of its composite index, while the Money Market Fund benefited from U.S. interest-rate hikes in both March and June of 2017.

For full details on all of the TIAA-CREF Life Funds, please see the commentaries starting on page 10.

4     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Global stocks push higher

The U.S. stock market, as measured by the broad-based Russell 3000 Index, rose 8.9% for the six months, as investors responded to strong corporate profits and continued to hope for government policies that would further stimulate the economy. Many domestic equity markets were at or near all-time highs during the period.

Foreign equities, as represented in U.S.- dollar terms by the MSCI EAFE Index, rose at a stronger pace, advancing 13.8%.

U.S. fixed-rate investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose by a more modest 2.3%, reflecting two interest-rate increases during the period by the Federal Reserve. Corporate and municipal bonds continued to show strong returns among sectors in the aggregate index.

Brad Finkle

Where can you turn in uncertain times?

Stock markets in the United States are in their ninth year of gains—and continue to rise—even as political issues dominate the headlines. Overseas, Europe and Japan appear to be pulling out of their long-term doldrums. Global markets seem to be performing well, yet some investors still have vivid memories of the last downturn—the “credit crunch” of 2008. So what’s the best course of action?

Attempting to “time the market”—i.e., buying or selling assets based on trying to accurately predict future market price movements—can be a very tricky investment strategy, even for the most seasoned financial professionals. At TIAA, we believe that having the patience and confidence to remain invested in a well-balanced, diversified portfolio of financial assets may be the wiser, more prudent strategy for investors to adopt in working toward their financial goals.

As always, however, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     5

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     7

About the funds’ benchmarks

Fixed-income Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Composite Index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Bloomberg Barclays U.S. Aggregate Bond Index). The fund’s composite benchmark combines those public indexes in proportions that reflect the fund’s target market sector allocations.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

FTSE International Limited (“FTSE”) © FTSE 2017. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. NAREIT® is a trademark of the National Association of Real Estate Investment Trusts (“NAREIT”). All intellectual property rights in the Index vest in FTSE and NAREIT. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and / or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017–June 30, 2017).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     9

Growth Equity Fund

Performance for the six months ended June 30, 2017

The Growth Equity Fund returned 17.13% for the period, compared with the 13.99% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2017, the fund returned 21.03%, versus 20.42% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace. Unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The broad U.S. stock market, as measured by the Russell 3000® Index, rose 8.93%. Growth stocks outperformed value stocks by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2017, the Russell 1000 Growth Index posted an average annual return of 8.91%, versus the 5.57% average annual return of the Russell 1000® Value Index.

Fund posts double-digit gains, outperforms its benchmark

Nine of the eleven industry sectors of the Russell 1000 Growth Index generated positive returns for the six months. Information technology (up 19.1%), health care (up 16.8%) and consumer discretionary (up 12.7%) contributed most to the index’s total return given their substantial weights. Together, these three sectors represented more than two-thirds of the total market capitalization of the index on June 30, 2017. The financials, materials and industrials sectors also delivered double-digit gains. Energy (down 17.2%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 12.4%) also suffered losses. However, both sectors had minimal impact on the index’s performance due to their low weights.

The fund outperformed its benchmark during the reporting period, primarily due to favorable security selections. Overweight positions in software company Adobe Systems and surgical robotics manufacturer Intuitive Surgical, both of which delivered strong double-digit gains, had the largest impact on the fund’s relative performance. Not owning poorly performing telecommunication services provider Verizon also helped support the fund’s relative results.

Conversely, the most significant detractors from the fund’s performance versus the benchmark were overweight positions in oil and gas companies EOG Resources and Concho Resources, which were hurt by a decline in oil prices. An underweight in Apple, which rose on investor expectations for sales of its next iPhone, also undermined the fund’s relative performance.

10     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth Equity Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth Equity Fund	TLGQX	4/3/00	17.13%	21.03%	16.20%	9.14%	0.60%	0.52%
Russell 1000® Growth Index		—	13.99	20.42	15.30	8.91	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Growth Equity Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,171.25	$2.80

5% annual hypothetical return	1,000.00	1,022.22	2.61

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     11

Growth Equity Fund

Fund profile

as of 6/30/2017

Net assets	$86.96 million

Portfolio turnover rate	42%

Number of holdings	82

Weighted median market capitalization	$69.97 billion

Price/earnings ratio (weighted 12-month trailing average)†	30.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	64.7

More than $15 billion-$50 billion	29.1

More than $2 billion-$15 billion	6.2

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Information technology	42.7

Consumer discretionary	19.6

Health care	16.5

Industrials	7.4

Materials	3.6

Consumer staples	3.5

Financials	2.8

Telecommunication services	0.9

Energy	0.8

Short-term investments, other assets & liabilities, net	2.2

Total	100.0

12     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth & Income Fund

Performance for the six months ended June 30, 2017

The Growth & Income Fund returned 10.47% for the period, compared with the 9.34% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2017, the fund returned 18.64%, versus 17.90% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace, while unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The price of oil declined as efforts to limit supply by the Organization of the Petroleum Exporting Countries were offset by increased production in the United States. Growth in consumer spending was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017.

The S&P 500 Index, a market capitalization-weighted index of 500 leading companies in leading industries of the U.S. economy, outperformed the 8.93% return of the Russell 3000® Index, a broad measure of the U.S. stock market comprised of small-, mid- and large-cap stocks. The S&P 500 holds large caps, which outpaced the performance of small- and mid-cap stocks included in the Russell 3000 Index.

For the ten years ended June 30, 2017, the S&P 500 Index had an average annual return of 7.18%, versus the 7.26% average annual return of the broad-based Russell 3000 Index.

Fund posts double-digit gains, outperforms its benchmark

Nine of the eleven industry sectors of the S&P 500 Index generated positive returns for the six months. The top-performing sectors were information technology (up 17.2%), health care (up 16.1%) and consumer discretionary (up 11.0%). Together, these three sectors represented nearly one-half of the benchmark’s total market capitalization on June 30, 2017. Energy (down 12.6%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 10.7%) also suffered losses.

The fund outperformed its benchmark during the first six months of 2017, primarily due to favorable security selections. An out-of-benchmark investment in French pharmaceutical company Ipsen contributed most to the fund’s relative performance as the stock posted substantial double-digit gains. Excluding poorly performing telecommunication services provider Verizon and an underweight position in Exxon Mobil, which declined along with oil prices, further benefited relative returns.

Conversely, the main detractor from relative performance was an out-of-benchmark position in oil and natural gas developer Continental Resources, followed by out-of-benchmark holdings in department store chain J.C. Penney and United States Steel, a producer of steel products.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     13

Growth & Income Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth & Income Fund	TLGWX	4/3/00	10.47%	18.64%	14.47%	8.42%	0.58%	0.52%
S&P 500® Index		—	9.34	17.90	14.63	7.18	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Growth & Income Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,104.71	$2.71

5% annual hypothetical return	1,000.00	1,022.22	2.61

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

14     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth & Income Fund

Fund profile

as of 6/30/2017

Net assets	$134.19 million

Portfolio turnover rate	40%

Number of holdings	192

Weighted median market capitalization	$64.25 billion

Price/earnings ratio (weighted 12-month trailing average)†	28.5

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	56.4

More than $15 billion-$50 billion	24.6

More than $2 billion-$ 15 billion	17.7

$2 billion or less	1.3

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Information technology	25.1

Health care	14.9

Consumer discretionary	13.9

Financials	13.5

Industrials	11.1

Consumer staples	8.8

Energy	5.7

Materials	3.2

Telecommunication services	1.5

Utilities	1.5

Real estate	0.5

Short-term investments, other assets & liabilities, net	0.3

Total	100.0

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     15

Large-Cap Value Fund

Performance for the six months ended June 30, 2017

The Large-Cap Value Fund returned 3.69% for the period, compared with the 4.66% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2017, the fund returned 17.37%, versus 15.53% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace. Unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Inflation remained stable. The broad U.S. stock market, as measured by the Russell 3000® Index, rose 8.93%. Growth stocks outperformed value stocks by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2017, the Russell 1000 Value Index generated an average annual return of 5.57%, versus the 8.91% average annual return of the Russell 1000 Growth Index.

Fund advances but trails its benchmark

Nine of the eleven industry sectors of the Russell 1000 Value Index generated positive returns for the six months, with two achieving double-digit gains. Health care (up 16.1%) was the best-performing sector, rising on optimism that lawmakers would pass health care reform legislation. Information technology (up 10.7%) advanced on the back of strong corporate earnings. Financials (up 6.0%)—the largest sector in the benchmark—returned a solid, albeit more subdued, gain. Together, these three sectors represented nearly one-half of the benchmark’s total market capitalization on June 30, 2017. Energy (down 13.2%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 9.7%) were pressured by price competition and slow growth in the sector.

The fund trailed its benchmark primarily because of stock selections that did not perform as expected. Chief among these were several positions in the energy sector, including a nonbenchmark holding in Cenovus Energy, as well as overweight investments in Nabors Industries and Weatherford International. An overweight position in department store chain J.C. Penney was also unfavorable, as the company’s same-store sales declined.

Successful stock choices helped offset some of these unfavorable effects. An underweight position in Exxon Mobil was the largest contributor as the stock suffered a loss during the period. An out-of-benchmark investment in forest products company Louisiana-Pacific and an overweight holding in Internet retailer IAC/InterActive also benefited the fund’s performance as these companies produced double-digit gains.

16     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Large-Cap Value Fund	TLLVX	10/28/02	3.69%	17.37%	13.34%	5.10%	0.64%	0.52%
Russell 1000® Value Index		—	4.66	15.53	13.94	5.57	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Large-Cap Value Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,036.94	$2.63

5% annual hypothetical return	1,000.00	1,022.22	2.61

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     17

Large-Cap Value Fund

Fund profile

as of 6/30/2017

Net assets	$73.95 million

Portfolio turnover rate	29%

Number of holdings	181

Weighted median market capitalization	$47.54 billion

Price/earnings ratio (weighted 12-month trailing average)†	32.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	48.5

More than $15 billion-$50 billion	21.9

More than $2 billion-$ 15 billion	24.9

$2 billion or less	4.7

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Financials	22.8

Health care	14.2

Information technology	11.0

Energy	10.5

Consumer staples	9.1

Industrials	8.3

Consumer discretionary	8.0

Materials	6.2

Utilities	4.6

Telecommunication services	3.9

Real estate	0.8

Short-term investments, other assets & liabilities, net	0.6

Total	100.0

18     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance for the six months ended June 30, 2017

The Real Estate Securities Fund returned 6.70% for the period, compared with the 4.88% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the twelve months ended June 30, 2017, the fund returned 2.20%, versus 0.22% for the index.

REITs (real estate investment trusts), as measured by the benchmark index, posted positive returns for the six months, supported by favorable property fundamentals and a historically low interest-rate environment. Fueled by strengthening U.S. economic conditions, the Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The Fed’s actions contributed to rising yields on short-term U.S. Treasury securities, but yields on 10- and 30-year Treasury bonds fell during the period, reflecting potential concerns about the pace of growth in the second half of 2017 (bond yields move in the opposite direction of prices).

For the ten years ended June 30, 2017, the fund’s benchmark posted an average annual return of 6.21%, trailing the 7.26% average annual gain of the Russell 3000® Index but surpassing the 4.48% average annual return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Sectors post mostly positive results

Among the benchmark’s 16 property sectors and subsectors, most advanced for the six months. The largest gains were seen in the infrastructure (up 22.2%), data centers (up 21.7%) and manufactured homes (up 18.7%) sectors. The largest declines were seen in shopping centers (down 18.0%), regional malls (down 9.4%) and free standing retail (down 6.9%) as investors maintained their generally negative sentiment toward retail real estate.

An overweight position in Rexford Industrial Realty, an industrial REIT, contributed most to relative performance, followed by an overweight investment in enterprise data center provider CyrusOne, both of which delivered double-digit gains. Not holding poorly performing retail REIT Kimco Realty, which owns and operates open-air shopping centers, further benefited relative returns. An overweight position in residential REIT Equity LifeStyle Properties and not owning the Brixmor Property retail REIT rounded out the top-five contributors to performance versus the benchmark.

Conversely, overweight positions in Federal Realty Investment Trust and Spirit Realty Capital detracted most from the fund’s performance relative to its benchmark. The exclusion of wireless telecommunication services provider SBA Communications, followed by overweight positions in office REIT Boston Properties and residential REIT Monogram Residential Trust, detracted further.

During the period, the fund also held stocks of several companies that are not REITs but engage in activities related to real estate.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     19

Real Estate Securities Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Real Estate Securities Fund	TLRSX	10/28/02	6.70%	2.20%	9.33%	5.73%	0.65%	0.57%
FTSE NAREIT All Equity REITs Index		—	4.88	0.22	9.95	6.21	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Real Estate Securities Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,067.01	$2.92

5% annual hypothetical return	1,000.00	1,021.97	2.86

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

20     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Real Estate Securities Fund

Fund profile

as of 6/30/2017

Net assets	$75.15 million

Portfolio turnover rate	13%

Number of holdings	57

Weighted median market capitalization	$10.64 billion

Price/earnings ratio (weighted 12-month trailing average)†	36.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	9.4

More than $15 billion-$50 billion	34.6

More than $2 billion-$15 billion	43.9

$2 billion or less	12.1

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Specialized REITs	26.7

Residential REITs	19.1

Retail REITs	13.9

Office REITs	13.2

Industrial REITs	11.4

Health care REITs	5.9

Hotel & resort REITs	4.3

IT consulting & other services	1.1

Diversified REITs	1.1

Real estate services	0.8

Mortgage REITs	0.7

Homebuilding	0.4

Real estate development	0.2

Short-term investments, other assets & liabilities, net	1.2

Total	100.0

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     21

Small-Cap Equity Fund

Performance for the six months ended June 30, 2017

The Small-Cap Equity Fund returned 4.47% for the period, compared with the 4.99% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2017, the fund returned 26.68%, versus 24.60% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace. Unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Inflation remained stable. The broad U.S. stock market, as measured by the Russell 3000® Index, rose 8.93%. Growth stocks outperformed value stocks by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2017, the Russell 2000 Index posted an average annual return of 6.92%, versus the 7.26% average annual return of the broad-based Russell 3000 Index.

Fund advances but trails its benchmark

Eight of the eleven industry sectors of the Russell 2000 Index registered positive returns for the six months. Health care (up 21.2%) was the standout performer, followed by gains in information technology (up 10.3%). Together, these two growth-oriented sectors accounted for nearly one-third of the benchmark’s total market capitalization on June 30, 2017. The traditionally defensive telecommunication services (up 8.5%) and utilities (up 7.7%) sectors were the next-best performers. Oil prices tumbled during the period as rising U.S. production countered efforts by the Organization of the Petroleum Exporting Countries to curb supply. Against this backdrop, energy (down 29.6%) was the index’s worst-performing sector. Consumer staples (down 6.3%) fell, while financials (down 1.1%)—the benchmark’s largest sector—lost ground.

The fund modestly trailed its benchmark primarily because of stock selections that did not perform as expected. Several positions that lagged were in the energy sector, including overweight investments in Oasis Petroleum, Pioneer Energy Services and Matrix Service Company. An overweight holding in Synchronoss Technologies was another significant detractor. Shares of this software provider dropped in response to news that two key executives were leaving the company following disappointing quarterly operating results.

Favorable allocation decisions partly offset these negative effects. These included an overweight position in Century Aluminum, whose stock surged amid expectations of domestic infrastructure spending. An out-of-benchmark position in medical technology company Hill-Rom Holdings and an overweight in biopharmaceutical firm Clovis Oncology boosted relative results as well. The fund also had a small exposure to derivative instruments, which helped its relative performance.

22     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Small-Cap Equity Fund	TLEQX	10/28/02	4.47%	26.68%	14.70%	7.11%	0.71%	0.53%
Russell 2000® Index		—	4.99	24.60	13.70	6.92	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Small-Cap Equity Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,044.68	$2.69

5% annual hypothetical return	1,000.00	1,022.17	2.66

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     23

Small-Cap Equity Fund

Fund profile

as of 6/30/2017

Net assets	$54.16 million

Portfolio turnover rate	43%

Number of holdings	291

Weighted median market capitalization	$2.53 billion

Price/earnings ratio (weighted 12-month trailing average)†	34.5

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $15 billion-$50 billion	1.2

More than $2 billion-$ 15 billion	59.5

$2 billion or less	39.3

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Financials	18.6

Information technology	18.3

Health care	14.7

Industrials	13.1

Consumer discretionary	12.5

Real estate	6.6

Materials	5.4

Energy	3.8

Utilities	3.4

Consumer staples	2.6

Telecommunication services	0.9

Short-term investments, other assets & liabilities, net	0.1

Total	100.0

24     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the six months ended June 30, 2017

The Social Choice Equity Fund returned 9.07% for the period, compared with the 8.93% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2017, the fund returned 18.68%, versus 18.51% for the index. The fund uses certain social criteria, while the benchmark does not. Because of its social criteria, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect helped the fund to outperform its benchmark.

The fund’s omission of benchmark stocks Exxon Mobil, General Electric and AT&T contributed the most to relative performance. In 2016, Exxon Mobil reported its worst annual result since 1996. In the first half of 2017, investors were wary as oil prices remained stubbornly low. General Electric’s stock dropped after its most recent financial report showed a decline in revenues. AT&T’s stock fell after the company lost a bidding war for an acquisition that would have helped AT&T build a nationwide 5G network.

However, avoiding certain stocks detracted from relative performance, especially Apple, Amazon.com and Facebook. Apple’s stock was driven higher by investors’ hopes for the new iPhones due out in September. Amazon’s share price topped $1,000 in May and continued to climb. Facebook’s stock rose as the social media giant continued to increase sales and add users.

Stock selections benefit the fund’s performance

To compensate for the fund’s exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The fund outperformed the benchmark aided by overweight investments in Tesla, NVIDIA and Altaba. Tesla’s stock hit an all-time high in June amid investor enthusiasm for the electric carmaker’s prospects. NVIDIA’s stock soared after the designer of computer graphics processors reported higher-than-expected revenue and earnings. In general, Altaba was set up as a holding company for Yahoo’s shares of Chinese ecommerce giant Alibaba. Alibaba’s share price rose during the period. Yahoo ceased to be an independent company after Verizon acquired Yahoo’s core Internet business.

These positive effects were partly offset by overweight positions in Verizon, Discover Financial Services and AutoZone. Verizon’s stock generally declined throughout the period as the company’s sales and earnings disappointed investors. The share price of Discover Financial Services dropped on concerns about increased credit card delinquencies. AutoZone’s stock tumbled in May as the auto replacement parts retailer missed profit and sales expectations.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     25

Social Choice Equity Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Social Choice Equity Fund	TLCHX	4/3/00	9.07%	18.68%	13.96%	6.98%	0.36%	0.22%
Russell 3000®	Index	—	8.93	18.51	14.58	7.26	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Social Choice Equity Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,090.70	$1.14

5% annual hypothetical return	1,000.00	1,023.70	1.10

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

26     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Social Choice Equity Fund

Fund profile

as of 6/30/2017

Net assets	$56.22 million

Portfolio turnover rate	9%

Number of holdings	603

Weighted median market capitalization	$44.53 billion

Price/ earnings ratio (weighted 12-month trailing average)†	25.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	45.1

More than $15 billion-$50 billion	36.4

More than $2 billion-$ 15 billion	15.0

$2 billion or less	3.5

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Information technology	20.0

Financials	16.0

Health care	13.6

Consumer discretionary	12.7

Industrials	10.8

Consumer staples	7.9

Energy	5.8

Real estate	4.2

Materials	3.9

Utilities	3.0

Telecommunication services	1.9

Short-term investments, other assets & liabilities, net	0.2

Total	100.0

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     27

Stock Index Fund

Performance for the six months ended June 30, 2017

The Stock Index Fund returned 8.86% for the period, compared with the 8.93% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2017, the fund returned 18.41%, versus 18.51% for the index.

For the six-month period, the fund’s return trailed that of its benchmark index, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s return does not. The fund had a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy continued to grow, but at a slower pace, while unemployment remained low, ending the period at 4.4%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Growth in consumer spending was modest, while consumer confidence remained upbeat. The broad U.S. stock market, as measured by the Russell 3000 Index, rose 8.93% for the period. Many major stock indexes were at or near all-time highs by the end of the period as investors responded to strong corporate profits and continued to hope for government policies that would further stimulate the economy. Growth stocks outperformed value equities by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell Indexes.)

Most sectors post solid gains

Nine of the eleven industry sectors in the fund’s benchmark index delivered positive performance for the six months. Health care (up 16.9%), information technology (up 16.6%) and consumer discretionary (up 11.1%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented close to one-half of the total market capitalization of the index on June 30, 2017. Materials (up 9.1%) and utilities (up 8.5%) also produced solid gains, but they had less of an impact on the benchmark’s performance given their low weight. Energy (down 14.0%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 9.8%), which was the smallest sector in the index at period-end, also suffered losses.

All of the benchmark’s five largest stocks outperformed the benchmark for the six months. Facebook performed best with sizable double-digit gains, followed closely by Amazon.com. Apple was next in line, rising on investor expectations for sales of its next iPhone. Johnson & Johnson and Microsoft also posted strong results.

28     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Stock Index Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Stock Index Fund	TLSTX	1/4/99	8.86%	18.41%	14.51%	7.24%	0.12%	0.09%
Russell 3000® Index		—	8.93	18.51	14.58	7.26	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Stock Index Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,088.63	$0.47

5% annual hypothetical return	1,000.00	1,024.35	0.45

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     29

Stock Index Fund

Fund profile

as of 6/30/2017

Net assets	$402.27 million

Portfolio turnover rate	4%

Number of holdings	2,994

Weighted median market capitalization	$60.56 billion

Price/earnings ratio (weighted 12-month trailing average)†	26.4

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	54.1

More than $15 billion-$50 billion	21.5

More than $2 billion-$ 15 billion	20.3

$2 billion or less	4.1

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2017

Information technology	21.1

Financials	15.2

Health care	13.7

Consumer discretionary	12.4

Industrials	10.5

Consumer staples	7.8

Energy	5.5

Real estate	4.0

Materials	3.3

Utilities	3.1

Telecommunication services	1.9

Short-term investments, other assets & liabilities, net	1.5

Total	100.0

30     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

International Equity Fund

Performance for the six months ended June 30, 2017

The International Equity Fund returned 18.74% for the period, compared with the 13.81% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2017, the fund returned 23.16%, versus 20.27% for the index.

During the six-month period, steady economic growth and accommodative monetary policies pushed international stocks higher—outpacing domestic equity advances by a significant margin. Economic growth in the European Union generally outpaced expansion in the United States, and political uncertainty in Europe faded after the elections in France and the United Kingdom. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The European Central Bank left its key interest rate unchanged in June. The bank also reaffirmed that it would continue with asset purchases to further stimulate European economies through the end of 2017.

Market performance was positive across countries in the MSCI EAFE Index with most posting double-digit gains in U.S.-dollar terms. The U.S. dollar weakened against most major international currencies, creating a tailwind for many overseas markets.

Fund posts double-digit gains, outperforms its benchmark

The fund’s outperformance of its benchmark was driven by strong stock selections. An overweight investment in Accor, a French hotel operator, was the top contributor to relative performance. Accor’s stock benefited as management reported an increase in net profit and announced acquisitions. The next-best contributor was an out-of-benchmark position in HDFC Bank, a bank in India. The third-largest contributor was an overweight holding in Sony.

Conversely, the main detractors from relative performance were overweight positions in British supermarket chain Tesco and engineering firm Weir Group. Tesco’s sales grew but its stock price fell as weakness in the British pound pushed up food prices. The third-largest detractor was not owning Swiss food giant Nestlé, which performed well.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     31

International Equity Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
International Equity Fund	TLINX	4/3/00	18.74%	23.16%	10.57%	1.07%	0.69%	0.60%
MSCI EAFE Index		—	13.81	20.27	8.69	1.03	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

International Equity Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,187.39	$3.25

5% annual hypothetical return	1,000.00	1,021.82	3.01

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

32     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

International Equity Fund

Fund profile

as of 6/30/2017

Net assets	$103.24 million

Portfolio turnover rate	58%

Number of holdings	59

Weighted median market capitalization	$23.00 billion

Price/earnings ratio (weighted 12-month trailing average)†	30.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2017

Industrials	25.7

Financials	22.7

Consumer discretionary	20.4

Materials	14.3

Consumer staples	6.5

Information technology	4.5

Health care	2.4

Real estate	1.1

Energy	0.4

Short-term investments, other assets & liabilities, net	2.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	13.4

More than $15 billion-$50 billion	48.1

More than $2 billion-$15 billion	36.4

$2 billion or less	2.1

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2017

France	27.0

Japan	14.3

Germany	14.0

India	12.6

Italy	8.6

United Kingdom	5.4

Switzerland	3.9

Denmark	2.4

9 other nations	9.9

Short-term investments	1.9

Total	100.0

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     33

Bond Fund

Performance for the six months ended June 30, 2017

The Bond Fund returned 2.88% for the period, compared with 2.27% for its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2017, the fund returned 1.37% versus –0.31% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace. The national unemployment rate touched a 16-year low of 4.3% in May and ended the period slightly higher at 4.4%. Consumer spending growth was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The price of oil declined during the period and the U.S. dollar fell slightly against other major international currencies.

The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The Fed’s actions contributed to rising yields on short-term U.S. Treasury securities, but yields on 10- and 30-year Treasury bonds fell during the period, reflecting potential concerns about the pace of growth in the second half of 2017 (bond yields move in the opposite direction of prices). Among specific sectors, corporates and municipals continued to have solid returns. Around the world, central bankers in Europe, the United Kingdom and Japan maintained low interest rates and left asset-purchasing programs in place.

Corporate bonds help the fund to outperform its benchmark

For the six-month period, the benchmark’s returns were driven primarily by corporate bonds, which gained 3.8% and accounted for 25.5% of the index’s total market capitalization. U.S. Treasuries, the largest index sector at 36.4%, and mortgage-backed securities, with a weighting of 27.8%, rose 1.9% and 1.4%, respectively. All sectors in the benchmark had positive performance, with notable gains from municipals, which returned 5.4%, and government credit securities, which returned 3.1%.

An overweight position in strongly performing corporate bonds was the leading contributor to relative performance, boosted further by favorable yield curve positioning. Commercial mortgage-backed securities were the second-largest contributor benefiting from strong security selection. An investment in government credit and positive security selection and yield curve positioning in asset-backed securities also contributed to the fund’s relative performance.

The gains from these securities were partially offset by unfavorable yield curve positioning in U.S. Treasuries and mortgage-backed securities. A small cash position further detracted from the fund’s relative performance.

34     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Bond Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Bond Fund	TLBDX	7/8/03	2.88%	1.37%	2.99%	4.39%	0.42%	0.35%
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.27	-0.31	2.21	4.48	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2017

Bond Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,028.79	$1.76

5% annual hypothetical return	1,000.00	1,023.06	1.76

†

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     35

Bond Fund

Fund profile

as of 6/30/2017

Net assets	$187.98 million

Portfolio turnover rate	83%

Portfolio turnover rate, excluding mortgage dollar roll transactions	54%

Number of issues	789

Option-adjusted duration*	5.88 years

Average maturity†	8.09 years

*

Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 6/30/2017

Corporate bonds	32.8

U.S. Treasury securities	19.6

Mortgage-backed securities	16.0

Foreign government & corporate bonds denominated in U.S. dollars	15.5

Commercial mortgage-backed securities	5.9

Asset-backed securities	4.2

Bank loan obligations	0.7

U.S. agency securities	0.2

Preferred stock	0.1

Short-term investments, other assets & liabilities, net	5.0

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2017

Less than 1 year	8.9

1-3 years	12.5

3-5 years	19.4

5-10 years	45.6

Over 10 years	13.6

Total	100.0

Holdings by credit quality§

% of fixed-income investments (excluding short-term investments) as of 6/30/2017

Aaa/AAA	38.8

Aa/AA	3.5

A/A	16.8

Baa/BBB	31.0

Ba/BB	4.5

B/B	2.6

Below B/B	2.2

Non-rated	0.6

Total	100.0

§

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

36     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Money Market Fund

Performance for the six months ended June 30, 2017

The Money Market Fund returned 0.27% for the period, compared with the 0.15% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During the six-month period, the domestic economy continued to grow, but at a slower pace. The national unemployment rate touched a 16-year low of 4.3% in May and ended the period slightly higher at 4.4%. Consumer spending growth was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The price of oil declined during the period and the U.S. dollar fell slightly against other major international currencies.

The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—saw impressive gains. For the six months, one-month LIBOR yields increased substantially, rising from 0.77% on January 3, 2017, to 1.22% on June 30, 2017. Over the same period, three-month LIBOR rose from 1.00% to 1.30%; six-month LIBOR rose from 1.32% to 1.45%; and twelve-month LIBOR rose from 1.69% to 1.74%. (LIBOR is an indication of the interest rates that banks offer to lend funds to one another in the international interbank market and is the most widely used benchmark for short-term rates.)

The fund outpaces the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Fund outpaced that of the iMoneyNet government fund average for the six-month period. In pursuit of additional yield, the fund sought to purchase floating-rate government agency paper. This strategy was generally successful due to the increase in short-term interest rates during the period (floating-rate securities adjust more quickly to interest-rate changes than fixed-rate securities). As of June 27, 2017, the fund’s weighted average maturity was 49 days, versus 33 days for the iMoneyNet government fund average, and this positioning was generally helpful for the fund’s performance. (iMoneyNet releases their data on a weekly basis, and June 27 was the last date of release for the month.)

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     37

Money Market Fund

Net annualized yield for the 7 days ended June 27, 2017*

	Current yield	Effective yield
Money Market Fund	0.78%	0.78%
iMoneyNet Money Fund Averages—All Government†	0.52	0.52

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses‡

	Ticker	Inception date	6 months	1 year	5 years	10 years	gross	net
Money Market Fund	TLMXX	7/8/03	0.27%	0.42%	0.12%	0.67%	0.26%	0.15%
iMoneyNet Money Fund Averages—All Government†		—	0.15	0.20	0.05	0.41	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You could lose money by investing in the TIAA-CREF Life Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does total return.

†

The iMoneyNet Money Fund Averages–All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes. You cannot invest in it directly. Effective October 1, 2016, the iMoneyNet Money Fund Averages–All Taxable peer group was changed to the iMoneyNet Money Fund Averages–All Government.

‡

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

38     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Money Market Fund

Expense example

Six months ended June 30, 2017

Money Market Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period* (1/1/17-6/30/17)

Actual return	$1,000.00	$1,002.75	$0.74

5% annual hypothetical return	1,000.00	1,024.05	0.75

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2017

Net assets	$76.01 million

Number of issues	132

Portfolio composition

% of net assets as of 6/30/2017

U.S. government agency securities	63.2

U.S. Treasury securities	23.0

Floating-rate securities, government	13.4

Other assets & liabilities, net	0.4

Total	100.0

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     39

Balanced Fund

Performance for the six months ended June 30 2017

The Balanced Fund returned 7.07% for the period, compared with the 6.04% return of its benchmark, the Balanced Fund Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2017, the fund returned 10.06%, versus 8.96% for the index.

During the six-month period, the domestic economy continued to grow, but at a slower pace, while unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The price of oil declined as efforts to limit supply by the Organization of the Petroleum Exporting Countries were offset by increased production in the United States. Growth in consumer spending was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017.

U.S stocks, as measured by the broad Russell 3000 Index, rose 8.93%. Growth stocks outperformed value equities by a wide margin, while large caps outperformed mid- and small-cap stocks. (Returns by investment style and market capitalization are based on the Russell Indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, returned 13.81%. (The MSCI EAFE returns are in U.S. dollars.) Many major stock indexes were at or near all-time highs by the end of the period, with investors responding to strong corporate profits and continuing to hope for government policies that would further stimulate the economy. The broad investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.27%, with solid gains from the corporate and municipal bond sectors.

Fund outperforms benchmark, driven by strength in both stocks and bonds

For the six-month period, the fund’s absolute performance benefited from positive returns of stocks and bonds held by the underlying funds of the Balanced Fund. The fund’s international stock holding posted the largest gain.

The fund outpaced its composite benchmark due to the strong relative performance of underlying investments in both stock and bond funds. Among them, the largest contributor was the International Equity Fund, followed by the Bond Fund and the Growth Equity Fund. Conversely, the Large-Cap Value Fund, Small-Cap Equity Fund and Stock Index Fund detracted slightly from the fund’s performance relative to its benchmark. (Performance for the Balanced Fund’s underlying funds can be found at TIAA.org/performance.)

40     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Balanced Fund

Performance as of June 30, 2017

			Total return		Average annual total return		Annual operating expenses*†

	Ticker	Inception date	6 months	1 year	since inception		gross	net
Balanced Fund	TLBAX	1/31/14	7.07%	10.06%	6.36%		0.65%	0.51%

Balanced Fund Composite Index‡		—	6.04	8.96	6.37	§	—	—

Broad market indexes

Bloomberg Barclays U.S. Aggregate Bond Index		—	2.27	–0.31	2.90	§	—	—

Russell 3000® Index		—	8.93	18.51	11.15	§	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

†

The gross and net annual operating expenses include acquired fund fees and expenses, which are the fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by fund shareholders. Instead, shareholders bear these expenses indirectly because they reduce fund performance.

‡

On June 30, 2017, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg Barclays U.S. Aggregate Bond Index, 40.0% Russell 3000 Index and 10.0% MSCI EAFE Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

§	Performance is calculated from the inception date of the fund.

TIAA-CREF Life Funds  ◾  2017 Semiannual Report     41

Balanced Fund

Expense example

Period ended June 30, 2017

Balanced Fund	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period* (1/1/17-6/30/17)	Effective expenses paid during period† (1/1/17-6/30/17)

Actual return	$1,000.00	$1,070.74	$0.51	$2.62

5% annual hypothetical return	1,000.00	1,024.30	0.50	2.56

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2017

Net assets	$54.58 million

Asset allocation

% of net assets as of 6/30/2017

Equity

U.S. equity	40.0

International equity	9.9

Fixed income	49.5

Other assets & liabilities, net	0.6

Total	100.0

Target allocation

42     2017 Semiannual Report  ◾  TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,504	*	Tesla, Inc	$905,471	1.0%

			905,471	1.0

BANKS
43,499		Bank of America Corp	1,055,286	1.2
		Other	274,931	0.3

			1,330,217	1.5

CAPITAL GOODS
3,155		Northrop Grumman Corp	809,920	0.9
5,126		Parker-Hannifin Corp	819,237	0.9
3,574		Roper Industries, Inc	827,488	1.0
		Other	756,903	0.9

			3,213,548	3.7

COMMERCIAL & PROFESSIONAL SERVICES			799,790	0.9

CONSUMER DURABLES & APPAREL
13,234		Nike, Inc (Class B)	780,806	0.9
		Other	468,290	0.5

			1,249,096	1.4

CONSUMER SERVICES
14,451		Marriott International, Inc (Class A)	1,449,580	1.7
21,761		Starbucks Corp	1,268,884	1.5
		Other	988,701	1.1

			3,707,165	4.3

DIVERSIFIED FINANCIALS
5,959		CME Group, Inc	746,305	0.9
		Other	383,075	0.4

			1,129,380	1.3

ENERGY			705,725	0.8

FOOD, BEVERAGE & TOBACCO			1,596,536	1.8

HEALTH CARE EQUIPMENT & SERVICES
14,585	*	Cerner Corp	969,465	1.1
1,972	*	Intuitive Surgical, Inc	1,844,549	2.1
11,797		UnitedHealth Group, Inc	2,187,400	2.5
		Other	84,612	0.1

			5,086,026	5.8

HOUSEHOLD & PERSONAL PRODUCTS
15,272		Estee Lauder Cos (Class A)	1,465,807	1.7

			1,465,807	1.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

MATERIALS
7,645		Albemarle Corp	$806,853	0.9%
10,261		Monsanto Co	1,214,492	1.4
3,161		Sherwin-Williams Co	1,109,385	1.3

			3,130,730	3.6

MEDIA
41,881		Comcast Corp (Class A)	1,630,008	1.9
14,195		Walt Disney Co	1,508,219	1.7

			3,138,227	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,650		Allergan plc	887,278	1.0
9,556	*,n	Celgene Corp	1,241,038	1.4
4,465	*	Illumina, Inc	774,767	0.9
16,166		Zoetis, Inc	1,008,435	1.2
		Other	5,382,722	6.2

			9,294,240	10.7

RETAILING
3,397	*	Amazon.com, Inc	3,288,296	3.8
6,741		Expedia, Inc	1,004,072	1.2
11,899	n	Home Depot, Inc	1,825,307	2.1
7,494	*	NetFlix, Inc	1,119,679	1.3
424	*	Priceline.com, Inc	793,100	0.9

			8,030,454	9.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
18,337		Applied Materials, Inc	757,502	0.9
8,705		Broadcom Ltd	2,028,700	2.3
5,900		NVIDIA Corp	852,904	1.0
		Other	532,449	0.6

			4,171,555	4.8

SOFTWARE & SERVICES
15,486		Activision Blizzard, Inc	891,529	1.0
21,223	*	Adobe Systems, Inc	3,001,781	3.5
2,126	*	Alphabet, Inc (Class A)	1,976,500	2.3
3,489	*	Alphabet, Inc (Class C)	3,170,559	3.6
22,613	*	Facebook, Inc	3,414,111	3.9
8,260	*	IAC/InterActiveCorp	852,762	1.0
20,052		Intuit, Inc	2,663,106	3.1
12,281		MasterCard, Inc (Class A)	1,491,528	1.7
48,139		Microsoft Corp	3,318,221	3.8
16,971	*	PayPal Holdings, Inc	910,834	1.1
8,244	*	Red Hat, Inc	789,363	0.9
21,052	*	salesforce.com, Inc	1,823,103	2.1
44,398		Tencent Holdings Ltd	1,592,775	1.8
25,218		Visa, Inc (Class A)	2,364,944	2.7
		Other	1,364,306	1.6

			29,625,422	34.1

44	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
22,710		Apple, Inc		$3,270,694	3.8%

				3,270,694	3.8

TELECOMMUNICATION SERVICES
12,733	*	T-Mobile US, Inc		771,874	0.9

				771,874	0.9

TRANSPORTATION
16,680		Delta Air Lines, Inc		896,383	1.0
3,860		FedEx Corp		838,894	1.0
6,592		Union Pacific Corp		717,935	0.8

				2,453,212	2.8

		TOTAL COMMON STOCKS	(Cost $56,816,730)	85,075,169	97.8

PURCHASED OPTIONS
RETAILING				5,050	0.0

		TOTAL PURCHASED OPTIONS	(Cost $6,470)	5,050	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 1,450,000		Federal Home Loan Bank (FHLB)
		0.650%, 07/03/17		1,450,000	1.7

				1,450,000	1.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,449,948)	1,450,000	1.7

		TOTAL PORTFOLIO	(Cost $58,273,148)	86,530,219	99.5
		OTHER ASSETS & LIABILITIES, NET		429,932	0.5

		NET ASSETS		$86,960,151	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2017

*	Non-income producing
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $167,992 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$455,253	0.3%

BANKS
98,407		Bank of America Corp	2,387,354	1.8
31,096		JPMorgan Chase & Co	2,842,174	2.1
21,446		Wells Fargo & Co	1,188,323	0.9
		Other	4,411,069	3.3

			10,828,920	8.1

CAPITAL GOODS
8,412		Caterpillar, Inc	903,954	0.7
38,225	n	General Electric Co	1,032,457	0.8
11,786	n	Honeywell International, Inc	1,570,956	1.2
5,860		Parker-Hannifin Corp	936,545	0.7
6,448		Raytheon Co	1,041,223	0.8
		Other	5,844,429	4.3

			11,329,564	8.5

COMMERCIAL & PROFESSIONAL SERVICES
11,539		Waste Management, Inc	846,386	0.6

			846,386	0.6

CONSUMER DURABLES & APPAREL			4,126,848	3.1

CONSUMER SERVICES			2,379,475	1.8

DIVERSIFIED FINANCIALS
11,092		American Express Co	934,390	0.7
25,437		Morgan Stanley	1,133,473	0.8
		Other	1,968,689	1.5

			4,036,552	3.0

ENERGY
10,659		Chevron Corp	1,112,053	0.8
7,567	*	Concho Resources, Inc	919,617	0.7
14,205		EOG Resources, Inc	1,285,837	0.9
11,004		Exxon Mobil Corp	888,353	0.7
		Other	3,472,592	2.6

			7,678,452	5.7

FOOD & STAPLES RETAILING			512,581	0.4

FOOD, BEVERAGE & TOBACCO
5,385	n	Costco Wholesale Corp	861,223	0.6
18,194	*,n	Monster Beverage Corp	903,878	0.7
9,502		PepsiCo, Inc	1,097,386	0.8
12,781		Philip Morris International, Inc	1,501,129	1.1
		Other	4,232,967	3.2

			8,596,583	6.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
40,376	*	Boston Scientific Corp	$1,119,223	0.8%
6,037		Cigna Corp	1,010,533	0.8
		Other	6,449,278	4.8

			8,579,034	6.4

HOUSEHOLD & PERSONAL PRODUCTS
12,215		Colgate-Palmolive Co	905,498	0.6
13,483		Procter & Gamble Co	1,175,044	0.9
		Other	654,455	0.5

			2,734,997	2.0

INSURANCE
13,690		American International Group, Inc	855,899	0.6
9,607		Chubb Ltd	1,396,665	1.1
15,277		Lincoln National Corp	1,032,420	0.7

			3,284,984	2.4

MATERIALS
22,115		Dow Chemical Co	1,394,793	1.0
		Other	2,914,406	2.2

			4,309,199	3.2

MEDIA
45,917		Comcast Corp (Class A)	1,787,090	1.3
8,282	n	Walt Disney Co	879,962	0.7
		Other	1,485,564	1.1

			4,152,616	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,637	n	Allergan plc	884,118	0.7
7,835	*,n	Celgene Corp	1,017,531	0.8
11,754		Eli Lilly & Co	967,354	0.7
6,331		Ipsen	866,320	0.7
25,954		Merck & Co, Inc	1,663,392	1.2
		Other	5,942,645	4.4

			11,341,360	8.5

REAL ESTATE			633,014	0.5

RETAILING
3,080	*	Amazon.com, Inc	2,981,440	2.2
13,636		Home Depot, Inc	2,091,763	1.6
		Other	2,450,031	1.8

			7,523,234	5.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
20,889		Applied Materials, Inc	862,925	0.7
4,715		Broadcom Ltd	1,098,831	0.8
7,549		NVIDIA Corp	1,091,283	0.8
		Other	2,061,964	1.5

			5,115,003	3.8

48	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
3,822	*	Alphabet, Inc (Class C)		$3,473,166	2.6%
15,274	*	Facebook, Inc		2,306,068	1.7
47,686		Microsoft Corp		3,286,996	2.5
31,315		Oracle Corp		1,570,134	1.2
13,336	*	salesforce.com, Inc		1,154,898	0.9
13,395		Visa, Inc (Class A)		1,256,183	0.9
		Other		7,086,223	5.3

				20,133,668	15.1

TECHNOLOGY HARDWARE & EQUIPMENT
34,306	n	Apple, Inc		4,940,750	3.7
31,399		Cisco Systems, Inc		982,789	0.7
		Other		2,433,896	1.8

				8,357,435	6.2

TELECOMMUNICATION SERVICES
38,650		AT&T, Inc		1,458,264	1.1
		Other		596,016	0.4

				2,054,280	1.5

TRANSPORTATION
18,538		CSX Corp		1,011,433	0.7
		Other		1,689,815	1.3

				2,701,248	2.0

UTILITIES
6,973		NextEra Energy, Inc		977,126	0.7
		Other		1,065,556	0.8

				2,042,682	1.5

		TOTAL COMMON STOCKS	(Cost $95,575,070)	133,753,368	99.7

PURCHASED OPTIONS
CONSUMER DURABLES & APPAREL				602	0.0

ENERGY				385	0.0

FOOD & STAPLES RETAILING				990	0.0

HOUSEHOLD & PERSONAL PRODUCTS				425	0.0

MATERIALS				7,393	0.0

MEDIA				7,630	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,719	0.0

		TOTAL PURCHASED OPTIONS	(Cost $19,993)	19,144	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				650,000	0.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
538,264	c	State Street Navigator Securities Lending Government Money Market Portfolio		$538,264	0.4%

				538,264	0.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,188,240)	1,188,264	0.9

		TOTAL PORTFOLIO	(Cost $96,783,303)	134,960,776	100.6
		OTHER ASSETS & LIABILITIES, NET		(768,665)	(0.6)

		NET ASSETS		$134,192,111	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $436,390 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

At 6/30/2017, the aggregate value of securities on loan is $528,514.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$767,747	1.0%

BANKS
82,246		Bank of America Corp	1,995,288	2.7
21,256		Citigroup, Inc	1,421,601	1.9
12,419		JPMorgan Chase & Co	1,135,097	1.5
34,397		Wells Fargo & Co	1,905,938	2.6
11,884		Zions Bancorporation	521,826	0.7
		Other	1,899,230	2.6

			8,878,980	12.0

CAPITAL GOODS
9,999		Fortive Corp	633,437	0.9
34,664		General Electric Co	936,275	1.3
16,780		Triumph Group, Inc	530,248	0.7
		Other	3,106,746	4.2

			5,206,706	7.1

CONSUMER DURABLES & APPAREL			1,556,689	2.1

CONSUMER SERVICES
9,319		Restaurant Brands International, Inc	582,810	0.8
		Other	1,218,480	1.6

			1,801,290	2.4

DIVERSIFIED FINANCIALS
4,129		Goldman Sachs Group, Inc	916,225	1.2
13,923		Morgan Stanley	620,409	0.8
10,583		State Street Corp	949,613	1.3
		Other	1,300,570	1.8

			3,786,817	5.1

ENERGY
9,966		Chevron Corp	1,039,753	1.4
13,166		EOG Resources, Inc	1,191,786	1.6
10,005		Exxon Mobil Corp	807,704	1.1
25,633	*	Matador Resources Co	547,777	0.7
25,979		Williams Cos, Inc	786,644	1.1
		Other	3,379,958	4.6

			7,753,622	10.5

FOOD & STAPLES RETAILING
11,007		Walgreens Boots Alliance, Inc	861,958	1.2
		Other	689,255	0.9

			1,551,213	2.1

FOOD, BEVERAGE & TOBACCO
12,324		Kraft Heinz Co	1,055,427	1.4
24,163		Mondelez International, Inc	1,043,600	1.4
9,182		Philip Morris International, Inc	1,078,426	1.5
		Other	1,099,241	1.5

			4,276,694	5.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪   June 30, 2017

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
27,826		Abbott Laboratories	$1,352,622	1.8%
8,632		Cardinal Health, Inc	672,605	0.9
4,008		Cigna Corp	670,899	0.9
		Other	1,157,089	1.6

			3,853,215	5.2

HOUSEHOLD & PERSONAL PRODUCTS
10,029		Procter & Gamble Co	874,027	1.2

			874,027	1.2

INSURANCE
14,777		American International Group, Inc	923,858	1.2
3,836	*	Berkshire Hathaway, Inc (Class B)	649,703	0.9
4,497		Chubb Ltd	653,774	0.9
12,892		Metlife, Inc	708,286	1.0
		Other	1,125,521	1.5

			4,061,142	5.5

MATERIALS
9,750		Dow Chemical Co	614,932	0.8
38,302	*	Louisiana-Pacific Corp	923,461	1.3
10,955		WR Grace & Co	788,870	1.1
		Other	2,221,807	3.0

			4,549,070	6.2

MEDIA
8,881		CBS Corp (Class B)	566,430	0.7
		Other	571,735	0.8

			1,138,165	1.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
11,372		Agilent Technologies, Inc	674,473	0.9
4,383	*	Alexion Pharmaceuticals, Inc	533,280	0.7
4,087		Allergan plc	993,509	1.4
3,154		Amgen, Inc	543,213	0.7
8,295		Johnson & Johnson	1,097,346	1.5
10,705		Merck & Co, Inc	686,083	0.9
13,373	*	Mylan NV	519,140	0.7
27,918		Pfizer, Inc	937,766	1.3
		Other	694,526	0.9

			6,679,336	9.0

REAL ESTATE			619,905	0.8

RETAILING			667,745	0.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,777,796	2.4

SOFTWARE & SERVICES
17,067	*	eBay, Inc	595,980	0.8
22,229		Oracle Corp	1,114,562	1.5

52	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪   June 30, 2017

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
18,782		Symantec Corp		$530,591	0.7%
		Other		1,617,914	2.2

				3,859,047	5.2

TECHNOLOGY HARDWARE & EQUIPMENT
26,713		Cisco Systems, Inc		836,117	1.2
		Other		1,635,848	2.2

				2,471,965	3.4

TELECOMMUNICATION SERVICES
52,657		AT&T, Inc		1,986,749	2.7
18,849		Telephone & Data Systems, Inc		523,060	0.7
		Other		361,701	0.5

				2,871,510	3.9

TRANSPORTATION				905,622	1.2

UTILITIES
27,661		Exelon Corp		997,732	1.3
5,727		NextEra Energy, Inc		802,525	1.1
		Other		1,589,902	2.2

				3,390,159	4.6

		TOTAL COMMON STOCKS	(Cost $59,210,910)	73,298,462	99.1

PURCHASED OPTIONS
DIVERSIFIED FINANCIALS				226,899	0.3

		TOTAL PURCHASED OPTIONS	(Cost $250,241)	226,899	0.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 750,000		Federal Home Loan Bank (FHLB)
		0.650%, 07/03/17		750,000	1.0

				750,000	1.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
239,912	c	State Street Navigator Securities Lending Government Money Market Portfolio		239,912	0.3

				239,912	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $989,885)	989,912	1.3

		TOTAL PORTFOLIO	(Cost $60,451,036)	74,515,273	100.7
		OTHER ASSETS & LIABILITIES, NET		(567,626)	(0.7)

		NET ASSETS		$73,947,647	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪   June 30, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

At 6/30/2017, the aggregate value of securities on loan is $228,319.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED REITS
110,000		Spirit Realty Capital, Inc	$815,100	1.1%

			815,100	1.1

HEALTH CARE REITS
40,000		HCP, Inc	1,278,400	1.7
40,000		Healthcare Trust of America, Inc	1,244,400	1.7
13,000		Ventas, Inc	903,240	1.2
13,000		Welltower, Inc	973,050	1.3

			4,399,090	5.9

HOMEBUILDING			329,750	0.4

HOTEL & RESORT REITS
45,000		DiamondRock Hospitality Co	492,750	0.7
35,000		Host Marriott Corp	639,450	0.8
22,000		Park Hotels & Resorts, Inc	593,120	0.8
65,000		Sunstone Hotel Investors, Inc	1,047,800	1.4
		Other	437,850	0.6

			3,210,970	4.3

INDUSTRIAL REITS
25,000		Duke Realty Corp	698,750	0.9
48,000		Prologis, Inc	2,814,720	3.8
145,000		Rexford Industrial Realty, Inc	3,978,800	5.3
32,000		Terreno Realty Corp	1,077,120	1.4

			8,569,390	11.4

IT CONSULTING & OTHER SERVICES
18,000	*	InterXion Holding NV	824,040	1.1

			824,040	1.1

MORTGAGE REITS
25,000		Starwood Property Trust, Inc	559,750	0.7

			559,750	0.7

OFFICE REITS
7,450		Alexandria Real Estate Equities, Inc	897,501	1.2
24,000		Boston Properties, Inc	2,952,480	3.9
35,000		Hudson Pacific Properties	1,196,650	1.6
24,000		Kilroy Realty Corp	1,803,600	2.4
22,500		SL Green Realty Corp	2,380,500	3.2
7,000		Vornado Realty Trust	657,300	0.9

			9,888,031	13.2

REAL ESTATE DEVELOPMENT			152,686	0.2

REAL ESTATE SERVICES
30,000		Kennedy-Wilson Holdings, Inc	571,500	0.8

			571,500	0.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2017

Shares	Company		Value	% of net assets

RESIDENTIAL REITS
30,000	American Homes 4 Rent		$677,100	0.9%
28,000	Apartment Investment & Management Co (Class A)		1,203,160	1.6
5,000	AvalonBay Communities, Inc		960,850	1.3
33,150	Colony Starwood Homes		1,137,377	1.5
22,000	Equity Lifestyle Properties, Inc		1,899,480	2.5
40,000	Equity Residential		2,633,200	3.5
7,000	Essex Property Trust, Inc		1,800,890	2.4
10,000	Mid-America Apartment Communities, Inc		1,053,800	1.4
90,000	Monogram Residential Trust, Inc		873,900	1.2
19,000	Sun Communities, Inc		1,666,110	2.2
	Other		432,600	0.6

			14,338,467	19.1

RETAIL REITS
15,073	Agree Realty Corp		691,399	0.9
15,000	Federal Realty Investment Trust		1,895,850	2.5
75,000	GGP, Inc		1,767,000	2.4
23,500	Regency Centers Corp		1,472,040	2.0
50,000	Retail Opportunities Investment Corp		959,500	1.3
20,000	Simon Property Group, Inc		3,235,200	4.3
	Other		386,260	0.5

			10,407,249	13.9

SPECIALIZED REITS
28,000	American Tower Corp		3,704,960	4.9
34,000	Crown Castle International Corp		3,406,120	4.5
35,000	CyrusOne, Inc		1,951,250	2.6
7,000	Digital Realty Trust, Inc		790,650	1.0
8,000	Equinix, Inc		3,433,280	4.6
13,000	Extra Space Storage, Inc		1,014,000	1.3
38,000	Four Corners Property Trust, Inc		954,180	1.3
35,000	National Storage Affiliates Trust		808,850	1.1
5,500	Public Storage, Inc		1,146,915	1.5
25,000	QTS Realty Trust, Inc		1,308,250	1.7
32,000	Weyerhaeuser Co		1,072,000	1.4
	Other		576,240	0.8

			20,166,695	26.7

	TOTAL COMMON STOCKS	(Cost $55,511,656)	74,232,718	98.8

56	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2017

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 600,000	Federal Home Loan Bank (FHLB)
	0.650%, 07/03/17		$600,000	0.8%

			600,000	0.8

	TOTAL SHORT-TERM INVESTMENTS	(Cost $599,978)	600,000	0.8

	TOTAL PORTFOLIO	(Cost $56,111,634)	74,832,718	99.6
	OTHER ASSETS & LIABILITIES, NET		317,203	0.4

	NET ASSETS		$75,149,921	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	57

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$842,286	1.5%

BANKS
9,480	l	Cathay General Bancorp	359,766	0.7
10,320	*	Essent Group Ltd	383,285	0.7
12,345		First Midwest Bancorp, Inc	287,762	0.5
19,700		FNB Corp	278,952	0.5
21,633		Fulton Financial Corp	411,027	0.8
8,000		Hancock Holding Co	392,000	0.7
4,200		IBERIABANK Corp	342,300	0.6
32,420	*	MGIC Investment Corp	363,104	0.7
12,530		Provident Financial Services, Inc	318,011	0.6
23,020		Radian Group, Inc	376,377	0.7
12,721		Sterling Bancorp/DE	295,763	0.6
14,710		Umpqua Holdings Corp	270,075	0.4
10,437		United Community Banks, Inc	290,149	0.5
6,700	*	Walker & Dunlop, Inc	327,161	0.6
8,680		Washington Federal, Inc	288,176	0.5
4,000		Wintrust Financial Corp	305,760	0.6
		Other	1,864,920	3.4

			7,154,588	13.1

CAPITAL GOODS
2,855	*	American Woodmark Corp	272,795	0.5
3,300		Curtiss-Wright Corp	302,874	0.6
6,287		EMCOR Group, Inc	411,044	0.8
3,904		EnerSys	282,845	0.5
4,680		Toro Co	324,277	0.6
		Other	3,447,542	6.4

			5,041,377	9.4

COMMERCIAL & PROFESSIONAL SERVICES			1,598,297	2.9

CONSUMER DURABLES & APPAREL			1,818,224	3.4

CONSUMER SERVICES
4,815	*	Grand Canyon Education, Inc	377,544	0.7
		Other	1,944,007	3.6

			2,321,551	4.3

DIVERSIFIED FINANCIALS
4,535		Evercore Partners, Inc (Class A)	319,717	0.6
3,000		iShares Russell 2000 Index Fund	422,760	0.8
		Other	837,042	1.5

			1,579,519	2.9

ENERGY
47,440	*	McDermott International, Inc	340,145	0.6
		Other	1,730,847	3.2

			2,070,992	3.8

58	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO			$1,231,015	2.3%

HEALTH CARE EQUIPMENT & SERVICES
3,850		Hill-Rom Holdings, Inc	306,498	0.6
1,675	*	ICU Medical, Inc	288,937	0.5
3,870	*	Masimo Corp	352,867	0.7
4,300	*	Medidata Solutions, Inc	336,260	0.6
7,660	*	Merit Medical Systems, Inc	292,229	0.5
		Other	1,507,872	2.8

			3,084,663	5.7

HOUSEHOLD & PERSONAL PRODUCTS			158,968	0.3

INSURANCE
14,236		American Equity Investment Life Holding Co	374,122	0.7
		Other	1,055,522	1.9

			1,429,644	2.6

MATERIALS
13,470	*	Louisiana-Pacific Corp	324,761	0.6
7,720		PolyOne Corp	299,073	0.6
		Other	2,275,283	4.2

			2,899,117	5.4

MEDIA
7,780	*	Live Nation, Inc	271,133	0.5
		Other	262,251	0.5

			533,384	1.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,619	*	PRA Health Sciences, Inc	271,461	0.5
		Other	4,615,554	8.5

			4,887,015	9.0

REAL ESTATE
2,720		Coresite Realty	281,602	0.5
10,760		First Industrial Realty Trust, Inc	307,951	0.6
9,200		LaSalle Hotel Properties	274,160	0.5
2,409		PS Business Parks, Inc	318,927	0.6
15,992		Summit Hotel Properties, Inc	298,251	0.5
		Other	2,088,783	3.9

			3,569,674	6.6

RETAILING			1,244,763	2.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,062,494	3.8

SOFTWARE & SERVICES
2,550	*	CACI International, Inc (Class A)	318,877	0.6
3,456	*	EPAM Systems, Inc	290,615	0.5
		Other	3,791,748	7.0

			4,401,240	8.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
7,177	*	Sanmina Corp		$273,444	0.5%
2,400		SYNNEX Corp		287,904	0.6
3,300	*	Tech Data Corp		333,300	0.6
18,867	*	TTM Technologies, Inc		327,531	0.6
		Other		2,224,926	4.1

				3,447,105	6.4

TELECOMMUNICATION SERVICES				470,201	0.9

TRANSPORTATION				438,009	0.8

UTILITIES
7,833		Avista Corp		332,589	0.6
4,457		NorthWestern Corp		271,966	0.5
3,713		Southwest Gas Corp		271,272	0.5
		Other		966,998	1.8

				1,842,825	3.4

		TOTAL COMMON STOCKS	(Cost $45,349,183)	54,126,951	99.9

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
607,074	c	State Street Navigator Securities Lending Government Money Market Portfolio		607,074	1.1

				607,074	1.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $607,074)	607,074	1.1

		TOTAL PORTFOLIO	(Cost $45,956,257)	54,734,025	101.0
		OTHER ASSETS & LIABILITIES, NET		(570,152)	(1.0)

		NET ASSETS		$54,163,873	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

At 6/30/2017, the aggregate value of securities on loan is $582,573.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2017

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$706,175	1.2%

BANKS
3,336	PNC Financial Services Group, Inc	416,566	0.7
8,755	US Bancorp	454,560	0.8
	Other	2,129,637	3.8

		3,000,763	5.3

CAPITAL GOODS
2,600	3M Co	541,294	1.0
2,490	Illinois Tool Works, Inc	356,692	0.6
	Other	3,224,589	5.7

		4,122,575	7.3

COMMERCIAL & PROFESSIONAL SERVICES		375,248	0.7

CONSUMER DURABLES & APPAREL
6,941	Nike, Inc (Class B)	409,519	0.7
	Other	255,735	0.5

		665,254	1.2

CONSUMER SERVICES
3,647	McDonald’s Corp	558,575	1.0
7,281	Starbucks Corp	424,555	0.8
	Other	535,549	0.9

		1,518,679	2.7

DIVERSIFIED FINANCIALS
4,713	American Express Co	397,023	0.7
7,513	Bank of New York Mellon Corp	383,313	0.7
923	BlackRock, Inc	389,885	0.7
8,890	Charles Schwab Corp	381,914	0.7
5,110	IntercontinentalExchange Group, Inc	336,851	0.6
	Other	1,785,168	3.1

		3,674,154	6.5

ENERGY
5,152	Schlumberger Ltd	339,208	0.6
	Other	2,917,295	5.2

		3,256,503	5.8

FOOD & STAPLES RETAILING		436,753	0.8

FOOD, BEVERAGE & TOBACCO
14,546	Coca-Cola Co	652,388	1.2
4,008	Kraft Heinz Co	343,245	0.6
8,511	Mondelez International, Inc	367,590	0.7
5,544	PepsiCo, Inc	640,277	1.1
	Other	733,313	1.3

		2,736,813	4.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
1,865		Becton Dickinson & Co	$363,880	0.6%
		Other	2,399,469	4.3

			2,763,349	4.9

HOUSEHOLD & PERSONAL PRODUCTS
8,630		Procter & Gamble Co	752,105	1.3
		Other	512,847	0.9

			1,264,952	2.2

INSURANCE
2,854		Chubb Ltd	414,915	0.7
3,438		Prudential Financial, Inc	371,785	0.7
		Other	1,555,552	2.8

			2,342,252	4.2

MATERIALS			2,217,542	3.9

MEDIA
1,250	*	Charter Communications, Inc	421,062	0.7
4,451		Time Warner, Inc	446,925	0.8
6,139		Walt Disney Co	652,269	1.2
		Other	275,739	0.5

			1,795,995	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,266		Amgen, Inc	562,503	1.0
8,608		Bristol-Myers Squibb Co	479,638	0.8
3,767	*	Celgene Corp	489,220	0.9
6,515		Gilead Sciences, Inc	461,131	0.8
7,976		Johnson & Johnson	1,055,145	1.9
10,198		Merck & Co, Inc	653,590	1.2
		Other	1,197,783	2.1

			4,899,010	8.7

REAL ESTATE
3,018		American Tower Corp	399,342	0.7
		Other	1,937,681	3.5

			2,337,023	4.2

RETAILING
4,908		Lowe’s Companies, Inc	380,517	0.7
2,665	*	NetFlix, Inc	398,178	0.7
259	*	Priceline.com, Inc	484,465	0.9
		Other	1,189,001	2.1

			2,452,161	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,245		Applied Materials, Inc	340,601	0.6
17,426		Intel Corp	587,953	1.1
2,845		NVIDIA Corp	411,273	0.7

62	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
5,568		Texas Instruments, Inc		$428,346	0.8%
		Other		224,532	0.4

				1,992,705	3.6

SOFTWARE & SERVICES
3,499		Accenture plc		432,756	0.8
805	*	Alphabet, Inc (Class A)		748,393	1.3
836	*	Alphabet, Inc (Class C)		759,698	1.3
3,661		International Business Machines Corp		563,172	1.0
4,373		MasterCard, Inc (Class A)		531,101	1.0
18,581		Microsoft Corp		1,280,788	2.3
11,795		Oracle Corp		591,401	1.1
4,357	*	salesforce.com, Inc		377,316	0.7
		Other		1,880,289	3.3

				7,164,914	12.8

TECHNOLOGY HARDWARE & EQUIPMENT
18,837		Cisco Systems, Inc		589,598	1.0
		Other		1,450,566	2.6

				2,040,164	3.6

TELECOMMUNICATION SERVICES
14,669		Verizon Communications, Inc		655,117	1.2
		Other		397,891	0.7

				1,053,008	1.9

TRANSPORTATION
3,505		Union Pacific Corp		381,729	0.6
3,462		United Parcel Service, Inc (Class B)		382,863	0.7
		Other		832,117	1.5

				1,596,709	2.8

UTILITIES				1,705,626	3.0

		TOTAL COMMON STOCKS	(Cost $34,867,286)	56,118,327	99.8

		TOTAL PORTFOLIO	(Cost $34,867,286)	56,118,327	99.8
		OTHER ASSETS & LIABILITIES, NET		103,896	0.2

		NET ASSETS		$56,222,223	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	63

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,807,412	1.0%

BANKS
156,182		Bank of America Corp	3,788,975	0.9
43,349		Citigroup, Inc	2,899,181	0.7
55,457		JPMorgan Chase & Co	5,068,770	1.3
70,707		Wells Fargo & Co	3,917,875	1.0
		Other	11,346,071	2.8

			27,020,872	6.7

CAPITAL GOODS
9,092		3M Co	1,892,864	0.5
8,917		Boeing Co	1,763,337	0.4
136,313		General Electric Co	3,681,814	0.9
11,938		Honeywell International, Inc	1,591,216	0.4
		Other	21,424,451	5.3

			30,353,682	7.5

COMMERCIAL & PROFESSIONAL SERVICES			3,521,947	0.9

CONSUMER DURABLES & APPAREL			5,739,944	1.4

CONSUMER SERVICES
12,796		McDonald’s Corp	1,959,835	0.5
		Other	7,282,014	1.8

			9,241,849	2.3

DIVERSIFIED FINANCIALS
12,125		iShares Russell 3000 Index Fund	1,746,243	0.4
		Other	15,732,263	3.9

			17,478,506	4.3

ENERGY
29,644		Chevron Corp	3,092,759	0.8
66,490	d	Exxon Mobil Corp	5,367,738	1.3
21,856		Schlumberger Ltd	1,438,999	0.4
		Other	12,221,454	3.0

			22,120,950	5.5

FOOD & STAPLES RETAILING
22,851		Wal-Mart Stores, Inc	1,729,364	0.5
		Other	3,734,269	0.9

			5,463,633	1.4

FOOD, BEVERAGE & TOBACCO
30,303		Altria Group, Inc	2,256,665	0.6
60,251		Coca-Cola Co	2,702,257	0.7
22,400		PepsiCo, Inc	2,586,976	0.6
24,335		Philip Morris International, Inc	2,858,146	0.7
		Other	9,103,715	2.2

			19,507,759	4.8

64	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
21,488		Medtronic plc	$1,907,060	0.5%
15,022		UnitedHealth Group, Inc	2,785,379	0.7
		Other	17,656,771	4.4

			22,349,210	5.6

HOUSEHOLD & PERSONAL PRODUCTS
40,155		Procter & Gamble Co	3,499,508	0.9
		Other	3,073,792	0.7

			6,573,300	1.6

INSURANCE
30,168	*	Berkshire Hathaway, Inc (Class B)	5,109,554	1.3
		Other	11,682,360	2.9

			16,791,914	4.2

MATERIALS			13,251,191	3.3

MEDIA
73,873		Comcast Corp (Class A)	2,875,137	0.7
24,568		Walt Disney Co	2,610,350	0.6
		Other	5,961,619	1.5

			11,447,106	2.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
24,976		AbbVie, Inc	1,811,010	0.4
11,534		Amgen, Inc	1,986,501	0.5
25,887		Bristol-Myers Squibb Co	1,442,423	0.3
12,146	*	Celgene Corp	1,577,401	0.4
20,442		Gilead Sciences, Inc	1,446,885	0.4
42,373		Johnson & Johnson	5,605,524	1.4
42,935		Merck & Co, Inc	2,751,704	0.7
92,766		Pfizer, Inc	3,116,010	0.8
		Other	13,145,443	3.2

			32,882,901	8.1

REAL ESTATE			16,120,491	4.0

RETAILING
6,231	*	Amazon.com, Inc	6,031,608	1.5
18,842		Home Depot, Inc	2,890,363	0.7
		Other	10,575,521	2.7

			19,497,492	4.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
6,218		Broadcom Ltd	1,449,105	0.4
73,917		Intel Corp	2,493,959	0.6
		Other	9,362,598	2.3

			13,305,662	3.3

SOFTWARE & SERVICES
4,652	*	Alphabet, Inc (Class A)	4,324,871	1.1
4,738	*	Alphabet, Inc (Class C)	4,305,563	1.1
36,601	*	Facebook, Inc	5,526,019	1.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
13,471		International Business Machines Corp		$2,072,244	0.5%
14,769		MasterCard, Inc (Class A)		1,793,695	0.4
117,620		Microsoft Corp		8,107,547	2.0
45,087		Oracle Corp		2,260,662	0.6
29,100		Visa, Inc (Class A)		2,728,998	0.7
		Other		19,136,323	4.8

				50,255,922	12.6

TECHNOLOGY HARDWARE & EQUIPMENT
81,822		Apple, Inc		11,784,004	2.9
78,605		Cisco Systems, Inc		2,460,337	0.6
		Other		6,685,131	1.7

				20,929,472	5.2

TELECOMMUNICATION SERVICES
96,473		AT&T, Inc		3,639,926	0.9
64,047		Verizon Communications, Inc		2,860,339	0.7
		Other		1,234,841	0.3

				7,735,106	1.9

TRANSPORTATION				8,539,655	2.1

UTILITIES				12,503,335	3.1

		TOTAL COMMON STOCKS	(Cost $206,655,944)	396,439,311	98.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				112	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $7)	112	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 5,450,000		Federal Home Loan Bank (FHLB) 0.650%, 07/03/17		5,450,000	1.4

				5,450,000	1.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,965,503	c	State Street Navigator Securities Lending Government Money Market Portfolio		2,965,503	0.7

				2,965,503	0.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $8,415,306)	8,415,503	2.1

		TOTAL PORTFOLIO	(Cost $215,071,257)	404,854,926	100.6
		OTHER ASSETS & LIABILITIES, NET		(2,580,405)	(0.6)

		NET ASSETS		$402,274,521	100.0%

66	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

At 6/30/2017, the aggregate value of securities on loan is $2,869,437.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	67

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRIA
49,422		Wienerberger AG.	$1,124,309	1.1%

			1,124,309	1.1

CANADA			419,192	0.4

CHINA			570,859	0.6

DENMARK
30,680		DSV AS	1,884,492	1.8
13,130		Novo Nordisk AS	564,160	0.6

			2,448,652	2.4

FRANCE
132,987		Accor S.A.	6,238,309	6.0
62,613	*,g	ALD S.A.	983,309	1.0
63,492		Compagnie de Saint-Gobain	3,390,792	3.3
5,925		Essilor International S.A.	753,735	0.7
9,367		Kering	3,189,573	3.1
19,730		Nexity	1,145,111	1.1
60,590		Schneider Electric S.A.	4,656,309	4.5
72,799		Societe Generale	3,925,732	3.8
39,828		Vinci S.A.	3,397,387	3.3
		Other	153,488	0.2

			27,833,745	27.0

GERMANY
21,766		Henkel KGaA (Preference)	3,001,394	2.9
46,692		Lanxess AG.	3,541,132	3.4
30,109		Linde AG.	5,731,337	5.6
55,977		ThyssenKrupp AG.	1,595,342	1.6
		Other	536,684	0.5

			14,405,889	14.0

HONG KONG
46,085		Melco Crown Entertainment Ltd (ADR)	1,034,608	1.0

			1,034,608	1.0

INDIA
83,962		Asian Paints Ltd	1,430,993	1.4
306,007	*	Crompton Greaves Consumer Electricals Ltd	1,071,478	1.0
4,087	*	Eicher Motors Ltd	1,708,352	1.6
139,937	*	Havells India Ltd	995,603	1.0
101,302		HDFC Bank Ltd	2,587,715	2.5
87,652		Housing Development Finance Corp	2,189,021	2.1
89,345	*	IndusInd Bank Ltd	2,042,690	2.0
127,163	*,g	RBL Bank Ltd	998,012	1.0

			13,023,864	12.6

68	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2017

Shares		Company	Value	% of net assets

ITALY
451,033		Banca Intesa S.p.A.	$1,434,650	1.4%
217,731		Mediobanca S.p.A.	2,154,020	2.1
53,665		Moncler S.p.A	1,258,901	1.2
214,610	*	UniCredit S.p.A	4,019,910	3.9

			8,867,481	8.6

JAPAN
158,400	*,e	Aiful Corp	579,303	0.6
224,065		Hitachi Ltd	1,381,516	1.3
499,242	*	Ishikawajima-Harima Heavy Industries Co Ltd	1,706,100	1.6
69,227		Komatsu Ltd	1,776,879	1.7
28,924		Konami Corp	1,610,074	1.5
131,704		Mitsubishi UFJ Financial Group, Inc	888,349	0.9
30,299		Olympus Corp	1,110,106	1.1
29,070		Seven & I Holdings Co Ltd	1,199,557	1.2
91,952		Sony Corp	3,507,394	3.4
		Other	1,020,688	1.0

			14,779,966	14.3

NETHERLANDS
14,640		Heineken NV	1,423,515	1.4

			1,423,515	1.4

SWEDEN
63,631		Electrolux AB (Series B)	2,086,539	2.0

			2,086,539	2.0

SWITZERLAND
1,373		Geberit AG.	641,136	0.6
353,615		Glencore Xstrata plc	1,325,075	1.3
21,741		Swatch Group AG. (Registered)	1,588,233	1.5
		Other	475,493	0.5

			4,029,937	3.9

TAIWAN
828,605		Advanced Semiconductor Engineering, Inc	1,062,064	1.0

			1,062,064	1.0

UNITED KINGDOM
384,445		CNH Industrial NV	4,359,892	4.2
37,746		Diageo plc	1,115,460	1.1
		Other	47,349	0.0

			5,522,701	5.3

UNITED STATES
27,984		WisdomTree Japan Hedged Equity Fund	1,455,168	1.4

			1,455,168	1.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	69

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2017

Shares		Company		Value	% of net assets

URUGUAY
139,351	*	Arcos Dorados Holdings, Inc		$1,038,165	1.0%

				1,038,165	1.0

		TOTAL COMMON STOCKS	(Cost $87,342,754)	101,126,654	98.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 950,000		Federal Home Loan Bank (FHLB)
		0.650%, 07/03/17		950,000	0.9

				950,000	0.9

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,056,881	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,056,881	1.0

				1,056,881	1.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,006,847)	2,006,881	1.9

		TOTAL PORTFOLIO	(Cost $89,349,601)	103,133,535	99.9
		OTHER ASSETS & LIABILITIES, NET		106,112	0.1

		NET ASSETS		$103,239,647	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $999,609.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities, including those in “Other,” was $1,981,321 or 1.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

70	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2017

Sector	Value	% of net assets
INDUSTRIALS	$26,512,428	25.7%
FINANCIALS	23,448,747	22.7
CONSUMER DISCRETIONARY	21,013,199	20.4
MATERIALS	14,795,536	14.3
CONSUMER STAPLES	6,739,926	6.5
INFORMATION TECHNOLOGY	4,624,513	4.5
HEALTH CARE	2,428,002	2.4
REAL ESTATE	1,145,111	1.1
ENERGY	419,192	0.4
SHORT-TERM INVESTMENTS	2,006,881	1.9
OTHER ASSETS & LIABILITIES, NET	106,112	0.1

NET ASSETS	$103,239,647	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	71

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2017

Principal	Issuer		Value	% of net assets

	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS		$49,366	0.0%

	CAPITAL GOODS		12,880	0.0

	COMMERCIAL & PROFESSIONAL SERVICES		97,548	0.1

	CONSUMER SERVICES		337,744	0.3

	ENERGY		15,825	0.0

	FOOD, BEVERAGE & TOBACCO		29,707	0.0

	HEALTH CARE EQUIPMENT & SERVICES		150,173	0.1

	MATERIALS		64,656	0.0

	MEDIA		147,455	0.1

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		49,441	0.0

	REAL ESTATE		72,429	0.0

	RETAILING		24,408	0.0

	SOFTWARE & SERVICES		65,295	0.0

	TECHNOLOGY HARDWARE & EQUIPMENT		153,446	0.1

	TOTAL BANK LOAN OBLIGATIONS	(Cost $1,263,358)	1,270,373	0.7

	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		1,448,677	0.8

	BANKS
$ 750,000	Citigroup, Inc	3.200%, 10/21/26	729,469	0.4
	Other		12,004,609	6.4

			12,734,078	6.8

	CAPITAL GOODS		3,461,716	1.8

	COMMERCIAL & PROFESSIONAL SERVICES		1,482,853	0.7

	CONSUMER DURABLES & APPAREL		519,777	0.3

	CONSUMER SERVICES		352,780	0.2

	DIVERSIFIED FINANCIALS
750,000	Ford Motor Credit Co LLC	2.597%, 11/04/19	755,020	0.4
750,000	Wells Fargo & Co	2.100%, 07/26/21	739,988	0.4
	Other		7,870,377	4.2

			9,365,385	5.0

	ENERGY		5,518,799	2.9

	FOOD & STAPLES RETAILING		2,178,219	1.1

72	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2017

Principal		Issuer		Value	% of net assets

FOOD, BEVERAGE & TOBACCO				$1,933,716	1.0%

HEALTH CARE EQUIPMENT & SERVICES				1,838,899	1.0

INSURANCE				3,204,338	1.7

MATERIALS				3,792,188	2.1

MEDIA				3,470,205	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4,617,532	2.5

REAL ESTATE				5,221,665	2.8

RETAILING				2,604,133	1.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				629,198	0.3

SOFTWARE & SERVICES				1,305,393	0.7

TECHNOLOGY HARDWARE & EQUIPMENT				1,948,491	1.1

TELECOMMUNICATION SERVICES
$ 675,000		Verizon Communications, Inc	3.450%, 03/15/21	698,792	0.4
		Other		2,898,603	1.5

				3,597,395	1.9

TRANSPORTATION				1,909,753	1.0

UTILITIES				10,181,664	5.4

		TOTAL CORPORATE BONDS	(Cost $81,947,447)	83,316,854	44.3

GOVERNMENT BONDS
AGENCY SECURITIES				405,362	0.2

FOREIGN GOVERNMENT BONDS				7,562,116	4.0

MORTGAGE BACKED
1,546,303		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	1,597,986	0.8
730,541		FGLMC	4.000%, 12/01/45	776,079	0.4
1,014,860		Federal National Mortgage Association (FNMA)	3.500%, 07/01/32	1,058,005	0.6
1,000,000	h	FNMA	2.500%, 08/25/32	1,003,849	0.5
1,000,000	h	FNMA	3.000%, 08/25/32	1,025,156	0.5
778,064		FNMA	5.500%, 07/01/40	871,963	0.5
789,658		FNMA	4.500%, 11/01/44	860,139	0.5
819,431		FNMA	4.000%, 12/01/44	872,387	0.5
2,745,334		FNMA	4.000%, 07/01/45	2,915,103	1.5
939,108		FNMA	3.500%, 01/01/46	969,640	0.5
629,009		FNMA	4.000%, 01/01/46	667,513	0.4
1,643,395		FNMA	3.000%, 11/01/46	1,641,986	0.9
1,789,014		FNMA	3.000%, 12/01/46	1,787,480	1.0
1,000,912		FNMA	3.500%, 01/01/47	1,028,335	0.5
1,000,000	h	FNMA	3.500%, 08/25/47	1,024,970	0.5
5,427,476		FNMA	2.500%–7.500%, 08/01/21–07/25/47	5,501,733	2.9
1,993,772		Government National Mortgage Association (GNMA)	3.000%, 05/20/47	2,015,821	1.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	73

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2017

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 997,845		GNMA	3.500%, 05/20/47	$1,034,404	0.5%
1,000,000		GNMA	3.500%, 06/20/47	1,036,638	0.6
		Other		2,419,074	1.3

				30,108,261	16.0

U.S. TREASURY SECURITIES
1,000,000		United States Treasury Bond	3.125%, 11/15/41	1,060,156	0.6
2,935,700		United States Treasury Bond	3.000%, 11/15/45	3,028,703	1.6
1,865,000		United States Treasury Bond	2.875%, 11/15/46	1,878,478	1.0
1,870,000		United States Treasury Bond	3.000%, 02/15/47	1,932,381	1.0
3,500,000		United States Treasury Note	0.875%, 05/31/18	3,487,694	1.9
1,750,000		United States Treasury Note	0.625%, 06/30/18	1,738,926	0.9
1,850,000		United States Treasury Note	0.750%, 08/31/18	1,837,786	1.0
1,000,000		United States Treasury Note	0.750%, 09/30/18	993,086	0.5
900,000		United States Treasury Note	1.125%, 01/31/19	896,765	0.5
1,045,000		United States Treasury Note	0.875%, 09/15/19	1,032,713	0.6
785,000		United States Treasury Note	1.625%, 03/15/20	787,423	0.4
2,270,000		United States Treasury Note	1.500%, 05/15/20	2,267,340	1.2
2,158,000		United States Treasury Note	1.375%, 05/31/21	2,127,991	1.1
1,850,000		United States Treasury Note	1.750%, 05/31/22	1,838,943	1.0
1,000,000		United States Treasury Note	1.625%, 05/31/23	977,812	0.5
2,405,000		United States Treasury Note	2.250%, 12/31/23	2,428,393	1.3
3,605,000		United States Treasury Note	2.125%, 03/31/24	3,606,691	1.9
1,640,000		United States Treasury Note	2.375%, 05/15/27	1,650,570	0.9
2,555,000		United States Treasury Note	0.750%–2.000%, 02/28/18–04/30/24	2,528,856	1.3
		Other		683,809	0.4

				36,784,516	19.6

		TOTAL GOVERNMENT BONDS	(Cost $74,605,516)	74,860,255	39.8

STRUCTURED ASSETS
ASSET BACKED
1,000,000	g	Capital Automotive REIT	3.660%, 10/15/44	1,003,281	0.5
		Series 2014-1A (Class A)
1,635,625	g,h	Domino’s Pizza Master Issuer LLC	3.082%—4.474%,10/25/45–07/25/47	1,655,135	1.0
744,375	g	Taco Bell Funding LLC	3.832%, 05/25/46	760,982	0.4
		Series 2016-1A (Class A2I)
		Other		2,771,276	1.4

				6,190,674	3.3

OTHER MORTGAGE BACKED
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136%, 09/11/42	1,179,561	0.6
		Series 2007-T28 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%, 05/15/46	1,535,625	0.8
		Series 2007-C3 (Class AJ)
1,190,601	i	Greenwich Capital Commercial Funding Corp	5.867%, 12/10/49	1,193,810	0.7
		Series 2007-GG11 (Class AM)
796,010	i	LB-UBS Commercial Mortgage Trust	6.114%, 07/15/40	797,038	0.4
		Series 2007-C6 (Class AM)

74	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2017

Principal		Issuer		Value	% of net assets

OTHER MORTGAGE BACKED—continued
$ 800,000	i	Morgan Stanley Capital I Trust	5.907%, 06/11/49	$801,694	0.4%
		Series 2007-IQ15 (Class AJ)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818%, 05/15/46	985,522	0.5
		Series 2007-C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.271%, 05/15/46	1,200,861	0.7

		Series 2007-C34 (Class AJ)
		Other		5,078,664	2.7

				12,772,775	6.8

		TOTAL STRUCTURED ASSETS	(Cost $18,893,542)	18,963,449	10.1

		TOTAL BONDS	(Cost $175,446,505)	177,140,558	94.2

PREFERRED STOCKS
BANKS				129,514	0.1

		TOTAL PREFERRED STOCKS	(Cost $569,550)	129,514	0.1

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
10,500,000		Federal Home Loan Bank (FHLB)	0.400%, 07/03/17	10,500,000	5.6

				10,500,000	5.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,499,767)	10,500,000	5.6

		TOTAL PORTFOLIO	(Cost $187,779,180)	189,040,445	100.6
		OTHER ASSETS & LIABILITIES, NET		(1,059,094)	(0.6)

		NET ASSETS		$187,981,351	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $26,922,298 or 14.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	75

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2017

Principal	Issuer		Value	% net assets

SHORT–TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 1,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.980%–1.000%, 07/03/17–07/18/17	$999,737	1.3%
1,545,000	FAMC	0.640%–1.035%, 07/27/17	1,543,983	2.0
630,000	FAMC	0.860%, 08/01/17	629,533	0.8
1,000,000	FAMC	1.030%, 09/13/17	997,883	1.3
535,000	FAMC	1.030%, 09/20/17	533,760	0.7
1,000,000	Federal Farm Credit Bank (FFCB)	0.580%, 07/06/17	999,919	1.3
930,000	FFCB	0.960%, 07/18/17	929,578	1.2
1,000,000	FFCB	0.850%, 08/07/17	999,126	1.3
600,000	FFCB	0.920%–0.990%, 09/08/17	598,875	0.8
1,000,000	FFCB	1.050%, 10/27/17	996,558	1.3
4,490,000	FFCB	0.750%-1.070%, 07/24/17–11/03/17	4,482,615	5.9
965,000	Federal Home Loan Bank (FHLB)	0.815%–0.850%, 07/07/17	964,865	1.3
1,100,000	FHLB	0.830%–0.870%, 07/14/17	1,099,669	1.5
650,000	FHLB	0.800%–0.850%, 07/17/17	649,766	0.9
1,700,000	FHLB	0.853%–0.930%, 07/19/17	1,699,229	2.2
1,000,000	FHLB	0.854%, 07/21/17	999,526	1.3
605,000	FHLB	0.830%, 07/24/17	604,679	0.8
768,000	FHLB	0.650%, 07/25/17	767,667	1.0
1,000,000	FHLB	0.640%–0.900%, 07/26/17	999,465	1.3
700,000	FHLB	1.030%, 08/04/17	699,319	0.9
781,000	FHLB	0.930%, 08/14/17	780,112	1.0
1,000,000	FHLB	0.955%, 08/23/17	998,594	1.3
1,015,000	FHLB	0.900%–1.030%, 08/25/17	1,013,442	1.3
1,000,000	FHLB	1.000%, 09/08/17	998,083	1.3
565,000	FHLB	1.040%, 09/27/17	563,564	0.8
6,382,000	FHLB	0.650%–1.080%, 07/05/17–11/22/17	6,370,272	8.4
712,000	Federal Home Loan Mortgage Corp (FHLMC)	0.820%–0.920%, 07/17/17	711,718	1.0
1,000,000	FHLMC	1.040%, 09/18/17	997,718	1.3
765,000	FHLMC	1.015%, 10/17/17	762,671	1.0
5,028,000	FHLMC	0.770%–1.090%, 07/03/17–11/10/17	5,018,651	6.6
1,000,000	Federal National Mortgage Association (FNMA)	0.770%, 07/11/17	999,786	1.3
1,372,000	FNMA	0.595%–0.810%, 07/12/17	1,371,685	1.8
638,000	FNMA	1.015%, 09/01/17	636,885	0.9
1,000,000	FNMA	0.990%, 09/06/17	998,157	1.3
2,631,000	FNMA	0.770%–0.970%, 07/05/17–09/11/17	2,628,954	3.5
1,000,000	FNMA	1.060%, 10/06/17	997,144	1.3

			48,043,188	63.2

TREASURY DEBT
689,000	United States Treasury Bill	0.730%–0.800%, 07/06/17	688,927	0.9
1,230,000	United States Treasury Bill	0.579%–0.774%, 07/13/17	1,229,729	1.6
756,000	United States Treasury Bill	0.605%–0.780%, 07/20/17	755,708	1.0
750,000	United States Treasury Bill	0.780%–0.782%, 07/27/17	749,577	1.0
1,206,000	United States Treasury Bill	0.846%–0.891%, 08/03/17	1,205,031	1.6
1,121,000	United States Treasury Bill	0.627%–0.870%, 08/10/17	1,120,083	1.5
1,214,000	United States Treasury Bill	0.650%–0.960%, 08/17/17	1,212,744	1.6
1,505,000	United States Treasury Bill	0.665%–0.955%, 08/24/17	1,503,138	2.0

76	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2017

Principal		Issuer		Value	% net assets

TREASURY DEBT—continued
$ 691,000		United States Treasury Bill	0.803%–0.920%, 08/31/17	$689,955	0.9%
804,000		United States Treasury Bill	0.897%–0.924%, 09/07/17	802,634	1.1
800,000		United States Treasury Bill	0.916%–0.990%, 09/14/17	798,427	1.0
650,000		United States Treasury Bill	0.910%–0.915%, 09/21/17	648,647	0.8
1,500,000		United States Treasury Note	0.875%, 08/15/17	1,499,995	2.0
725,000		United States Treasury Note	0.625%, 08/31/17	724,933	0.9
1,200,000		United States Treasury Note	1.000%, 09/15/17	1,200,429	1.6
2,650,000		United States Treasury Note	0.500%–1.000%, 07/31/17–02/15/18	2,647,966	3.5

				17,477,923	23.0

VARIABLE RATE SECURITIES
1,550,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.940%–1.146%, 09/06/17–08/03/18	1,550,000	2.0
500,000	i	Federal Farm Credit Bank (FFCB)	1.270%, 01/22/18	500,470	0.7
500,000	i	FFCB	1.106%, 01/25/19	500,039	0.7
3,675,000	i	FFCB	0.952%–1.400%, 08/04/17–06/27/19	3,674,675	4.8
500,000	i	Federal Home Loan Bank (FHLB)	0.958%, 01/18/19	500,076	0.7
500,000	i	FHLB	1.176%, 02/22/19	500,459	0.7
1,000,000	i	FHLB	0.891%–1.036%, 02/23/18–03/06/19	999,715	1.3
1,475,000	i	Federal National Mortgage Association (FNMA)	1.086%–1.232%, 07/20/17–10/05/17	1,474,812	1.9
		Other		499,999	0.6

				10,200,245	13.4

		TOTAL SHORT–TERM INVESTMENTS	(Cost $75,721,356)	75,721,356	99.6

		TOTAL PORTFOLIO	(Cost $75,721,356)	75,721,356	99.6
		OTHER ASSETS & LIABILITIES, NET		291,729	0.4

		NET ASSETS		$76,013,085	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	77

Summary portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2017

Shares	Security		Value	% of net assets

TIAA-CREF LIFE FUNDS—99.4%(a)
FIXED INCOME—49.6%
1,067,533	TIAA-CREF Life Bond Fund		$27,083,306	49.6%

TOTAL FIXED INCOME			27,083,306	49.6

INTERNATIONAL EQUITY—9.9%
256,708	TIAA-CREF Life International Equity Fund		5,416,533	9.9

TOTAL INTERNATIONAL EQUITY			5,416,533	9.9

U.S. EQUITY—39.9%
147,997	TIAA-CREF Life Growth Equity Fund		4,787,690	8.8
134,957	TIAA-CREF Life Growth & Income Fund		5,438,768	9.9
137,315	TIAA-CREF Life Large-Cap Value Fund		5,010,634	9.2
32,844	TIAA-CREF Life Real Estate Securities Fund		1,087,808	2.0
29,715	TIAA-CREF Life Small-Cap Equity Fund		1,090,819	2.0
81,660	TIAA-CREF Life Stock Index Fund		4,353,305	8.0

TOTAL U.S. EQUITY			21,769,024	39.9

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $50,817,095)	54,268,863	99.4

	TOTAL PORTFOLIO	(Cost $50,817,095)	54,268,863	99.4
	OTHER ASSETS AND LIABILITIES, NET		311,439	0.6

	NET ASSETS		$54,580,302	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

78	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2017 Semiannual Report	79

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2017

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$86,530,219
Cash	50,264
Cash—foreign^	—
Receivable from securities transactions	1,322,861
Receivable from Fund shares sold	301,851
Dividends and interest receivable	21,486
Due from affiliates	449
Unrealized appreciation on swap contracts	—
Other	6,576

Total assets	88,233,706

LIABILITIES
Management fees payable	3,230
Due to affiliates	2,487
Payable for collateral for securities loaned	—
Payable for securities transactions	1,164,511
Payable for Fund shares redeemed	65,398
Written optionsà	5,030
Payable for trustee compensation	6,262
Accrued expenses and other payables	26,637

Total liabilities	1,273,555

NET ASSETS	$86,960,151

NET ASSETS CONSIST OF:
Paid-in-capital	$55,902,800
Undistributed net investment income (loss)	239,831
Accumulated net realized gain (loss) on total investments	2,558,874
Net unrealized appreciation (depreciation) on total investments	28,258,646

NET ASSETS	$86,960,151

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,687,727

Net asset value per share	$32.35

* Includes securities loaned of	$—
† Portfolio investments, cost	$58,273,148
^ Foreign cash, cost	$—
à Written options premiums	$6,610

80	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$134,960,776	$74,515,273	$74,832,718	$54,734,025	$56,118,327
4,380	7,098	22,652	37,961	79,951
—	4,260	—	—	—
743,117	566,442	—	2,114,419	37
21,799	—	85,773	15,062	23,939
104,226	84,813	310,005	66,962	57,858
632	663	488	745	519
—	—	—	8,854	—
13,388	1,923	1,670	5,574	5,336

135,848,318	75,180,472	75,253,306	56,983,602	56,285,967

4,984	2,730	3,105	2,051	694
2,602	2,445	2,539	2,400	2,408
538,264	239,912	—	607,074	—
639,083	781,500	—	2,114,986	—
288,388	85,750	61,068	62,622	31,963
139,851	82,059	—	—	—
10,275	7,748	8,606	5,824	5,607
32,760	30,681	28,067	24,772	23,072

1,656,207	1,232,825	103,385	2,819,729	63,744

$134,192,111	$73,947,647	$75,149,921	$54,163,873	$56,222,223

$90,443,236	$58,085,459	$53,412,314	$40,921,750	$32,439,288
732,291	527,014	661,423	280,245	519,681
4,811,160	1,258,315	2,355,100	4,175,256	2,012,213
38,205,424	14,076,859	18,721,084	8,786,622	21,251,041

$134,192,111	$73,947,647	$75,149,921	$54,163,873	$56,222,223

3,330,175	2,026,789	2,269,075	1,475,348	1,470,117

$40.30	$36.49	$33.12	$36.71	$38.24

$528,514	$228,319	$—	$582,573	$—
$96,783,303	$60,451,036	$56,111,634	$45,956,257	$34,867,286
$—	$4,274	$—	$—	$—
$168,068	$94,629	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2017

Stock Index Fund

ASSETS
Portfolio investments, at value*†	$404,854,926
Affiliated investments, at value‡	—
Cash#	45,990
Cash—foreign^	—
Receivable from securities transactions	3,566
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	208,299
Dividends and interest receivable	421,836
Due from affiliates	625
Receivable for variation margin on open futures contracts	2,025
Other	19,917

Total assets	405,557,184

LIABILITIES
Management fees payable	1,984
Service agreement fees payable	10,317
Due to affiliates	3,052
Payable for collateral for securities loaned	2,965,503
Payable for securities transactions	—
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	232,006
Payable for trustee compensation	21,817
Accrued expenses and other payables	47,984

Total liabilities	3,282,663

NET ASSETS	$402,274,521

NET ASSETS CONSIST OF:
Paid-in-capital	$217,046,199
Undistributed net investment income (loss)	3,704,979
Accumulated net realized gain (loss) on total investments	(8,234,698)
Net unrealized appreciation (depreciation) on total investments	189,758,041

NET ASSETS	$402,274,521

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,545,601

Net asset value per share	$53.31

* Includes securities loaned of	$2,869,437
# Includes cash collateral for mortgage dollar rolls	$—
† Portfolio investments, cost	$215,071,257
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

82	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$103,133,535	$189,040,445	$75,721,356	$—
—	—	—	54,268,863
28,633	966,221	842	60,177
36,670	—	—	—
2,116,470	745,873	—	47,024
—	6,158,412	—	—
38,578	49,574	307,842	279,988
155,309	1,163,103	25,381	—
677	872	760	537
—	—	—	—
14,225	12,940	1,130	1,133

105,524,097	198,137,440	76,057,311	54,657,722

4,267	4,631	632	447
—	—	—	5,166
2,513	2,986	2,499	1,587
1,056,881	—	—	—
1,076,560	320,864	—	52,649
—	9,718,882	—	—
104,949	1,887	12,928	998
9,278	15,937	1,675	1,058
30,002	90,902	26,492	15,515

2,284,450	10,156,089	44,226	77,420

$103,239,647	$187,981,351	$76,013,085	$54,580,302

$112,688,197	$184,835,632	$76,013,807	$51,287,109
2,427,008	2,515,765	(693)	(26,772)
(25,661,541)	(631,091)	(29)	(131,803)
13,785,983	1,261,045	—	3,451,768

$103,239,647	$187,981,351	$76,013,085	$54,580,302

4,893,340	7,409,412	76,010,522	4,940,537

$21.10	$25.37	$1.00	$11.05

$999,609	$—	$—	$—
$—	$960,000	$—	$—
$89,349,601	$187,779,180	$75,721,356	$—
$—	$—	$—	$50,817,095
$36,782	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	83

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2017

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$437,295
Income from securities lending	137
Interest	2,490
Payment from affiliate	2,784

Total income	442,706

EXPENSES
Management fees	184,226
Shareholder servicing	1,441
Professional fees	24,070
Custody and accounting fees	12,040
Administrative service fees	10,557
Shareholder reports	7,721
Trustee fees and expenses	763
Other expenses	3,035

Total expenses	243,853
Less: Expenses reimbursed by the investment adviser	(30,589)

Net expenses	213,264

Net investment income (loss)	229,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	1,874,221
Futures contracts	—
Swap contracts	—
Written options	700
Foreign currency transactions	(2,036)

Net realized gain (loss) on total investments	1,872,885

Change in unrealized appreciation (depreciation) on:
Portfolio investments	10,645,077
Futures contracts	—
Purchased options	(1,420)
Swap contracts	—
Written options	1,580
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(5)

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	10,645,232

Net realized and unrealized gain (loss) on total investments	12,518,117

Net increase (decrease) in net assets from operations	$12,747,559

* Net of foreign withholding taxes of	$665
‡ Includes net realized gain (loss) from securities sold to affiliates of	$25,044

84	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$1,040,894	$699,187	$853,018	$366,237	$498,583
6,442	2,099	—	3,115	—
1,163	709	3,913	756	299
2,786	—	—	—	—

1,051,285	701,995	856,931	370,108	498,882

297,118	167,302	183,520	125,332	40,881
1,678	1,430	1,432	1,253	1,616
27,557	23,782	26,558	23,348	19,418
27,146	17,890	7,090	22,499	5,577
11,000	10,531	10,577	10,342	10,348
9,720	6,238	5,972	5,565	6,098
1,234	659	748	480	488
11,613	11,770	12,802	5,704	7,961

387,066	239,602	248,699	194,523	92,387
(43,468)	(35,463)	(27,671)	(50,087)	(32,283)

343,598	204,139	221,028	144,436	60,104

707,687	497,856	635,903	225,672	438,778

4,602,098	2,871,132	868,914	3,356,622	1,907,737
—	—	—	(2,253)	(4,545)
(3,038)	—	—	(29,005)	—
129,207	—	—	—	—
(1,183)	(1,244)	—	—	—

4,727,084	2,869,888	868,914	3,325,364	1,903,192

7,742,353	(601,499)	3,269,584	(1,148,167)	2,398,196
—	—	—	2,613	—
(1,650)	(23,342)	—	—	—
—	—	—	8,854	—
7,230	12,570	—	—	—
568	50	—	—	—

7,748,501	(612,221)	3,269,584	(1,136,700)	2,398,196

12,475,585	2,257,667	4,138,498	2,188,664	4,301,388

$13,183,272	$2,755,523	$4,774,401	$2,414,336	$4,740,166

$10,223	$8,794	$—	$204	$44
$144,433	$69,663	$—	$55,027	$13,004

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	85

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2017

Stock Index Fund

INVESTMENT INCOME
Dividends from unaffiliated investments*	$3,588,401
Income from securities lending	45,150
Interest*	10,677
Payment from affiliate	—

Total income	3,644,228

EXPENSES
Management fees	115,835
Shareholder servicing	1,586
Professional fees	47,697
Custody and accounting fees	13,063
Administrative service fees	12,275
Shareholder reports	24,746
Trustee fees and expenses	3,477
Other expenses	13,901

Total expenses	232,580
Less: Expenses reimbursed by the investment adviser	(58,601)

Net expenses	173,979

Net investment income (loss)	3,470,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated investments‡	1,216,241
Affiliated investments	—
Futures contracts	344,844
Foreign currency transactions	—

Net realized gain (loss) on total investments	1,561,085

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated investments	27,709,376
Affiliated investments	—
Futures contracts	(254)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	10

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	27,709,132

Net realized and unrealized gain (loss) on total investments	29,270,217

Net increase (decrease) in net assets from operations	$32,740,466

* Net of foreign withholding taxes of	$951
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—

86	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$1,479,315	$—	$—	$—
30,396	—	—	—
4,410	2,808,996	265,951	152
2,657	—	—	—

1,516,778	2,808,996	265,951	152

240,349	271,712	37,851	25,782
1,457	1,511	1,134	1,466
31,127	26,063	22,167	16,179
34,104	—	15,585	5,314
10,663	10,917	10,545	3,804
8,335	13,839	8,071	6,543
930	1,893	826	360
15,255	3,947	2,821	3,228

342,220	329,882	99,000	62,676
(52,670)	(12,634)	(42,192)	(36,632)

289,550	317,248	56,808	26,044

1,227,228	2,491,748	209,143	(25,892)

3,780,685	165,752	(29)	258
—	—	—	(49,831)
—	—	—	—
(167,592)	(9,059)	—	—

3,613,093	156,693	(29)	(49,573)

11,641,195	2,562,006	—	—
—	—	—	3,581,571
—	—	—	—
5,787	(221)	—	—

11,646,982	2,561,785	—	3,581,571

15,260,075	2,718,478	(29)	3,531,998

$16,487,303	$5,210,226	$209,114	$3,506,106

$178,623	$86	$—	$—
$70,332	$—	$—	$43

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	87

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2017	December 31, 2016

	(unaudited)
OPERATIONS
Net investment income (loss)	$229,442	$416,795
Net realized gain (loss) on total investments	1,872,885	2,504,782
Net change in unrealized appreciation (depreciation) on total investments	10,645,232	(3,869,811)

Net increase (decrease) in net assets from operations	12,747,559	(948,234)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(421,081)
From realized gains	—	(2,165,658)

Total distributions	—	(2,586,739)

SHAREHOLDER TRANSACTIONS
Subscriptions	5,681,604	11,221,154
Reinvestments of distributions	—	2,586,739
Redemptions	(6,214,921)	(17,095,884)

Net increase (decrease) from shareholder transactions	(533,317)	(3,287,991)

Net increase (decrease) in net assets	12,214,242	(6,822,964)

NET ASSETS
Beginning of period	74,745,909	81,568,873

End of period	$86,960,151	$74,745,909

Undistributed net investment income (loss) included in net assets	$239,831	$10,389

CHANGE IN FUND SHARES
Shares sold	187,170	402,416
Shares reinvested	—	92,648
Shares redeemed	(205,169)	(615,003)

Net increase (decrease) from shareholder transactions	(17,999)	(119,939)

88	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016

(unaudited)		(unaudited)

$707,687	$1,579,206	$497,856	$1,241,389
4,727,084	4,734,625	2,869,888	2,923,215

7,748,501	3,766,474	(612,221)	7,634,891

13,183,272	10,080,305	2,755,523	11,799,495

—	(1,634,183)	—	(1,210,609)
—	(5,922,373)	—	(2,551,377)

—	(7,556,556)	—	(3,761,986)

3,628,119	22,268,489	2,631,240	10,068,319
—	7,555,981	—	3,761,521
(9,895,437)	(37,315,748)	(6,118,952)	(11,239,555)

(6,267,318)	(7,491,278)	(3,487,712)	2,590,285

6,915,954	(4,967,529)	(732,189)	10,627,794

127,276,157	132,243,686	74,679,836	64,052,042

$134,192,111	$127,276,157	$73,947,647	$74,679,836

$732,291	$24,604	$527,014	$29,158

94,580	624,346	72,739	307,459
—	205,773	—	106,318
(253,778)	(1,045,983)	(168,319)	(344,079)

(159,198)	(215,864)	(95,580)	69,698

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2017	December 31, 2016

	(unaudited)

OPERATIONS
Net investment income (loss)	$635,903	$1,266,480
Net realized gain (loss) on total investments	868,914	5,562,568
Net change in unrealized appreciation (depreciation) on total investments	3,269,584	(4,091,300)

Net increase (decrease) in net assets from operations	4,774,401	2,737,748

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(2,008,008)
From realized gains	—	(5,656,596)

Total distributions	—	(7,664,604)

SHAREHOLDER TRANSACTIONS
Subscriptions	3,047,513	11,672,280
Reinvestments of distributions	—	7,664,024
Redemptions	(6,062,763)	(14,241,732)

Net increase (decrease) from shareholder transactions	(3,015,250)	5,094,572

Net increase (decrease) in net assets	1,759,151	167,716

NET ASSETS
Beginning of period	73,390,770	73,223,054

End of period	$75,149,921	$73,390,770

Undistributed net investment income (loss) included in net assets	$661,423	$25,520

CHANGE IN FUND SHARES
Shares sold	94,632	337,254
Shares reinvested	—	249,805
Shares redeemed	(189,776)	(417,934)

Net increase (decrease) from shareholder transactions	(95,144)	169,125

90	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016

(unaudited)		(unaudited)

$225,672	$405,586	$438,778	$1,189,394
3,325,364	2,626,509	1,903,192	2,461,331
(1,136,700)	6,035,967	2,398,196	2,563,969

2,414,336	9,068,062	4,740,166	6,214,694

—	(426,001)	—	(1,145,313)
—	(1,526,358)	—	(3,671,040)

—	(1,952,359)	—	(4,816,353)

3,127,267	10,263,400	1,974,516	4,897,370
—	1,952,360	—	4,815,469
(5,749,687)	(14,362,085)	(3,087,442)	(5,924,144)

(2,622,420)	(2,146,325)	(1,112,926)	3,788,695

(208,084)	4,969,378	3,627,240	5,187,036

54,371,957	49,402,579	52,594,983	47,407,947

$54,163,873	$54,371,957	$56,222,223	$52,594,983

$280,245	$54,573	$519,681	$80,903

87,106	332,274	53,443	139,116
—	55,276	—	136,030
(159,231)	(465,428)	(83,500)	(168,430)

(72,125)	(77,878)	(30,057)	106,716

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2017	December 31, 2016

	(unaudited)
OPERATIONS
Net investment income (loss)	$3,470,249	$7,407,950
Net realized gain (loss) on total investments	1,561,085	(2,583,838)
Net change in unrealized appreciation (depreciation) on total investments	27,709,132	36,169,921

Net increase (decrease) in net assets from operations	32,740,466	40,994,033

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(7,364,981)
From realized gains	—	(99,340)

Total distributions	—	(7,464,321)

SHAREHOLDER TRANSACTIONS
Subscriptions	31,267,629	54,230,839
Reinvestments of distributions	—	7,464,321
Redemptions	(26,520,337)	(62,880,734)

Net increase (decrease) from shareholder transactions	4,747,292	(1,185,574)

Net increase (decrease) in net assets	37,487,758	32,344,138

NET ASSETS
Beginning of period	364,786,763	332,442,625

End of period	$402,274,521	$364,786,763

Undistributed net investment income (loss) included in net assets	$3,704,979	$234,730

CHANGE IN FUND SHARES
Shares sold	611,451	1,184,782
Shares reinvested	—	151,283
Shares redeemed	(515,361)	(1,382,151)

Net increase (decrease) from shareholder transactions	96,090	(46,086)

92	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016

(unaudited)		(unaudited)

$1,227,228	$1,404,287	$2,491,748	$5,180,011
3,613,093	(3,039,609)	156,693	972,943

11,646,982	2,552,810	2,561,785	1,574,766

16,487,303	917,488	5,210,226	7,727,720

—	(1,369,100)	—	(5,064,412)
—	—	—	(1,326,928)

—	(1,369,100)	—	(6,391,340)

5,210,722	13,118,610	11,075,387	22,516,803
—	1,369,100	—	6,391,111
(7,195,954)	(17,117,993)	(6,147,985)	(31,496,528)

(1,985,232)	(2,630,283)	4,927,402	(2,588,614)

14,502,071	(3,081,895)	10,137,628	(1,252,234)

88,737,576	91,819,471	177,843,723	179,095,957

$103,239,647	$88,737,576	$187,981,351	$177,843,723

$2,427,008	$1,199,780	$2,515,765	$24,017

268,377	747,209	442,521	878,817
—	77,089	—	261,609
(369,090)	(972,447)	(245,782)	(1,222,039)

(100,713)	(148,149)	196,739	(81,613)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2017	December 31, 2016

	(unaudited)
OPERATIONS
Net investment income (loss)	$209,143	$215,103
Net realized gain (loss) on total investments	(29)	264
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	209,114	215,367

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(209,143)	(215,103)
From realized gains	—	—

Total distributions	(209,143)	(215,103)

SHAREHOLDER TRANSACTIONS
Subscriptions	33,808,310	89,664,326
Reinvestments of distributions	209,143	215,103
Redemptions	(36,263,547)	(82,858,315)

Net increase (decrease) from shareholder transactions	(2,246,094)	7,021,114

Net increase (decrease) in net assets	(2,246,123)	7,021,378

NET ASSETS
Beginning of period	78,259,208	71,237,830

End of period	$76,013,085	$78,259,208

Undistributed net investment income (loss) included in net assets	$(693)	$(693)

CHANGE IN FUND SHARES
Shares sold	33,808,310	89,664,326
Shares reinvested	209,143	215,103
Shares redeemed	(36,263,547)	(82,858,315)

Net increase (decrease) from shareholder transactions	(2,246,094)	7,021,114

94	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2017	December 31, 2016

(unaudited)

$(25,892)	$1,016,426
(49,573)	440,145
3,581,571	1,331,597

3,506,106	2,788,168

—	(1,172,756)
—	(778,696)

—	(1,951,452)

4,235,577	8,005,105
—	1,951,031
(3,118,361)	(3,420,780)

1,117,216	6,535,356

4,623,322	7,372,072

49,956,980	42,584,908

$54,580,302	$49,956,980

$(26,772)	$(880)

393,568	774,495
—	189,420
(293,065)	(333,608)

100,503	630,307

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	95

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
6/30/2017	#	$27.63	$0.08	$4.64	$4.72	$—	$—	$—
12/31/16		28.87	0.15	(0.41)	(0.26)	(0.16)	(0.82)	(0.98)
12/31/15		27.03	0.07	2.52	2.59	(0.06)	(0.69)	(0.75)
12/31/14		26.37	0.09	2.89	2.98	(0.08)	(2.24)	(2.32)
12/31/13		18.89	0.07	7.47	7.54	(0.06)	—	(0.06)
12/31/12		16.26	0.12	2.64	2.76	(0.13)	—	(0.13)

GROWTH & INCOME FUND
6/30/2017	#	36.48	0.21	3.61	3.82	—	—	—
12/31/16		35.69	0.46	2.63	3.09	(0.50)	(1.80)	(2.30)
12/31/15		37.54	0.39	0.81	1.20	(0.43)	(2.62)	(3.05)
12/31/14		37.02	0.38	3.75	4.13	(0.39)	(3.22)	(3.61)
12/31/13		30.37	0.40	9.98	10.38	(0.39)	(3.34)	(3.73)
12/31/12		26.54	0.42	3.94	4.36	(0.53)	—	(0.53)

LARGE-CAP VALUE FUND
6/30/2017	#	35.19	0.24	1.06	1.30	—	—	—
12/31/16		31.20	0.61	5.25	5.86	(0.60)	(1.27)	(1.87)
12/31/15		36.80	0.46	(2.38)	(1.92)	(0.59)	(3.09)	(3.68)
12/31/14		36.64	0.66	2.64	3.30	(0.68)	(2.46)	(3.14)
12/31/13		29.39	0.54	9.49	10.03	(0.69)	(2.09)	(2.78)
12/31/12		24.92	0.55	4.47	5.02	(0.55)	—	(0.55)

REAL ESTATE SECURITIES FUND
6/30/2017	#	31.04	0.28	1.80	2.08	—	—	—
12/31/16		33.36	0.58	0.70	1.28	(0.94)	(2.66)	(3.60)
12/31/15		36.64	0.79	0.71	1.50	(1.00)	(3.78)	(4.78)
12/31/14		29.36	0.59	7.77	8.36	(0.56)	(0.52)	(1.08)
12/31/13		29.35	0.53	0.02	0.55	(0.54)	—	(0.54)
12/31/12		24.94	0.45	4.48	4.93	(0.52)	—	(0.52)

SMALL-CAP EQUITY FUND
6/30/2017	#	35.14	0.15	1.42	1.57	—	—	—
12/31/16		30.40	0.26	5.79	6.05	(0.29)	(1.02)	(1.31)
12/31/15		33.57	0.23	(0.32)	(0.09)	(0.21)	(2.87)	(3.08)
12/31/14		36.32	0.27	2.18	2.45	(0.27)	(4.93)	(5.20)
12/31/13		30.87	0.27	11.93	12.20	(0.25)	(6.50)	(6.75)
12/31/12		27.38	0.32	3.52	3.84	(0.35)	—	(0.35)

96	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

					Ratios and supplemental data
						Ratios to average net assets

Net asset value, end of period	Total return††		Total return excluding payment from affiliates[u]		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

$32.35	17.13%[b]		17.13%[b]		$86,960	0.60%[c]		0.52%[c]		0.56%[c]		0.55%[c]		42%[b]
27.63	(0.96)		(0.99)		74,746	0.60		0.52		0.55		0.51		106
28.87	9.67		9.67		81,569	0.57		0.52		0.24		0.24		78
27.03	11.25		11.25		70,492	0.59		0.52		0.35		0.35		103
26.37	39.94		39.94		61,802	0.66		0.52		0.29		0.29		105
18.89	16.99		16.99		42,710	0.74		0.52		0.69		0.69		155

40.30	10.47	[b]	10.47	[b]	134,192	0.59	[c]	0.52	[c]	1.07	[c]	1.07	[c]	40	[b]
36.48	8.60		8.53		127,276	0.58		0.52		1.28		1.22		88
35.69	3.34		3.34		132,244	0.55		0.52		1.01		1.01		82
37.54	11.09		11.09		147,873	0.56		0.52		0.98		0.98		103
37.02	34.38		34.38		131,597	0.61		0.52		1.15		1.15		141
30.37	16.43		16.43		92,409	0.69		0.52		1.41		1.41		115

36.49	3.69	[b]	3.69	[b]	73,948	0.64	[c]	0.55	[c]	1.34	[c]	1.34	[c]	29	[b]
35.19	18.74		18.58		74,680	0.64		0.52		1.86		1.70		68
31.20	(5.00)		(5.00)		64,052	0.58		0.52		1.25		1.25		61
36.80	8.98		8.98		112,643	0.56		0.52		1.75		1.75		60
36.64	34.31		34.31		104,869	0.60		0.52		1.54		1.54		58
29.39	20.14		20.14		71,691	0.70		0.52		1.99		1.99		77

33.12	6.70	[b]	6.70	[b]	75,150	0.68	[c]	0.60	[c]	1.73	[c]	1.73	[c]	13	[b]
31.04	3.96		3.85		73,391	0.65		0.57		1.71		1.60		59
33.36	4.37		4.37		73,223	0.59		0.57		2.12		2.12		30
36.64	28.47		28.47		128,653	0.58		0.57		1.76		1.76		45
29.36	1.89		1.89		96,202	0.63		0.57		1.72		1.72		58
29.35	19.79		19.79		96,421	0.71		0.57		1.59		1.59		65

36.71	4.47	[b]	4.47	[b]	54,164	0.71	[c]	0.53	[c]	0.83	[c]	0.83	[c]	43	[b]
35.14	19.87		19.87		54,372	0.71		0.53		0.84		0.84		91
30.40	(0.15)		(0.15)		49,403	0.63		0.53		0.68		0.68		92
33.57	6.85		6.85		52,734	0.64		0.54		0.73		0.73		98
36.32	39.87		39.87		51,437	0.73		0.55		0.72		0.72		87
30.87	14.02		14.02		60,081	0.75		0.55		1.08		1.08		118

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	97

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
								Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations		Net investment income	Net realized gains	Total dividends and distributions

SOCIAL CHOICE EQUITY FUND
6/30/2017	#	$35.06	$0.29		$2.89	$3.18		$—	$—	$—
12/31/16		34.02	0.86		3.71	4.57		(0.84)	(2.69)	(3.53)
12/31/15		38.67	0.68		(1.80)	(1.12)		(0.97)	(2.56)	(3.53)
12/31/14		36.39	0.64		3.36	4.00		(0.71)	(1.01)	(1.72)
12/31/13		27.53	0.55		8.84	9.39		(0.53)	—	(0.53)
12/31/12		24.61	0.58		2.87	3.45		(0.53)	—	(0.53)

STOCK INDEX FUND
6/30/2017	#	48.97	0.46		3.88	4.34		—	—	—
12/31/16		44.35	1.00		4.64	5.64		(1.01)	(0.01)	(1.02)
12/31/15		45.43	0.88		(0.71)	0.17		(0.90)	(0.35)	(1.25)
12/31/14		41.22	0.80		4.34	5.14		(0.82)	(0.11)	(0.93)
12/31/13		31.48	0.70		9.81	10.51		(0.71)	(0.06)	(0.77)
12/31/12		27.81	0.68		3.87	4.55		(0.68)	(0.20)	(0.88)

INTERNATIONAL EQUITY FUND
6/30/2017	#	17.77	0.25		3.08	3.33		—	—	—
12/31/16		17.86	0.28		(0.09)	0.19		(0.28)	—	(0.28)
12/31/15		18.30	0.25		(0.43)	(0.18)		(0.26)	—	(0.26)
12/31/14		20.15	0.29		(1.88)	(1.59)		(0.26)	—	(0.26)
12/31/13		16.60	0.33		3.67	4.00		(0.45)	—	(0.45)
12/31/12		12.85	0.32		3.70	4.02		(0.27)	—	(0.27)

BOND FUND
6/30/2017	#	24.66	0.34		0.37	0.71		—	—	—
12/31/16		24.55	0.71		0.32	1.03		(0.73)	(0.19)	(0.92)
12/31/15		25.54	0.72		(0.57)	0.15		(0.88)	(0.26)	(1.14)
12/31/14		24.96	0.61		0.76	1.37		(0.57)	(0.22)	(0.79)
12/31/13		26.15	0.64		(1.04)	(0.40)		(0.62)	(0.17)	(0.79)
12/31/12		25.60	0.77		1.00	1.77		(0.74)	(0.48)	(1.22)

MONEY MARKET FUND
6/30/2017	#	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/16		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/14		1.00	—		0.00 [d]	0.00	[d]	—	—	—
12/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/12		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]

98	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$38.24	9.07%[b]	9.07%[b]	$56,222	0.34%[c]		0.22%[c]		1.61%[c]		1.61%[c]		9%[b]		9%[b]
35.06	13.35	13.35	52,595	0.36		0.22		2.44		2.44		21		21
34.02	(2.70)	(2.70)	47,408	0.28		0.22		1.76		1.76		9		9
38.67	10.98	10.98	71,967	0.26		0.22		1.68		1.68		10		10
36.39	34.13	34.13	64,931	0.33		0.22		1.68		1.68		11		11
27.53	14.01	14.01	43,692	0.43		0.22		2.16		2.16		16		16

53.31	8.86 [b]	8.86 [b]	402,275	0.12	[c]	0.09	[c]	1.80	[c]	1.80	[c]	4	[b]	4	[b]
48.97	12.71	12.71	364,787	0.12		0.09		2.19		2.19		12		12
44.35	0.43	0.43	332,443	0.11		0.09		1.91		1.91		7		7
45.43	12.46	12.46	328,728	0.12		0.09		1.86		1.86		8		8
41.22	33.43	33.43	283,117	0.16		0.09		1.90		1.90		5		5
31.48	16.35	16.35	207,090	0.25		0.09		2.22		2.22		6		6

21.10	18.74 [b]	18.74 [b]	103,240	0.71	[c]	0.60	[c]	2.55	[c]	2.55	[c]	58	[b]	58	[b]
17.77	1.06	0.96	88,738	0.69		0.60		1.57		1.47		94		94
17.86	(0.98)	(0.98)	91,819	0.66		0.60		1.29		1.29		77		77
18.30	(7.90)	(7.90)	90,680	0.66		0.60		1.46		1.46		91		91
20.15	24.15	24.15	98,106	0.74		0.60		1.79		1.79		133		133
16.60	31.27	31.27	77,021	0.80		0.60		2.21		2.21		111		111

25.37	2.88 [b]	2.88 [b]	187,981	0.36	[c]	0.35	[c]	2.75	[c]	2.75	[c]	83	[b]	54	[b]
24.66	4.23	4.23	177,844	0.42		0.35		2.80		2.80		217		143
24.55	0.57	0.57	179,096	0.39		0.35		2.77		2.77		155		155
25.54	5.47	5.47	230,823	0.39		0.35		2.38		2.38		180		180
24.96	(1.54)	(1.54)	189,409	0.44		0.35		2.46		2.46		133		133
26.15	6.91	6.91	184,563	0.53		0.35		2.92		2.92		174		174

1.00	0.27 [b]	0.27 [b]	76,013	0.26	[c]	0.15	[c]	0.55	[c]	0.55	[c]	—		—
1.00	0.28	0.28	78,259	0.26		0.15		0.28		0.28		—		—
1.00	0.00	0.00	71,238	0.23		0.15		0.00		0.00		—		—
1.00	0.00	0.00	68,628	0.23		0.11		0.00		0.00		—		—
1.00	0.01	0.01	73,406	0.27		0.13		0.00		0.00		—		—
1.00	0.02	0.02	62,598	0.39		0.15		0.02		0.02		—		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	99

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

BALANCED FUND
6/30/2017	#	$10.32	$(0.01)	$0.74	$0.73	$—	$—	$—
12/31/16		10.12	0.23	0.39	0.62	(0.25)	(0.17)	(0.42)
12/31/15		10.45	0.22	(0.09)	0.13	(0.30)	(0.16)	(0.46)
12/31/14	†	10.00	0.29	0.43	0.72	(0.27)	(0.00)[d]	(0.27)

#	Unaudited
†	The Fund commenced operations on January 31, 2014.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the underlying Funds.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research provider if Advisor had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

100	2017 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$11.05	7.07%[b]		$54,580	0.24	%ce	0.10	%ce	(0.10)%[c]		9%[b]
10.32	6.14		49,957	0.24	[e]	0.10	[e]	2.20		17
10.12	1.28		42,585	0.23	[e]	0.10	[e]	2.03		40
10.45	7.21	[b]	36,932	0.49	ce	0.10	ce	2.99	[c]	59	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2017 Semiannual Report	101

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

102	2017 Semiannual Report ▪ TIAA-CREF Life Funds

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	103

Notes to financial statements (unaudited)

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-01 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management has determined that the adoption of this guidance will not materially impact the Funds’ financial statement disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

104	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	105

Notes to financial statements (unaudited)

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2017, there were no material transfers between levels by the Funds.

As of June 30, 2017, 100% of the value of investments in the Social Choice Equity Fund and the Balanced Fund were valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Health care	$12,896,465	$1,483,801	$—	$14,380,266
Information technology	35,306,904	1,760,767	—	37,067,671
All other equity investments*	33,627,232	—	—	33,627,232
Short-term investments	—	1,450,000	—	1,450,000
Purchased options	5,050	—	—	5,050
Written options**	(5,030)	—	—	(5,030)

Total	$81,830,621	$4,694,568	$—	$86,525,189

106	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Equity investments:
Consumer discretionary	$17,468,668	$1,168,759	$—	$18,637,427
Consumer staples	11,359,782	484,379	—	11,844,161
Financials	17,116,909	1,033,547	—	18,150,456
Health care	18,092,841	1,827,553	—	19,920,394
Industrials	14,422,721	454,477	—	14,877,198
Information technology	32,607,780	998,326	—	33,606,106
All other equity investments*	16,717,626	—	—	16,717,626
Short-term investments	538,264	650,000	—	1,188,264
Purchased options	19,144	—	—	19,144
Written options**	(139,851)	—	—	(139,851)

Total	$128,203,884	$6,617,041	$—	$134,820,925

Large-Cap Value
Equity investments:
Consumer discretionary	$5,130,765	$800,871	$—	$5,931,636
Energy	7,629,441	124,181	—	7,753,622
Financials	16,187,829	539,110	—	16,726,939
Industrials	6,112,168	—	160	6,112,328
Information technology	7,828,253	280,555	—	8,108,808
Materials	4,339,376	209,694	—	4,549,070
All other equity investments*	24,116,059	—	—	24,116,059
Short-term investments	239,912	750,000	—	989,912
Purchased options	226,899	—	—	226,899
Written options**	(82,059)	—	—	(82,059)

Total	$71,728,643	$2,704,411	$160	$74,433,214

Real Estate Securities
Equity investments*	$74,232,718	$—	$—	$74,232,718
Short-term investments	—	600,000	—	600,000

Total	$74,232,718	$600,000	$—	$74,832,718

Small-Cap Equity
Equity investments*	$54,126,951	$—	$—	$54,126,951
Short-term investments	607,074	—	—	607,074
Swaps**	—	8,854	—	8,854

Total	$54,734,025	$8,854	$—	$54,742,879

Stock Index
Equity investments:
Health care	$55,230,119	$—	$2,104	$55,232,223
Industrials	42,412,147	—	3,138	42,415,285
All other equity investments*	298,791,915	—	—	298,791,915
Short-term investments	2,965,503	5,450,000	—	8,415,503
Futures**	(25,638)	—	—	(25,638)

Total	$399,374,046	$5,450,000	$5,242	$404,829,288

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	107

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

International Equity
Equity investments:
Asia	$—	$27,803,830	$—	$27,803,830
Europe	—	65,194,944	—	65,194,944
North America	1,455,168	—	—	1,455,168
All other equity investments*	2,367,395	4,305,317	—	6,672,712
Short-term investments	1,056,881	950,000	—	2,006,881

Total	$4,879,444	$98,254,091	$—	$103,133,535

Bond
Bank loan obligations	$—	$1,270,373	$—	$1,270,373
Corporate bonds	—	83,302,167	14,687	83,316,854
Government bonds	—	74,860,255	—	74,860,255
Structured assets	—	18,738,951	224,498	18,963,449
Preferred stocks	129,514	—	—	129,514
Short-term investments	—	10,500,000	—	10,500,000

Total	$129,514	$188,671,746	$239,185	$189,040,445

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At June 30, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Assets derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location		Fair value amount

Growth Equity Fund
Equity contracts	Portfolio investments	$5,050
Equity contracts			Written options		$(5,030)

Growth & Income Fund
Equity contracts	Portfolio investments	19,144
Equity contracts			Written options		(139,851)

Large-Cap Value Fund
Equity contracts	Portfolio investments	226,899
Equity contracts			Written options		(82,059)

Small-Cap Equity Fund
Equity contracts	Swap contracts	8,854

Stock Index Fund
Equity contracts			Futures	*	(25,638)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

108	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

For the period ended June 30, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Purchased options	$—	$(1,420)
Equity contracts	Written options	700	1,580

Growth & Income Fund
Equity contracts	Purchased options	(3,038)	(1,650)
Equity contracts	Written options	129,207	7,230

Large-Cap Value Fund
Equity contracts	Purchased options	—	(23,342)
Equity contracts	Written options	—	12,570

Small-Cap Equity Fund
Equity contracts	Futures contracts	(2,253)	2,613
Equity contracts	Swap contracts	(29,005)	8,854

Social Choice Equity Fund
Equity contracts	Futures contracts	(4,545)	—

Stock Index Fund
Equity contracts	Futures contracts	344,844	(254)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2017, the Small-Cap Equity Fund, the Social Choice Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	109

Notes to financial statements (unaudited)

At June 30, 2017, the Fund(s) held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)

Stock Index	S&P 500 E Mini Index	45	$5,447,025	September 2017	$(25,638)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2017, the Growth Equity Fund, the Growth & Income Fund and the Large-cap Value fund had exposure to options, based on underlying notional values, generally between 0% and 10% of net assets.

Purchased options outstanding as of June 30, 2017 were as follows:

	Number of contracts	Value

Growth Equity Fund
Home Depot, Inc, Call, 1/19/18 at $160	10	$5,050

Total	10	$5,050

110	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

	Number of contracts	Value

Growth & Income Fund
AstraZeneca plc, Put, 7/21/17 at $32	9	$630
Bristol-Myers Squibb Co, Call, 9/15/17 at $60	11	1,089
Church & Dwight Co, Inc, Call, 10/20/17 at $55	5	425
Continental Resources, Inc, Call, 9/15/17 at $40	7	385
DISH Network Corp, Call, 1/19/18 at $65	14	7,630
Huntsman Corp, Call, 1/19/18 at $28	5	675
Kapstone Paper and Packaging Corp, Call, 8/18/17 at $22.50	11	688
Kroger Co/The, Call, 10/20/17 at $25	11	990
Mattel, Inc, Call, 10/20/17 at $25	14	602
Monsanto Co, Call, 1/19/18 at $115	9	6,030

Total	96	$19,144

Large-Cap Value Fund
Chicago Board Options Exchange SPX Volatility Index, Call, 10/18/17 at $20	361	$41,154
S&P 500 Index, Put, 10/31/17 at $2300	61	185,745

Total	422	$226,899

Written options outstanding as of June 30, 2017 were as follows:

	Number of contracts	Value

Growth Equity Fund
Home Depot, Inc, Call, 1/19/18 at $170	10	$(2,170)
Home Depot, Inc, Put, 1/19/18 at $135	10	(2,860)

Total	20	$(5,030)

Growth & Income Fund
Allergan plc, Put, 8/18/17 at $225	2	$(362)
Analog Devices, Inc, Put, 8/18/17 at $80	3	(1,197)
Analog Devices, Inc, Put, 12/15/17 at $80	4	(2,740)
AstraZeneca plc, Call, 7/21/17 at $40	17	(357)
AstraZeneca plc, Put, 7/21/17 at $30	17	(425)
BioMarin Pharmaceutical, Inc, Put, 10/20/17 at $80	4	(1,040)
BioMarin Pharmaceutical, Inc, Put, 10/20/17 at $85	3	(1,344)
Bluebird Bio, Inc, Put, 7/21/17 at $85	5	(263)
Bristol-Myers Squibb Co, Put, 9/15/17 at $50	22	(1,430)
Carnival Corp, Put, 7/21/17 at $60	14	(126)
Cavium, Inc, Put, 8/18/17 at $55	18	(2,025)
Celgene Corp, Call, 1/19/18 at $145	11	(4,510)
Ciena Corp, Call, 7/21/17 at $30	9	(27)
ConAgra Brands, Inc, Put, 7/21/17 at $35	18	(720)
Costco Wholesale Corp, Put, 7/14/17 at $152.50	4	(132)
Costco Wholesale Corp, Put, 7/21/17 at $160	4	(1,012)
CyberArk Software Ltd, Put, 10/20/17 at $45	10	(1,550)

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	111

Notes to financial statements (unaudited)

	Number of contracts	Value

Growth & Income Fund—continued
DISH Network Corp, Put, 1/19/18 at $52.50	18	$(3,960)
DXC Technology Co, Put, 9/15/17 at $70	2	(210)
Edwards Lifesciences Corp, Call, 8/18/17 at $120	4	(1,760)
Edwards Lifesciences Corp, Put, 8/18/17 at $105	4	(460)
Edwards Lifesciences Corp, Put, 8/18/17 at $85	8	(180)
Electronic Arts, Inc, Put, 9/15/17 at $95	11	(2,288)
First Republic Bank, Put, 7/21/17 at $85	15	(225)
FMC Corp, Put, 8/18/17 at $65	11	(682)
Gap, Inc, Put, 9/15/17 at $20	11	(517)
Genesee & Wyoming, Inc, Put, 7/21/17 at $55	10	(50)
HD Supply Holdings, Inc, Put, 7/21/17 at $32.50	17	(3,400)
Huntsman Corp, Put, 1/19/18 at $22	11	(935)
Incyte Corp, Put, 9/15/17 at $110	5	(1,612)
Itron, Inc, Put, 8/18/17 at $55	2	(65)
Itron, Inc, Put, 8/18/17 at $60	3	(232)
JC Penney Co, Inc, Put, 1/19/18 at $4	55	(3,135)
Kapstone Paper and Packaging, Put, 8/18/17 at $17.50	22	(495)
Kohl’s Corp, Put, 1/19/18 at $37.50	5	(2,010)
Kroger Co, Put, 10/20/17 at $20	11	(440)
Lululemon Athletica, Inc, Put, 9/15/17 at $45	5	(170)
Lululemon Athletica, Inc, Put, 9/15/17 at $47.50	3	(174)
Lululemon Athletica, Inc, Put, 9/15/17 at $50	2	(188)
Lumentum Holdings, Inc, Put, 7/21/17 at $45	13	(195)
Lumentum Holdings, Inc, Put, 8/18/17 at $45	5	(600)
Mattel, Inc, Put, 10/20/17 at $20	44	(4,180)
Mattel, Inc, Put, 1/19/18 at $17	22	(946)
Meredith Corp, Put, 9/15/17 at $50	11	(468)
MGM Resorts International, Put, 8/4/17 at $29	7	(350)
Micron Technology, Inc, Put, 6/30/17 at $28	22	(22)
MicroStrategy, Inc, Call, 8/18/17 at $200	3	(1,500)
Monsanto Co, Put, 1/19/18 at $97.50	22	(3,388)
Monster Beverage Corp, Put, 12/15/17 at $45	9	(1,485)
PACCAR, Inc, Put, 8/18/17 at $60	10	(700)
Pinnacle Foods, Inc, Call, 9/15/17 at $75	7	(140)
Pinnacle Foods, Inc, Put, 9/15/17 at $57.50	10	(1,950)
Pioneer Natural Resources Co, Put, 9/15/17 at $155	11	(7,150)
Praxair, Inc, Put, 7/21/17 at $125	11	(671)
Proofpoint, Inc, Put, 7/21/17 at $80	7	(560)
Pure Storage, Inc, Put, 8/18/17 at $12.50	22	(1,320)
Pure Storage, Inc, Put, 9/15/17 at $10	88	(1,980)
PVH Corp, Call, 8/18/17 at $120	3	(577)
Regeneron Pharmaceuticals, Inc, Call, 11/17/17 at $575	3	(3,975)
Regeneron Pharmaceuticals, Inc, Put, 8/18/17 at $390	3	(555)
Regeneron Pharmaceuticals, Inc, Put, 9/15/17 at $425	1	(870)
Regeneron Pharmaceuticals, Inc, Put, 11/17/17 at $375	3	(1,920)
Regeneron Pharmaceuticals, Inc, Put, 11/17/17 at $425	3	(4,725)
Schlumberger Ltd, Put, 1/19/18 at $70	7	(4,743)

112	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

	Number of contracts	Value

Growth & Income Fund—continued
Seattle Genetics, Inc, Put, 7/21/17 at $50	10	$(1,200)
Sempra Energy, Put, 7/21/17 at $110	7	(490)
Snap-on, Inc, Put, 7/21/17 at $145	5	(485)
Sprouts Farmers Market, Inc, Put, 9/15/17 at $17.50	22	(440)
Symantec Corp, Put, 7/21/17 at $26	25	(487)
Take-Two Interactive Software, Inc, Call, 7/21/17 at $75	7	(1,015)
Take-Two Interactive Software, Inc, Call, 12/15/17 at $90	3	(615)
Take-Two Interactive Software, Inc, Put, 9/15/17 at $65	14	(2,520)
Take-Two Interactive Software, Inc, Put, 12/15/17 at $65	3	(1,050)
TESARO, Inc, Put, 9/15/17 at $90	4	(540)
TripAdvisor, Inc, Put, 12/15/17 at $38	22	(8,800)
Twitter, Inc, Put, 7/21/17 at $15	13	(52)
Twitter, Inc, Put, 7/21/17 at $16	12	(120)
Ulta Beauty, Inc, Put, 7/21/17 at $265	3	(210)
United States Steel Corp, Put, 10/20/17 at $19	10	(1,260)
United States Steel Corp, Put, 1/19/18 at $24	10	(4,150)
Universal Display Corp, Put, 9/15/17 at $100	5	(2,785)
Universal Display Corp, Put, 12/15/17 at $110	10	(13,750)
Viacom, Inc, Put, 9/15/17 at $37.50	14	(6,384)
VMware, Inc, Put, 7/21/17 at $85	7	(630)
Wal-Mart Stores, Inc, Put, 7/21/17 at $72.50	3	(69)
Wal-Mart Stores, Inc, Put, 7/21/17 at $75	11	(726)
Walt Disney Co, Put, 7/21/17 at $100	7	(161)
WR Grace & Co, Put, 7/21/17 at $65	10	(310)
Xilinx, Inc, Put, 7/21/17 at $57.50	14	(224)
Yelp, Inc, Put, 8/18/17 at $28	11	(1,650)
Yelp, Inc, Put, 11/17/17 at $27	11	(2,310)

Total	1,020	$(139,851)

Large-Cap Value Fund
Chicago Board Options Exchange SPX Volatility Index, Call, 10/18/17 at $30	361	$(16,606)
S&P 500 Index, Put, 10/31/17 at $2100	61	(65,453)

Total	422	$(82,059)

Transactions in written options and related premiums received during the period ended June 30, 2017 were as follows:

	Number of contracts	Premiums

Growth Equity
Outstanding at beginning of period	—	$—
Written	25	7,310
Purchased	—	—
Exercised	—	—
Expired	(5)	(700)

Outstanding at end of period	20	$6,610

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	113

Notes to financial statements (unaudited)

	Number of contracts	Premiums

Growth & Income Fund
Outstanding at beginning of period	437	$92,750
Written	4,848	530,649
Purchased	(2,325)	(285,783)
Exercised	(58)	(26,437)
Expired	(1,882)	(143,111)

Outstanding at end of period	1,020	$168,068

Large-Cap Value Fund
Outstanding at beginning of period	—	$—
Written	422	94,629
Purchased	—	—
Exercised	—	—
Expired	—	—

Outstanding at end of period	422	$94,629

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the period ended June 30, 2017, the Small-Cap Equity Fund had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 2% of net assets.

114	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

At June 30, 2017, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional amount	Termination date	Fixed payments received by or (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation (depreciation	)

Goldman Sachs	537,661	7/6/2017	(0.01)%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$8,854
Goldman Sachs	653,845	8/3/2017	(0.04)	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2017, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45	0.52
Large-Cap Value	0.45	0.52
Real Estate Securities	0.50	0.57

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	115

Notes to financial statements (unaudited)

Fund	Investment management fee	Maximum expense amounts*

Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15	0.22
Stock Index	0.06	0.09
International Equity	0.50	0.60
Bond	0.30	0.35
Money Market	0.10	0.15
Balanced	0.10	0.10

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)

Life Growth Equity	$196,278	$257,493	$25,044
Life Growth & Income	336,031	851,335	144,433
Life Large-Cap Value	27,212	387,454	69,663
Life Small-Cap Equity	61,701	126,993	55,027
Life Social Choice Equity	106,846	58,498	13,004
Life Stock Index	1,093,282	—	—
Life International Equity	2,224,093	407,557	70,332
Life Balanced	—	220,456	43

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the period ended June 30, 2017, there were no redemptions.

116	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2017:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Life Balanced	Total

Growth Equity	94%	6%	100%
Growth & Income	96	4	100
Large-Cap Value	93	7	100
Real Estate Securities	99	1	100
Small-Cap Equity	98	2	100
Social Choice Equity	100	—	100
Stock Index	99	1	100
International Equity	95	5	100
Bond	86	14	100
Money Market	100	—	100
Balanced	100	—	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at June 30, 2017

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$4,416,923	$296,961	$667,672	$34,359	$—	$4,787,690
TIAA-CREF Life Growth & Income	5,022,988	363,014	462,429	211	—	5,438,768
TIAA-CREF Life Large-Cap Value	4,623,160	584,260	368,482	(9,523)	—	5,010,634
TIAA-CREF Life Real Estate Securities	1,029,747	156,865	168,653	(13,344)	—	1,087,808
TIAA-CREF Life Small-Cap Equity	1,007,691	137,608	101,221	587	—	1,090,819
TIAA-CREF Life Stock Index	4,024,156	303,522	326,448	10,320	—	4,353,305
TIAA-CREF Life International Equity	5,087,851	509,788	1,086,093	(7,340)	—	5,416,533
TIAA-CREF Life Bond	24,689,846	2,971,586	1,307,845	(65,101)	—	27,083,306

	$49,902,362	$5,323,604	$4,488,843	$(49,831)	$—	$54,268,863

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	117

Notes to financial statements (unaudited)

high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

118	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Net unrealized appreciation (depreciation): At June 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$58,592,308	$28,183,856	$(245,945)	$27,937,911
Growth & Income	97,506,379	38,172,522	(718,125)	37,454,397
Large-Cap Value	62,047,640	14,443,667	(1,976,034)	12,467,633
Real Estate Securities	56,156,213	19,069,998	(393,493)	18,676,505
Small-Cap Equity	46,132,293	9,733,637	(1,131,905)	8,601,732
Social Choice Equity	34,960,306	22,111,594	(953,573)	21,158,021
Stock Index	225,396,450	186,886,246	(7,427,770)	179,458,476
International Equity	89,586,294	14,198,654	(651,413)	13,547,241
Bond	187,830,729	2,692,823	(1,483,107)	1,209,716
Balanced	51,569,708	2,732,138	(32,983)	2,699,155

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2017 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$33,708,063	$—	$34,800,744	$—
Growth & Income	52,830,457	—	58,447,703	—
Large-Cap Value	21,750,621	—	24,770,412	—
Real Estate Securities	9,845,345	—	9,017,426	—
Small-Cap Equity	23,413,748	—	25,364,987	—
Social Choice Equity	4,955,505	—	5,695,019	—
Stock Index	21,170,620	—	14,108,233	—
International Equity	55,194,688	—	55,479,785	—
Bond	35,076,791	118,389,931	36,538,969	108,140,009
Balanced	5,601,244	—	4,766,741	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2016 was as follows:

	2016
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$421,081	$2,165,658	$2,586,739
Growth & Income	1,573,499	5,983,057	7,556,556
Large-Cap Value	1,210,609	2,551,377	3,761,986

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	119

Notes to financial statements (unaudited)	concluded

	2016
Fund	Ordinary income	Long-term capital gains	Total

Real Estate Securities	$2,095,950	$5,568,654	$7,664,604
Small-Cap Equity	434,875	1,517,484	1,952,359
Social Choice Equity	1,145,313	3,671,040	4,816,353
Stock Index	7,364,981	99,340	7,464,321
International Equity	1,369,100	—	1,369,100
Bond	6,140,816	250,524	6,391,340
Money Market	215,103	—	215,103
Balanced	1,190,563	760,889	1,951,452

The tax character of the fiscal year 2017 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

120	2017 Semiannual Report ▪ TIAA-CREF Life Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Life Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series (the “Funds”). Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each Fund.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

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Approval of investment management agreement (unaudited)

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, soft dollar usage and best

122	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Funds. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different

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Approval of investment management agreement (unaudited)

weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds;” selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

124	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had materially underperformed its peer group or peer universe of mutual funds that underlie variable insurance products for a specified period or, in the case of an index Fund that had deviated from its benchmark by a specified amount, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to 2016 and longer-term performance. Management also considered whether a closer examination of performance or remedial measures was warranted. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2016. With respect to the Balanced Fund, the Board also considered that Advisors may have indirect earnings or losses with respect to the Fund’s investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of

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Approval of investment management agreement (unaudited)

uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds that underlie variable insurance products. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rates were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. Additionally, the Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. The Board also considered that the management fee rate of the Balanced Fund aligned with the contractual management fee rates of certain other funds of funds managed by

126	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Advisors including the Lifecycle, Lifecycle Index and Lifestyle Funds (although Advisors currently waives its entire management fee for the Lifecycle Funds and all or a portion of its management fee for the Lifecycle Index Funds).

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-CREF Life Insurance Company.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. Statements below regarding “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 5th, 3rd, 2nd and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	127

Approval of investment management agreement (unaudited)

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd, and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio and actual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s contractual management fee rate was in the 2nd quintile of its Expense Group and 1st quintile of its Expense Universe.

•

The Fund was in the 3rd, 3rd, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

128	2017 Semiannual Report ▪ TIAA-CREF Life Funds

continued

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 1st, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 1st, 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund ranked 1 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	129

Approval of investment management agreement (unaudited)

•

For the three-year period, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) was equal to the performance of its benchmark, the Russell 3000® Index.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period

International Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 4th, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 4th, 1st and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st, 2nd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.

130	2017 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

•	The Fund was in the 1st quintile of both its Performance Group and its Performance Universe for the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Balanced Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd and 1st quintiles of its Performance Group for its one-year and since-inception periods, respectively, and in the 3rd and 2nd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.

•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	131

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been

132	2017 Semiannual Report ▪ TIAA-CREF Life Funds

licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Life Funds ▪ 2017 Semiannual Report	133

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How to reach us

TIAA website

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TIAA.org

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Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

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National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

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For an existing policy or contract

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877-825-0411

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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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New York, NY 10017-3206

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUTOMOBILES & COMPONENTS - 1.0%
2,504	*	Tesla, Inc	$905,471

		TOTAL AUTOMOBILES & COMPONENTS	905,471

BANKS - 1.5%
43,499		Bank of America Corp	1,055,286
3,008		JPMorgan Chase & Co	274,931

		TOTAL BANKS	1,330,217

CAPITAL GOODS - 3.7%
4,988	*	Gardner Denver Holdings, Inc	107,791
2,137		General Dynamics Corp	423,340
3,155		Northrop Grumman Corp	809,920
5,126		Parker-Hannifin Corp	819,237
1,394		Rockwell Automation, Inc	225,772
3,574		Roper Industries, Inc	827,488

		TOTAL CAPITAL GOODS	3,213,548

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
7,594	*	IHS Markit Ltd	334,440
12,037		Nielsen NV	465,350

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	799,790

CONSUMER DURABLES & APPAREL - 1.4%
7,848	*	Lululemon Athletica, Inc	468,290
13,234		Nike, Inc (Class B)	780,806

		TOTAL CONSUMER DURABLES & APPAREL	1,249,096

CONSUMER SERVICES - 4.3%
1,157	*	Chipotle Mexican Grill, Inc (Class A)	481,428
14,451		Marriott International, Inc (Class A)	1,449,580
16,212		MGM Resorts International	507,273
21,761		Starbucks Corp	1,268,884

		TOTAL CONSUMER SERVICES	3,707,165

DIVERSIFIED FINANCIALS - 1.3%
8,917		Charles Schwab Corp	383,075
5,959		CME Group, Inc	746,305

		TOTAL DIVERSIFIED FINANCIALS	1,129,380

ENERGY - 0.8%
5,807	*	Concho Resources, Inc	705,725

		TOTAL ENERGY	705,725

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.8%
4,474		Costco Wholesale Corp	$715,527
11,264	*	Monster Beverage Corp	559,596
5,411		Pinnacle Foods, Inc	321,413

		TOTAL FOOD, BEVERAGE & TOBACCO	1,596,536

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
14,585	*	Cerner Corp	969,465
1,972	*	Intuitive Surgical, Inc	1,844,549
1,100	*	NuVasive, Inc	84,612
11,797		UnitedHealth Group, Inc	2,187,400

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,086,026

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
15,272		Estee Lauder Cos (Class A)	1,465,807

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,465,807

MATERIALS - 3.6%
7,645		Albemarle Corp	806,853
10,261		Monsanto Co	1,214,492
3,161		Sherwin-Williams Co	1,109,385

		TOTAL MATERIALS	3,130,730

MEDIA - 3.6%
41,881		Comcast Corp (Class A)	1,630,008
14,195		Walt Disney Co	1,508,219

		TOTAL MEDIA	3,138,227

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%
5,705	*	Alexion Pharmaceuticals, Inc	694,127
3,650		Allergan plc	887,278
5,342	*	BioMarin Pharmaceutical, Inc	485,160
9,556	*,n	Celgene Corp	1,241,038
6,965		Eli Lilly & Co	573,220
6,309		Gilead Sciences, Inc	446,551
4,465	*	Illumina, Inc	774,767
3,404		Ipsen	465,796
2,741	*	Jazz Pharmaceuticals plc	426,225
3,128		Lonza Group AG.	677,575
7,923		Novo Nordisk AS	340,430
1,323	*	Regeneron Pharmaceuticals, Inc	649,778
4,841	*	Vertex Pharmaceuticals, Inc	623,860
16,166		Zoetis, Inc	1,008,435

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,294,240

RETAILING - 9.3%
3,397	*	Amazon.com, Inc	3,288,296
6,741		Expedia, Inc	1,004,072
11,899	n	Home Depot, Inc	1,825,307
7,494	*	NetFlix, Inc	1,119,679
424	*	Priceline.com, Inc	793,100

		TOTAL RETAILING	8,030,454

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
12,293	*	Advanced Micro Devices, Inc	$153,417
18,337		Applied Materials, Inc	757,502
8,705		Broadcom Ltd	2,028,700
2,680		Lam Research Corp	379,032
5,900		NVIDIA Corp	852,904

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,171,555

SOFTWARE & SERVICES - 34.1%
15,486		Activision Blizzard, Inc	891,529
21,223	*	Adobe Systems, Inc	3,001,781
2,126	*	Alphabet, Inc (Class A)	1,976,500
3,489	*	Alphabet, Inc (Class C)	3,170,559
19,973	*	eBay, Inc	697,457
22,613	*	Facebook, Inc	3,414,111
4,039	*	Gartner, Inc	498,857
8,260	*	IAC/InterActiveCorp	852,762
20,052		Intuit, Inc	2,663,106
12,281		MasterCard, Inc (Class A)	1,491,528
48,139		Microsoft Corp	3,318,221
16,971	*	PayPal Holdings, Inc	910,834
8,244	*	Red Hat, Inc	789,363
21,052	*	salesforce.com, Inc	1,823,103
4,567	g	Scout24 AG.	167,992
44,398		Tencent Holdings Ltd	1,592,775
25,218		Visa, Inc (Class A)	2,364,944

		TOTAL SOFTWARE & SERVICES	29,625,422

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
22,710		Apple, Inc	3,270,694

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,270,694

TELECOMMUNICATION SERVICES - 0.9%
12,733	*	T-Mobile US, Inc	771,874

		TOTAL TELECOMMUNICATION SERVICES	771,874

TRANSPORTATION - 2.8%
16,680		Delta Air Lines, Inc	896,383
3,860		FedEx Corp	838,894
6,592		Union Pacific Corp	717,935

		TOTAL TRANSPORTATION	2,453,212

		TOTAL COMMON STOCKS (Cost $56,816,730)	85,075,169

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
1,000		Home Depot, Inc	5,050

		TOTAL RETAILING	5,050

		TOTAL PURCHASED OPTIONS (Cost $6,470)	5,050

TIAA-CREF LIFE FUNDS - Growth Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.7%
$1,450,000	Federal Home Loan Bank (FHLB)	0.650%	07/03/17	$1,450,000

				1,450,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,449,948)			1,450,000

	TOTAL INVESTMENTS - 99.5% (Cost $58,273,148)			86,530,219
	OTHER ASSETS & LIABILITIES, NET - 0.5%			429,932

	NET ASSETS - 100.0%			$86,960,151

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $167,992 or 0.2% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
5,194		Delphi Automotive plc	$455,253

		TOTAL AUTOMOBILES & COMPONENTS	455,253

BANKS - 8.1%
69,785		Banca Intesa S.p.A.	221,973
98,407		Bank of America Corp	2,387,354
10,619		Citigroup, Inc	710,199
22,528		Citizens Financial Group, Inc	803,799
6,646		Comerica, Inc	486,753
2,069	n	First Republic Bank	207,107
31,061		Huntington Bancshares, Inc	419,945
47,013		ING Groep NV	811,574
31,096		JPMorgan Chase & Co	2,842,174
21,446		Wells Fargo & Co	1,188,323
17,074		Zions Bancorporation	749,719

		TOTAL BANKS	10,828,920

CAPITAL GOODS - 8.5%
6,580		AGCO Corp	443,426
8,303	*	Caesarstone Sdot-Yam Ltd	291,020
8,412		Caterpillar, Inc	903,954
30,501		CNH Industrial NV (NYSE)	347,101
4,500		Emerson Electric Co	268,290
3,873		Equifax, Inc	532,228
5,522		Fortive Corp	349,819
13,160	*	Gardner Denver Holdings, Inc	284,388
3,846		General Dynamics Corp	761,893
38,225	n	General Electric Co	1,032,457
11,786	n	Honeywell International, Inc	1,570,956
13,462		Kennametal, Inc	503,748
1,905		Northrop Grumman Corp	489,032
8,304	n	PACCAR, Inc	548,396
5,860		Parker-Hannifin Corp	936,545
6,448		Raytheon Co	1,041,223
3,347		Rockwell Automation, Inc	542,080
3,788	*	WABCO Holdings, Inc	483,008

		TOTAL CAPITAL GOODS	11,329,564

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
11,539		Waste Management, Inc	846,386

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	846,386

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.1%
10,743		Coach, Inc	$508,574
11,980		DR Horton, Inc	414,148
2,455		Hasbro, Inc	273,757
2,815	*	Mohawk Industries, Inc	680,357
15,341		Newell Rubbermaid, Inc	822,584
5,358		Phillips-Van Heusen Corp	613,491
9,898		Sony Corp	377,547
14,623	*,g	Spin Master Corp	436,390

		TOTAL CONSUMER DURABLES & APPAREL	4,126,848

CONSUMER SERVICES - 1.8%
7,425	n	Carnival Corp	486,857
655	*	Chipotle Mexican Grill, Inc (Class A)	272,545
6,242		Hilton Worldwide Holdings, Inc	386,068
25,447	n	MGM Resorts International	796,237
3,264		Wynn Resorts Ltd	437,768

		TOTAL CONSUMER SERVICES	2,379,475

DIVERSIFIED FINANCIALS - 3.0%
11,092		American Express Co	934,390
15,812		Blackstone Group LP	527,330
5,751		CME Group, Inc	720,255
25,437		Morgan Stanley	1,133,473
7,418		Northern Trust Corp	721,104

		TOTAL DIVERSIFIED FINANCIALS	4,036,552

ENERGY - 5.7%
10,659		Chevron Corp	1,112,053
7,567	*	Concho Resources, Inc	919,617
23,494	*	Continental Resources, Inc	759,561
6,303		Delek US Holdings, Inc	166,651
5,550	*	Diamondback Energy, Inc	492,895
14,205		EOG Resources, Inc	1,285,837
11,004		Exxon Mobil Corp	888,353
16,820	*	Parsley Energy, Inc	466,755
2,398	n	Pioneer Natural Resources Co	382,673
12,706	*	RSP Permian, Inc	410,023
11,734		Williams Cos, Inc	355,306
45,417	*	WPX Energy, Inc	438,728

		TOTAL ENERGY	7,678,452

FOOD & STAPLES RETAILING - 0.4%
6,773	n	Wal-Mart Stores, Inc	512,581

		TOTAL FOOD & STAPLES RETAILING	512,581

FOOD, BEVERAGE & TOBACCO - 6.4%
16,500		Coca-Cola European Partners plc (Class A)	671,055
16,095	n	ConAgra Foods, Inc	575,557
2,388		Constellation Brands, Inc (Class A)	462,627
5,385	n	Costco Wholesale Corp	861,223
4,783		Fresh Del Monte Produce, Inc	243,502
3,545		Hershey Co	380,627

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

8,935		Kraft Heinz Co	$765,193
16,161		Mondelez International, Inc	697,994
18,194	*,n	Monster Beverage Corp	903,878
9,502		PepsiCo, Inc	1,097,386
12,781		Philip Morris International, Inc	1,501,129
7,347	n	Pinnacle Foods, Inc	436,412

		TOTAL FOOD, BEVERAGE & TOBACCO	8,596,583

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
4,215		Anthem, Inc	792,968
13,374		Baxter International, Inc	809,662
40,376	*	Boston Scientific Corp	1,119,223
6,037		Cigna Corp	1,010,533
6,295	*,n	Edwards Lifesciences Corp	744,321
3,300		Humana, Inc	794,046
3,177	*	Idexx Laboratories, Inc	512,831
663	*	Intuitive Surgical, Inc	620,150
3,436	*	NuVasive, Inc	264,297
4,701		STERIS plc	383,132
1,955		Stryker Corp	271,315
5,748		Universal Health Services, Inc (Class B)	701,716
3,090	*	WellCare Health Plans, Inc	554,840

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,579,034

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,350	*	Central Garden & Pet Co	170,076
12,215		Colgate-Palmolive Co	905,498
2,323		L’Oreal S.A.	484,379
13,483		Procter & Gamble Co	1,175,044

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,734,997

INSURANCE - 2.4%
13,690		American International Group, Inc	855,899
9,607		Chubb Ltd	1,396,665
15,277		Lincoln National Corp	1,032,420

		TOTAL INSURANCE	3,284,984

MATERIALS - 3.2%
22,115		Dow Chemical Co	1,394,793
9,327	n	FMC Corp	681,337
13,186		International Paper Co	746,460
5,055	n	Praxair, Inc	670,040
1,088		Sherwin-Williams Co	381,845
6,037	n	WR Grace & Co	434,724

		TOTAL MATERIALS	4,309,199

MEDIA - 3.1%
7,670		CBS Corp (Class B)	489,193
45,917		Comcast Corp (Class A)	1,787,090
4,036	*,n	DISH Network Corp (Class A)	253,299
22,135	n	Viacom, Inc (Class B)	743,072
8,282	n	Walt Disney Co	879,962

		TOTAL MEDIA	4,152,616

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
3,637	n	Allergan plc	$884,118
18,187	n	AstraZeneca plc (ADR)	619,995
4,446		Bayer AG.	576,246
4,865	*,n	BioMarin Pharmaceutical, Inc	441,839
2,382	*,n	Bluebird Bio, Inc	250,229
9,029	n	Bristol-Myers Squibb Co	503,096
7,835	*,n	Celgene Corp	1,017,531
4,903	*	Clovis Oncology, Inc	459,068
11,754		Eli Lilly & Co	967,354
2,821	*,n	Incyte Corp	355,192
6,331		Ipsen	866,320
3,073	*	Jazz Pharmaceuticals plc	477,851
25,954		Merck & Co, Inc	1,663,392
8,960		Novo Nordisk AS	384,987
22,279		Pfizer, Inc	748,352
1,025	*,n	Regeneron Pharmaceuticals, Inc	503,419
5,198	*,n	Seattle Genetics, Inc	268,945
2,527	*,n	TESARO, Inc	353,426

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,341,360

REAL ESTATE - 0.5%
3,148		Crown Castle International Corp	315,367
9,482		Weyerhaeuser Co	317,647

		TOTAL REAL ESTATE	633,014

RETAILING - 5.6%
3,080	*	Amazon.com, Inc	2,981,440
13,636		Home Depot, Inc	2,091,763
9,239		Industria De Diseno Textil S.A.	354,823
4,476	*	NetFlix, Inc	668,759
391	*	Priceline.com, Inc	731,373
2,419	*,n	Ulta Beauty, Inc	695,076

		TOTAL RETAILING	7,523,234

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
20,889		Applied Materials, Inc	862,925
4,715		Broadcom Ltd	1,098,831
18,829		Intel Corp	635,290
7,814		Microchip Technology, Inc	603,085
7,278	*	Microsemi Corp	340,610
2,819		Monolithic Power Systems, Inc	271,752
7,549		NVIDIA Corp	1,091,283
3,284	n	Xilinx, Inc	211,227

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,115,003

SOFTWARE & SERVICES - 15.1%
3,567	*	Adobe Systems, Inc	504,517
3,822	*	Alphabet, Inc (Class C)	3,473,166
5,694	*,n	DXC Technology Co	436,844

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

3,400	*,n	Electronic Arts, Inc	$359,448
15,274	*	Facebook, Inc	2,306,068
5,943	*	IAC/InterActiveCorp	613,555
47,686		Microsoft Corp	3,286,996
1,732	*,n	MicroStrategy, Inc (Class A)	331,972
6,690	*	Nutanix, Inc	134,804
31,315		Oracle Corp	1,570,134
12,970	*	PayPal Holdings, Inc	696,100
4,135	*,n	Proofpoint, Inc	359,042
13,336	*	salesforce.com, Inc	1,154,898
3,732	*	ServiceNow, Inc	395,592
21,781	n	Symantec Corp	615,313
9,790	*,n	Take-Two Interactive Software, Inc	718,390
18,072		Tencent Holdings Ltd	648,332
8,891	*,n	Twitter, Inc	158,882
6,165	*	Ubisoft Entertainment	349,994
13,395		Visa, Inc (Class A)	1,256,183
6,107	*,e,n	VMware, Inc (Class A)	533,935
7,645	*n	Yelp, Inc	229,503

		TOTAL SOFTWARE & SERVICES	20,133,668

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
34,306	n	Apple, Inc	4,940,750
15,203	*,n	Ciena Corp	380,379
31,399		Cisco Systems, Inc	982,789
2,712		Cognex Corp	230,249
20,584	*	Flextronics International Ltd	335,725
4,983	*,n	Itron, Inc	337,598
3,962		National Instruments Corp	159,352
19,009	*,n	Pure Storage, Inc	243,505
3,331	n	Universal Display Corp	363,912
36,389	*	Viavi Solutions, Inc	383,176

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,357,435

TELECOMMUNICATION SERVICES - 1.5%
38,650		AT&T, Inc	1,458,264
9,832	*	T-Mobile US, Inc	596,016

		TOTAL TELECOMMUNICATION SERVICES	2,054,280

TRANSPORTATION - 2.0%
18,538		CSX Corp	1,011,433
7,399		DSV AS	454,477
3,409		FedEx Corp	740,878
7,230	*,n	Genesee & Wyoming, Inc (Class A)	494,460

		TOTAL TRANSPORTATION	2,701,248

UTILITIES - 1.5%
7,019		American Water Works Co, Inc	547,131
6,973		NextEra Energy, Inc	977,126
4,598	n	Sempra Energy	518,425

		TOTAL UTILITIES	2,042,682

		TOTAL COMMON STOCKS (Cost $95,575,070)	133,753,368

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
1,400	Mattel, Inc	$602

	TOTAL CONSUMER DURABLES & APPAREL	602

ENERGY - 0.0%
700	Continental Resources, Inc	385

	TOTAL ENERGY	385

FOOD & STAPLES RETAILING - 0.0%
1,100	Kroger Co	990

	TOTAL FOOD & STAPLES RETAILING	990

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
500	Church & Dwight Co, Inc	425

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS	425

MATERIALS - 0.0%
500	Huntsman Corp	675
1,100	Kapstone Paper and Packaging Corp	688
900	Monsanto Co	6,030

	TOTAL MATERIALS	7,393

MEDIA - 0.0%
1,400	DISH Network Corp	7,630

	TOTAL MEDIA	7,630

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
900	AstraZeneca plc	630
1,100	Bristol-Myers Squibb Co	1,089

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,719

	TOTAL PURCHASED OPTIONS (Cost $19,993)	19,144

TIAA-CREF LIFE FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.5%
$650,000		Federal Home Loan Bank (FHLB)	0.650%	07/03/17	$650,000

					650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
538,264	c	State Street Navigator Securities Lending Government Money Market Portfolio			538,264

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			538,264

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,188,240)			1,188,264

		TOTAL INVESTMENTS - 100.6% (Cost $96,783,303)			134,960,776
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(768,665)

		NET ASSETS - 100.0%			$134,192,111

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $528,514.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $436,390 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
13,549		General Motors Co	$473,267
14,776		Peugeot S.A.	294,480

		TOTAL AUTOMOBILES & COMPONENTS	767,747

BANKS - 12.0%
103,770		Banca Intesa S.p.A.	330,073
82,246		Bank of America Corp	1,995,288
21,256		Citigroup, Inc	1,421,601
6,876		Citizens Financial Group, Inc	245,336
7,013		Comerica, Inc	513,632
6,511		Hilltop Holdings, Inc	170,653
4,356		Huntington Bancshares, Inc	58,893
12,419		JPMorgan Chase & Co	1,135,097
30,105		Regions Financial Corp	440,737
8,777		TCF Financial Corp	139,906
34,397		Wells Fargo & Co	1,905,938
11,884		Zions Bancorporation	521,826

		TOTAL BANKS	8,878,980

CAPITAL GOODS - 7.1%
13,019	*	Colfax Corp	512,558
5,156		Eaton Corp	401,291
9,999		Fortive Corp	633,437
9,117	*	Gardner Denver Holdings, Inc	197,018
34,664		General Electric Co	936,275
2,044	*	Herc Holdings, Inc	80,370
2,134		L3 Technologies, Inc	356,549
5,115		Masco Corp	195,444
5,113	*	SPX Corp	128,643
8,090	*	SPX FLOW, Inc	298,359
13,207		Terex Corp	495,263
16,780		Triumph Group, Inc	530,248
2,806		United Technologies Corp	342,641
3,398	*	USG Corp	98,610

		TOTAL CAPITAL GOODS	5,206,706

CONSUMER DURABLES & APPAREL - 2.1%
41,702		Cyrela Brazil Realty S.A.	137,962
16,177		Mattel, Inc	348,291
2,097		Phillips-Van Heusen Corp	240,106
10,585		Pulte Homes, Inc	259,650
7,792	*	Skechers U.S.A., Inc (Class A)	229,864
2,301		Sony Corp	87,769
6,626		Sony Corp (ADR)	253,047

		TOTAL CONSUMER DURABLES & APPAREL	1,556,689

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.4%
6,203		Carnival Corp	$406,731
13,789		Extended Stay America, Inc	266,955
11,308		MGM Resorts International	353,827
8,109		Red Rock Resorts, Inc	190,967
9,319		Restaurant Brands International, Inc	582,810

		TOTAL CONSUMER SERVICES	1,801,290

DIVERSIFIED FINANCIALS - 5.1%
4,123		American Express Co	347,322
2,171		Bank of New York Mellon Corp	110,764
1,294		Capital One Financial Corp	106,910
11,757		Deutsche Bank AG. (Registered)	209,037
4,129		Goldman Sachs Group, Inc	916,225
4,513		Legg Mason, Inc	172,216
13,923		Morgan Stanley	620,409
10,583		State Street Corp	949,613
11,882		Synchrony Financial	354,321

		TOTAL DIVERSIFIED FINANCIALS	3,786,817

ENERGY - 10.5%
2,623		Anadarko Petroleum Corp	118,927
2,855		Arch Coal, Inc	194,996
36	*,e	California Resources Corp	308
62,372		Cenovus Energy, Inc	459,682
9,966		Chevron Corp	1,039,753
2,603	*	Continental Resources, Inc	84,155
148	*	Diamondback Energy, Inc	13,144
13,166		EOG Resources, Inc	1,191,786
10,005		Exxon Mobil Corp	807,704
10,730	*	Jagged Peak Energy, Inc	143,245
25,633	*	Matador Resources Co	547,777
42,267	*,e	MEG Energy Corp	124,181
22,359		Nabors Industries Ltd	182,002
4,151	*	Newfield Exploration Co	118,137
14,710	*	Parsley Energy, Inc	408,203
9,193		Plains All American Pipeline LP	241,500
6,116		Plains GP Holdings LP	159,995
3,727	e	RPC, Inc	75,323
11,526	*	RSP Permian, Inc	371,944
18,344	*	Transocean Ltd (NYSE)	150,971
116,605	*	Weatherford International Ltd	451,261
25,979		Williams Cos, Inc	786,644
8,487	*	WPX Energy, Inc	81,984

		TOTAL ENERGY	7,753,622

FOOD & STAPLES RETAILING - 2.1%
8,637	*	US Foods Holding Corp	235,099
11,007		Walgreens Boots Alliance, Inc	861,958
6,001		Wal-Mart Stores, Inc	454,156

		TOTAL FOOD & STAPLES RETAILING	1,551,213

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.8%
9,460		ConAgra Foods, Inc	$338,289
12,324		Kraft Heinz Co	1,055,427
4,517		Lamb Weston Holdings, Inc	198,929
723		Molson Coors Brewing Co (Class B)	62,424
24,163		Mondelez International, Inc	1,043,600
9,182		Philip Morris International, Inc	1,078,426
8,314		Pinnacle Foods, Inc	493,852
166		Snyder’s-Lance, Inc	5,747

		TOTAL FOOD, BEVERAGE & TOBACCO	4,276,694

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
27,826		Abbott Laboratories	1,352,622
621		Anthem, Inc	116,829
1,080		Baxter International, Inc	65,383
10,250	*	Boston Scientific Corp	284,130
8,632		Cardinal Health, Inc	672,605
4,008		Cigna Corp	670,899
2,777	*	Laboratory Corp of America Holdings	428,047
2,960		Medtronic plc	262,700

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,853,215

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
10,029		Procter & Gamble Co	874,027

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	874,027

INSURANCE - 5.5%
4,362		Allstate Corp	385,775
14,777		American International Group, Inc	923,858
3,836*		Berkshire Hathaway, Inc (Class B)	649,703
4,497		Chubb Ltd	653,774
6,289		Hartford Financial Services Group, Inc	330,613
12,892		Metlife, Inc	708,286
2,115		Travelers Cos, Inc	267,611
2,046		W.R. Berkley Corp	141,522

		TOTAL INSURANCE	4,061,142

MATERIALS - 6.2%
410		Acerinox S.A.	5,623
46,257	*	AK Steel Holding Corp	303,908
3,506		Ashland Global Holdings, Inc	231,080
2,265	*	Berry Plastics Group, Inc	129,128
9,750		Dow Chemical Co	614,932
3,844		EI du Pont de Nemours & Co	310,249
24,124		First Quantum Minerals Ltd	204,072
5,833	*	GCP Applied Technologies, Inc	177,907
38,302	*	Louisiana-Pacific Corp	923,461
13,513		Olin Corp	409,174
5,922	*,e	Ramaco Resources, Inc	35,828
9,570		Valvoline, Inc	227,000

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,837		Westlake Chemical Corp	$187,838
10,955		WR Grace & Co	788,870

		TOTAL MATERIALS	4,549,070

MEDIA - 1.5%
8,881		CBS Corp (Class B)	566,430
2,833	*	DISH Network Corp (Class A)	177,799
1,545		Time Warner, Inc	155,134
2,711		Viacom, Inc (Class B)	91,008
1,391		Walt Disney Co	147,794

		TOTAL MEDIA	1,138,165

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
11,372		Agilent Technologies, Inc	674,473
4,383	*	Alexion Pharmaceuticals, Inc	533,280
4,087		Allergan plc	993,509
3,154		Amgen, Inc	543,213
6,976		Bristol-Myers Squibb Co	388,703
6,126	*	Endo International plc	68,427
3,354		Gilead Sciences, Inc	237,396
8,295		Johnson & Johnson	1,097,346
10,705		Merck & Co, Inc	686,083
13,373	*	Mylan NV	519,140
27,918		Pfizer, Inc	937,766

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,679,336

REAL ESTATE - 0.8%
638		AvalonBay Communities, Inc	122,605
3,947		HCP, Inc	126,146
12,202		MGM Growth Properties LLC	356,176
818	*	Quality Care Properties, Inc	14,978

		TOTAL REAL ESTATE	619,905

RETAILING - 0.9%
36,070	*	Groupon, Inc	138,509
200,000	*	Hengdeli Holdings Ltd	17,930
53,457	*	JC Penney Co, Inc	248,575
80,000		Via Varejo S.A.	262,731

		TOTAL RETAILING	667,745

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
33,717	*	Advanced Micro Devices, Inc	420,788
39,221		Advanced Semiconductor Engineering, Inc (ADR)	247,485
13,673		Intel Corp	461,327
5,922	*	Mellanox Technologies Ltd	256,423
3,250		Qualcomm, Inc	179,465
4,402		Silicon Motion Technology Corp (ADR)	212,308

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,777,796

SOFTWARE & SERVICES - 5.2%
5,964	*	Conduent, Inc	95,066
6,801	*	Dell Technologies, Inc-VMware Inc	415,609

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

17,067	*	eBay, Inc	$595,980
3,695	*	IAC/InterActiveCorp	381,472
1,490	*	MicroStrategy, Inc (Class A)	285,588
838		Nintendo Co Ltd	280,555
22,229		Oracle Corp	1,114,562
1,216	*	Pandora Media, Inc	10,847
18,782		Symantec Corp	530,591
5,045	*	Teradata Corp	148,777

		TOTAL SOFTWARE & SERVICES	3,859,047

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
12,346	*	Ciena Corp	308,897
26,713		Cisco Systems, Inc	836,117
4,282		Corning, Inc	128,674
7,768		Hewlett Packard Enterprise Co	128,871
12,791	*	Infinera Corp	136,480
8,986		Juniper Networks, Inc	250,530
53,384		Nokia Corp	328,845
12,306		Xerox Corp	353,551

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,471,965

TELECOMMUNICATION SERVICES - 3.9%
52,657		AT&T, Inc	1,986,749
18,849		Telephone & Data Systems, Inc	523,060
8,099		Verizon Communications, Inc	361,701

		TOTAL TELECOMMUNICATION SERVICES	2,871,510

TRANSPORTATION - 1.2%
15,994	*,b,m	AMR Corp (Escrow)	160
5,959	*	Kirby Corp	398,359
13,687		Knight Transportation, Inc	507,103

		TOTAL TRANSPORTATION	905,622

UTILITIES - 4.6%
2,983		American Electric Power Co, Inc	207,229
2,777		Duke Energy Corp	232,129
2,133		Edison International	166,779
27,661		Exelon Corp	997,732
4,804		FirstEnergy Corp	140,085
5,727		NextEra Energy, Inc	802,525
4,177		PG&E Corp	277,228
1,179		Sempra Energy	132,932
9,449		Xcel Energy, Inc	433,520

		TOTAL UTILITIES	3,390,159

		TOTAL COMMON STOCKS (Cost $59,210,910)	73,298,462

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.3%

DIVERSIFIED FINANCIALS - 0.3%
36,100		Chicago Board Options Exchange SPX Volatility Index			$41,154
6,100		S&P 500 Index			185,745

		TOTAL DIVERSIFIED FINANCIALS			226,899

		TOTAL PURCHASED OPTIONS (Cost $250,241)			226,899

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 1.0%
$750,000		Federal Home Loan Bank (FHLB)	0.650%	07/03/17	750,000

					750,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
239,912	c	State Street Navigator Securities Lending Government Money Market Portfolio			239,912

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			239,912

		TOTAL SHORT-TERM INVESTMENTS (Cost $989,885)			989,912

		TOTAL INVESTMENTS - 100.7% (Cost $60,451,036)			74,515,273
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(567,626)

		NET ASSETS - 100.0%			$73,947,647

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $228,319.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

DIVERSIFIED REITS - 1.1%
110,000		Spirit Realty Capital, Inc	$815,100

		TOTAL DIVERSIFIED REITS	815,100

HEALTH CARE REITS - 5.9%
40,000		HCP, Inc	1,278,400
40,000		Healthcare Trust of America, Inc	1,244,400
13,000		Ventas, Inc	903,240
13,000		Welltower, Inc	973,050

		TOTAL HEALTH CARE REITS	4,399,090

HOMEBUILDING - 0.4%
25,000	*	TRI Pointe Homes, Inc	329,750

		TOTAL HOMEBUILDING	329,750

HOTEL & RESORT REITS - 4.3%
45,000		DiamondRock Hospitality Co	492,750
35,000		Host Marriott Corp	639,450
15,000		MGM Growth Properties LLC	437,850
22,000		Park Hotels & Resorts, Inc	593,120
65,000		Sunstone Hotel Investors, Inc	1,047,800

		TOTAL HOTEL & RESORT REITS	3,210,970

INDUSTRIAL REITS - 11.4%
25,000		Duke Realty Corp	698,750
48,000		Prologis, Inc	2,814,720
145,000		Rexford Industrial Realty, Inc	3,978,800
32,000		Terreno Realty Corp	1,077,120

		TOTAL INDUSTRIAL REITS	8,569,390

IT CONSULTING & OTHER SERVICES - 1.1%
18,000	*	InterXion Holding NV	824,040

		TOTAL IT CONSULTING & OTHER SERVICES	824,040

MORTGAGE REITS - 0.7%
25,000		Starwood Property Trust, Inc	559,750

		TOTAL MORTGAGE REITS	559,750

OFFICE REITS - 13.2%
7,450		Alexandria Real Estate Equities, Inc	897,501
24,000		Boston Properties, Inc	2,952,480
35,000		Hudson Pacific Properties	1,196,650
24,000		Kilroy Realty Corp	1,803,600
22,500		SL Green Realty Corp	2,380,500
7,000		Vornado Realty Trust	657,300

		TOTAL OFFICE REITS	9,888,031

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE DEVELOPMENT - 0.2%
8,903	*	Forestar Group, Inc	$152,686

		TOTAL REAL ESTATE DEVELOPMENT	152,686

REAL ESTATE SERVICES - 0.8%
30,000		Kennedy-Wilson Holdings, Inc	571,500

		TOTAL REAL ESTATE SERVICES	571,500

RESIDENTIAL REITS - 19.1%
30,000		American Homes 4 Rent	677,100
28,000		Apartment Investment & Management Co (Class A)	1,203,160
5,000		AvalonBay Communities, Inc	960,850
33,150		Colony Starwood Homes	1,137,377
22,000		Equity Lifestyle Properties, Inc	1,899,480
40,000		Equity Residential	2,633,200
7,000		Essex Property Trust, Inc	1,800,890
20,000		Invitation Homes, Inc	432,600
10,000		Mid-America Apartment Communities, Inc	1,053,800
90,000		Monogram Residential Trust, Inc	873,900
19,000		Sun Communities, Inc	1,666,110

		TOTAL RESIDENTIAL REITS	14,338,467

RETAIL REITS - 13.9%
15,073		Agree Realty Corp	691,399
15,000		Federal Realty Investment Trust	1,895,850
75,000		GGP, Inc	1,767,000
7,000		Realty Income Corp	386,260
23,500		Regency Centers Corp	1,472,040
50,000		Retail Opportunities Investment Corp	959,500
20,000		Simon Property Group, Inc	3,235,200

		TOTAL RETAIL REITS	10,407,249

SPECIALIZED REITS - 26.7%
28,000		American Tower Corp	3,704,960
34,000		Crown Castle International Corp	3,406,120
35,000		CyrusOne, Inc	1,951,250
7,000		Digital Realty Trust, Inc	790,650
8,000		Equinix, Inc	3,433,280
13,000		Extra Space Storage, Inc	1,014,000
38,000		Four Corners Property Trust, Inc	954,180
8,000		Gaming and Leisure Properties, Inc	301,360
8,000		Iron Mountain, Inc	274,880
35,000		National Storage Affiliates Trust	808,850
5,500		Public Storage, Inc	1,146,915
25,000		QTS Realty Trust, Inc	1,308,250
32,000		Weyerhaeuser Co	1,072,000

		TOTAL SPECIALIZED REITS	20,166,695

		TOTAL COMMON STOCKS (Cost $55,511,656)	74,232,718

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$ 600,000	Federal Home Loan Bank (FHLB)	0.650%	07/03/17	$600,000

				600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $599,978)			600,000

	TOTAL INVESTMENTS - 99.6% (Cost $56,111,634)			74,832,718
	OTHER ASSETS & LIABILITIES, NET - 0.4%			317,203

	NET ASSETS - 100.0%			$75,149,921

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.5%
5,540		Cooper Tire & Rubber Co	$199,994
2,500		LCI Industries, Inc	256,000
3,909		Tenneco, Inc	226,058
1,570	*	Visteon Corp	160,234

		TOTAL AUTOMOBILES & COMPONENTS	842,286

BANKS - 13.1%
2,490		Banner Corp	140,710
5,920		Brookline Bancorp, Inc	86,432
9,480	l	Cathay General Bancorp	359,766
3,400	*	Customers Bancorp, Inc	96,152
3,600	*	Eagle Bancorp, Inc	227,880
10,320	*	Essent Group Ltd	383,285
4,360	*	FCB Financial Holdings, Inc	208,190
18,900	*	First Bancorp (Puerto Rico)	109,431
12,345		First Midwest Bancorp, Inc	287,762
6,300	*	Flagstar Bancorp, Inc	194,166
19,700		FNB Corp	278,952
21,633		Fulton Financial Corp	411,027
8,000		Hancock Holding Co	392,000
4,200		IBERIABANK Corp	342,300
4,620		Investors Bancorp, Inc	61,723
32,420	*	MGIC Investment Corp	363,104
8,263		Oritani Financial Corp	140,884
4,871		Popular, Inc	203,170
12,530		Provident Financial Services, Inc	318,011
23,020		Radian Group, Inc	376,377
12,721		Sterling Bancorp/DE	295,763
14,710		Umpqua Holdings Corp	270,075
5,290		Union Bankshares Corp	179,331
10,437		United Community Banks, Inc	290,149
4,300		Valley National Bancorp	50,783
6,700	*	Walker & Dunlop, Inc	327,161
8,680		Washington Federal, Inc	288,176
4,200		WesBanco, Inc	166,068
4,000		Wintrust Financial Corp	305,760

		TOTAL BANKS	7,154,588

CAPITAL GOODS - 9.4%
6,177	*	Aerojet Rocketdyne Holdings, Inc	128,481
5,600		Allison Transmission Holdings, Inc	210,056
2,855	*	American Woodmark Corp	272,795
4,450	*	Beacon Roofing Supply, Inc	218,050
3,400		BWX Technologies, Inc	165,750

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,630	*	Colfax Corp	$182,283
6,759		Comfort Systems USA, Inc	250,759
2,460		Crane Co	195,275
3,300		Curtiss-Wright Corp	302,874
6,287		EMCOR Group, Inc	411,044
3,937		Encore Wire Corp	168,110
3,904		EnerSys	282,845
1,700		Kadant, Inc	127,840
11,900	*	Meritor, Inc	197,659
2,580	*	Moog, Inc (Class A)	185,038
16,230	*	MRC Global, Inc	268,120
6,824		Mueller Industries, Inc	207,791
8,700	*	NOW, Inc	139,896
2,600	*	Patrick Industries, Inc	189,410
4,680		Toro Co	324,277
2,800	*	Trex Co, Inc	189,448
7,100	*	Univar, Inc	207,320
3,200		Woodward Governor Co	216,256

		TOTAL CAPITAL GOODS	5,041,377

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
6,200		ABM Industries, Inc	257,424
14,300	*	ACCO Brands Corp	166,595
5,600	*	Advanced Disposal Services, Inc	127,288
2,100		Insperity, Inc	149,100
9,380	*	Navigant Consulting, Inc	185,349
4,310	*	On Assignment, Inc	233,387
801		Rollins, Inc	32,609
672	*	TriNet Group, Inc	22,001
5,128		Viad Corp	242,298
2,712	*	WageWorks, Inc	182,246

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,598,297

CONSUMER DURABLES & APPAREL - 3.4%
12,910		Callaway Golf Co	164,990
2,960		Columbia Sportswear Co	171,858
2,690	*	Helen of Troy Ltd	253,129
3,000	*	Installed Building Products Inc	158,850
5,633		La-Z-Boy, Inc	183,072
4,000	*	M/I Homes, Inc	114,200
1,520		Pool Corp	178,706
5,200	*	Steven Madden Ltd	207,740
4,356	*	TopBuild Corp	231,173
2,200		Tupperware Corp	154,506

		TOTAL CONSUMER DURABLES & APPAREL	1,818,224

CONSUMER SERVICES - 4.3%
18,280	*	Belmond Ltd.	243,124
1,100	*	Buffalo Wild Wings, Inc	139,370
4,100		Choice Hotels International, Inc	263,425
1,350		Churchill Downs, Inc	247,455
3,680	*	Dave & Buster’s Entertainment, Inc	244,757
10,530	*	Denny’s Corp	123,938

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,815	*	Grand Canyon Education, Inc	$377,544
7,330		ILG, Inc	201,502
4,300	*	Sotheby’s (Class A)	230,781
4,900		Texas Roadhouse, Inc (Class A)	249,655

		TOTAL CONSUMER SERVICES	2,321,551

DIVERSIFIED FINANCIALS - 2.9%
3,900		Artisan Partners Asset Management, Inc	119,730
13,600		BGC Partners, Inc (Class A)	171,904
4,535		Evercore Partners, Inc (Class A)	319,717
3,700		Houlihan Lokey, Inc	129,130
3,000		iShares Russell 2000 Index Fund	422,760
6,110		New Residential Investment Corp	95,072
16,400	*	SLM Corp	188,600
2,884	*	Stifel Financial Corp	132,606

		TOTAL DIVERSIFIED FINANCIALS	1,579,519

ENERGY - 3.8%
2,000		Arch Coal, Inc	136,600
4,300	*	C&J Energy Services, Inc	147,361
6,447		Delek US Holdings, Inc	170,459
4,509	*	Exterran Corp	120,390
8,160		Green Plains Renewable Energy, Inc	167,688
6,600	*	Gulfport Energy Corp	97,350
47,440	*	McDermott International, Inc	340,145
19,100	*	Newpark Resources, Inc	140,385
21,350	*	Oasis Petroleum, Inc	171,867
6,200	*	Par Pacific Holdings, Inc	111,848
3,900	*	Peabody Energy Corp	95,355
17,300	*	Pioneer Energy Services Corp	35,465
7,130	*	RSP Permian, Inc	230,085
9,769	*	Ultra Petroleum Corp	105,994

		TOTAL ENERGY	2,070,992

FOOD, BEVERAGE & TOBACCO - 2.3%
3,200		Calavo Growers, Inc	220,960
11,850	*	Darling International, Inc	186,519
2,570		Fresh Del Monte Produce, Inc	130,838
2,124		Lancaster Colony Corp	260,445
1,900		Sanderson Farms, Inc	219,735
9,968		Vector Group Ltd	212,518

		TOTAL FOOD, BEVERAGE & TOBACCO	1,231,015

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
2,388	*	Anika Therapeutics, Inc	117,824
1,722	*	HealthStream, Inc	45,323
3,850		Hill-Rom Holdings, Inc	306,498
9,490	*	HMS Holdings Corp	175,565
1,675	*	ICU Medical, Inc	288,937
3,430	*	Magellan Health Services, Inc	250,047
3,870	*	Masimo Corp	352,867
4,300	*	Medidata Solutions, Inc	336,260
7,660	*	Merit Medical Systems, Inc	292,229

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,971	*	Natus Medical, Inc	$148,118
10,854	*	OraSure Technologies, Inc	187,340
3,800	*	Orthofix International NV	176,624
6,573	*	Premier, Inc	236,628
949	*	WellCare Health Plans, Inc	170,403

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,084,663

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
2,480	*	USANA Health Sciences, Inc	158,968

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	158,968

INSURANCE - 2.6%
14,236		American Equity Investment Life Holding Co	374,122
10,500	e	Amtrust Financial Services, Inc	158,970
3,763		Aspen Insurance Holdings Ltd	187,585
2,900		Employers Holdings, Inc	122,670
4,664		HCI Group, Inc	219,115
9,900	*	Third Point Reinsurance Ltd	137,610
9,110		Universal Insurance Holdings, Inc	229,572

		TOTAL INSURANCE	1,429,644

MATERIALS - 5.4%
4,000	*	AdvanSix, Inc	124,960
4,600		Alcoa Corp	150,190
8,800	e	Allegheny Technologies, Inc	149,688
8,400	*	Century Aluminum Co	130,872
13,300	*	Coeur Mining, Inc	114,114
11,900		Commercial Metals Co	231,217
9,351	*	Ferro Corp	171,030
10,700	*,m	Ferroglobe plc	0
2,640		Greif, Inc (Class A)	147,259
2,270		Innospec, Inc	148,798
4,000	*	Koppers Holdings, Inc	144,600
13,470	*	Louisiana-Pacific Corp	324,761
3,538		Minerals Technologies, Inc	258,982
7,720		PolyOne Corp	299,073
8,039		Schnitzer Steel Industries, Inc (Class A)	202,583
1,400		Stepan Co	121,996
6,200	*	Summit Materials, Inc	178,994

		TOTAL MATERIALS	2,899,117

MEDIA - 1.0%
7,780	*	Live Nation, Inc	271,133
800	*	Madison Square Garden Co	157,520
5,917		New York Times Co (Class A)	104,731

		TOTAL MEDIA	533,384

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
17,900	*	Achillion Pharmaceuticals, Inc	82,161
1,800	*	Aerie Pharmaceuticals, Inc	94,590
7,460	*	Amphastar Pharmaceuticals, Inc	133,236
3,800	*	Ardelyx, Inc	19,380

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

15,072	*	Array Biopharma, Inc	$126,153
700	*	Avexis, Inc	57,512
800	*	Bluebird Bio, Inc	84,040
2,600	*	Blueprint Medicines Corp	131,742
4,463	*	Cambrex Corp	266,664
7,200	*	Catalent, Inc	252,720
2,600	*	Clovis Oncology, Inc	243,438
8,800	*	Corcept Therapeutics, Inc	103,840
4,408	*	Emergent Biosolutions, Inc	149,475
1,800	*	Esperion Thereapeutics, Inc	83,304
5,746	*	FibroGen, Inc	185,596
3,210	*	Five Prime Therapeutics, Inc	96,653
3,100	*	Global Blood Therapeutics, Inc	84,785
3,994	*	INC Research Holdings, Inc	233,649
1,390	*	Insmed, Inc	23,852
5,800	*	Karyopharm Therapeutics, Inc	52,490
680	*,e	Kite Pharma, Inc	70,496
4,210	*	MacroGenics, Inc	73,717
6,346	*	Momenta Pharmaceuticals, Inc	107,247
5,400	*	Nektar Therapeutics	105,570
13,200	*	Pacific Biosciences of California, Inc	46,992
2,300	*	Pacira Pharmaceuticals, Inc	109,710
4,230		Phibro Animal Health Corp	156,722
2,700	*	Portola Pharmaceuticals, Inc	151,659
3,619	*	PRA Health Sciences, Inc	271,461
3,720	*	Prestige Brands Holdings, Inc	196,453
1,500	*	Puma Biotechnology, Inc	131,100
4,500	*	Retrophin, Inc	87,255
1,100	*	Sage Therapeutics, Inc	87,604
2,400	*	Sarepta Therapeutics, Inc	80,904
16,180	*	Spectrum Pharmaceuticals, Inc	120,541
5,767	*	Supernus Pharmaceuticals, Inc	248,558
6,100	*,e	TherapeuticsMD, Inc	32,147
1,538	*	Ultragenyx Pharmaceutical, Inc	95,525
7,300	*	Vanda Pharmaceuticals, Inc	118,990
4,220	*	Xencor Inc	89,084

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,887,015

REAL ESTATE - 6.6%
4,630		American Assets Trust, Inc	182,376
9,900		CareTrust REIT, Inc	183,546
4,400		Chatham Lodging Trust	88,396
2,720		Coresite Realty	281,602
1,830		DuPont Fabros Technology, Inc	111,923
2,200		Entertainment Properties Trust	158,114
10,760		First Industrial Realty Trust, Inc	307,951
8,900		Hersha Hospitality Trust	164,739
9,200		LaSalle Hotel Properties	274,160
15,580		Medical Properties Trust, Inc	200,514
6,900		Preferred Apartment Communities, Inc	108,675
2,409		PS Business Parks, Inc	318,927
7,430		Ramco-Gershenson Properties	95,847
2,000		Re/Max Holdings, Inc	112,100

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,556		RLJ Lodging Trust	$130,268
2,015		Saul Centers, Inc	116,830
5,020		STORE Capital Corp	112,699
15,992		Summit Hotel Properties, Inc	298,251
5,600		Tier REIT, Inc	103,488
11,320		Xenia Hotels & Resorts, Inc	219,268

		TOTAL REAL ESTATE	3,569,674

RETAILING - 2.3%
5,100		Caleres, Inc	141,678
2,620		Children’s Place Retail Stores, Inc	267,502
5,080	*	Francesca’s Holdings Corp	55,575
3,390		HSN, Inc	108,141
6,840	*	Liberty TripAdvisor Holdings, Inc	79,344
5,090		Nutri/System, Inc	264,935
30,700		Office Depot, Inc	173,148
19,500		Pier 1 Imports, Inc	101,205
1,500	*	Select Comfort Corp	53,235

		TOTAL RETAILING	1,244,763

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
472	*	Advanced Energy Industries, Inc	30,534
3,175		Cabot Microelectronics Corp	234,410
4,766	*	Ceva, Inc	216,615
4,200	*	Cirrus Logic, Inc	263,424
4,682	*	Entegris, Inc	102,770
7,700	*	Formfactor, Inc	95,480
7,900	*	Integrated Device Technology, Inc	203,741
4,228	*	MaxLinear, Inc	117,919
600		MKS Instruments, Inc	40,380
5,400	*	Nanometrics, Inc	136,566
2,685		Power Integrations, Inc	195,736
12,300	*	Rambus, Inc	140,589
7,070	*	Semtech Corp	252,752
462	*	Silicon Laboratories, Inc	31,578

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,062,494

SOFTWARE & SERVICES - 8.1%
5,300	*	Acxiom Corp	137,694
7,230	*	Barracuda Networks, Inc	166,724
2,550	*	CACI International, Inc (Class A)	318,877
4,460	*	Commvault Systems, Inc	251,767
3,400		CSG Systems International, Inc	137,972
3,456	*	EPAM Systems, Inc	290,615
1,720	*	Euronet Worldwide, Inc	150,276
11,800		EVERTEC, Inc	204,140
4,350	*	ExlService Holdings, Inc	241,773
1,788		Fair Isaac Corp	249,265
1,800	*	HubSpot, Inc	118,350
1,160	*	MicroStrategy, Inc (Class A)	222,337
12,950	*	Nuance Communications, Inc	225,460
8,211		Progress Software Corp	253,638
2,450	*	Proofpoint, Inc	212,734

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,000	*	Quotient Technology, Inc	$92,000
5,500	*	RingCentral, Inc	201,025
13,100		TiVo Corp	244,315
2,300	*	Trade Desk, Inc	115,253
11,740		Travelport Worldwide Ltd	161,542
6,210	*	Verint Systems, Inc	252,747
6,037	*	Website Pros, Inc	152,736

		TOTAL SOFTWARE & SERVICES	4,401,240

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
2,450	*	Anixter International, Inc	191,590
8,060	*	ARRIS International plc	225,841
8,579	*	Ciena Corp	214,647
4,800	*	Fabrinet	204,768
6,110	*	Finisar Corp	158,738
4,427	*	II-VI, Inc	151,846
6,310	*	NCR Corp	257,700
3,300	*	Netgear, Inc	142,230
11,700	*,e	Oclaro, Inc	109,278
2,900		Plantronics, Inc	151,699
2,100	*	Rogers Corp	228,102
7,177	*	Sanmina Corp	273,444
2,400		SYNNEX Corp	287,904
3,300	*	Tech Data Corp	333,300
18,867	*	TTM Technologies, Inc	327,531
17,900	*	Viavi Solutions, Inc	188,487

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,447,105

TELECOMMUNICATION SERVICES - 0.9%
5,910		Telephone & Data Systems, Inc	164,003
33,352	*	Vonage Holdings Corp	218,122
22,700	e	Windstream Holdings, Inc	88,076

		TOTAL TELECOMMUNICATION SERVICES	470,201

TRANSPORTATION - 0.8%
8,621	*	Air Transport Services Group, Inc	187,765
5,330	*	Hawaiian Holdings, Inc	250,244

		TOTAL TRANSPORTATION	438,009

UTILITIES - 3.4%
7,833		Avista Corp	332,589
4,457		NorthWestern Corp	271,966
8,757		NRG Yield, Inc (Class A)	149,394
3,600		ONE Gas, Inc	251,316
3,579		Ormat Technologies, Inc	210,016
4,000		Otter Tail Corp	158,400
8,300		Pattern Energy Group, Inc	197,872
3,713		Southwest Gas Corp	271,272

		TOTAL UTILITIES	1,842,825

		TOTAL COMMON STOCKS (Cost $45,349,183)	54,126,951

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
607,074	c	State Street Navigator Securities Lending Government Money Market Portfolio	$607,074

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	607,074

		TOTAL SHORT-TERM INVESTMENTS (Cost $607,074)	607,074

		TOTAL INVESTMENTS - 101.0% (Cost $45,956,257)	54,734,025
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(570,152)

		NET ASSETS - 100.0%	$54,163,873

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $582,573.

l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
229		BorgWarner, Inc	$9,700
23,312		Ford Motor Co	260,861
1,838		Harley-Davidson, Inc	99,289
292	*	Modine Manufacturing Co	4,833
117		Tenneco, Inc	6,766
898	*	Tesla, Inc	324,726

		TOTAL AUTOMOBILES & COMPONENTS	706,175

BANKS - 5.3%
312		Ameris Bancorp	15,038
470		Associated Banc-Corp	11,844
984		Bank Mutual Corp	9,004
196		Bank of Hawaii Corp	16,262
131		Bank of the Ozarks, Inc	6,140
7,393		BB&T Corp	335,716
310		Camden National Corp	13,302
2,642		CIT Group, Inc	128,665
7,034		Citizens Financial Group, Inc	250,973
2,317		Comerica, Inc	169,697
122		Commerce Bancshares, Inc	6,933
22		Community Bank System, Inc	1,227
69		Cullen/Frost Bankers, Inc	6,480
590	*	Customers Bancorp, Inc	16,685
486	*	FCB Financial Holdings, Inc	23,207
789		Federal Agricultural Mortgage Corp (Class C)	51,048
201		First Interstate Bancsystem, Inc	7,477
182		First Merchants Corp	7,306
244		Heritage Financial Corp	6,466
577	*	HomeStreet, Inc	15,968
1,569	*	HomeTrust Bancshares, Inc	38,284
118		Hope Bancorp, Inc	2,201
12,026		Keycorp	225,367
253		Lakeland Financial Corp	11,608
472		Live Oak Bancshares, Inc	11,422
1,942		M&T Bank Corp	314,507
528	*	MGIC Investment Corp	5,914
7,071		New York Community Bancorp, Inc	92,842
1,016		Northfield Bancorp, Inc	17,424
1,023		OFG Bancorp	10,230
145		Old National Bancorp	2,501
417		Opus Bank	10,091
199		PacWest Bancorp	9,293
189		People’s United Financial, Inc	3,338
3,336		PNC Financial Services Group, Inc	416,566

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,085		Regions Financial Corp	$89,084
130		Stock Yards Bancorp, Inc	5,057
141		Sun Bancorp, Inc	3,476
269	*	SVB Financial Group	47,288
952	*	The Bancorp, Inc	7,216
538	*	Tristate Capital Holdings, Inc	13,558
50		UMB Financial Corp	3,743
102		United Bankshares, Inc	3,998
3,694		United Financial Bancorp, Inc (New)	61,653
8,755		US Bancorp	454,560
279	*	Walker & Dunlop, Inc	13,624
107		Webster Financial Corp	5,588
49		Westamerica Bancorporation	2,746
110	*	Western Alliance Bancorp	5,412
290		Zions Bancorporation	12,734

		TOTAL BANKS	3,000,763

CAPITAL GOODS - 7.3%
2,600		3M Co	541,294
356		A.O. Smith Corp	20,054
124		Air Lease Corp	4,633
3,048		Ametek, Inc	184,617
17		Applied Industrial Technologies, Inc	1,004
599		Arconic, Inc	13,567
107		Argan, Inc	6,420
1,093		Barnes Group, Inc	63,973
200		Briggs & Stratton Corp	4,820
1,027	*	Builders FirstSource, Inc	15,734
2,105		Caterpillar, Inc	226,203
33	*	Chart Industries, Inc	1,146
1,563		Cummins, Inc	253,550
1,749		Deere & Co	216,159
832	*	DigitalGlobe, Inc	27,706
377		Dover Corp	30,243
2,685		Eaton Corp	208,974
72		EnerSys	5,216
389	*	Esterline Technologies Corp	36,877
1,324		Fastenal Co	57,634
164		Graco, Inc	17,922
117		Hexcel Corp	6,176
2,490		Illinois Tool Works, Inc	356,692
1,107		Ingersoll-Rand plc	101,169
4,840		Johnson Controls International plc	209,862
585	*	KEYW Holding Corp, The	5,470
1,018		L3 Technologies, Inc	170,088
166		Lincoln Electric Holdings, Inc	15,287
3,766		Masco Corp	143,899
400	*	Meritor, Inc	6,644
1,418		Owens Corning, Inc	94,893
2,211		PACCAR, Inc	146,014
294		Parker-Hannifin Corp	46,987
882		Pentair plc	58,688
4,385	*	Plug Power, Inc	8,945

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

934	*	Quanta Services, Inc	$30,747
519		Rockwell Automation, Inc	84,057
2,716		Rockwell Collins, Inc	285,397
373		Roper Industries, Inc	86,361
131		Tennant Co	9,668
143		Timken Co	6,614
233	*	Titan Machinery, Inc	4,189
845		TransDigm Group, Inc	227,195
430		Triton International Ltd	14,379
259	*	United Rentals, Inc	29,192
26		W.W. Grainger, Inc	4,694
1,351	*	Wesco Aircraft Holdings, Inc	14,658
179		Woodward Governor Co	12,097
86		Xylem, Inc	4,767

		TOTAL CAPITAL GOODS	4,122,575

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,963	*	ACCO Brands Corp	34,519
2,764	*	Copart, Inc	87,868
245		Deluxe Corp	16,959
118		Exponent, Inc	6,879
366		Heidrick & Struggles International, Inc	7,960
168		HNI Corp	6,698
74		Insperity, Inc	5,254
190		Interface, Inc	3,734
291		Manpower, Inc	32,490
1,175		Robert Half International, Inc	56,318
160	*	RPX Corp	2,232
93		RR Donnelley & Sons Co	1,166
282		Tetra Tech, Inc	12,902
1,367		Waste Management, Inc	100,269

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	375,248

CONSUMER DURABLES & APPAREL - 1.2%
247		CalAtlantic Group, Inc	8,731
200		Callaway Golf Co	2,556
212	*	Century Communities, Inc	5,258
10		Columbia Sportswear Co	581
159		CSS Industries, Inc	4,159
14	*	Deckers Outdoor Corp	956
306	*	Green Brick Partners, Inc	3,504
616		Hanesbrands, Inc	14,267
13		Hasbro, Inc	1,450
355	*	Kate Spade & Co	6,564
1,299		Mattel, Inc	27,967
72	*	Meritage Homes Corp	3,038
95	*	Mohawk Industries, Inc	22,960
200		Movado Group, Inc	5,050
1,252		Newell Rubbermaid, Inc	67,132
6,941		Nike, Inc (Class B)	409,519
71	*	Tempur Sealy International, Inc	3,791
2		Tupperware Corp	140
341	*	Under Armour, Inc (Class A)	7,420

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

965		VF Corp	$55,584
126		Weyco Group, Inc	3,513
58		Whirlpool Corp	11,114

		TOTAL CONSUMER DURABLES & APPAREL	665,254

CONSUMER SERVICES - 2.7%
55		Bob Evans Farms, Inc	3,951
121		Brinker International, Inc	4,610
356		Carriage Services, Inc	9,598
666		Choice Hotels International, Inc	42,790
681		Darden Restaurants, Inc	61,590
13		DineEquity, Inc	573
60		Dunkin Brands Group, Inc	3,307
394		ILG, Inc	10,831
390	*	Intrawest Resorts Holdings Inc	9,259
3,301		Marriott International, Inc (Class A)	331,123
3,647		McDonald’s Corp	558,575
333		Royal Caribbean Cruises Ltd	36,373
410	*	ServiceMaster Global Holdings, Inc	16,068
7,281		Starbucks Corp	424,555
27		Vail Resorts, Inc	5,476

		TOTAL CONSUMER SERVICES	1,518,679

DIVERSIFIED FINANCIALS - 6.5%
445		Ally Financial, Inc	9,300
4,713		American Express Co	397,023
10,301		Annaly Capital Management, Inc	124,127
7,513		Bank of New York Mellon Corp	383,313
923		BlackRock, Inc	389,885
8,890		Charles Schwab Corp	381,914
2,462		CME Group, Inc	308,341
4,489		Discover Financial Services	279,171
234	*	Encore Capital Group, Inc	9,395
49		Factset Research Systems, Inc	8,143
2,467		Franklin Resources, Inc	110,497
221	*	Green Dot Corp	8,515
5,110		IntercontinentalExchange Group, Inc	336,851
3,135		Invesco Ltd	110,321
566		Legg Mason, Inc	21,598
785		NASDAQ OMX Group, Inc	56,120
2,889		Northern Trust Corp	280,840
1,162	*	On Deck Capital, Inc	5,415
304		S&P Global, Inc	44,381
3,559		State Street Corp	319,349
1,143		T Rowe Price Group, Inc	84,822
131		Voya Financial, Inc	4,833

		TOTAL DIVERSIFIED FINANCIALS	3,674,154

ENERGY - 5.8%
519	*	Antero Resources Corp	11,216
951		Apache Corp	45,581
49		Archrock, Inc	559
829	*	Atwood Oceanics, Inc	6,756

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,002		Baker Hughes, Inc	$109,129
56	*	CARBO Ceramics, Inc	384
1,813	*	Cheniere Energy, Inc	88,311
2,376	*	Clean Energy Fuels Corp	6,035
299	*	Concho Resources, Inc	36,337
2,944		ConocoPhillips	129,418
1,323	*	Continental Resources, Inc	42,773
170		Delek US Holdings, Inc	4,495
2,704		Devon Energy Corp	86,447
3,412		EOG Resources, Inc	308,854
571		EQT Corp	33,455
374	*	Exterran Corp	9,986
442	*	Fairmount Santrol Holdings, Inc	1,724
484		Green Plains Renewable Energy, Inc	9,946
1,422		Hess Corp	62,383
10,406		Kinder Morgan, Inc	199,379
3,719		Marathon Oil Corp	44,070
3,838		Marathon Petroleum Corp	200,843
22	*	Matrix Service Co	206
1,750	*	McDermott International, Inc	12,547
3,642		National Oilwell Varco, Inc	119,967
347	*	Natural Gas Services Group, Inc	8,623
2,245		Noble Energy, Inc	63,533
3,963		Occidental Petroleum Corp	237,265
4		Oceaneering International, Inc	91
2	*	Oil States International, Inc	54
904		Oneok, Inc	47,153
2,914	*	Parker Drilling Co	3,934
193	*	PDC Energy, Inc	8,320
3,400		Phillips 66	281,146
625		Pioneer Natural Resources Co	99,738
12		Range Resources Corp	278
679	*	Renewable Energy Group, Inc	8,793
1,712	*	Rowan Cos plc	17,531
5,152		Schlumberger Ltd	339,208
5	*	SEACOR Holdings, Inc	172
271		SM Energy Co	4,480
893	*	Superior Energy Services	9,314
548	b	Tesoro Corp	51,293
1,242	*	Tetra Technologies, Inc	3,465
336	*	Unit Corp	6,293
170		US Silica Holdings Inc	6,033
4,969		Valero Energy Corp	335,209
9,698	*	Weatherford International Ltd	37,531
3,839		Williams Cos, Inc	116,245

		TOTAL ENERGY	3,256,503

FOOD & STAPLES RETAILING - 0.8%
913		Casey’s General Stores, Inc	97,792
467	*	Chefs’ Warehouse Holdings, Inc	6,071
219	*	Natural Grocers by Vitamin C	1,811
493	*	Performance Food Group Co	13,508
50		Pricesmart, Inc	4,380

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

304	*	Smart & Final Stores, Inc	$2,766
128		Spartan Stores, Inc	3,323
2,327	*	Sprouts Farmers Market, Inc	52,753
954	*	United Natural Foods, Inc	35,012
592	*	US Foods Holding Corp	16,114
4,826		Whole Foods Market, Inc	203,223

		TOTAL FOOD & STAPLES RETAILING	436,753

FOOD, BEVERAGE & TOBACCO - 4.9%
286		Bunge Ltd	21,336
1,524		Campbell Soup Co	79,477
14,546		Coca-Cola Co	652,388
151	*	Darling International, Inc	2,377
1,211		Dr Pepper Snapple Group, Inc	110,334
127		Flowers Foods, Inc	2,198
4,638		General Mills, Inc	256,945
1,613		Hormel Foods Corp	55,019
2,869		Kellogg Co	199,281
4,008		Kraft Heinz Co	343,245
97	*	Landec Corp	1,440
8,511		Mondelez International, Inc	367,590
5,544		PepsiCo, Inc	640,277
158	*	Seneca Foods Corp	4,906

		TOTAL FOOD, BEVERAGE & TOBACCO	2,736,813

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
440	*	Acadia Healthcare Co, Inc	21,727
1,322	*	Alere, Inc	66,351
185	*	Align Technology, Inc	27,772
844	*	Amedisys, Inc	53,012
1,785		AmerisourceBergen Corp	168,736
389	*	AMN Healthcare Services, Inc	15,190
355	*	Angiodynamics, Inc	5,755
1,644		Anthem, Inc	309,286
784	*	athenahealth, Inc	110,191
702	*	AtriCure, Inc	17,023
1,865		Becton Dickinson & Co	363,880
386	*	Brookdale Senior Living, Inc	5,678
650	*	Capital Senior Living Corp	9,887
2,905		Cardinal Health, Inc	226,358
963	*	Centene Corp	76,924
2,506	*	Cerus Corp	6,290
41		Chemed Corp	8,386
1,939		Cigna Corp	324,569
270		Computer Programs & Systems, Inc	8,856
118		Dentsply Sirona, Inc	7,651
1,918	*	Edwards Lifesciences Corp	226,784
1,329	*	Envision Healthcare Corp	83,288
1,269	*	GenMark Diagnostics, Inc	15,012
147	*	Henry Schein, Inc	26,904
84	*	HMS Holdings Corp	1,554
501	*	Hologic, Inc	22,735
864		Humana, Inc	207,896

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

193	*	Idexx Laboratories, Inc	$31,154
257	*	Integer Holding Corp	11,115
133	*	Laboratory Corp of America Holdings	20,501
389	*	LHC Group, Inc	26,409
548	*	LifePoint Hospitals, Inc	36,798
645	*	Omnicell, Inc	27,800
1,080	*	OraSure Technologies, Inc	18,641
61		Owens & Minor, Inc	1,964
634		Patterson Cos, Inc	29,766
580	*	PharMerica Corp	15,225
324	*	Premier, Inc	11,664
321	*	Providence Service Corp	16,246
180		Resmed, Inc	14,017
321	*	Teladoc, Inc	11,139
761	*	Tivity Health, Inc	30,326
111	*	Triple-S Management Corp (Class B)	1,877
340		US Physical Therapy, Inc	20,536
775	*	Vocera Communications, Inc	20,476

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,763,349

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
5		Clorox Co	666
4,013		Colgate-Palmolive Co	297,484
712		Estee Lauder Cos (Class A)	68,338
950		Kimberly-Clark Corp	122,654
350		Medifast, Inc	14,514
330		Natural Health Trends Corp	9,191
8,630		Procter & Gamble Co	752,105

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,264,952

INSURANCE - 4.2%
4,175		Aflac, Inc	324,314
1,915		American International Group, Inc	119,726
105		Arthur J. Gallagher & Co	6,011
959		Aspen Insurance Holdings Ltd	47,806
312		Axis Capital Holdings Ltd	20,174
2,854		Chubb Ltd	414,915
2,226		Hartford Financial Services Group, Inc	117,021
2,675		Marsh & McLennan Cos, Inc	208,543
2,170		Principal Financial Group	139,032
4,725		Progressive Corp	208,325
3,438		Prudential Financial, Inc	371,785
233		RenaissanceRe Holdings Ltd	32,399
124		Stewart Information Services Corp	5,627
2,581		Travelers Cos, Inc	326,574

		TOTAL INSURANCE	2,342,252

MATERIALS - 3.9%
1,832		Air Products & Chemicals, Inc	262,086
59		Albemarle Corp	6,227
47		Aptargroup, Inc	4,082
944		Avery Dennison Corp	83,421
1,098		Ball Corp	46,347

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6		Bemis Co, Inc	$277
64		Carpenter Technology Corp	2,396
456		Celanese Corp (Series A)	43,293
699	*	Century Aluminum Co	10,890
18	*	Clearwater Paper Corp	841
1,284		Commercial Metals Co	24,948
344		Eastman Chemical Co	28,893
2,527		Ecolab, Inc	335,459
265	*	Flotek Industries, Inc	2,369
695		H.B. Fuller Co	35,521
182		Innophos Holdings, Inc	7,979
72		International Flavors & Fragrances, Inc	9,720
1,738		International Paper Co	98,388
1,436	*	Louisiana-Pacific Corp	34,622
2,755		LyondellBasell Industries AF S.C.A	232,494
394		Minerals Technologies, Inc	28,841
752		Mosaic Co	17,168
3,778		Nucor Corp	218,633
121		PolyOne Corp	4,688
2,291		Praxair, Inc	303,672
102		Reliance Steel & Aluminum Co	7,427
1,242		Royal Gold, Inc	97,087
157		Sealed Air Corp	7,027
318		Sherwin-Williams Co	111,605
387	*	Summit Materials, Inc	11,173
69		Trinseo S.A.	4,740
48		United States Lime & Minerals, Inc	3,767
152	*	US Concrete, Inc	11,940
1,333		WestRock Co	75,528
876	*	Worthington Industries, Inc	43,993

		TOTAL MATERIALS	2,217,542

MEDIA - 3.2%
1,250	*	Charter Communications, Inc	421,062
156		Cinemark Holdings, Inc	6,061
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	5,636
2,316	*	Discovery Communications, Inc (Class A)	59,822
3,954	*	Discovery Communications, Inc (Class C)	99,680
1,519		Entravision Communications Corp (Class A)	10,025
1,555	*	Gray Television, Inc	21,304
83		John Wiley & Sons, Inc (Class A)	4,378
2,180		New York Times Co (Class A)	38,586
149		Scripps Networks Interactive (Class A)	10,178
610		Sinclair Broadcast Group, Inc (Class A)	20,069
4,451		Time Warner, Inc	446,925
6,139		Walt Disney Co	652,269

		TOTAL MEDIA	1,795,995

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
47	*	Acadia Pharmaceuticals, Inc	1,311
3,090		Agilent Technologies, Inc	183,268
1,264	*	Akorn, Inc	42,395
3,266		Amgen, Inc	562,503

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

878	*	BioCryst Pharmaceuticals, Inc	$4,882
777	*	Biogen Idec, Inc	210,847
494	*	BioMarin Pharmaceutical, Inc	44,865
24		Bio-Techne Corp	2,820
8,608		Bristol-Myers Squibb Co	479,638
105	*	Cambrex Corp	6,274
3,767	*	Celgene Corp	489,220
629	*	Cempra, Inc	2,893
1,163	*	Depomed, Inc	12,491
6,515		Gilead Sciences, Inc	461,131
343	*	Inovio Pharmaceuticals, Inc	2,689
335	*	Intersect ENT, Inc	9,363
414	*	Intra-Cellular Therapies, Inc	5,142
715	*	Iovance Biotherapeutics, Inc	5,255
7,976		Johnson & Johnson	1,055,145
10,198		Merck & Co, Inc	653,590
23	*	Mettler-Toledo International, Inc	13,536
353	*	MiMedx Group, Inc	5,284
1,888	*	Nektar Therapeutics	36,910
1,079	*	Opko Health, Inc	7,100
468	*	Prestige Brands Holdings, Inc	24,715
557	*	Quintiles Transnational Holdings, Inc	49,851
1,256	*	Sangamo Biosciences, Inc	11,053
52	*	Sarepta Therapeutics, Inc	1,753
743	*	Sucampo Pharmaceuticals, Inc (Class A)	7,801
138	*	TESARO, Inc	19,301
527	*	Theravance Biopharma, Inc	20,996
1,094	*	Vertex Pharmaceuticals, Inc	140,984
75	*	Waters Corp	13,788
4,973		Zoetis, Inc	310,216

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,899,010

REAL ESTATE - 4.2%
203	*	Altisource Portfolio Solutions S.A.	4,429
641		American Campus Communities, Inc	30,319
3,018		American Tower Corp	399,342
961		Boston Properties, Inc	118,222
511		CatchMark Timber Trust Inc	5,810
1,526	*	CBRE Group, Inc	55,546
339		Coresite Realty	35,097
165		Douglas Emmett, Inc	6,305
1,687		Duke Realty Corp	47,152
782		Easterly Government Properties, Inc	16,383
617		Equinix, Inc	264,792
1,212		First Industrial Realty Trust, Inc	34,687
255		Forest City Realty Trust, Inc	6,163
4,150		HCP, Inc	132,634
698		Healthcare Realty Trust, Inc	23,837
4,187		Host Marriott Corp	76,496
223	*	Howard Hughes Corp	27,393
625		Iron Mountain, Inc	21,475
903	*	iStar Financial, Inc	10,872
15		Jones Lang LaSalle, Inc	1,875

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14		Kilroy Realty Corp	$1,052
325		Liberty Property Trust	13,231
488		Macerich Co	28,333
642		NorthStar Realty Europe Corp	8,141
557		Parkway, Inc	12,750
3,895		Prologis, Inc	228,403
296		QTS Realty Trust, Inc	15,490
110		RMR Group, Inc	5,352
535		Ryman Hospitality Properties	34,245
840	*	SBA Communications Corp	113,316
2,687		Senior Housing Properties Trust	54,922
1,158		Tier REIT, Inc	21,400
3,397		UDR, Inc	132,381
798		Vornado Realty Trust	74,932
17		Washington REIT	542
3,590		Welltower, Inc	268,712
149		Weyerhaeuser Co	4,992

		TOTAL REAL ESTATE	2,337,023

RETAILING - 4.4%
1,681	*	1-800-FLOWERS.COM, Inc (Class A)	16,390
77		Aaron’s, Inc	2,995
1,224		American Eagle Outfitters, Inc	14,749
1,193		Best Buy Co, Inc	68,395
427		Big 5 Sporting Goods Corp	5,572
708	*	Cabela’s, Inc	42,069
852	*	Carmax, Inc	53,727
8		Chico’s FAS, Inc	75
3,095		Dollar General Corp	223,119
578	*	Etsy, Inc	8,670
461		Finish Line, Inc (Class A)	6,532
1,079	*	FTD Cos, Inc	21,580
2,759		Gap, Inc	60,670
259		GNC Holdings, Inc	2,183
6,781	*	Groupon, Inc	26,039
590		HSN, Inc	18,821
1,923		Kohl’s Corp	74,362
359	*	Lands’ End, Inc	5,349
202	*	LKQ Corp	6,656
4,908		Lowe’s Companies, Inc	380,517
2,665	*	NetFlix, Inc	398,178
573		Nordstrom, Inc	27,407
626		Nutri/System, Inc	32,583
3,067		Office Depot, Inc	17,298
542	*	Overstock.com, Inc	8,835
476		PetMed Express, Inc	19,326
278		Pier 1 Imports, Inc	1,443
259	*	Priceline.com, Inc	484,465
2,660		Ross Stores, Inc	153,562
149		Shoe Carnival, Inc	3,111
846	*	Shutterfly, Inc	40,185
1,938		Staples, Inc	19,516
135		Tiffany & Co	12,673

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

202		Tractor Supply Co	$10,950
401	*	Ulta Beauty, Inc	115,223
696	*	Wayfair, Inc	53,509
7		Williams-Sonoma, Inc	340
117		Winmark Corp	15,087

		TOTAL RETAILING	2,452,161

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
428		Analog Devices, Inc	33,299
8,245		Applied Materials, Inc	340,601
125	*	Cirrus Logic, Inc	7,840
17,426		Intel Corp	587,953
227		Lam Research Corp	32,105
111		Microchip Technology, Inc	8,567
2,845		NVIDIA Corp	411,273
2,778	*	ON Semiconductor Corp	39,003
977		Skyworks Solutions, Inc	93,743
1,068	*	SunPower Corp	9,975
5,568		Texas Instruments, Inc	428,346

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,992,705

SOFTWARE & SERVICES - 12.8%
3,499		Accenture plc	432,756
756	*	Actua Corp	10,622
805	*	Alphabet, Inc (Class A)	748,393
836	*	Alphabet, Inc (Class C)	759,698
1,054	*	Angie’s List, Inc	13,481
956	*	Autodesk, Inc	96,384
2,535		Automatic Data Processing, Inc	259,736
438		Blackbaud, Inc	37,558
3,108		CA, Inc	107,133
31	*	Cimpress NV	2,930
179	*	Citrix Systems, Inc	14,245
4,889		Cognizant Technology Solutions Corp (Class A)	324,630
155		Convergys Corp	3,686
172		CSG Systems International, Inc	6,980
532	*	Ellie Mae, Inc	58,472
54		Fair Isaac Corp	7,528
3,661		International Business Machines Corp	563,172
1,728		Intuit, Inc	229,496
812		j2 Global, Inc	69,093
684		LogMeIn, Inc	71,478
359	*	Manhattan Associates, Inc	17,253
4,373		MasterCard, Inc (Class A)	531,101
18,581		Microsoft Corp	1,280,788
713	*	NeuStar, Inc (Class A)	23,778
121	*	New Relic, Inc	5,204
11,795		Oracle Corp	591,401
1,429	*	Perficient, Inc	26,637
417	*	Qualys, Inc	17,014
855	*	Quotient Technology, Inc	9,832
261	*	RingCentral, Inc	9,540
4,357	*	salesforce.com, Inc	377,316

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,102	*	ServiceSource International LLC	$4,276
92	*	SPS Commerce, Inc	5,866
685	*	Square, Inc	16,070
204	*	Sykes Enterprises, Inc	6,840
6,911		Symantec Corp	195,236
118		Syntel, Inc	2,001
214	*	Teradata Corp	6,311
258	*	Twilio, Inc	7,510
166	*	Ultimate Software Group, Inc	34,870
150	*	Unisys Corp	1,920
496	*	Vasco Data Security International	7,118
1,760	*	Website Pros, Inc	44,528
1,289	*	Workday, Inc	125,033

		TOTAL SOFTWARE & SERVICES	7,164,914

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
48	*	Anixter International, Inc	3,754
41		Belden CDT, Inc	3,093
854	*	Benchmark Electronics, Inc	27,584
18,837		Cisco Systems, Inc	589,598
862		Cognex Corp	73,184
318	*	Coherent, Inc	71,547
3,180		Corning, Inc	95,559
800	*	Cray, Inc	14,720
413		CTS Corp	8,921
483		Daktronics, Inc	4,651
1,252		Dolby Laboratories, Inc (Class A)	61,298
458	*	Fabrinet	19,538
218	*	FARO Technologies, Inc	8,240
1,050	*	Finisar Corp	27,279
9,913		Hewlett Packard Enterprise Co	164,457
14,860		HP, Inc	259,753
169		InterDigital, Inc	13,064
306	*	IPG Photonics Corp	44,401
440	*	Itron, Inc	29,810
2,480		Jabil Circuit, Inc	72,391
689	*	Kimball Electronics, Inc	12,436
1,584		Motorola, Inc	137,396
333		National Instruments Corp	13,393
209	*	Netgear, Inc	9,008
18		Plantronics, Inc	941
282	*	Plexus Corp	14,825
114	*	Rogers Corp	12,383
331	*	Scansource, Inc	13,339
509	*	Super Micro Computer, Inc	12,547
214	*	Tech Data Corp	21,614
388	*	TTM Technologies, Inc	6,736
545		Universal Display Corp	59,541
4,635		Xerox Corp	133,163

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,040,164

TELECOMMUNICATION SERVICES - 1.9%
1,016	*	Boingo Wireless, Inc	15,199

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,621		CenturyLink, Inc	$158,110
308	*	Cincinnati Bell, Inc	6,022
363	*	General Communication, Inc (Class A)	13,300
194		IDT Corp (Class B)	2,788
713	*	Iridium Communications, Inc	7,879
1,057	*	Level 3 Communications, Inc	62,680
459	*	Lumos Networks Corp	8,202
13,000	*	Sprint Corp	106,730
14,669		Verizon Communications, Inc	655,117
1,213	*	Vonage Holdings Corp	7,933
2,332		Windstream Holdings, Inc	9,048

		TOTAL TELECOMMUNICATION SERVICES	1,053,008

TRANSPORTATION - 2.8%
786	*	Avis Budget Group, Inc	21,434
6		CH Robinson Worldwide, Inc	412
3,738		CSX Corp	203,945
2,618		Delta Air Lines, Inc	140,691
176	*	Echo Global Logistics, Inc	3,503
724	*	Hertz Global Holdings, Inc	8,326
1,143		Norfolk Southern Corp	139,103
6		Ryder System, Inc	432
5,045		Southwest Airlines Co	313,496
15	*	Spirit Airlines, Inc	775
3,505		Union Pacific Corp	381,729
3,462		United Parcel Service, Inc (Class B)	382,863

		TOTAL TRANSPORTATION	1,596,709

UTILITIES - 3.0%
140		American Water Works Co, Inc	10,913
1,832		Centerpoint Energy, Inc	50,160
3,731		Consolidated Edison, Inc	301,539
2,581		Dominion Resources, Inc	197,782
220		Edison International	17,202
3,211		Eversource Energy	194,940
220		New Jersey Resources Corp	8,734
236		NRG Yield, Inc (Class C)	4,154
3		Pinnacle West Capital Corp	256
1,611		Public Service Enterprise Group, Inc	69,289
2,111		Sempra Energy	238,015
701		South Jersey Industries, Inc	23,953
6,923		Southern Co	331,473
2,096		WEC Energy Group, Inc	128,653
280		WGL Holdings, Inc	23,360
2,293		Xcel Energy, Inc	105,203

		TOTAL UTILITIES	1,705,626

		TOTAL COMMON STOCKS (Cost $34,867,286)	56,118,327

		TOTAL INVESTMENTS - 99.8% (Cost $34,867,286)	56,118,327
		OTHER ASSETS & LIABILITIES, NET - 0.2%	103,896

		NET ASSETS - 100.0%	$56,222,223

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

b	In bankruptcy

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 1.0%
1,452		Adient plc	$94,932
1,301	*	American Axle & Manufacturing Holdings, Inc	20,296
3,312		BorgWarner, Inc	140,296
828		Cooper Tire & Rubber Co	29,891
274	*	Cooper-Standard Holding, Inc	27,638
2,264		Dana Holding Corp	50,555
4,195		Delphi Automotive plc	367,692
407	*	Dorman Products, Inc	33,687
61,053		Ford Motor Co	683,183
545	*	Fox Factory Holding Corp	19,402
21,472		General Motors Co	750,017
4,430		Gentex Corp	84,037
573	*	Gentherm, Inc	22,232
3,947		Goodyear Tire & Rubber Co	137,987
2,737		Harley-Davidson, Inc	147,853
396	*	Horizon Global Corp	5,687
377		LCI Industries, Inc	38,605
1,077		Lear Corp	153,020
772	*	Modine Manufacturing Co	12,777
292	*	Motorcar Parts of America, Inc	8,246
125	*	Shiloh Industries, Inc	1,467
514		Spartan Motors, Inc	4,549
330		Standard Motor Products, Inc	17,233
449	*	Stoneridge, Inc	6,919
383		Superior Industries International, Inc	7,871
828		Tenneco, Inc	47,883
2,036	*	Tesla, Inc	736,238
763		Thor Industries, Inc	79,749
321		Tower International, Inc	7,206
496	*	Visteon Corp	50,622
321	*	VOXX International Corp (Class A)	2,632
486		Winnebago Industries, Inc	17,010

		TOTAL AUTOMOBILES & COMPONENTS	3,807,412

BANKS - 6.7%
254		1st Source Corp	12,177
233		Access National Corp	6,179
95		ACNB Corp	2,897
166	*	Allegiance Bancshares, Inc	6,358
127		American National Bankshares, Inc	4,693
563		Ameris Bancorp	27,137
129		Ames National Corp	3,947
169		Arrow Financial Corp	5,349
46	*	ASB Bancorp, Inc	2,022

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,366		Associated Banc-Corp	$59,623
1,440		Astoria Financial Corp	29,016
318	*	Atlantic Capital Bancshares, Inc	6,042
697	e	Banc of California, Inc	14,985
130		Bancfirst Corp	12,558
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,622
1,326		Bancorpsouth, Inc	40,443
838		Bank Mutual Corp	7,668
156,182		Bank of America Corp	3,788,975
254	*	Bank of Commerce Holdings	2,807
677		Bank of Hawaii Corp	56,171
87		Bank of Marin Bancorp	5,355
838		Bank of NT Butterfield & Son Ltd	28,576
1,698		Bank of the Ozarks, Inc	79,585
238		BankFinancial Corp	3,551
1,535		BankUnited	51,745
81		Bankwell Financial Group, Inc	2,530
511		Banner Corp	28,877
219		Bar Harbor Bankshares	6,750
12,693		BB&T Corp	576,389
152		BCB Bancorp, Inc	2,326
276		Bear State Financial, Inc	2,611
1,199		Beneficial Bancorp, Inc	17,985
557		Berkshire Hills Bancorp, Inc	19,579
400		Blue Hills Bancorp, Inc	7,160
929	*,e	BofI Holding, Inc	22,036
421		BOK Financial Corp	35,419
1,073		Boston Private Financial Holdings, Inc	16,471
287		Bridge Bancorp, Inc	9,557
1,046		Brookline Bancorp, Inc	15,272
253		Bryn Mawr Bank Corp	10,752
124	*	BSB Bancorp, Inc	3,627
49		C&F Financial Corp	2,298
142	*	Cadence BanCorp	3,107
238		Camden National Corp	10,213
1		Canadian Imperial Bank of Commerce/Canada	51
452		Capital Bank Financial Corp	17,221
156		Capital City Bank Group, Inc	3,186
2,332		Capitol Federal Financial	33,138
128	*	Capstar Financial Holdings, Inc	2,271
222		Carolina Financial Corp	7,175
1,137		Cathay General Bancorp	43,149
840		Centerstate Banks of Florida, Inc	20,882
470		Central Pacific Financial Corp	14,791
161		Central Valley Community Bancorp	3,568
47		Century Bancorp, Inc	2,989
244		Charter Financial Corp	4,392
1,023		Chemical Financial Corp	49,523
46		Chemung Financial Corp	1,880
3,166		CIT Group, Inc	154,184
43,349		Citigroup, Inc	2,899,181
167		Citizens & Northern Corp	3,884
7,937		Citizens Financial Group, Inc	283,192

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236		City Holding Co	$15,545
157		Civista Bancshares, Inc	3,278
565		Clifton Bancorp, Inc	9,339
226		CNB Financial Corp	5,417
587		CoBiz, Inc	10,214
121		Codorus Valley Bancorp, Inc	3,436
908		Columbia Banking System, Inc	36,184
2,759		Comerica, Inc	202,069
1,520		Commerce Bancshares, Inc	86,382
102	*	Commerce Union Bancshares, Inc	2,435
763		Community Bank System, Inc	42,553
338	*	Community Bankers Trust Corp	2,788
61	*	Community Financial Corp	2,348
238		Community Trust Bancorp, Inc	10,412
422		ConnectOne Bancorp, Inc	9,516
77		County Bancorp, Inc	1,848
246	*	CU Bancorp	8,893
833		Cullen/Frost Bankers, Inc	78,227
438	*	Customers Bancorp, Inc	12,387
1,534		CVB Financial Corp	34,408
500		Dime Community Bancshares	9,800
45		DNB Financial Corp	1,543
489	*	Eagle Bancorp, Inc	30,954
2,212		East West Bancorp, Inc	129,579
100	*,e	Entegra Financial Corp	2,275
147		Enterprise Bancorp, Inc	5,224
347		Enterprise Financial Services Corp	14,158
161	*	Equity Bancshares, Inc	4,933
127		ESSA Bancorp, Inc	1,869
1,241	*	Essent Group Ltd	46,091
68		Evans Bancorp, Inc	2,717
72		Farmers & Merchants Bancorp, Inc	4,464
111		Farmers Capital Bank Corp	4,279
378		Farmers National Banc Corp	5,481
98	*	FB Financial Corp	3,547
545	*	FCB Financial Holdings, Inc	26,024
139		Federal Agricultural Mortgage Corp (Class C)	8,993
321		Fidelity Southern Corp	7,338
11,764		Fifth Third Bancorp	305,393
202		Financial Institutions, Inc	6,020
374		First Bancorp (NC)	11,691
2,291	*	First Bancorp (Puerto Rico)	13,265
162		First Bancorp, Inc	4,384
130	e	First Bancshares, Inc	3,588
510		First Busey Corp	14,953
266		First Business Financial Services, Inc	6,139
136		First Citizens Bancshares, Inc (Class A)	50,687
1,371		First Commonwealth Financial Corp	17,384
242		First Community Bancshares, Inc	6,619
192	*	First Community Financial Partners, Inc	2,477
240		First Connecticut Bancorp	6,156
156		First Defiance Financial Corp	8,218
943		First Financial Bancorp	26,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

987	e	First Financial Bankshares, Inc	$43,625
188		First Financial Corp	8,892
130		First Financial Northwest, Inc	2,097
445	*	First Foundation, Inc	7,311
59		First Guaranty Bancshares, Inc	1,607
837		First Hawaiian, Inc	25,629
3,628		First Horizon National Corp	63,200
85		First Internet Bancorp	2,384
395		First Interstate Bancsystem, Inc	14,694
640		First Merchants Corp	25,690
93		First Mid-Illinois Bancshares, Inc	3,184
1,595		First Midwest Bancorp, Inc	37,179
158	*	First Northwest Bancorp	2,492
321		First of Long Island Corp	9,181
2,453		First Republic Bank	245,545
334	*	Flagstar Bancorp, Inc	10,294
358		Flushing Financial Corp	10,092
76	*	FNB Bancorp	2,087
5,018		FNB Corp	71,055
206	*	Franklin Financial Network, Inc	8,497
2,673		Fulton Financial Corp	50,787
325		German American Bancorp, Inc	11,079
1,201		Glacier Bancorp, Inc	43,969
161		Great Southern Bancorp, Inc	8,613
849		Great Western Bancorp, Inc	34,648
335	*	Green Bancorp, Inc	6,499
45		Greene County Bancorp, Inc	1,224
365		Guaranty Bancorp	9,928
26		Guaranty Bancshares, Inc	831
1,231		Hancock Holding Co	60,319
484		Hanmi Financial Corp	13,770
200	*	HarborOne Bancorp, Inc	3,992
429		Heartland Financial USA, Inc	20,206
553		Heritage Commerce Corp	7,620
460		Heritage Financial Corp	12,190
1,168		Hilltop Holdings, Inc	30,613
22		Hingham Institution for Savings	4,002
89		Home Bancorp, Inc	3,784
1,887		Home Bancshares, Inc	46,986
314	*	HomeStreet, Inc	8,690
265	*	HomeTrust Bancshares, Inc	6,466
1,956		Hope Bancorp, Inc	36,479
334		Horizon Bancorp	8,801
129	*	Howard Bancorp, Inc	2,483
16,717		Huntington Bancshares, Inc	226,014
785		IBERIABANK Corp	63,977
171	*,e	Impac Mortgage Holdings, Inc	2,587
399		Independent Bank Corp (MA)	26,593
308		Independent Bank Corp (MI)	6,699
221		Independent Bank Group, Inc	13,149
843		International Bancshares Corp	29,547
120	*,e	Investar Holding Corp	2,748
4,402		Investors Bancorp, Inc	58,811

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

55,457		JPMorgan Chase & Co	$5,068,770
1,407		Kearny Financial Corp	20,894
16,982		Keycorp	318,243
584		Lakeland Bancorp, Inc	11,008
525		Lakeland Financial Corp	24,087
141		LCNB Corp	2,820
693		LegacyTexas Financial Group, Inc	26,424
98	*	LendingTree, Inc	16,876
310		Live Oak Bancshares, Inc	7,502
2,264		M&T Bank Corp	366,655
400		Macatawa Bank Corp	3,816
318		MainSource Financial Group, Inc	10,656
101	*	Malvern Bancorp, Inc	2,419
1,081		MB Financial, Inc	47,607
283		MBT Financial Corp	2,745
226		Mercantile Bank Corp	7,114
856		Meridian Bancorp, Inc	14,466
123		Meta Financial Group, Inc	10,947
5,850	*	MGIC Investment Corp	65,520
38	e	Middlefield Banc Corp	1,915
125		Midland States Bancorp, Inc	4,190
134		Midsouth Bancorp, Inc	1,575
169		MidWestOne Financial Group, Inc	5,727
101		MutualFirst Financial, Inc	3,606
535		National Bank Holdings Corp	17,714
109	e	National Bankshares, Inc	4,447
164	*	National Commerce Corp	6,486
502	*	Nationstar Mortgage Holdings, Inc	8,981
669		NBT Bancorp, Inc	24,720
7,445		New York Community Bancorp, Inc	97,753
140	*	Nicolet Bankshares, Inc	7,659
875	*	NMI Holdings, Inc	10,019
115		Northeast Bancorp	2,340
643		Northfield Bancorp, Inc	11,027
104		Northrim BanCorp, Inc	3,162
1,478		Northwest Bancshares, Inc	23,072
43	*,e	Norwood Financial Corp	1,817
233		OceanFirst Financial Corp	6,319
596	e	OFG Bancorp	5,960
68	e	Ohio Valley Banc Corp	2,451
134		Old Line Bancshares, Inc	3,776
2,084		Old National Bancorp	35,949
51		Old Point Financial Corp	1,677
432		Old Second Bancorp, Inc	4,990
319		Opus Bank	7,720
610		Oritani Financial Corp	10,401
111		Orrstown Financial Services, Inc	2,536
344		Pacific Continental Corp	8,789
241	*	Pacific Mercantile Bancorp	2,121
609	*	Pacific Premier Bancorp, Inc	22,472
1,832		PacWest Bancorp	85,554
67	*	Paragon Commercial Corp	3,515
205		Park National Corp	21,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

802		Park Sterling Bank	$9,528
24	*,e	Parke Bancorp, Inc	538
290	*	PCSB Financial Corp	4,947
259		Peapack Gladstone Financial Corp	8,104
67		Penns Woods Bancorp, Inc	2,759
165	*	PennyMac Financial Services, Inc	2,756
64	e	Peoples Bancorp of North Carolina, Inc	2,022
261		Peoples Bancorp, Inc	8,386
101		Peoples Financial Services Corp	4,417
5,487		People’s United Financial, Inc	96,900
194		People’s Utah Bancorp	5,199
823	*	PHH Corp	11,333
1,105		Pinnacle Financial Partners, Inc	69,394
7,585		PNC Financial Services Group, Inc	947,139
1,571		Popular, Inc	65,526
188		Preferred Bank	10,052
140		Premier Financial Bancorp, Inc	2,885
1,035		Prosperity Bancshares, Inc	66,488
68	*	Provident Bancorp, Inc	1,530
94		Provident Financial Holdings, Inc	1,810
964		Provident Financial Services, Inc	24,466
132		Prudential Bancorp, Inc	2,397
190		QCR Holdings, Inc	9,006
3,374		Radian Group, Inc	55,165
19,461		Regions Financial Corp	284,909
670		Renasant Corp	29,306
146		Republic Bancorp, Inc (Class A)	5,212
750	*	Republic First Bancorp, Inc	6,938
292		Riverview Bancorp, Inc	1,939
540		S&T Bancorp, Inc	19,364
361		Sandy Spring Bancorp, Inc	14,678
617	*	Seacoast Banking Corp of Florida	14,870
726		ServisFirst Bancshares, Inc	26,782
185		Shore Bancshares, Inc	3,043
177		SI Financial Group, Inc	2,850
192		Sierra Bancorp	4,714
867	*	Signature Bank	124,441
473		Simmons First National Corp (Class A)	25,022
116	*	SmartFinancial, Inc	2,770
449		South State Corp	38,479
101	*	Southern First Bancshares, Inc	3,742
86		Southern Missouri Bancorp, Inc	2,774
169		Southern National Bancorp of Virginia, Inc	2,974
433		Southside Bancshares, Inc	15,112
265		Southwest Bancorp, Inc	6,771
584		State Bank & Trust Co	15,838
2,046		Sterling Bancorp/DE	47,570
339		Stock Yards Bancorp, Inc	13,187
214		Stonegate Bank	9,883
164		Summit Financial Group, Inc	3,608
174		Sun Bancorp, Inc	4,289
109	*	Sunshine Bancorp, Inc	2,323
7,572		SunTrust Banks, Inc	429,484

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

820	*	SVB Financial Group	$144,148
1,928		Synovus Financial Corp	85,295
2,235		TCF Financial Corp	35,626
150		Territorial Bancorp, Inc	4,679
772	*	Texas Capital Bancshares, Inc	59,753
1,347		TFS Financial Corp	20,838
714	*	The Bancorp, Inc	5,412
100		Timberland Bancorp, Inc	2,527
229		Tompkins Trustco, Inc	18,027
881		TowneBank	27,135
330		Trico Bancshares	11,600
343	*	Tristate Capital Holdings, Inc	8,644
237	*	Triumph Bancorp, Inc	5,818
1,387		Trustco Bank Corp NY	10,749
1,035		Trustmark Corp	33,286
111	e	Two River Bancorp	2,063
685		UMB Financial Corp	51,279
3,528		Umpqua Holdings Corp	64,774
621		Union Bankshares Corp	21,052
60	e	Union Bankshares, Inc	2,850
1,552		United Bankshares, Inc	60,838
1,078		United Community Banks, Inc	29,968
740		United Community Financial Corp	6,149
770		United Financial Bancorp, Inc (New)	12,851
113	*	United Security Bancshares	1,045
119		Unity Bancorp, Inc	2,047
364		Univest Corp of Pennsylvania	10,902
24,816		US Bancorp	1,288,447
4,001		Valley National Bancorp	47,252
226	*	Veritex Holdings, Inc	5,951
422	*	Walker & Dunlop, Inc	20,606
1,396		Washington Federal, Inc	46,347
232		Washington Trust Bancorp, Inc	11,960
154		WashingtonFirst Bankshares, Inc	5,318
384		Waterstone Financial, Inc	7,238
1,420		Webster Financial Corp	74,152
70,707		Wells Fargo & Co	3,917,875
654		WesBanco, Inc	25,859
239		West Bancorporation, Inc	5,652
399		Westamerica Bancorporation	22,360
1,438	*	Western Alliance Bancorp	70,750
413		Western New England Bancorp, Inc	4,192
758		Wintrust Financial Corp	57,942
3,175	*	WMIH Corp	3,969
466		WSFS Financial Corp	21,133
76	*	Xenith Bankshares, Inc	2,361
3,172		Zions Bancorporation	139,283

		TOTAL BANKS	27,020,872

CAPITAL GOODS - 7.5%
9,092		3M Co	1,892,864
2,220		A.O. Smith Corp	125,053
644		Aaon, Inc	23,731

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

511		AAR Corp	$17,762
917		Actuant Corp (Class A)	22,558
685		Acuity Brands, Inc	139,247
553		Advanced Drainage Systems, Inc	11,115
2,370	*	Aecom Technology Corp	76,622
522	*	Aegion Corp	11,421
1,069	*	Aerojet Rocketdyne Holdings, Inc	22,235
318	*	Aerovironment, Inc	12,148
1,041		AGCO Corp	70,153
1,500		Air Lease Corp	56,040
726		Aircastle Ltd	15,790
148		Alamo Group, Inc	13,440
445		Albany International Corp (Class A)	23,763
1,475		Allegion plc	119,652
91		Allied Motion Technologies, Inc	2,477
2,083		Allison Transmission Holdings, Inc	78,133
449		Altra Holdings, Inc	17,870
317	*	Ameresco, Inc	2,441
127	e	American Railcar Industries, Inc	4,864
254	*	American Woodmark Corp	24,270
3,561		Ametek, Inc	215,690
438		Apogee Enterprises, Inc	24,896
567		Applied Industrial Technologies, Inc	33,481
6,112		Arconic, Inc	138,437
244		Argan, Inc	14,640
367	*	Armstrong Flooring, Inc	6,595
662	*	Armstrong World Industries, Inc	30,452
334		Astec Industries, Inc	18,540
340	*	Astronics Corp	10,360
491	*	Atkore International Group, Inc	11,072
785	*,e	Axon Enterprise, Inc	19,735
406		AZZ, Inc	22,655
924	*	Babcock & Wilcox Enterprises, Inc	10,866
782		Barnes Group, Inc	45,770
937	*	Beacon Roofing Supply, Inc	45,913
87	*,e	Blue Bird Corp	1,479
941	*	BMC Stock Holdings, Inc	20,561
8,917		Boeing Co	1,763,337
656		Briggs & Stratton Corp	15,810
1,470	*	Builders FirstSource, Inc	22,520
1,467		BWX Technologies, Inc	71,516
351	*	Caesarstone Sdot-Yam Ltd	12,303
250	*	CAI International, Inc	5,900
966		Carlisle Cos, Inc	92,156
8,842		Caterpillar, Inc	950,161
467	*	Chart Industries, Inc	16,219
1,542	e	Chicago Bridge & Iron Co NV	30,424
259		CIRCOR International, Inc	15,379
1,386	*	Colfax Corp	54,567
262		Columbus McKinnon Corp	6,660
575		Comfort Systems USA, Inc	21,332
388	*	Commercial Vehicle Group, Inc	3,279
601	*	Continental Building Products Inc	14,003

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

780		Crane Co	$61,916
225	*	CSW Industrials, Inc	8,696
360		Cubic Corp	16,668
2,466		Cummins, Inc	400,035
674		Curtiss-Wright Corp	61,860
4,988		Deere & Co	616,467
973	*	DigitalGlobe, Inc	32,401
199		DMC Global, Inc	2,607
2,065		Donaldson Co, Inc	94,040
347		Douglas Dynamics, Inc	11,416
2,372		Dover Corp	190,282
160	*	Ducommun, Inc	5,053
240	*	DXP Enterprises, Inc	8,280
486	*	Dycom Industries, Inc	43,507
80		Eastern Co	2,404
6,998		Eaton Corp	544,654
916		EMCOR Group, Inc	59,888
10,085		Emerson Electric Co	601,268
318		Encore Wire Corp	13,579
281	*,e	Energous Corp	4,569
568	*	Energy Recovery, Inc	4,709
681		EnerSys	49,338
274	*	Engility Holdings, Inc	7,782
330		EnPro Industries, Inc	23,552
56	e	EnviroStar, Inc	1,515
1,832		Equifax, Inc	251,753
398		ESCO Technologies, Inc	23,741
408	*	Esterline Technologies Corp	38,678
4,523		Fastenal Co	196,886
819		Federal Signal Corp	14,218
2,038		Flowserve Corp	94,624
2,196		Fluor Corp	100,533
4,728		Fortive Corp	299,519
2,359		Fortune Brands Home & Security, Inc	153,901
199	*	Foundation Building Materials, Inc	2,559
719		Franklin Electric Co, Inc	29,767
165		Freightcar America, Inc	2,869
647	*	Gardner Denver Holdings, Inc	13,982
608	e	GATX Corp	39,076
103	*	Gencor Industries, Inc	1,669
981	*	Generac Holdings, Inc	35,444
1,013		General Cable Corp	16,563
4,070		General Dynamics Corp	806,267
136,313		General Electric Co	3,681,814
567	*	Gibraltar Industries, Inc	20,214
336		Global Brass & Copper Holdings, Inc	10,265
370	*	GMS, Inc	10,397
271		Gorman-Rupp Co	6,902
920		Graco, Inc	100,538
128		Graham Corp	2,516
620		Granite Construction, Inc	29,909
890	*	Great Lakes Dredge & Dock Corp	3,827
414	e	Greenbrier Cos, Inc	19,147

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

448		Griffon Corp	$9,834
627		H&E Equipment Services, Inc	12,797
187		Hardinge, Inc	2,323
1,393	*	Harsco Corp	22,427
632	*	HC2 Holdings, Inc	3,716
3,118	*	HD Supply Holdings, Inc	95,504
356		HEICO Corp	25,575
741		HEICO Corp (Class A)	45,979
380	*	Herc Holdings, Inc	14,942
1,413		Hexcel Corp	74,592
981		Hillenbrand, Inc	35,414
11,938		Honeywell International, Inc	1,591,216
857		Hubbell, Inc	96,987
710		Huntington Ingalls	132,174
96		Hurco Cos, Inc	3,336
346	*	Huttig Building Products, Inc	2,425
158		Hyster-Yale Materials Handling, Inc	11,099
1,286		IDEX Corp	145,331
137	*	IES Holdings, Inc	2,487
4,678		Illinois Tool Works, Inc	670,123
4,006		Ingersoll-Rand plc	366,108
289		Insteel Industries, Inc	9,528
1,338		ITT, Inc	53,761
1,849		Jacobs Engineering Group, Inc	100,567
352	*	JELD-WEN Holding, Inc	11,426
486		John Bean Technologies Corp	47,628
14,586		Johnson Controls International plc	632,449
166		Kadant, Inc	12,483
415		Kaman Corp	20,696
2,207		KBR, Inc	33,591
1,244		Kennametal, Inc	46,550
770	*	KEYW Holding Corp, The	7,199
781	*	KLX, Inc	39,050
1,099	*	Kratos Defense & Security Solutions, Inc	13,045
1,182		L3 Technologies, Inc	197,489
87	*	Lawson Products, Inc	1,927
285	*,e	Layne Christensen Co	2,505
122	*	LB Foster Co (Class A)	2,617
606		Lennox International, Inc	111,286
942		Lincoln Electric Holdings, Inc	86,749
165		Lindsay Corp	14,726
3,946		Lockheed Martin Corp	1,095,449
395		LSI Industries, Inc	3,575
258	*	Lydall, Inc	13,339
2,157		Manitowoc Co, Inc	12,964
4,995		Masco Corp	190,859
503	*	Masonite International Corp	37,976
1,032	*	Mastec, Inc	46,595
726	*	Mercury Systems, Inc	30,557
1,303	*	Meritor, Inc	21,643
885	*	Middleby Corp	107,536
662	*	Milacron Holdings Corp	11,645
168		Miller Industries, Inc	4,175

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

491	*	Moog, Inc (Class A)	$35,215
1,441	*	MRC Global, Inc	23,805
688		MSC Industrial Direct Co (Class A)	59,140
883		Mueller Industries, Inc	26,887
2,381		Mueller Water Products, Inc (Class A)	27,810
301	*	MYR Group, Inc	9,337
76	e	National Presto Industries, Inc	8,398
769	*	Navistar International Corp	20,171
628	*	NCI Building Systems, Inc	10,488
136	*	Neff Corp	2,584
345	*	Nexeo Solutions, Inc	2,863
442		NN, Inc	12,133
899		Nordson Corp	109,067
2,527		Northrop Grumman Corp	648,706
149	*	Northwest Pipe Co	2,423
1,637	*	NOW, Inc	26,323
123	*	NV5 Holdings, Inc	5,227
44		Omega Flex, Inc	2,834
899		Orbital ATK, Inc	88,426
454	*	Orion Marine Group, Inc	3,391
1,151		Oshkosh Truck Corp	79,281
1,733		Owens Corning, Inc	115,972
5,335		PACCAR, Inc	352,323
2,064		Parker-Hannifin Corp	329,868
251	*	Patrick Industries, Inc	18,285
2,566		Pentair plc	170,742
763	*	PGT, Inc	9,766
3,432	*,e	Plug Power, Inc	7,001
336	*	Ply Gem Holdings, Inc	6,031
125		Powell Industries, Inc	3,999
51		Preformed Line Products Co	2,367
613		Primoris Services Corp	15,288
418	*	Proto Labs, Inc	28,110
492		Quanex Building Products Corp	10,406
2,309	*	Quanta Services, Inc	76,012
551		Raven Industries, Inc	18,348
4,563		Raytheon Co	736,833
360	*	RBC Bearings, Inc	36,634
687		Regal-Beloit Corp	56,025
195		REV Group, Inc	5,398
183	*	Revolution Lighting Technologies, Inc	1,206
1,622	*	Rexnord Corp	37,711
2,021		Rockwell Automation, Inc	327,321
2,540		Rockwell Collins, Inc	266,903
1,574		Roper Industries, Inc	364,428
96	*	Rush Enterprises, Inc	3,495
461	*	Rush Enterprises, Inc (Class A)	17,140
2,647	*	Sensata Technologies Holding BV	113,080
604		Simpson Manufacturing Co, Inc	26,401
516	*	SiteOne Landscape Supply, Inc	26,863
924		Snap-On, Inc	145,992
136	*	Sparton Corp	2,991
1,889		Spirit Aerosystems Holdings, Inc (Class A)	109,449

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

647	*	SPX Corp	$16,279
646	*	SPX FLOW, Inc	23,824
195		Standex International Corp	17,686
2,397		Stanley Works	337,330
394	*	Sterling Construction Co, Inc	5,150
365		Sun Hydraulics Corp	15,575
1,306	*,e	Sunrun, Inc	9,299
220		Supreme Industries, Inc	3,619
520	*	Teledyne Technologies, Inc	66,378
268		Tennant Co	19,778
1,424		Terex Corp	53,400
401		Textainer Group Holdings Ltd	5,814
4,176		Textron, Inc	196,690
267	*	The ExOne Company	3,057
509	*	Thermon Group Holdings	9,758
1,085		Timken Co	50,181
784		Titan International, Inc	9,416
282	*	Titan Machinery, Inc	5,070
1,606		Toro Co	111,280
160	*	TPI Composites, Inc	2,957
768		TransDigm Group, Inc	206,492
451	*	Trex Co, Inc	30,515
716	*	Trimas Corp	14,929
2,278		Trinity Industries, Inc	63,852
689		Triton International Ltd	23,040
753		Triumph Group, Inc	23,795
585	*	Tutor Perini Corp	16,819
142	*	Twin Disc, Inc	2,292
1,321	*	United Rentals, Inc	148,890
11,710		United Technologies Corp	1,429,908
1,544	*	Univar, Inc	45,085
291		Universal Forest Products, Inc	25,407
1,341	*	USG Corp	38,916
345		Valmont Industries, Inc	51,612
156	*	Vectrus, Inc	5,042
155	*	Veritiv Corp	6,975
253	*	Vicor Corp	4,529
838		W.W. Grainger, Inc	151,284
918		Wabash National Corp	20,178
790	*	WABCO Holdings, Inc	100,733
1,341		Wabtec Corp	122,702
469		Watsco, Inc	72,320
434		Watts Water Technologies, Inc (Class A)	27,429
2,009	*	Welbilt, Inc	37,870
849	*	Wesco Aircraft Holdings, Inc	9,212
755	*	WESCO International, Inc	43,262
71	*	Willis Lease Finance Corp	1,898
826		Woodward Governor Co	55,821
2,761		Xylem, Inc	153,042

		TOTAL CAPITAL GOODS	30,353,682

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
868		ABM Industries, Inc	$36,039
731	*	Acacia Research (Acacia Technologies)	2,997
1,696	*	ACCO Brands Corp	19,758
333	*	Advanced Disposal Services, Inc	7,569
630	*	Advisory Board Co	32,445
257	*,e	Aqua Metals, Inc	3,225
601	*	ARC Document Solutions, Inc	2,500
110		Barrett Business Services, Inc	6,302
109		BG Staffing, Inc	1,894
723		Brady Corp (Class A)	24,510
713		Brink’s Co	47,771
599	*	Casella Waste Systems, Inc (Class A)	9,830
778	*	CBIZ, Inc	11,670
433		Ceco Environmental Corp	3,975
1,356		Cintas Corp	170,910
819	*	Clean Harbors, Inc	45,725
218	*,e	Cogint, Inc	1,101
3,064	*	Copart, Inc	97,405
1,794	e	Covanta Holding Corp	23,681
128		CRA International, Inc	4,649
754		Deluxe Corp	52,192
579		Dun & Bradstreet Corp	62,619
2,090	*,m	Dyax Corp	2,320
394		Ennis, Inc	7,525
556		Essendant, Inc	8,245
402		Exponent, Inc	23,437
148	*	Franklin Covey Co	2,856
640	*	FTI Consulting, Inc	22,374
191	*	GP Strategies Corp	5,042
1,153		Healthcare Services Group	53,995
286		Heidrick & Struggles International, Inc	6,220
247	*	Heritage-Crystal Clean, Inc	3,927
928		Herman Miller, Inc	28,211
569	*	Hill International, Inc	2,959
682		HNI Corp	27,191
564	*	Hudson Technologies, Inc	4,766
334	*	Huron Consulting Group, Inc	14,429
282	*	ICF International, Inc	13,282
6,128	*	IHS Markit Ltd	269,877
708	*	Innerworkings, Inc	8,213
284		Insperity, Inc	20,164
961		Interface, Inc	18,884
2,145		KAR Auction Services, Inc	90,026
481		Kelly Services, Inc (Class A)	10,798
366		Kforce, Inc	7,174
577		Kimball International, Inc (Class B)	9,630
752		Knoll, Inc	15,078
806		Korn/Ferry International	27,831
518		LSC Communications, Inc	11,085
1,047		Manpower, Inc	116,898
491		Matthews International Corp (Class A)	30,074
379		McGrath RentCorp	13,125
1,666	*,m	Media General, Inc	818
259	*	Mistras Group, Inc	5,690

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

682		Mobile Mini, Inc	$20,358
518		MSA Safety, Inc	42,046
210		Multi-Color Corp	17,136
729	*	Navigant Consulting, Inc	14,405
5,590		Nielsen NV	216,109
160	*	NL Industries, Inc	1,128
781	*	On Assignment, Inc	42,291
186	*	Pendrell Corp	1,345
2,896		Pitney Bowes, Inc	43,730
482		Quad Graphics, Inc	11,047
3,657		Republic Services, Inc	233,061
514		Resources Connection, Inc	7,042
1,949		Robert Half International, Inc	93,416
1,491		Rollins, Inc	60,699
703	*	RPX Corp	9,807
1,060		RR Donnelley & Sons Co	13,292
269	*	SP Plus Corp	8,218
1,350		Steelcase, Inc (Class A)	18,900
1,291	*	Stericycle, Inc	98,529
449	*	Team, Inc	10,529
864		Tetra Tech, Inc	39,528
1,974	*	TransUnion	85,494
632	*	TriNet Group, Inc	20,692
645	*	TrueBlue, Inc	17,092
237		Unifirst Corp	33,346
338		US Ecology, Inc	17,069
2,395	*	Verisk Analytics, Inc	202,066
318		Viad Corp	15,026
134		VSE Corp	6,027
580	*	WageWorks, Inc	38,976
6,997		Waste Management, Inc	513,230
680		West Corp	15,858
116	*	Willdan Group, Inc	3,544

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,521,947

CONSUMER DURABLES & APPAREL - 1.4%
351		Acushnet Holdings Corp	6,964
840	*	American Outdoor Brands Corp	18,614
194		Bassett Furniture Industries, Inc	7,362
565	*	Beazer Homes USA, Inc	7,752
307	*	Black Diamond, Inc	2,042
1,393		Brunswick Corp	87,383
1,137		CalAtlantic Group, Inc	40,193
1,433		Callaway Golf Co	18,314
750		Carter’s, Inc	66,712
132	*	Cavco Industries, Inc	17,114
269	*	Century Communities, Inc	6,671
4,356		Coach, Inc	206,213
454		Columbia Sportswear Co	26,359
1,159	*	CROCS, Inc	8,936
125		CSS Industries, Inc	3,270
167		Culp, Inc	5,427
498	*	Deckers Outdoor Corp	33,993

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

108	*	Delta Apparel, Inc	$2,395
5,219		DR Horton, Inc	180,421
167		Escalade, Inc	2,188
327		Ethan Allen Interiors, Inc	10,562
122		Flexsteel Industries, Inc	6,601
730	*	Fossil Group, Inc	7,555
1,886		Garmin Ltd	96,243
658	*	G-III Apparel Group Ltd	16,417
1,762	*,e	GoPro, Inc	14,325
578	*	Green Brick Partners, Inc	6,618
5,680		Hanesbrands, Inc	131,549
1,776		Hasbro, Inc	198,042
411	*	Helen of Troy Ltd	38,675
173		Hooker Furniture Corp	7,119
2,504	*	Hovnanian Enterprises, Inc (Class A)	7,011
753	*	Iconix Brand Group, Inc	5,203
379	*	Installed Building Products Inc	20,068
443	*	iRobot Corp	37,274
70		Johnson Outdoors, Inc	3,375
2,011	*	Kate Spade & Co	37,183
1,304		KB Home	31,257
696		La-Z-Boy, Inc	22,620
2,061		Leggett & Platt, Inc	108,264
138		Lennar Corp (B Shares)	6,206
3,007		Lennar Corp (Class A)	160,333
272	*,e	LGI Homes, Inc	10,929
365		Libbey, Inc	2,942
163		Lifetime Brands, Inc	2,958
1,513	*	Lululemon Athletica, Inc	90,281
385	*	M/I Homes, Inc	10,992
287	*	Malibu Boats Inc	7,425
156		Marine Products Corp	2,435
5,317		Mattel, Inc	114,475
295		MCBC Holdings, Inc	5,767
585		MDC Holdings, Inc	20,668
602	*	Meritage Homes Corp	25,404
2,405	*	Michael Kors Holdings Ltd	87,181
959	*	Mohawk Industries, Inc	231,781
227		Movado Group, Inc	5,732
66		Nacco Industries, Inc (Class A)	4,676
545	*	Nautilus, Inc	10,437
389	*	New Home Co Inc	4,462
7,486		Newell Rubbermaid, Inc	401,399
20,718		Nike, Inc (Class B)	1,222,362
52	*	NVR, Inc	125,352
276		Oxford Industries, Inc	17,247
199	*	Perry Ellis International, Inc	3,873
1,215		Phillips-Van Heusen Corp	139,118
921	e	Polaris Industries, Inc	84,944
630		Pool Corp	74,069
4,556		Pulte Homes, Inc	111,759
885		Ralph Lauren Corp	65,313
646	*	Sequential Brands Group, Inc	2,578

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,114	*	Skechers U.S.A., Inc (Class A)	$62,363
922	*	Steven Madden Ltd	36,834
272		Sturm Ruger & Co, Inc	16,905
133		Superior Uniform Group, Inc	2,973
957	*	Taylor Morrison Home Corp	22,978
725	*,e	Tempur Sealy International, Inc	38,708
2,373		Toll Brothers, Inc	93,757
563	*	TopBuild Corp	29,878
2,459	*	TRI Pointe Homes, Inc	32,434
774		Tupperware Corp	54,358
128	*	UCP, Inc (Class A)	1,402
2,914	*	Under Armour, Inc	58,746
2,878	*,e	Under Armour, Inc (Class A)	62,625
226	*	Unifi, Inc	6,961
217	*	Universal Electronics, Inc	14,506
320	*	Vera Bradley, Inc	3,130
5,190		VF Corp	298,944
896	*	Vista Outdoor, Inc	20,169
99		Weyco Group, Inc	2,760
1,133		Whirlpool Corp	217,105
428	*	William Lyon Homes, Inc	10,332
1,465		Wolverine World Wide, Inc	41,035
423	*	Zagg, Inc	3,659

		TOTAL CONSUMER DURABLES & APPAREL	5,739,944

CONSUMER SERVICES - 2.3%
965	*	Adtalem Global Education, Inc	36,622
239	*	American Public Education, Inc	5,652
3,771		ARAMARK Holdings Corp	154,536
193	*	Ascent Media Corp (Series A)	2,964
1,433	*	Belmond Ltd.	19,059
356	*	BJ’s Restaurants, Inc	13,261
1,539		Bloomin’ Brands, Inc	32,673
331		Bob Evans Farms, Inc	23,776
268	*	Bojangles’, Inc	4,355
1,270		Boyd Gaming Corp	31,509
275	*	Bridgepoint Education, Inc	4,059
791	*	Bright Horizons Family Solutions	61,073
763		Brinker International, Inc	29,070
262	*	Buffalo Wild Wings, Inc	33,195
757	*	Caesars Acquisition Co	14,421
872	*,e	Caesars Entertainment Corp	10,464
222	*	Cambium Learning Group, Inc	1,126
178		Capella Education Co	15,237
1,137	*	Career Education Corp	10,915
6,377		Carnival Corp	418,140
234		Carriage Services, Inc	6,309
507	*	Carrols Restaurant Group, Inc	6,211
348	*	Century Casinos, Inc	2,565
702		Cheesecake Factory	35,311
1,311	*,e	Chegg, Inc	16,112
396	*	Chipotle Mexican Grill, Inc (Class A)	164,776
520		Choice Hotels International, Inc	33,410

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

210		Churchill Downs, Inc	$38,493
247	*	Chuy’s Holdings, Inc	5,780
982		ClubCorp Holdings, Inc	12,864
123		Collectors Universe	3,057
294	e	Cracker Barrel Old Country Store, Inc	49,171
1,857		Darden Restaurants, Inc	167,947
657	*	Dave & Buster’s Entertainment, Inc	43,697
331	*	Del Frisco’s Restaurant Group, Inc	5,329
519	*	Del Taco Restaurants, Inc	7,136
1,168	*	Denny’s Corp	13,747
266		DineEquity, Inc	11,717
751		Domino’s Pizza, Inc	158,859
948	*	Drive Shack, Inc	2,986
1,432		Dunkin Brands Group, Inc	78,932
302	*,e	El Pollo Loco Holdings, Inc	4,183
735	*	Eldorado Resorts, Inc	14,700
38	*	Empire Resorts, Inc	908
2,579		Extended Stay America, Inc	49,929
402	*	Fiesta Restaurant Group, Inc	8,301
83	*	Fogo De Chao, Inc	1,154
149		Golden Entertainment, Inc	3,086
73		Graham Holdings Co	43,774
732	*	Grand Canyon Education, Inc	57,396
3,287		H&R Block, Inc	101,601
326	*	Habit Restaurants, Inc	5,151
930	*	Hilton Grand Vacations, Inc	33,536
3,015		Hilton Worldwide Holdings, Inc	186,478
1,746	*	Houghton Mifflin Harcourt Co	21,476
556	*	Hyatt Hotels Corp	31,253
1,670		ILG, Inc	45,908
1,684		International Game Technology plc	30,817
389		International Speedway Corp (Class A)	14,607
201	*	Intrawest Resorts Holdings Inc	4,772
211	*	J Alexander’s Holdings, Inc	2,585
492		Jack in the Box, Inc	48,462
521	*	K12, Inc	9,336
1,351	*	La Quinta Holdings, Inc	19,954
5,723		Las Vegas Sands Corp	365,642
564	*	Laureate Education, Inc	9,887
83		Liberty Tax, Inc	1,075
322	*	Lindblad Expeditions Holdings, Inc	3,381
294		Marcus Corp	8,879
4,955		Marriott International, Inc (Class A)	497,036
340		Marriott Vacations Worldwide Corp	40,035
12,796		McDonald’s Corp	1,959,835
7,722		MGM Resorts International	241,621
173	*	Monarch Casino & Resort, Inc	5,233
49	*	Nathan’s Famous, Inc	3,087
279	*,e	Noodles & Co	1,088
2,457	*	Norwegian Cruise Line Holdings Ltd	133,391
337	*	Panera Bread Co (Class A)	106,034
422		Papa John’s International, Inc	30,283
1,314	*	Penn National Gaming, Inc	28,120

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

848	*	Pinnacle Entertainment, Inc	$16,756
1,306		Planet Fitness, Inc	30,482
320	*	Potbelly Corp	3,680
142	e	RCI Hospitality Holdings, Inc	3,385
238	*	Red Lion Hotels Corp	1,749
204	*	Red Robin Gourmet Burgers, Inc	13,311
1,049		Red Rock Resorts, Inc	24,704
607	*	Regis Corp	6,234
2,689		Royal Caribbean Cruises Ltd	293,719
779	*	Ruby Tuesday, Inc	1,566
473		Ruth’s Chris Steak House, Inc	10,288
843	*	Scientific Games Corp (Class A)	22,002
1,062		SeaWorld Entertainment, Inc	17,279
2,922		Service Corp International	97,741
2,101	*	ServiceMaster Global Holdings, Inc	82,338
337	*,e	Shake Shack, Inc	11,755
1,116		Six Flags Entertainment Corp	66,525
673		Sonic Corp	17,828
602	*	Sotheby’s (Class A)	32,309
164		Speedway Motorsports, Inc	2,996
22,121		Starbucks Corp	1,289,875
17	*	Steak N Shake Co	6,796
167		Strayer Education, Inc	15,568
1,016		Texas Roadhouse, Inc (Class A)	51,765
621		Vail Resorts, Inc	125,957
436	*,e	Weight Watchers International, Inc	14,571
2,954		Wendy’s	45,817
454		Wingstop, Inc	14,029
1,610		Wyndham Worldwide Corp	161,660
1,249		Wynn Resorts Ltd	167,516
5,710	*	Yum China Holdings, Inc	225,145
5,460		Yum! Brands, Inc	402,730
274	*	Zoe’s Kitchen, Inc	3,263

		TOTAL CONSUMER SERVICES	9,241,849

DIVERSIFIED FINANCIALS - 4.3%
884		Affiliated Managers Group, Inc	146,620
430		AG Mortgage Investment Trust	7,869
5,559		AGNC Investment Corp	118,351
7,199		Ally Financial, Inc	150,459
11,633		American Express Co	979,964
2,386		Ameriprise Financial, Inc	303,714
15,947		Annaly Capital Management, Inc	192,161
1,539		Anworth Mortgage Asset Corp	9,249
1,170		Apollo Commercial Real Estate Finance, Inc	21,704
406		Ares Commercial Real Estate Corp	5,315
359	e	Arlington Asset Investment Corp (Class A)	4,908
566		ARMOUR Residential REIT, Inc	14,150
693		Artisan Partners Asset Management, Inc	21,275
86		Associated Capital Group, Inc	2,924
212		B. Riley Financial, Inc	3,933
15,798		Bank of New York Mellon Corp	806,014
3,582		BGC Partners, Inc (Class A)	45,276

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,962		BlackRock, Inc	$828,768
7,483		Capital One Financial Corp	618,245
1,473		Capstead Mortgage Corp	15,363
1,726		CBOE Holdings, Inc	157,756
18,561		Charles Schwab Corp	797,381
189		Cherry Hill Mortgage Investment Corp	3,491
2,903		Chimera Investment Corp	54,083
5,344		CME Group, Inc	669,283
321		Cohen & Steers, Inc	13,013
387	*	Cowen Group, Inc	6,289
174	*,e	Credit Acceptance Corp	44,742
2,338		CYS Investments, Inc	19,663
49		Diamond Hill Investment Group, Inc	9,771
5,936		Discover Financial Services	369,160
397	*	Donnelley Financial Solutions, Inc	9,115
776		Dynex Capital, Inc	5,510
4,309	*	E*TRADE Financial Corp	163,871
1,752		Eaton Vance Corp	82,905
241	*	Elevate Credit, Inc	1,909
129		Ellington Residential Mortgage REIT	1,891
375	*	Encore Capital Group, Inc	15,056
522	*	Enova International, Inc	7,752
638		Evercore Partners, Inc (Class A)	44,979
796	*	Ezcorp, Inc (Class A)	6,129
613		Factset Research Systems, Inc	101,868
1,485		Federated Investors, Inc (Class B)	41,951
911		Financial Engines, Inc	33,343
737		FirstCash, Inc	42,967
1,084	*	FNFV Group	17,127
5,414		Franklin Resources, Inc	242,493
546		Gain Capital Holdings, Inc	3,402
93		GAMCO Investors, Inc (Class A)	2,753
5,754		Goldman Sachs Group, Inc	1,276,813
251		Great Ajax Corp	3,509
713	*	Green Dot Corp	27,472
424		Greenhill & Co, Inc	8,522
218		Hamilton Lane, Inc	4,794
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	17,724
341		Houlihan Lokey, Inc	11,901
1,010		Interactive Brokers Group, Inc (Class A)	37,794
9,221		IntercontinentalExchange Group, Inc	607,848
241	*	INTL FCStone, Inc	9,100
6,284		Invesco Ltd	221,134
1,752		Invesco Mortgage Capital, Inc	29,276
524		Investment Technology Group, Inc	11,130
12,125		iShares Russell 3000 Index Fund	1,746,243
695	*	KCG Holdings, Inc	13,858
168		KKR Real Estate Finance Trust, Inc	3,612
1,088		Ladder Capital Corp	14,590
1,533	*	Ladenburg Thalmann Financial Services, Inc	3,741
1,898		Lazard Ltd (Class A)	87,934
1,355		Legg Mason, Inc	51,707
5,056	*	LendingClub Corp	27,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,119		Leucadia National Corp	$133,913
1,384		LPL Financial Holdings, Inc	58,765
578		MarketAxess Holdings, Inc	116,236
144		Marlin Business Services Corp	3,622
6,157		MFA Mortgage Investments, Inc	51,657
395		Moelis & Co	15,346
2,631		Moody’s Corp	320,140
20,695		Morgan Stanley	922,169
298		Morningstar, Inc	23,345
1,398		MSCI, Inc (Class A)	143,980
822		MTGE Investment Corp	15,454
1,822		NASDAQ OMX Group, Inc	130,255
4,428		Navient Corp	73,726
312		Nelnet, Inc (Class A)	14,667
4,789		New Residential Investment Corp	74,517
1,709		New York Mortgage Trust, Inc	10,630
483		NewStar Financial, Inc	5,072
3,273		Northern Trust Corp	318,168
866		OM Asset Management plc	12,869
750	*	On Deck Capital, Inc	3,495
821	*	OneMain Holdings, Inc	20,188
147		Oppenheimer Holdings, Inc	2,411
511		Orchid Island Capital, Inc	5,038
145		Owens Realty Mortgage, Inc	2,459
1,030		PennyMac Mortgage Investment Trust	18,839
324	*	Pico Holdings, Inc	5,670
229		Piper Jaffray Cos	13,729
271		PJT Partners, Inc	10,900
719	*	PRA Group, Inc	27,250
257		Pzena Investment Management, Inc (Class A)	2,611
2,010		Raymond James Financial, Inc	161,242
1,174		Redwood Trust, Inc	20,005
143	*	Regional Management Corp	3,379
422		Resource Capital Corp	4,292
4,054		S&P Global, Inc	591,843
296	*	Safeguard Scientifics, Inc	3,522
2,194	*	Santander Consumer USA Holdings, Inc	27,995
2,094		SEI Investments Co	112,615
111		Silvercrest Asset Management Group, Inc	1,493
6,760	*	SLM Corp	77,740
2,876		SPDR Trust Series 1	695,417
4,025		Starwood Property Trust, Inc	90,120
5,867		State Street Corp	526,446
1,033	*	Stifel Financial Corp	47,497
12,726		Synchrony Financial	379,489
3,747		T Rowe Price Group, Inc	278,065
3,973		TD Ameritrade Holding Corp	170,799
433		Tiptree Financial, Inc	3,053
5,213		Two Harbors Investment Corp	51,661
382	e	Virtu Financial, Inc	6,742
103		Virtus Investment Partners, Inc	11,428
2,911		Voya Financial, Inc	107,387
1,255		Waddell & Reed Financial, Inc (Class A)	23,694

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

614		Western Asset Mortgage Capital Corp	$6,324
125		Westwood Holdings Group, Inc	7,086
1,867	e	WisdomTree Investments, Inc	18,987
90	*	World Acceptance Corp	6,742
259		ZAIS Financial Corp	3,846

		TOTAL DIVERSIFIED FINANCIALS	17,478,506

ENERGY - 5.5%
2,365	*	Abraxas Petroleum Corp	3,831
30		Adams Resources & Energy, Inc	1,232
686		Alon USA Energy, Inc	9,138
8,786		Anadarko Petroleum Corp	398,357
3,605	*	Antero Resources Corp	77,904
6,017		Apache Corp	288,395
606	*	Approach Resources, Inc	2,042
338		Arch Coal, Inc	23,085
1,237		Archrock, Inc	14,102
454		Ardmore Shipping Corp	3,700
1,170	*	Atwood Oceanics, Inc	9,535
6,741		Baker Hughes, Inc	367,452
265	*	Basic Energy Services, Inc	6,598
1,515	*	Bill Barrett Corp	4,651
314	*	Bonanza Creek Energy, Inc	9,957
645	e	Bristow Group, Inc	4,934
669	*	C&J Energy Services, Inc	22,927
7,214		Cabot Oil & Gas Corp	180,927
747	*,e	California Resources Corp	6,387
3,134	*	Callon Petroleum Co	33,252
335	*,e	CARBO Ceramics, Inc	2,295
974	*	Carrizo Oil & Gas, Inc	16,967
1,732	*,e	Centennial Resource Development, Inc	27,400
3,192	*	Cheniere Energy, Inc	155,482
14,182	*,e	Chesapeake Energy Corp	70,485
29,644		Chevron Corp	3,092,759
1,474		Cimarex Energy Co	138,571
1,943	*	Clean Energy Fuels Corp	4,935
1,183	*	Cloud Peak Energy, Inc	4,176
2,307	*	Concho Resources, Inc	280,370
19,410		ConocoPhillips	853,264
3,564	*	Consol Energy, Inc	53,246
368	*	Contango Oil & Gas Co	2,444
1,365	*	Continental Resources, Inc	44,130
236	e	CVR Energy, Inc	5,135
967		Delek US Holdings, Inc	25,567
6,701	*	Denbury Resources, Inc	10,253
8,228		Devon Energy Corp	263,049
1,283		DHT Holdings, Inc	5,324
994	*,e	Diamond Offshore Drilling, Inc	10,765
1,536	*	Diamondback Energy, Inc	136,412
356	*	Dorian LPG Ltd	2,912
582	*	Dril-Quip, Inc	28,402
153	*	Earthstone Energy, Inc	1,532
1,319	*	Eclipse Resources Corp	3,772

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,520	*	Energen Corp	$75,042
453	*	Energy XXI Gulf Coast, Inc	8,412
4,706		Ensco plc	24,283
8,980		EOG Resources, Inc	812,870
871	*,e	EP Energy Corp	3,188
2,714		EQT Corp	159,013
272	*	Era Group, Inc	2,573
468		Evolution Petroleum Corp	3,791
499	*	Exterran Corp	13,323
1,888	*,e	Extraction Oil & Gas, Inc	25,394
66,490	d	Exxon Mobil Corp	5,367,738
2,427	*,e	Fairmount Santrol Holdings, Inc	9,465
1,061	*	Forum Energy Technologies, Inc	16,552
790	e	Frank’s International NV	6,549
1,164	e	Frontline Ltd	6,670
635		GasLog Ltd	9,684
2,889	*	Gastar Exploration, Inc	2,675
750	*	Gener8 Maritime, Inc	4,267
283	*	Geospace Technologies Corp	3,914
1,502		Golar LNG Ltd	33,419
569		Green Plains Renewable Energy, Inc	11,693
226		Gulf Island Fabrication, Inc	2,622
2,531	*	Gulfport Energy Corp	37,332
927	*	Halcon Resources Corp	4,209
223		Hallador Energy Co	1,733
13,565		Halliburton Co	579,361
2,257	*	Helix Energy Solutions Group, Inc	12,729
1,615	e	Helmerich & Payne, Inc	87,759
4,433		Hess Corp	194,476
2,770		HollyFrontier Corp	76,092
489	*	Independence Contract Drilling, Inc	1,902
461	*	International Seaways, Inc	9,990
13	*	Isramco, Inc	1,487
500	*	Jagged Peak Energy, Inc	6,675
1,156	*,e	Jones Energy, Inc (Class A)	1,850
488	*	Keane Group, Inc	7,808
154	*,e	Key Energy Services, Inc	2,963
30,164		Kinder Morgan, Inc	577,942
3,002	*	Kosmos Energy LLC	19,243
2,550	*	Laredo Petroleum Holdings, Inc	26,826
633	*	Lilis Energy, Inc	3,102
67	*	Mammoth Energy Services, Inc	1,246
13,286		Marathon Oil Corp	157,439
8,083		Marathon Petroleum Corp	422,983
1,401	*	Matador Resources Co	29,939
383	*	Matrix Service Co	3,581
4,396	*	McDermott International, Inc	31,519
178	*	Midstates Petroleum Co, Inc	2,255
2,551		Murphy Oil Corp	65,382
4,427		Nabors Industries Ltd	36,036
5,943		National Oilwell Varco, Inc	195,762
180	*	Natural Gas Services Group, Inc	4,473
1,393		Navios Maritime Acq Corp	2,048

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

164	*	NCS Multistage Holdings, Inc	$4,130
3,111	*	Newfield Exploration Co	88,539
1,448	*	Newpark Resources, Inc	10,643
3,860		Noble Corp plc	13,973
7,538		Noble Energy, Inc	213,325
1,550	e	Nordic American Tanker Shipping	9,827
3,641	*	Oasis Petroleum, Inc	29,310
12,022		Occidental Petroleum Corp	719,757
1,532		Oceaneering International, Inc	34,991
784	*	Oil States International, Inc	21,286
3,282		Oneok, Inc	171,189
546		Overseas Shipholding Group, Inc	1,452
627	*	Pacific Ethanol, Inc	3,919
355		Panhandle Oil and Gas, Inc (Class A)	8,201
482	*	Par Pacific Holdings, Inc	8,695
2,265	*	Parker Drilling Co	3,058
3,609	*	Parsley Energy, Inc	100,150
3,250		Patterson-UTI Energy, Inc	65,618
1,704	e	PBF Energy, Inc	37,931
1,032	*	PDC Energy, Inc	44,490
761	*	Peabody Energy Corp	18,606
217	*,e	Penn Virginia Corp	7,975
176	*	PHI, Inc	1,718
6,963		Phillips 66	575,770
1,182	*	Pioneer Energy Services Corp	2,423
2,616		Pioneer Natural Resources Co	417,461
377	*	ProPetro Holding Corp	5,263
3,764	*	Questar Market Resources, Inc	38,016
3,580		Range Resources Corp	82,949
641	*	Renewable Energy Group, Inc	8,301
335	*,e	Resolute Energy Corp	9,973
92	*	Rex American Resources Corp	8,884
2,633	*	Rice Energy, Inc	70,117
195	*	RigNet, Inc	3,130
700	*	Ring Energy, Inc	9,100
1,813	*	Rowan Cos plc	18,565
901	e	RPC, Inc	18,209
2,053	*	RSP Permian, Inc	66,250
1,150	*,e	Sanchez Energy Corp	8,257
537	*	SandRidge Energy, Inc	9,242
21,856		Schlumberger Ltd	1,438,999
2,573		Scorpio Tankers, Inc	10,215
308	*	SEACOR Holdings, Inc	10,564
303	*	SEACOR Marine Holdings, Inc	6,169
62	*	Select Energy Services, Inc	753
1,034		SemGroup Corp	27,918
946	e	Ship Finance International Ltd	12,866
101	*	SilverBow Resources, Inc	2,642
1,739		SM Energy Co	28,746
338	*	Smart Sand, Inc	3,012
148	*	Solaris Oilfield Infrastructure, Inc	1,706
7,673	*	Southwestern Energy Co	46,652
3,127	*	SRC Energy, Inc	21,045

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Stone Energy Corp	$5,514
2,325	*	Superior Energy Services	24,250
3,048		Targa Resources Investments, Inc	137,770
818	e	Teekay Corp	5,456
1,777		Teekay Tankers Ltd (Class A)	3,341
847	*	Tellurian, Inc	8,495
615	*	Tesco Corp	2,737
2,373	b	Tesoro Corp	222,113
1,816	*	Tetra Technologies, Inc	5,067
5,947	*	Transocean Ltd (NYSE)	48,944
3,046	*	Ultra Petroleum Corp	33,049
799	*	Unit Corp	14,965
2,051	*,e	Uranium Energy Corp	3,261
1,275		US Silica Holdings Inc	45,250
7,040		Valero Energy Corp	474,918
1,529	*,e	W&T Offshore, Inc	2,997
14,217	*	Weatherford International Ltd	55,020
292	*	Westmoreland Coal Co	1,422
5,622	*	Whiting Petroleum Corp	30,977
311	*	WildHorse Resource Development Corp	3,847
701	*	Willbros Group, Inc	1,731
12,869		Williams Cos, Inc	389,673
1,068		World Fuel Services Corp	41,065
6,188	*	WPX Energy, Inc	59,776

		TOTAL ENERGY	22,120,950

FOOD & STAPLES RETAILING - 1.4%
418		Andersons, Inc	14,275
618		Casey’s General Stores, Inc	66,194
300	*	Chefs’ Warehouse Holdings, Inc	3,900
15,962		CVS Health Corp	1,284,302
213		Ingles Markets, Inc (Class A)	7,093
14,422		Kroger Co	336,321
95	*	Natural Grocers by Vitamin C	786
1,108	*	Performance Food Group Co	30,359
346		Pricesmart, Inc	30,310
16,454	*	Rite Aid Corp	48,539
389	*	Smart & Final Stores, Inc	3,540
584		Spartan Stores, Inc	15,161
2,100	*	Sprouts Farmers Market, Inc	47,607
4,220	*	Supervalu, Inc	13,884
7,713		Sysco Corp	388,195
784	*	United Natural Foods, Inc	28,773
2,100	*	US Foods Holding Corp	57,162
127		Village Super Market (Class A)	3,292
14,540		Walgreens Boots Alliance, Inc	1,138,627
22,851		Wal-Mart Stores, Inc	1,729,364
148		Weis Markets, Inc	7,210
4,957		Whole Foods Market, Inc	208,739

		TOTAL FOOD & STAPLES RETAILING	5,463,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.8%
100		Alico, Inc	$3,130
30,303		Altria Group, Inc	2,256,665
532	*,e	Amplify Snack Brands, Inc	5,128
8,718		Archer Daniels Midland Co	360,751
995	e	B&G Foods, Inc (Class A)	35,422
1,468	*	Blue Buffalo Pet Products, Inc	33,485
137	*	Boston Beer Co, Inc (Class A)	18,105
846		Brown-Forman Corp	41,708
2,764		Brown-Forman Corp (Class B)	134,330
2,172		Bunge Ltd	162,031
247		Calavo Growers, Inc	17,055
486	*,e	Cal-Maine Foods, Inc	19,246
2,801		Campbell Soup Co	146,072
1,334	*	Castle Brands, Inc	2,294
72		Coca-Cola Bottling Co Consolidated	16,479
60,251		Coca-Cola Co	2,702,257
6,348		ConAgra Foods, Inc	227,004
2,534		Constellation Brands, Inc (Class A)	490,912
6,868		Costco Wholesale Corp	1,098,399
190	*	Craft Brewers Alliance, Inc	3,202
2,547	*	Darling International, Inc	40,090
1,357		Dean Foods Co	23,069
2,871		Dr Pepper Snapple Group, Inc	261,577
200	*	Farmer Bros Co	6,050
2,703		Flowers Foods, Inc	46,789
499		Fresh Del Monte Produce, Inc	25,404
388	*	Freshpet, Inc	6,441
9,030		General Mills, Inc	500,262
1,593	*	Hain Celestial Group, Inc	61,840
2,184		Hershey Co	234,496
4,210		Hormel Foods Corp	143,603
1,103	*	Hostess Brands, Inc	17,758
1,116		Ingredion, Inc	133,038
200		J&J Snack Foods Corp	26,414
1,765		J.M. Smucker Co	208,852
131		John B. Sanfilippo & Son, Inc	8,267
3,849		Kellogg Co	267,352
9,428		Kraft Heinz Co	807,414
2,262		Lamb Weston Holdings, Inc	99,618
289		Lancaster Colony Corp	35,437
422	*	Landec Corp	6,267
244	*	Lifeway Foods, Inc	2,279
187		Limoneira Co	4,419
1,777		McCormick & Co, Inc	173,275
203		Mgp Ingredients, Inc	10,388
2,670		Molson Coors Brewing Co (Class B)	230,528
22,993		Mondelez International, Inc	993,068
6,476	*	Monster Beverage Corp	321,728
183		National Beverage Corp	17,121
341		Omega Protein Corp	6,104
22,400		PepsiCo, Inc	2,586,976
24,335		Philip Morris International, Inc	2,858,146
908	*	Pilgrim’s Pride Corp	19,903
1,851		Pinnacle Foods, Inc	109,949

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,066	*	Post Holdings, Inc	$82,775
404	*	Primo Water Corp	5,131
12,944		Reynolds American, Inc	841,878
315		Sanderson Farms, Inc	36,430
4		Seaboard Corp	15,980
134	*	Seneca Foods Corp	4,161
1,236		Snyder’s-Lance, Inc	42,790
369	e	Tootsie Roll Industries, Inc	12,860
864	*	TreeHouse Foods, Inc	70,580
78	*	Turning Point Brands, Inc	1,197
4,363		Tyson Foods, Inc (Class A)	273,255
340		Universal Corp	21,998
1,460		Vector Group Ltd	31,127

		TOTAL FOOD, BEVERAGE & TOBACCO	19,507,759

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
155	*,e	AAC Holdings, Inc	1,074
339		Abaxis, Inc	17,974
26,519		Abbott Laboratories	1,289,089
633	*	Abiomed, Inc	90,709
1,228	*,e	Acadia Healthcare Co, Inc	60,639
1,245	*	Accuray, Inc	5,914
449		Aceto Corp	6,937
119	*	Addus HomeCare Corp	4,427
5,067		Aetna Inc	769,323
1,360	*	Alere, Inc	68,258
1,244	*	Align Technology, Inc	186,749
2,817	*	Allscripts Healthcare Solutions, Inc	35,945
200	*	Almost Family, Inc	12,330
460	*	Amedisys, Inc	28,893
137	*	American Renal Associates Holdings, Inc	2,541
2,486		AmerisourceBergen Corp	235,002
725	*	AMN Healthcare Services, Inc	28,311
192		Analogic Corp	13,949
563	*	Angiodynamics, Inc	9,126
216	*	Anika Therapeutics, Inc	10,657
2,249	*	Antares Pharma, Inc	7,242
4,145		Anthem, Inc	779,799
616	*	athenahealth, Inc	86,579
480	*	AtriCure, Inc	11,640
27		Atrion Corp	17,369
415	*	AxoGen, Inc	6,951
1,155		Bard (C.R.), Inc	365,107
7,849		Baxter International, Inc	475,178
3,426		Becton Dickinson & Co	668,447
1,877	*,e	BioScrip, Inc	5,096
439	*	BioTelemetry, Inc	14,685
21,239	*	Boston Scientific Corp	588,745
2,873	*	Brookdale Senior Living, Inc	42,262
590		Cantel Medical Corp	45,967
442	*	Capital Senior Living Corp	6,723
4,951		Cardinal Health, Inc	385,782
501	*	Cardiovascular Systems, Inc	16,147

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

977	*,e	Castlight Health, Inc	$4,055
2,638	*	Centene Corp	210,723
4,552	*	Cerner Corp	302,571
1,570	*,e	Cerus Corp	3,941
245		Chemed Corp	50,110
3,884		Cigna Corp	650,143
240	*	Civitas Solutions, Inc	4,200
1,533	*	Community Health Systems, Inc	15,269
168	e	Computer Programs & Systems, Inc	5,510
586	*	ConforMIS, Inc	2,514
422		Conmed Corp	21,497
756		Cooper Cos, Inc	181,002
1,199	*	Corindus Vascular Robotics, Inc	2,230
163	*	Corvel Corp	7,734
414	*	Cotiviti Holdings, Inc	15,376
544	*	Cross Country Healthcare, Inc	7,023
480	*	CryoLife, Inc	9,576
202	*	Cutera, Inc	5,232
9,541		Danaher Corp	805,165
2,438	*	DaVita, Inc	157,885
3,529		Dentsply Sirona, Inc	228,820
1,337	*	DexCom, Inc	97,802
739	*	Diplomat Pharmacy, Inc	10,937
3,284	*	Edwards Lifesciences Corp	388,300
1,285	*	Endologix, Inc	6,245
737		Ensign Group, Inc	16,044
193	*	Entellus Medical, Inc	3,196
1,793	*	Envision Healthcare Corp	112,367
597	*	Evolent Health, Inc	15,134
165	*	Exactech, Inc	4,917
9,407	*	Express Scripts Holding Co	600,543
97	*	FONAR Corp	2,692
995	*	Genesis Health Care, Inc	1,731
665	*	GenMark Diagnostics, Inc	7,867
445	*	Glaukos Corp	18,454
1,094	*	Globus Medical, Inc	36,266
819	*	Haemonetics Corp	32,342
725	*	Halyard Health, Inc	28,478
4,673	*	HCA Holdings, Inc	407,486
768	*	HealthEquity, Inc	38,269
1,389		Healthsouth Corp	67,228
399	*	HealthStream, Inc	10,502
1,238	*	Henry Schein, Inc	226,579
1,026		Hill-Rom Holdings, Inc	81,680
1,310	*	HMS Holdings Corp	24,235
4,366	*	Hologic, Inc	198,129
2,259		Humana, Inc	543,561
233	*	ICU Medical, Inc	40,192
1,376	*	Idexx Laboratories, Inc	222,114
263	*	Inogen Inc	25,095
978	*,e	Inovalon Holdings, Inc	12,861
908	*	Insulet Corp	46,589
472	*	Integer Holding Corp	20,414

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

966	*	Integra LifeSciences Holdings Corp	$52,657
579	*	Intuitive Surgical, Inc	541,579
463		Invacare Corp	6,112
211	*	iRhythm Technologies, Inc	8,965
629	*	K2M Group Holdings, Inc	15,322
1,388		Kindred Healthcare, Inc	16,170
1,592	*	Laboratory Corp of America Holdings	245,391
141		Landauer, Inc	7,374
393	*	Lantheus Holdings, Inc	6,936
236		LeMaitre Vascular, Inc	7,368
232	*	LHC Group, Inc	15,750
582	*	LifePoint Hospitals, Inc	39,081
755	*	LivaNova plc	46,214
426	*	Magellan Health Services, Inc	31,055
699	*	Masimo Corp	63,735
3,320		McKesson Corp	546,273
877	*	Medidata Solutions, Inc	68,581
1,425	*	MEDNAX, Inc	86,027
21,488		Medtronic plc	1,907,060
646		Meridian Bioscience, Inc	10,174
759	*	Merit Medical Systems, Inc	28,956
687	*	Molina Healthcare, Inc	47,527
274	*,e	NantHealth, Inc	1,159
173		National Healthcare Corp	12,134
133		National Research Corp	3,578
500	*	Natus Medical, Inc	18,650
585	*	Neogen Corp	40,429
430	*	Nevro Corp	32,005
893	*,e	Novocure Ltd	15,449
791	*	NuVasive, Inc	60,844
1,011	*	NxStage Medical, Inc	25,346
144	*,e	Obalon Therapeutics, Inc	1,427
575	*	Omnicell, Inc	24,782
873	*	OraSure Technologies, Inc	15,068
267	*	Orthofix International NV	12,410
942		Owens & Minor, Inc	30,323
346	*	Oxford Immunotec Global plc	5,820
1,297		Patterson Cos, Inc	60,894
456	*	Penumbra, Inc	40,014
435	*	PharMerica Corp	11,419
804	*	Premier, Inc	28,944
199	*	Providence Service Corp	10,071
145	*	Pulse Biosciences, Inc	5,007
818	*	Quality Systems, Inc	14,078
2,140		Quest Diagnostics, Inc	237,882
429	*	Quidel Corp	11,643
391	*	Quotient Ltd	2,878
1,555	*	R1 RCM, Inc	5,831
576	*	RadNet, Inc	4,464
2,183		Resmed, Inc	169,990
726	*	Rockwell Medical, Inc	5,757
837	*	RTI Biologics, Inc	4,896
1,678	*	Select Medical Holdings Corp	25,757

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

220	*	Sientra, Inc	$2,138
166		Simulations Plus, Inc	2,050
659	*	Spectranetics Corp	25,306
646	*	Staar Surgical Co	6,977
1,308		STERIS plc	106,602
5,326		Stryker Corp	739,142
278	*	Surgery Partners, Inc	6,325
300	*	SurModics, Inc	8,445
141	*	Tabula Rasa HealthCare, Inc	2,122
147	*	Tactile Systems Technology, Inc	4,201
836	*	Teladoc, Inc	29,009
704		Teleflex, Inc	146,263
1,253	*	Tenet Healthcare Corp	24,233
569	*	Tivity Health, Inc	22,675
360	*	Triple-S Management Corp (Class B)	6,088
15,022		UnitedHealth Group, Inc	2,785,379
1,322		Universal Health Services, Inc (Class B)	161,390
187		US Physical Therapy, Inc	11,295
49		Utah Medical Products, Inc	3,548
587	*	Varex Imaging Corp	19,841
1,468	*	Varian Medical Systems, Inc	151,483
1,245	*	VCA Antech, Inc	114,926
1,677	*	Veeva Systems, Inc	102,817
427	*,e	ViewRay, Inc	2,763
249	*,e	Viveve Medical, Inc	1,788
433	*	Vocera Communications, Inc	11,440
685	*	WellCare Health Plans, Inc	122,999
1,147		West Pharmaceutical Services, Inc	108,414
1,633	*	Wright Medical Group NV	44,891
3,092		Zimmer Holdings, Inc	397,013

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	22,349,210

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
160	*	Central Garden & Pet Co	5,086
580	*	Central Garden and Pet Co (Class A)	17,412
3,895		Church & Dwight Co, Inc	202,073
2,016		Clorox Co	268,612
13,493		Colgate-Palmolive Co	1,000,236
7,307		Coty, Inc	137,079
893	*	Edgewell Personal Care Co	67,886
326	*	elf Beauty, Inc	8,871
957		Energizer Holdings, Inc	45,955
3,395		Estee Lauder Cos (Class A)	325,852
1,075	*,e	Herbalife Ltd	76,680
1,858	*	HRG Group, Inc	32,905
253		Inter Parfums, Inc	9,272
5,549		Kimberly-Clark Corp	716,431
160		Medifast, Inc	6,635
111		Natural Health Trends Corp	3,091
140		Nature’s Sunshine Products, Inc	1,855
804		Nu Skin Enterprises, Inc (Class A)	50,523
127		Nutraceutical International Corp	5,290
80		Oil-Dri Corp of America	3,361

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

108	e	Orchids Paper Products Co	$1,399
40,155		Procter & Gamble Co	3,499,508
185	*	Revlon, Inc (Class A)	4,385
381		Spectrum Brands, Inc	47,640
180	*	USANA Health Sciences, Inc	11,538
215		WD-40 Co	23,725

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,573,300

INSURANCE - 4.2%
6,087		Aflac, Inc	472,838
232	*	Alleghany Corp	137,994
1,356		Allied World Assurance Co Holdings Ltd	71,732
5,704		Allstate Corp	504,462
699	*	AMBAC Financial Group, Inc	12,128
1,193		American Equity Investment Life Holding Co	31,352
1,100		American Financial Group, Inc	109,307
14,461		American International Group, Inc	904,102
114		American National Insurance Co	13,280
299		Amerisafe, Inc	17,028
1,346	e	Amtrust Financial Services, Inc	20,378
4,084		Aon plc	542,968
1,800	*	Arch Capital Group Ltd	167,922
443		Argo Group International Holdings Ltd	26,846
2,740		Arthur J. Gallagher & Co	156,865
930		Aspen Insurance Holdings Ltd	46,360
856		Assurant, Inc	88,759
1,876		Assured Guaranty Ltd	78,304
686	*	Athene Holding Ltd	34,032
154	*	Atlas Financial Holdings, Inc	2,295
1,308		Axis Capital Holdings Ltd	84,575
144		Baldwin & Lyons, Inc (Class B)	3,528
30,168	*	Berkshire Hathaway, Inc (Class B)	5,109,554
99		Blue Capital Reinsurance Holdings Ltd	1,812
1,829		Brown & Brown, Inc	78,775
7,287		Chubb Ltd	1,059,384
2,411		Cincinnati Financial Corp	174,677
712	*,e	Citizens, Inc (Class A)	5,255
426		CNA Financial Corp	20,767
2,753		Conseco, Inc	57,483
300		Crawford & Co (Class B)	2,790
143		Donegal Group, Inc (Class A)	2,274
264	*	eHealth, Inc	4,963
124		EMC Insurance Group, Inc	3,445
488		Employers Holdings, Inc	20,642
175	*	Enstar Group Ltd	34,764
389		Erie Indemnity Co (Class A)	48,652
642		Everest Re Group Ltd	163,447
150		FBL Financial Group, Inc (Class A)	9,225
201		Federated National Holding Co	3,216
176	e	Fidelity & Guaranty Life	5,465
1,680		First American Financial Corp	75,079
4,052		FNF Group	181,651
7,696	*	Genworth Financial, Inc (Class A)	29,014

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

104	*	Global Indemnity Ltd	$4,032
463	*	Greenlight Capital Re Ltd (Class A)	9,677
198	*	Hallmark Financial Services	2,231
664		Hanover Insurance Group, Inc	58,850
5,719		Hartford Financial Services Group, Inc	300,648
121		HCI Group, Inc	5,685
161	*,e	Health Insurance Innovations, Inc	3,783
362		Heritage Insurance Holdings, Inc	4,713
637		Horace Mann Educators Corp	24,079
102		Independence Holding Co	2,086
166		Infinity Property & Casualty Corp	15,604
23		Investors Title Co	4,449
269		James River Group Holdings Ltd	10,687
614		Kemper Corp	23,700
123	e	Kingstone Cos, Inc	1,882
213		Kinsale Capital Group, Inc	7,947
3,506		Lincoln National Corp	236,935
4,460		Loews Corp	208,773
910		Maiden Holdings Ltd	10,101
213	*	Markel Corp	207,858
8,125		Marsh & McLennan Cos, Inc	633,425
2,003	*	MBIA, Inc	18,888
429		Mercury General Corp	23,166
14,354		Metlife, Inc	788,609
742		National General Holdings Corp	15,656
35		National Western Life Group, Inc	11,187
334		Navigators Group, Inc	18,337
158	*	NI Holdings, Inc	2,825
3,754		Old Republic International Corp	73,316
313		OneBeacon Insurance Group Ltd (Class A)	5,706
727		Primerica, Inc	55,070
4,174		Principal Financial Group	267,428
820		ProAssurance Corp	49,856
9,078		Progressive Corp	400,249
6,721		Prudential Financial, Inc	726,809
987		Reinsurance Group of America, Inc (Class A)	126,721
626		RenaissanceRe Holdings Ltd	87,045
600		RLI Corp	32,772
227		Safety Insurance Group, Inc	15,504
874		Selective Insurance Group, Inc	43,744
243		State Auto Financial Corp	6,252
436		State National Cos, Inc	8,014
351		Stewart Information Services Corp	15,928
1,151	*	Third Point Reinsurance Ltd	15,999
1,804		Torchmark Corp	138,006
4,428		Travelers Cos, Inc	560,275
342	*,e	Trupanion, Inc	7,654
338		United Fire & Casualty Co	14,892
255		United Insurance Holdings Corp	4,011
503		Universal Insurance Holdings, Inc	12,676
3,600		UnumProvident Corp	167,868
1,209		Validus Holdings Ltd	62,832
1,489		W.R. Berkley Corp	102,994

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

68		White Mountains Insurance Group Ltd	$59,067
1,933		Willis Towers Watson plc	281,174
3,992		XL Group Ltd	174,850

		TOTAL INSURANCE	16,791,914

MATERIALS - 3.3%
450		A. Schulman, Inc	14,400
324		Advanced Emissions Solutions, Inc	2,968
461	*	AdvanSix, Inc	14,402
332	*,e	AgroFresh Solutions, Inc	2,384
3,278		Air Products & Chemicals, Inc	468,951
4,919	*	AK Steel Holding Corp	32,318
1,726		Albemarle Corp	182,162
2,897		Alcoa Corp	94,587
1,671	e	Allegheny Technologies, Inc	28,424
429		American Vanguard Corp	7,400
136		Ampco-Pittsburgh Corp	2,006
959		Aptargroup, Inc	83,299
271		Ardagh Group S.A.	6,127
943		Ashland Global Holdings, Inc	62,153
1,381		Avery Dennison Corp	122,039
3,259	*	Axalta Coating Systems Ltd	104,418
485		Balchem Corp	37,689
5,384		Ball Corp	227,259
1,456		Bemis Co, Inc	67,340
2,023	*	Berry Plastics Group, Inc	115,331
597	*	Boise Cascade Co	18,149
953		Cabot Corp	50,919
789		Calgon Carbon Corp	11,914
723		Carpenter Technology Corp	27,062
2,181		Celanese Corp (Series A)	207,064
831	*	Century Aluminum Co	12,947
3,654		CF Industries Holdings, Inc	102,166
111		Chase Corp	11,844
2,888		Chemours Co	109,513
261	*	Clearwater Paper Corp	12,202
4,607	*	Cliffs Natural Resources, Inc	31,880
646	*	Codexis, Inc	3,521
2,861	*	Coeur Mining, Inc	24,547
1,801		Commercial Metals Co	34,993
532		Compass Minerals International, Inc	34,740
116	*	Core Molding Technologies, Inc	2,507
2,051	*	Crown Holdings, Inc	122,363
163		Deltic Timber Corp	12,170
976		Domtar Corp	37,498
19,062		Dow Chemical Co	1,202,240
735		Eagle Materials, Inc	67,929
2,284		Eastman Chemical Co	191,833
4,053		Ecolab, Inc	538,036
13,613		EI du Pont de Nemours & Co	1,098,705
1,255	*	Ferro Corp	22,954
1,000	*,m	Ferroglobe plc	0
835	*,e	Flotek Industries, Inc	7,465

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,122		FMC Corp	$155,012
287	*,e	Forterra, Inc	2,362
21,225	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	254,912
400		FutureFuel Corp	6,036
1,119	*	GCP Applied Technologies, Inc	34,129
816	*	Gold Resource Corp	3,329
4,828		Graphic Packaging Holding Co	66,530
87		Greif, Inc	5,255
395		Greif, Inc (Class A)	22,033
784		H.B. Fuller Co	40,070
54	*	Handy & Harman Ltd	1,696
142		Hawkins, Inc	6,582
193		Haynes International, Inc	7,008
6,116		Hecla Mining Co	31,192
3,115		Huntsman Corp	80,492
658	*	Ingevity Corp	37,769
294		Innophos Holdings, Inc	12,889
373		Innospec, Inc	24,450
1,246		International Flavors & Fragrances, Inc	168,210
6,447		International Paper Co	364,965
1,452	*	Intrepid Potash, Inc	3,282
261		Kaiser Aluminum Corp	23,104
1,314		Kapstone Paper and Packaging Corp	27,108
2,695	*	Klondex Mines Ltd	9,082
139		KMG Chemicals, Inc	6,765
315	*	Koppers Holdings, Inc	11,387
468	*	Kraton Polymers LLC	16,118
357		Kronos Worldwide, Inc	6,505
2,201	*	Louisiana-Pacific Corp	53,066
406	*,e	LSB Industries, Inc	4,194
5,334		LyondellBasell Industries AF S.C.A	450,136
982		Martin Marietta Materials, Inc	218,574
300		Materion Corp	11,220
541		Minerals Technologies, Inc	39,601
6,878		Monsanto Co	814,080
5,507		Mosaic Co	125,725
371		Myers Industries, Inc	6,659
257		Neenah Paper, Inc	20,624
116		NewMarket Corp	53,416
8,361		Newmont Mining Corp	270,813
4,936		Nucor Corp	285,646
2,530		Olin Corp	76,608
163		Olympic Steel, Inc	3,175
694	*	Omnova Solutions, Inc	6,767
2,494	*	Owens-Illinois, Inc	59,656
1,455		Packaging Corp of America	162,072
658		PH Glatfelter Co	12,857
3,394	*	Platform Specialty Products Corp	43,036
1,269		PolyOne Corp	49,161
4,033		PPG Industries, Inc	443,469
4,458		Praxair, Inc	590,908
201		Quaker Chemical Corp	29,191
657	e	Rayonier Advanced Materials, Inc	10,328

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,105		Reliance Steel & Aluminum Co	$80,455
1,018		Royal Gold, Inc	79,577
2,028		RPM International, Inc	110,627
272	*	Ryerson Holding Corp	2,693
421		Schnitzer Steel Industries, Inc (Class A)	10,609
438		Schweitzer-Mauduit International, Inc	16,307
716		Scotts Miracle-Gro Co (Class A)	64,053
2,978		Sealed Air Corp	133,295
694		Sensient Technologies Corp	55,888
1,280		Sherwin-Williams Co	449,229
1,161		Silgan Holdings, Inc	36,897
1,720		Sonoco Products Co	88,442
1,302		Southern Copper Corp (NY)	45,088
3,643		Steel Dynamics, Inc	130,456
302		Stepan Co	26,316
1,652	*	Summit Materials, Inc	47,693
1,010	*	SunCoke Energy, Inc	11,009
4,844		Tahoe Resources, Inc	41,755
717	*	TimkenSteel Corp	11,020
322	*	Trecora Resources	3,623
394		Tredegar Corp	6,009
662		Trinseo S.A.	45,479
1,081		Tronox Ltd	16,345
97	*	UFP Technologies, Inc	2,745
30		United States Lime & Minerals, Inc	2,354
2,721	e	United States Steel Corp	60,243
238	*,e	US Concrete, Inc	18,695
592		Valhi, Inc	1,764
3,141		Valvoline, Inc	74,505
493	*	Verso Corp	2,312
2,055		Vulcan Materials Co	260,327
255		Warrior Met Coal, Inc	4,368
559		Westlake Chemical Corp	37,011
3,880		WestRock Co	219,841
702	*	Worthington Industries, Inc	35,254
1,067		WR Grace & Co	76,835

		TOTAL MATERIALS	13,251,191

MEDIA - 2.8%
855		AMC Entertainment Holdings, Inc	19,451
838	*	AMC Networks, Inc	44,758
76	e	Beasley Broadcasting Group, Inc	745
72		Cable One, Inc	51,185
5,583		CBS Corp (Class B)	356,084
1,847	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,388
3,108	*	Charter Communications, Inc	1,046,930
1,638		Cinemark Holdings, Inc	63,636
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,745
73,873		Comcast Corp (Class A)	2,875,137
17	*	Daily Journal Corp	3,507
2,314	*	Discovery Communications, Inc (Class A)	59,771
3,280	*	Discovery Communications, Inc (Class C)	82,689
3,453	*	DISH Network Corp (Class A)	216,710

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

235		Emerald Expositions Events, Inc	$5,146
427	e	Entercom Communications Corp (Class A)	4,419
1,005		Entravision Communications Corp (Class A)	6,633
454	*,e	Eros International plc	5,198
916	*	EW Scripps Co (Class A)	16,314
1,767		Gannett Co, Inc	15,408
667	*	Global Eagle Entertainment, Inc	2,375
966	*	Gray Television, Inc	13,234
248	*	Hemisphere Media Group, Inc	2,939
902	*	Imax Corp	19,844
6,172		Interpublic Group of Cos, Inc	151,831
693		John Wiley & Sons, Inc (Class A)	36,556
170	*	Liberty Braves Group (Class A)	4,061
525	*	Liberty Braves Group (Class C)	12,584
392	*	Liberty Broadband Corp (Class A)	33,630
1,611	*	Liberty Broadband Corp (Class C)	139,754
398	*,e	Liberty Media Group (Class A)	13,942
1,656	*	Liberty Media Group (Class C)	60,643
1,395	*	Liberty SiriusXM Group (Class A)	58,562
2,800	*	Liberty SiriusXM Group (Class C)	116,760
786	*	Lions Gate Entertainment Corp (Class A)	22,181
1,548	*	Lions Gate Entertainment Corp (Class B)	40,681
2,021	*	Live Nation, Inc	70,432
200	*	Loral Space & Communications, Inc	8,310
289	*	Madison Square Garden Co	56,904
884		MDC Partners, Inc	8,752
597		Meredith Corp	35,492
934	*	MSG Networks, Inc	20,968
970		National CineMedia, Inc	7,197
804		New Media Investment Group, Inc	10,838
1,938		New York Times Co (Class A)	34,303
5,954		News Corp	81,570
1,884		News Corp (Class B)	26,659
706		Nexstar Broadcasting Group, Inc (Class A)	42,219
3,620		Omnicom Group, Inc	300,098
444	*	Reading International, Inc	7,162
1,716		Regal Entertainment Group (Class A)	35,109
51		Saga Communications, Inc	2,333
165		Salem Communications	1,172
438		Scholastic Corp	19,092
1,324		Scripps Networks Interactive (Class A)	90,442
1,071		Sinclair Broadcast Group, Inc (Class A)	35,236
23,066	e	Sirius XM Holdings, Inc	126,171
3,394		TEGNA, Inc	48,908
12,161		Time Warner, Inc	1,221,086
1,567		Time, Inc	22,486
99	*	Townsquare Media, Inc	1,014
1,130		Tribune Co	46,070
414	*	tronc, Inc	5,336
16,347		Twenty-First Century Fox, Inc	463,274
6,929		Twenty-First Century Fox, Inc (Class B)	193,111
150		Viacom, Inc	5,708
5,481		Viacom, Inc (Class B)	183,997

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

24,568		Walt Disney Co	$2,610,350
583		World Wrestling Entertainment, Inc (Class A)	11,876

		TOTAL MEDIA	11,447,106

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
24,976		AbbVie, Inc	1,811,010
404	*	Abeona Therapeutics, Inc	2,586
1,514	*	Acadia Pharmaceuticals, Inc	42,225
406	*,e	Accelerate Diagnostics, Inc	11,104
492	*	Acceleron Pharma, Inc	14,952
459	*	Achaogen, Inc	9,974
1,810	*	Achillion Pharmaceuticals, Inc	8,308
319	*	Aclaris Therapeutics, Inc	8,651
662	*	Acorda Therapeutics, Inc	13,041
265	*,e	Adamas Pharmaceuticals, Inc	4,635
638	*,e	Aduro Biotech, Inc	7,273
525	*,e	Advaxis, Inc	3,407
481	*	Aerie Pharmaceuticals, Inc	25,277
1,104	*	Agenus, Inc	4,317
5,050		Agilent Technologies, Inc	299,515
653	*	Agios Pharmaceuticals, Inc	33,597
554	*	Aimmune Therapeutics, Inc	11,390
576	*	Akebia Therapeutics, Inc	8,277
1,397	*	Akorn, Inc	46,855
400	*	Albany Molecular Research, Inc	8,680
713	*	Alder Biopharmaceuticals, Inc	8,164
3,416	*	Alexion Pharmaceuticals, Inc	415,625
2,380	*	Alkermes plc	137,969
5,264		Allergan plc	1,279,626
1,176	*	Alnylam Pharmaceuticals, Inc	93,798
533	*	AMAG Pharmaceuticals, Inc	9,807
11,534		Amgen, Inc	1,986,501
2,237	*,e	Amicus Therapeutics, Inc	22,527
552	*	Amphastar Pharmaceuticals, Inc	9,859
82	*	AnaptysBio, Inc	1,962
587	*,e	Anavex Life Sciences Corp	3,123
121	*	ANI Pharmaceuticals, Inc	5,663
626	*	Aratana Therapeutics, Inc	4,526
510	*	Ardelyx, Inc	2,601
502	*	Arena Pharmaceuticals, Inc	8,469
2,784	*	Array Biopharma, Inc	23,302
216	*	Assembly Biosciences, Inc	4,460
356	*,e	Asterias Biotherapeutics, Inc	1,264
361	*	Atara Biotherapeutics, Inc	5,054
1,583	*,e	Athersys, Inc	2,390
231	*	Audentes Therapeutics, Inc	4,419
317	*	Avexis, Inc	26,045
454	*	Axovant Sciences Ltd	10,528
419	*,e	Bellicum Pharmaceuticals, Inc	4,894
1,257	*	BioCryst Pharmaceuticals, Inc	6,989
3,323	*	Biogen Idec, Inc	901,729
155	*	Biohaven Pharmaceutical Holding Co Ltd	3,875
2,727	*	BioMarin Pharmaceutical, Inc	247,666

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

327	*	Bio-Rad Laboratories, Inc (Class A)	$74,003
89	*	Biospecifics Technologies Corp	4,406
578		Bio-Techne Corp	67,915
1,211	*,e	BioTime, Inc	3,815
1,696	*	Bioverativ, Inc	102,048
637	*	Bluebird Bio, Inc	66,917
607	*	Blueprint Medicines Corp	30,757
25,887		Bristol-Myers Squibb Co	1,442,423
1,641		Bruker BioSciences Corp	47,326
470	*	Calithera Biosciences, Inc	6,979
504	*	Cambrex Corp	30,114
425	*,e	Cara Therapeutics Inc	6,541
567	*	Cascadian Therapeutics, Inc	2,106
1,934	*	Catalent, Inc	67,883
1,095	*	Catalyst Pharmaceuticals, Inc	3,022
12,146	*	Celgene Corp	1,577,401
1,954	*	Celldex Therapeutics, Inc	4,826
640	*	Cempra, Inc	2,944
728	*	Charles River Laboratories International, Inc	73,637
402	*	ChemoCentryx, Inc	3,763
913	*	Chimerix, Inc	4,976
315	*	Clearside Biomedical, Inc	2,870
614	*	Clovis Oncology, Inc	57,489
601	*	Coherus Biosciences, Inc	8,624
351	*,e	Collegium Pharmaceutical, Inc	4,391
271	*	Concert Pharmaceuticals Inc	3,780
402	*	Contatus Pharmaceuticals, Inc	2,316
708	*,e	Corbus Pharmaceuticals Holdings, Inc	4,460
1,401	*	Corcept Therapeutics, Inc	16,532
330	*	Corium International, Inc	2,462
145	*,e	Corvus Pharmaceuticals, Inc	1,754
1,644	*	Curis, Inc	3,107
639	*	Cytokinetics, Inc	7,732
459	*	CytomX Therapeutics, Inc	7,114
928	*	Depomed, Inc	9,967
587	*	Dermira, Inc	17,105
2,198	*	Durect Corp	3,429
760	*,e	Dynavax Technologies Corp	7,334
122	*,e	Eagle Pharmaceuticals, Inc	9,625
312	*	Edge Therapeutics, Inc	3,201
524	*,e	Editas Medicine, Inc	8,793
15,364		Eli Lilly & Co	1,264,457
516	*	Emergent Biosolutions, Inc	17,498
232	*	Enanta Pharmaceuticals, Inc	8,347
3,476	*	Endo International plc	38,827
623	*	Enzo Biochem, Inc	6,878
620	*	Epizyme, Inc	9,362
230	*	Esperion Thereapeutics, Inc	10,644
1,712	*	Exact Sciences Corp	60,553
4,510	*	Exelixis, Inc	111,081
531	*	Fate Therapeutics, Inc	1,720
919	*	FibroGen, Inc	29,684
428	*	Five Prime Therapeutics, Inc	12,887

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

438	*,e	Flexion Therapeutics Inc	$8,856
419	*	Fluidigm Corp	1,693
519	*,e	Fortress Biotech, Inc	2,465
227	*,e	Foundation Medicine, Inc	9,023
445	*	Genocea Biosciences Inc	2,323
303	*	Genomic Health, Inc	9,863
2,277	*,e	Geron Corp	6,307
20,442		Gilead Sciences, Inc	1,446,885
570	*	Global Blood Therapeutics, Inc	15,589
1,685	*	Halozyme Therapeutics, Inc	21,602
697	*,e	Heron Therapeutics, Inc	9,653
99	*	Heska Corp	10,105
2,514	*	Horizon Pharma plc	29,841
1,665	*,e	Idera Pharmaceuticals, Inc	2,864
771	*	Ignyta, Inc	7,980
2,283	*	Illumina, Inc	396,146
247	*	Immune Design Corp	2,408
1,327	*,e	Immunogen, Inc	9,435
1,579	*,e	Immunomedics, Inc	13,943
1,124	*	Impax Laboratories, Inc	18,096
839	*	INC Research Holdings, Inc	49,082
2,635	*	Incyte Corp	331,773
1,186	*	Innoviva, Inc	15,181
1,045	*,e	Inovio Pharmaceuticals, Inc	8,193
964	*	Insmed, Inc	16,542
340	*,e	Insys Therapeutics, Inc	4,301
232	*,e	Intellia Therapeutics, Inc	3,712
279	*,e	Intercept Pharmaceuticals, Inc	33,779
388	*	Intersect ENT, Inc	10,845
527	*	Intra-Cellular Therapies, Inc	6,545
861	*,e	Intrexon Corp	20,741
587	*	Invitae Corp	5,612
1,935	*	Ionis Pharmaceuticals, Inc	98,433
846	*	Iovance Biotherapeutics, Inc	6,218
2,083	*	Ironwood Pharmaceuticals, Inc	39,327
42,373		Johnson & Johnson	5,605,524
97	*	Jounce Therapeutics, Inc	1,361
995	*,e	Juno Therapeutics, Inc	29,741
499	*	Karyopharm Therapeutics, Inc	4,516
1,346	*,e	Keryx Biopharmaceuticals, Inc	9,732
337	*	Kindred Biosciences Inc	2,898
759	*,e	Kite Pharma, Inc	78,686
217	*	Kura Oncology, Inc	2,018
268	*	La Jolla Pharmaceutical Co	7,978
429	*,e	Lannett Co, Inc	8,752
657	*,e	Lexicon Pharmaceuticals, Inc	10,808
305	*	Ligand Pharmaceuticals, Inc (Class B)	37,027
311	*	Loxo Oncology, Inc	24,939
628		Luminex Corp	13,263
515	*	MacroGenics, Inc	9,018
60	*	Madrigal Pharmaceuticals, Inc	976
1,553	*	Mallinckrodt plc	69,590
873	*	Matinas BioPharma Holdings, Inc	1,475

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,076	*	Medicines Co	$40,899
458	*,e	MediciNova, Inc	2,409
111	*	Medpace Holdings, Inc	3,219
42,935		Merck & Co, Inc	2,751,704
1,884		Merrimack Pharmaceuticals, Inc	2,336
396	*	Mettler-Toledo International, Inc	233,062
1,570	*,e	MiMedx Group, Inc	23,503
408	*	Minerva Neurosciences, Inc	3,611
216	*,e	Miragen Therapeutics, Inc	2,793
1,150	*	Momenta Pharmaceuticals, Inc	19,435
8,284	*	Mylan NV	321,585
257	*	MyoKardia, Inc	3,367
1,032	*	Myriad Genetics, Inc	26,667
276	*	NanoString Technologies, Inc	4,565
479	*,e	NantKwest, Inc	3,636
482	*	Natera, Inc	5,235
2,309	*	Nektar Therapeutics	45,141
820	*	NeoGenomics, Inc	7,347
297	*	Neos Therapeutics, Inc	2,168
1,369	*	Neurocrine Biosciences, Inc	62,974
298	*	NewLink Genetics Corp	2,190
4,132	*	Novavax, Inc	4,752
236	*	Novelion Therapeutics, Inc	2,178
416	*	Nymox Pharmaceutical Corp	1,830
362	*,e	Ocular Therapeutix, Inc	3,356
652	*,e	Omeros Corp	12,978
5,196	*,e	Opko Health, Inc	34,190
1,615	*,e	Organovo Holdings, Inc	4,247
444	*	Otonomy, Inc	8,369
93	*	Ovid therapeutics, Inc	976
1,315	*	Pacific Biosciences of California, Inc	4,681
609	*	Pacira Pharmaceuticals, Inc	29,049
374	*	Paratek Pharmaceuticals, Inc	9,013
782	*	Parexel International Corp	67,964
533	*	Patheon NV	18,591
2,346		PDL BioPharma, Inc	5,795
1,714		PerkinElmer, Inc	116,792
2,028		Perrigo Co plc	153,155
92,766		Pfizer, Inc	3,116,010
293		Phibro Animal Health Corp	10,856
529	*,e	Pieris Pharmaceuticals, Inc	2,677
771	*	Portola Pharmaceuticals, Inc	43,307
585	*	PRA Health Sciences, Inc	43,881
817	*	Prestige Brands Holdings, Inc	43,146
1,110	*	Progenics Pharmaceuticals, Inc	7,537
135	*	Protagonist Therapeutics, Inc	1,527
594	*	Prothena Corp plc	32,147
511	*	PTC Therapeutics, Inc	9,367
453	*	Puma Biotechnology, Inc	39,592
3,585		QIAGEN NV	120,205
1,983	*	Quintiles Transnational Holdings, Inc	177,479
177	*	Ra Pharmaceuticals, Inc	3,317
582	*	Radius Health, Inc	26,324

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

137	*	Reata Pharmaceuticals, Inc	$4,335
183	*,e	Recro Pharma, Inc	1,286
1,227	*	Regeneron Pharmaceuticals, Inc	602,629
425	*	REGENXBIO, Inc	8,394
526	*	Repligen Corp	21,797
594	*	Retrophin, Inc	11,518
352	*	Revance Therapeutics, Inc	9,293
1,863	*	Rigel Pharmaceuticals, Inc	5,086
537	*	Sage Therapeutics, Inc	42,767
1,110	*	Sangamo Biosciences, Inc	9,768
821	*	Sarepta Therapeutics, Inc	27,676
780	*	Sciclone Pharmaceuticals, Inc	8,580
1,513	*	Seattle Genetics, Inc	78,283
190	*	Selecta Biosciences, Inc	3,773
309	*,e	Seres Therapeutics, Inc	3,492
359	*	Spark Therapeutics, Inc	21,447
1,209	*	Spectrum Pharmaceuticals, Inc	9,007
334	*	Stemline Therapeutics, Inc	3,073
323	*	Strongbridge Biopharma plc	2,309
357	*	Sucampo Pharmaceuticals, Inc (Class A)	3,749
725	*	Supernus Pharmaceuticals, Inc	31,248
152	*	Syndax Pharmaceuticals, Inc	2,123
3,537	*,e	Synergy Pharmaceuticals, Inc	15,740
204	*	Syros Pharmaceuticals, Inc	3,282
648	*,e	Teligent, Inc	5,929
579	*	TESARO, Inc	80,979
573	*	Tetraphase Pharmaceuticals, Inc	4,085
748	*,e	TG Therapeutics, Inc	7,517
2,459	*	TherapeuticsMD, Inc	12,959
661	*	Theravance Biopharma, Inc	26,334
6,115		Thermo Fisher Scientific, Inc	1,066,884
145	*,m	Tobira Therapeutics, Inc	1,992
133	*	Tocagen, Inc	1,600
667	*	Trevena, Inc	1,534
618	*	Ultragenyx Pharmaceutical, Inc	38,384
696	*	United Therapeutics Corp	90,292
677	*	Vanda Pharmaceuticals, Inc	11,035
374	*	VBI Vaccines, Inc	1,627
353	*	Veracyte, Inc	2,940
516	*	Versartis, Inc	9,004
3,893	*	Vertex Pharmaceuticals, Inc	501,691
180	*	Voyager Therapeutics, Inc	1,613
308	*	vTv Therapeutics, Inc	1,531
1,318	*	VWR Corp	43,507
1,194	*	Waters Corp	219,505
192	*,e	WaVe Life Sciences Pte Ltd	3,571
233	*,e	XBiotech, Inc	1,095
584	*	Xencor Inc	12,328
2,053	*,e	ZIOPHARM Oncology, Inc	12,770
7,705		Zoetis, Inc	480,638
376	*	Zogenix, Inc	5,452
172	*	Zynerba Pharmaceuticals, Inc	2,919

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	32,882,901

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.0%
1,300		Acadia Realty Trust	$36,140
353		Agree Realty Corp	16,192
719		Alexander & Baldwin, Inc	29,752
33		Alexander’s, Inc	13,908
1,367		Alexandria Real Estate Equities, Inc	164,682
196	*,e	Altisource Portfolio Solutions S.A.	4,277
766		Altisource Residential Corp	9,912
714		American Assets Trust,Inc	28,124
2,096		American Campus Communities, Inc	99,141
3,546		American Homes 4 Rent	80,033
6,561		American Tower Corp	868,152
2,440		Apartment Investment & Management Co (Class A)	104,847
3,292		Apple Hospitality REIT, Inc	61,593
694		Armada Hoffler Properties, Inc	8,987
403		Ashford Hospitality Prime, Inc	4,147
1,645		Ashford Hospitality Trust, Inc	10,002
179	*	AV Homes, Inc	3,589
2,156		AvalonBay Communities, Inc	414,319
364		Bluerock Residential Growth REIT, Inc	4,692
2,402		Boston Properties, Inc	295,494
2,649		Brandywine Realty Trust	46,437
4,778		Brixmor Property Group, Inc	85,431
1,350		Camden Property Trust	115,439
1,293		Care Capital Properties, Inc	34,523
1,129		CareTrust REIT, Inc	20,932
568		CatchMark Timber Trust Inc	6,458
2,597		CBL & Associates Properties, Inc	21,893
4,596	*	CBRE Group, Inc	167,294
1,224		Cedar Realty Trust, Inc	5,936
572		Chatham Lodging Trust	11,491
909		Chesapeake Lodging Trust	22,243
471		City Office REIT, Inc	5,982
226		Clipper Realty, Inc	2,789
8,425		Colony NorthStar, Inc	118,708
1,571		Colony Starwood Homes	53,901
1,903		Columbia Property Trust, Inc	42,589
199		Community Healthcare Trust, Inc	5,092
74		Consolidated-Tomoka Land Co	4,214
1,864		CoreCivic, Inc	51,409
185		CorEnergy Infrastructure Trust, Inc	6,214
582		Coresite Realty	60,254
1,557		Corporate Office Properties Trust	54,542
6,513		Cousins Properties, Inc	57,249
5,713		Crown Castle International Corp	572,328
2,820		CubeSmart	67,793
1,354		CyrusOne, Inc	75,486
1,441		DCT Industrial Trust, Inc	77,007
4,843		DDR Corp	43,926
3,453		DiamondRock Hospitality Co	37,810
2,474		Digital Realty Trust, Inc	279,438
2,266		Douglas Emmett, Inc	86,584

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,382		Duke Realty Corp	$150,427
1,209		DuPont Fabros Technology, Inc	73,942
587		Easterly Government Properties, Inc	12,298
515		EastGroup Properties, Inc	43,157
1,148		Education Realty Trust, Inc	44,485
2,070		Empire State Realty Trust, Inc	42,994
976		Entertainment Properties Trust	70,145
1,212		Equinix, Inc	520,142
2,199	*	Equity Commonwealth	69,488
1,245		Equity Lifestyle Properties, Inc	107,493
5,584		Equity Residential	367,595
1,023		Essex Property Trust, Inc	263,187
1,905		Extra Space Storage, Inc	148,590
482		Farmland Partners, Inc	4,309
1,127		Federal Realty Investment Trust	142,442
2,111		FelCor Lodging Trust, Inc	15,220
1,811		First Industrial Realty Trust, Inc	51,831
906		First Potomac Realty Trust	10,066
3,533		Forest City Realty Trust, Inc	85,393
651	*	Forestar Group, Inc	11,165
840		Four Corners Property Trust, Inc	21,092
1,621		Franklin Street Properties Corp	17,961
102	*	FRP Holdings, Inc	4,707
2,889		Gaming and Leisure Properties, Inc	108,829
1,959		Geo Group, Inc	57,928
426		Getty Realty Corp	10,693
9,650		GGP, Inc	227,354
475		Gladstone Commercial Corp	10,350
244		Global Medical REIT, Inc	2,181
1,165	*	Global Net Lease, Inc	25,910
1,082		Government Properties Income Trust	19,811
2,256		Gramercy Property Trust	67,026
7,353		HCP, Inc	235,002
1,600		Healthcare Realty Trust, Inc	54,640
3,069		Healthcare Trust of America, Inc	95,477
697		Hersha Hospitality Trust	12,901
565		HFF, Inc (Class A)	19,645
1,490		Highwoods Properties, Inc	75,558
2,629		Hospitality Properties Trust	76,635
11,436		Host Marriott Corp	208,936
579	*	Howard Hughes Corp	71,124
2,438		Hudson Pacific Properties	83,355
1,062		Independence Realty Trust, Inc	10,482
1,924		Investors Real Estate Trust	11,948
1,370		Invitation Homes, Inc	29,633
4,103		Iron Mountain, Inc	140,979
1,070	*	iStar Financial, Inc	12,883
145		Jernigan Capital, Inc	3,190
705		Jones Lang LaSalle, Inc	88,125
1,291		Kennedy-Wilson Holdings, Inc	24,594
1,527		Kilroy Realty Corp	114,754
6,452		Kimco Realty Corp	118,394
1,264		Kite Realty Group Trust	23,928

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,299		Lamar Advertising Co	$95,567
1,767		LaSalle Hotel Properties	52,657
3,541		Lexington Realty Trust	35,091
2,305		Liberty Property Trust	93,837
715		Life Storage, Inc	52,982
612		LTC Properties, Inc	31,451
2,145		Macerich Co	124,539
1,437		Mack-Cali Realty Corp	39,000
406	*	Marcus & Millichap, Inc	10,702
98	*	Maui Land & Pineapple Co, Inc	1,989
453		MedEquities Realty Trust, Inc	5,717
5,409		Medical Properties Trust, Inc	69,614
1,748		Mid-America Apartment Communities, Inc	184,204
1,089		Monmouth Real Estate Investment Corp (Class A)	16,389
2,632		Monogram Residential Trust, Inc	25,557
570		National Health Investors, Inc	45,144
2,325		National Retail Properties, Inc	90,908
730		National Storage Affiliates Trust	16,870
1,266		New Senior Investment Group, Inc	12,723
280		NexPoint Residential Trust, Inc	6,969
892		NorthStar Realty Europe Corp	11,311
2,933		Omega Healthcare Investors, Inc	96,848
251		One Liberty Properties, Inc	5,881
2,153		Outfront Media, Inc	49,777
3,099		Paramount Group, Inc	49,584
2,021		Park Hotels & Resorts, Inc	54,486
663		Parkway, Inc	15,176
1,101		Pebblebrook Hotel Trust	35,496
1,134		Pennsylvania REIT	12,837
2,397		Physicians Realty Trust	48,276
2,219		Piedmont Office Realty Trust, Inc	46,777
651		Potlatch Corp	29,751
467		Preferred Apartment Communities, Inc	7,355
8,253		Prologis, Inc	483,956
358		PS Business Parks, Inc	47,396
2,317		Public Storage, Inc	483,164
754		QTS Realty Trust, Inc	39,457
1,587	*	Quality Care Properties, Inc	29,058
1,479		RAIT Investment Trust	3,239
1,201		Ramco-Gershenson Properties	15,493
2,010		Rayonier, Inc	57,828
349		Re/Max Holdings, Inc	19,561
2,208		Realogy Holdings Corp	71,650
4,275		Realty Income Corp	235,895
2,330		Regency Centers Corp	145,951
1,675		Retail Opportunities Investment Corp	32,143
3,851		Retail Properties of America, Inc	47,021
1,026		Rexford Industrial Realty, Inc	28,153
1,906		RLJ Lodging Trust	37,872
148		RMR Group, Inc	7,200
778		Ryman Hospitality Properties	49,800
994		Sabra Healthcare REIT, Inc	23,955
177		Saul Centers, Inc	10,262

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,896	*	SBA Communications Corp	$255,770
968		Select Income REIT	23,261
3,633		Senior Housing Properties Trust	74,259
458		Seritage Growth Properties	19,213
4,870		Simon Property Group, Inc	787,771
1,551		SL Green Realty Corp	164,096
7,580		Spirit Realty Capital, Inc	56,168
831	*	St. Joe Co	15,581
1,388	*	STAG Industrial, Inc	38,309
2,666		STORE Capital Corp	59,852
93		Stratus Properties, Inc	2,734
1,590		Summit Hotel Properties, Inc	29,654
1,091		Sun Communities, Inc	95,670
3,681		Sunstone Hotel Investors, Inc	59,338
1,459		Tanger Factory Outlet Centers, Inc	37,905
931		Taubman Centers, Inc	55,441
224	*	Tejon Ranch Co	4,623
762		Terreno Realty Corp	25,649
721		Tier REIT, Inc	13,324
30	*	Transcontinental Realty Investors, Inc	807
568	*	Trinity Place Holdings, Inc	4,038
4,118		UDR, Inc	160,478
435		UMH Properties, Inc	7,417
2,586		Uniti Group, Inc	65,012
198		Universal Health Realty Income Trust	15,749
1,414		Urban Edge Properties	33,554
465		Urstadt Biddle Properties, Inc (Class A)	9,207
5,532		Ventas, Inc	384,363
15,295		VEREIT, Inc	124,501
2,668		Vornado Realty Trust	250,525
2,855		Washington Prime Group, Inc	23,896
1,207		Washington REIT	38,503
1,872		Weingarten Realty Investors	56,347
5,720		Welltower, Inc	428,142
11,653		Weyerhaeuser Co	390,376
550		Whitestone REIT	6,738
1,596		WP Carey, Inc	105,352
1,682		Xenia Hotels & Resorts, Inc	32,580

		TOTAL REAL ESTATE	16,120,491

RETAILING - 4.9%
426	*	1-800-FLOWERS.COM, Inc (Class A)	4,154
988		Aaron’s, Inc	38,433
1,069		Abercrombie & Fitch Co (Class A)	13,298
1,104		Advance Auto Parts, Inc	128,715
6,231	*	Amazon.com, Inc	6,031,608
2,547		American Eagle Outfitters, Inc	30,691
122	*,e	America’s Car-Mart, Inc	4,746
305	*	Asbury Automotive Group, Inc	17,248
88	*	At Home Group, Inc	2,050
1,001	*,e	Autonation, Inc	42,202
456	*	AutoZone, Inc	260,130
603	*	Barnes & Noble Education, Inc	6,410

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

965		Barnes & Noble, Inc	$7,334
2,179		Bed Bath & Beyond, Inc	66,242
4,134		Best Buy Co, Inc	237,002
334	e	Big 5 Sporting Goods Corp	4,359
744		Big Lots, Inc	35,935
176	*	Boot Barn Holdings, Inc	1,246
442	e	Buckle, Inc	7,868
165	*	Build-A-Bear Workshop, Inc	1,724
1,083	*	Burlington Stores, Inc	99,625
789	*	Cabela’s, Inc	46,882
639		Caleres, Inc	17,751
208		Camping World Holdings, Inc	6,417
2,903	*	Carmax, Inc	183,063
230	*,e	Carvana Co	4,708
368		Cato Corp (Class A)	6,473
2,056		Chico’s FAS, Inc	19,368
288		Children’s Place Retail Stores, Inc	29,405
243		Citi Trends, Inc	5,156
291	*	Conn’s, Inc	5,558
231	*,e	Container Store Group, Inc	1,368
680		Core-Mark Holding Co, Inc	22,481
1,351		Dick’s Sporting Goods, Inc	53,810
236	e	Dillard’s, Inc (Class A)	13,615
4,311		Dollar General Corp	310,780
3,523	*	Dollar Tree, Inc	246,328
1,032		DSW, Inc (Class A)	18,266
144	*,e	Duluth Holdings, Inc	2,622
1,811	*	Etsy, Inc	27,165
1,899		Expedia, Inc	282,856
1,208	*	Express Parent LLC	8,154
608		Finish Line, Inc (Class A)	8,615
839	*	Five Below, Inc	41,421
162	*	Floor & Decor Holdings, Inc	6,360
2,044		Foot Locker, Inc	100,728
616	*	Francesca’s Holdings Corp	6,739
543	e	Fred’s, Inc (Class A)	5,012
254	*	FTD Cos, Inc	5,080
142	*	Gaia, Inc	1,590
1,573		GameStop Corp (Class A)	33,993
3,661		Gap, Inc	80,505
313	*	Genesco, Inc	10,611
2,250		Genuine Parts Co	208,710
1,054	e	GNC Holdings, Inc	8,885
324		Group 1 Automotive, Inc	20,516
5,389	*	Groupon, Inc	20,694
904		Guess?, Inc	11,553
286		Haverty Furniture Cos, Inc	7,179
323	*	Hibbett Sports, Inc	6,702
18,842		Home Depot, Inc	2,890,363
475		HSN, Inc	15,152
185	*	J. Jill, Inc	2,274
4,827	*,e	JC Penney Co, Inc	22,446
247	*	Kirkland’s, Inc	2,539

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,690		Kohl’s Corp	$104,022
3,738		L Brands, Inc	201,441
221	*,e	Lands’ End, Inc	3,293
837	*	Liberty Expedia Holdings, Inc	45,215
6,458	*	Liberty Interactive Corp	158,479
1,108	*	Liberty TripAdvisor Holdings, Inc	12,853
1,244	*	Liberty Ventures	65,049
367		Lithia Motors, Inc (Class A)	34,582
4,825	*	LKQ Corp	158,984
13,448		Lowe’s Companies, Inc	1,042,623
442	*,e	Lumber Liquidators, Inc	11,077
4,746		Macy’s, Inc	110,297
389	*	MarineMax, Inc	7,605
1,815	*	Michaels Cos, Inc	33,614
452		Monro Muffler, Inc	18,871
539	*	Murphy USA, Inc	39,945
6,426	*	NetFlix, Inc	960,109
1,826		Nordstrom, Inc	87,338
463		Nutri/System, Inc	24,099
7,986		Office Depot, Inc	45,041
742	*	Ollie’s Bargain Outlet Holdings, Inc	31,609
1,400	*	O’Reilly Automotive, Inc	306,236
263	*	Overstock.com, Inc	4,287
419	*	Party City Holdco, Inc	6,557
554		Penske Auto Group, Inc	24,326
306	e	PetMed Express, Inc	12,424
1,303		Pier 1 Imports, Inc	6,763
769	*	Priceline.com, Inc	1,438,430
699	e	Rent-A-Center, Inc	8,192
536	*,e	RH	34,583
6,011		Ross Stores, Inc	347,015
2,233	*	Sally Beauty Holdings, Inc	45,218
660	*	Select Comfort Corp	23,423
203		Shoe Carnival, Inc	4,239
526	*	Shutterfly, Inc	24,985
1,085	e	Signet Jewelers Ltd	68,615
297		Sonic Automotive, Inc (Class A)	5,777
571	*,e	Sportsman’s Warehouse Holdings, Inc	3,083
10,025		Staples, Inc	100,952
856	e	Tailored Brands, Inc	9,553
8,657		Target Corp	452,675
1,689		Tiffany & Co	158,546
528		Tile Shop Holdings, Inc	10,903
297		Tilly’s, Inc	3,015
10,102		TJX Companies, Inc	729,061
2,087		Tractor Supply Co	113,136
1,758	*	TripAdvisor, Inc	67,156
929	*	Ulta Beauty, Inc	266,939
1,403	*	Urban Outfitters, Inc	26,012
409	*	Vitamin Shoppe, Inc	4,765
600	*	Wayfair, Inc	46,128
258		West Marine, Inc	3,315
1,350		Williams-Sonoma, Inc	65,475

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

37		Winmark Corp	$4,771
314	*	Zumiez, Inc	3,878

		TOTAL RETAILING	19,497,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
289	*,e	Acacia Communications, Inc	11,985
617	*	Advanced Energy Industries, Inc	39,914
12,896	*	Advanced Micro Devices, Inc	160,942
302	*	Alpha & Omega Semiconductor Ltd	5,034
507	*,e	Ambarella, Inc	24,615
1,455	*	Amkor Technology, Inc	14,215
5,665		Analog Devices, Inc	440,737
17,012		Applied Materials, Inc	702,766
510	*	Axcelis Technologies, Inc	10,684
582	*	AXT, Inc	3,696
6,218		Broadcom Ltd	1,449,105
1,076		Brooks Automation, Inc	23,338
418		Cabot Microelectronics Corp	30,861
1,029	*	Cavium, Inc	63,932
333	*	Ceva, Inc	15,135
1,003	*	Cirrus Logic, Inc	62,908
420		Cohu, Inc	6,611
1,538	*	Cree, Inc	37,912
99	*	CyberOptics Corp	2,044
5,135		Cypress Semiconductor Corp	70,093
584	*	Diodes, Inc	14,034
338	*	DSP Group, Inc	3,921
2,131	*	Entegris, Inc	46,775
1,272	*	First Solar, Inc	50,727
1,075	*	Formfactor, Inc	13,330
200	*	GSI Technology, Inc	1,572
187	*	Ichor Holdings Ltd	3,770
285	*,e	Impinj, Inc	13,865
657	*	Inphi Corp	22,535
2,070	*	Integrated Device Technology, Inc	53,385
73,917		Intel Corp	2,493,959
386		IXYS Corp	6,350
2,428		Kla-Tencor Corp	222,186
981	*	Kopin Corp	3,640
2,530		Lam Research Corp	357,818
1,895	*	Lattice Semiconductor Corp	12,621
627	*	MA-COM Technology Solutions	34,968
6,300		Marvell Technology Group Ltd	104,076
4,449		Maxim Integrated Products, Inc	199,760
927	*	MaxLinear, Inc	25,854
3,307		Microchip Technology, Inc	255,234
16,400	*	Micron Technology, Inc	489,704
1,806	*	Microsemi Corp	84,521
858		MKS Instruments, Inc	57,743
620		Monolithic Power Systems, Inc	59,768
364	*	Nanometrics, Inc	9,206
478	*,e	NeoPhotonics Corp Ltd	3,690
77		NVE Corp	5,929

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,913		NVIDIA Corp	$1,288,463
5,219	*	NXP Semiconductors NV	571,220
6,533	*	ON Semiconductor Corp	91,723
409	*	PDF Solutions, Inc	6,728
1,020	*	Photronics, Inc	9,588
419	*	Pixelworks, Inc	1,923
446		Power Integrations, Inc	32,513
1,982	*	Qorvo, Inc	125,500
23,162		Qualcomm, Inc	1,279,006
1,707	*	Rambus, Inc	19,511
488	*	Rudolph Technologies, Inc	11,151
1,008	*	Semtech Corp	36,036
609	*	Sigma Designs, Inc	3,563
654	*	Silicon Laboratories, Inc	44,701
2,897		Skyworks Solutions, Inc	277,967
886	*,e	SunPower Corp	8,275
3,141		Teradyne, Inc	94,324
15,755		Texas Instruments, Inc	1,212,032
506	*	Ultra Clean Holdings	9,488
729	*	Veeco Instruments, Inc	20,303
1,557		Versum Materials, Inc	50,603
846	*	Xcerra Corp	8,265
3,931		Xilinx, Inc	252,842
754		Xperi Corp	22,469

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,305,662

SOFTWARE & SERVICES - 12.6%
681	*	2U, Inc	31,953
1,358	*	8x8, Inc	19,759
754	*	A10 Networks, Inc	6,364
9,721		Accenture plc	1,202,293
1,810	*	ACI Worldwide, Inc	40,490
11,589		Activision Blizzard, Inc	667,179
552	*	Actua Corp	7,756
1,208	*	Acxiom Corp	31,384
7,688	*	Adobe Systems, Inc	1,087,391
2,666	*	Akamai Technologies, Inc	132,793
318	*	Alarm.com Holdings, Inc	11,966
764		Alliance Data Systems Corp	196,111
4,652	*	Alphabet, Inc (Class A)	4,324,871
4,738	*	Alphabet, Inc (Class C)	4,305,563
146	*,e	Alteryx, Inc	2,850
273	*	Amber Road, Inc	2,340
2,323		Amdocs Ltd	149,741
370	*	American Software, Inc (Class A)	3,807
617	*	Angie’s List, Inc	7,891
1,355	*	Ansys, Inc	164,876
116	*	Appfolio, Inc	3,782
272	*	Apptio, Inc	4,719
1,169	*	Aspen Technology, Inc	64,599
1,143	*	Atlassian Corp plc	40,211
3,250	*	Autodesk, Inc	327,665
7,015		Automatic Data Processing, Inc	718,757

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

727	*	Bankrate, Inc	$9,342
395	*	Barracuda Networks, Inc	9,109
1,241	*	Bazaarvoice, Inc	6,143
245	*,e	Benefitfocus, Inc	8,906
448	*	Black Knight Financial Services, Inc	18,346
741		Blackbaud, Inc	63,541
841	*	Blackhawk Network Holdings, Inc	36,668
173	*	Blackline, Inc	6,183
637	*	Blucora, Inc	13,504
2,283		Booz Allen Hamilton Holding Co	74,289
626	*	Bottomline Technologies, Inc	16,082
1,225	*	Box, Inc	22,344
460	*	Brightcove, Inc	2,852
1,810		Broadridge Financial Solutions, Inc	136,764
480	*	BroadSoft, Inc	20,664
4,577		CA, Inc	157,769
379	*	CACI International, Inc (Class A)	47,394
4,408	*	Cadence Design Systems, Inc	147,624
998	*	Callidus Software, Inc	24,152
391	*	Carbonite, Inc	8,524
236	*,e	CardConnect Corp	3,552
708	*	Cardtronics plc	23,265
253	*	Care.com, Inc	3,820
1,131	*	Cars.com, Inc	30,119
169		Cass Information Systems, Inc	11,093
2,114		CDK Global, Inc	131,195
378	*	ChannelAdvisor Corp	4,366
390	*,e	Cimpress NV	36,867
2,391	*	Citrix Systems, Inc	190,276
206	*,e	Cloudera, Inc	3,300
9,163		Cognizant Technology Solutions Corp (Class A)	608,423
462	*	CommerceHub, Inc	8,057
207	*	CommerceHub, Inc (Series A)	3,606
606	*	Commvault Systems, Inc	34,209
3,045	*	Conduent, Inc	48,537
1,462		Convergys Corp	34,766
807	*	Cornerstone OnDemand, Inc	28,850
503	*	CoStar Group, Inc	132,591
464	*	Coupa Software, Inc	13,447
520		CSG Systems International, Inc	21,102
2,529		CSRA, Inc	80,296
3,211	*	Dell Technologies, Inc-VMware Inc	196,224
789	*	DHI Group, Inc	2,249
157	*,e	Digimarc Corp	6,304
958		DST Systems, Inc	59,109
4,447	*	DXC Technology Co	341,174
15,868	*	eBay, Inc	554,111
387	e	Ebix, Inc	20,859
4,697	*	Electronic Arts, Inc	496,567
527	*	Ellie Mae, Inc	57,923
895	*	Endurance International Group Holdings, Inc	7,473
382	*	EnerNOC, Inc	2,960
665	*	Envestnet, Inc	26,334

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

764	*	EPAM Systems, Inc	$64,245
781	*	Euronet Worldwide, Inc	68,236
271	*	Everbridge, Inc	6,602
989	*	Everi Holdings, Inc	7,200
941		EVERTEC, Inc	16,279
203	*	EXA Corp	2,801
511	*	ExlService Holdings, Inc	28,401
36,601	*	Facebook, Inc	5,526,019
486		Fair Isaac Corp	67,753
5,114		Fidelity National Information Services, Inc	436,736
2,753	*	FireEye, Inc	41,873
1,318	*	First American Corp	57,175
5,779	*	First Data Corp	105,178
3,378	*	Fiserv, Inc	413,264
812	*	Five9, Inc	17,474
1,436	*	FleetCor Technologies, Inc	207,086
178		Forrester Research, Inc	6,969
2,302	*	Fortinet, Inc	86,187
1,373	*	Gartner, Inc	169,579
2,241		Genpact Ltd	62,367
560	*	Gigamon, Inc	22,036
2,375		Global Payments, Inc	214,510
117	*	Global Sources Ltd	2,340
1,606	*	Glu Mobile, Inc	4,015
1,226	*	GoDaddy, Inc	52,007
890	*,e	Gogo, Inc	10,262
1,334	*	GrubHub, Inc	58,162
477	*	GTT Communications, Inc	15,097
357	*	Guidance Software, Inc	2,360
1,159	*	Guidewire Software, Inc	79,635
450		Hackett Group, Inc	6,975
751	*	Hortonworks, Inc	9,673
502	*	HubSpot, Inc	33,006
1,101	*	IAC/InterActiveCorp	113,667
524	*	Imperva, Inc	25,073
513	*	Information Services Group, Inc	2,108
66	*,e	Inspired Entertainment, Inc	858
330	*	Instructure, Inc	9,735
1,276	*	Internap Network Services Corp	4,683
13,471		International Business Machines Corp	2,072,244
3,810		Intuit, Inc	506,006
736		j2 Global, Inc	62,626
1,251		Jack Henry & Associates, Inc	129,941
198	*	Leaf Group Ltd	1,544
2,223		Leidos Holdings, Inc	114,907
1,126	*	Limelight Networks, Inc	3,254
325	*	Liquidity Services, Inc	2,064
827	*	Liveperson, Inc	9,097
811		LogMeIn, Inc	84,749
1,102	*	Manhattan Associates, Inc	52,962
349		Mantech International Corp (Class A)	14,442
14,769		MasterCard, Inc (Class A)	1,793,695
565	*,e	Match Group, Inc	9,820

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,014		MAXIMUS, Inc	$63,507
1,034	*	Meet Group, Inc	5,222
117,620		Microsoft Corp	8,107,547
147	*	MicroStrategy, Inc (Class A)	28,175
573	*	MINDBODY, Inc	15,586
467	*	Mitek Systems, Inc	3,923
872	*	MobileIron, Inc	5,276
351	*	Model N, Inc	4,668
445	*	MoneyGram International, Inc	7,676
644		Monotype Imaging Holdings, Inc	11,785
228	*	MuleSoft, Inc	5,686
117		NCI, Inc (Class A)	2,469
863	*	NeuStar, Inc (Class A)	28,781
458	*	New Relic, Inc	19,699
1,004		NIC, Inc	19,026
4,492	*	Nuance Communications, Inc	78,206
542	*,e	Nutanix, Inc	10,921
178	*	Okta, Inc	4,058
218	*,e	Ominto, Inc	3,324
45,087		Oracle Corp	2,260,662
3,551	*,e	Pandora Media, Inc	31,675
202	*,e	Park City Group, Inc	2,454
5,152		Paychex, Inc	293,355
764	*	Paycom Software, Inc	52,265
401	*	Paylocity Holding Corp	18,117
17,748	*	PayPal Holdings, Inc	952,535
570		Pegasystems, Inc	33,259
509	*	Perficient, Inc	9,488
637	*	Planet Payment, Inc	2,102
307	*	Presidio, Inc	4,393
766		Progress Software Corp	23,662
666	*	Proofpoint, Inc	57,829
410	*	PROS Holdings, Inc	11,230
1,796	*	PTC, Inc	98,995
483	*	Q2 Holdings, Inc	17,847
144		QAD, Inc (Class A)	4,615
485	*	Qualys, Inc	19,788
583	*	QuinStreet, Inc	2,431
1,155	*	Quotient Technology, Inc	13,282
302	*	Rapid7, Inc	5,083
299	*	RealNetworks, Inc	1,295
914	*	RealPage, Inc	32,858
2,796	*	Red Hat, Inc	267,717
138		Reis, Inc	2,932
187	*	Rightside Group Ltd	1,986
973	*	RingCentral, Inc	35,563
584	*	Rocket Fuel, Inc	1,606
279	*	Rosetta Stone, Inc	3,008
709	*	Rubicon Project, Inc	3,644
3,264		Sabre Corp	71,057
10,596	*	salesforce.com, Inc	917,614
682		Science Applications International Corp	47,344
96	*	SecureWorks Corp	892

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,616	*	ServiceNow, Inc	$277,296
1,229	*	ServiceSource International LLC	4,768
309	*	Shutterstock, Inc	13,621
710	*	Silver Spring Networks, Inc	8,009
2,155	*	Splunk, Inc	122,598
256	*	SPS Commerce, Inc	16,323
3,467	*	Square, Inc	81,336
2,690		SS&C Technologies Holdings, Inc	103,323
252	*	Stamps.com, Inc	39,028
141	*	StarTek, Inc	1,726
605	*	Sykes Enterprises, Inc	20,286
9,669		Symantec Corp	273,149
630	*	Synchronoss Technologies, Inc	10,363
2,399	*	Synopsys, Inc	174,959
543		Syntel, Inc	9,209
937	*	Tableau Software, Inc	57,410
1,553	*	Take-Two Interactive Software, Inc	113,959
317	*	TechTarget, Inc	3,287
485	*	TeleNav, Inc	3,928
235		TeleTech Holdings, Inc	9,588
2,058	*	Teradata Corp	60,690
1,823		TiVo Corp	33,999
2,840		Total System Services, Inc	165,430
267	*	Trade Desk, Inc	13,379
1,927		Travelport Worldwide Ltd	26,515
963	*	TrueCar, Inc	19,193
143	*,e	Tucows, Inc	7,650
972	*,e	Twilio, Inc	28,295
10,458	*	Twitter, Inc	186,884
539	*	Tyler Technologies, Inc	94,686
444	*	Ultimate Software Group, Inc	93,267
769	*,e	Unisys Corp	9,843
106	*	Upland Software, Inc	2,331
2,511	*	Vantiv, Inc	159,047
297	*	Varonis Systems, Inc	11,048
469	*	Vasco Data Security International	6,730
1,007	*	Verint Systems, Inc	40,985
1,404	*	VeriSign, Inc	130,516
766	*,e	VirnetX Holding Corp	3,485
427	*	Virtusa Corp	12,554
29,100		Visa, Inc (Class A)	2,728,998
1,135	*,e	VMware, Inc (Class A)	99,233
575	*	WebMD Health Corp (Class A)	33,724
623	*	Website Pros, Inc	15,762
7,633		Western Union Co	145,409
613	*	WEX, Inc	63,917
2,039	*	Workday, Inc	197,783
379	*	Workiva, Inc	7,220
407	*	Xactly Corp	6,370
376	*	XO Group, Inc	6,625
1,209	*	Yelp, Inc	36,294
181	*,e	Yext, Inc	2,413
1,505	*	Zendesk, Inc	41,809

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

820	*	Zillow Group, Inc	$40,049
1,605	*	Zillow Group, Inc (Class C)	78,661
803	*	Zix Corp	4,569
11,803	*	Zynga, Inc	42,963

		TOTAL SOFTWARE & SERVICES	50,255,922

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
1,699	*,e	3D Systems Corp	31,771
806		Adtran, Inc	16,644
513	*	Aerohive Networks, Inc	2,565
400	*	Agilysys, Inc	4,048
141	*,e	Akoustis Technologies, Inc	1,232
4,781		Amphenol Corp (Class A)	352,933
430	*	Anixter International, Inc	33,626
81,822		Apple, Inc	11,784,004
285	*,e	Applied Optoelectronics, Inc	17,610
825	*	Arista Networks, Inc	123,577
2,818	*	ARRIS International plc	78,960
1,383	*	Arrow Electronics, Inc	108,455
470	*	Avid Technology, Inc	2,472
1,997		Avnet, Inc	77,643
720		AVX Corp	11,765
438		Badger Meter, Inc	17,454
144		Bel Fuse, Inc (Class B)	3,557
636		Belden CDT, Inc	47,974
773	*	Benchmark Electronics, Inc	24,968
6,353		Brocade Communications Systems, Inc	80,111
528	*	CalAmp Corp	10,734
643	*	Calix, Inc	4,405
2,397		CDW Corp	149,884
2,191	*	Ciena Corp	54,819
78,605		Cisco Systems, Inc	2,460,337
153	*	Clearfield, Inc	2,020
1,299		Cognex Corp	110,285
382	*	Coherent, Inc	85,946
2,887	*	CommScope Holding Co, Inc	109,793
356		Comtech Telecommunications Corp	6,753
375	*	Control4 Corp	7,354
14,201		Corning, Inc	426,740
351	e	CPI Card Group, Inc	1,000
622	*	Cray, Inc	11,445
485		CTS Corp	10,476
548		Daktronics, Inc	5,277
1,043		Diebold, Inc	29,204
400	*	Digi International, Inc	4,060
856		Dolby Laboratories, Inc (Class A)	41,910
250	*	Eastman Kodak Co	2,275
740	*	EchoStar Corp (Class A)	44,918
447	*	Electro Scientific Industries, Inc	3,683
717	*	Electronics for Imaging, Inc	33,971
381		EMCORE Corp	4,058
202	*	ePlus, Inc	14,968
1,698	*	Extreme Networks, Inc	15,656

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,020	*	F5 Networks, Inc	$129,601
561	*	Fabrinet	23,932
256	*	FARO Technologies, Inc	9,677
1,732	*	Finisar Corp	44,997
2,680	*,e	Fitbit, Inc	14,231
2,126		Flir Systems, Inc	73,687
1,256	*	Harmonic, Inc	6,594
1,906		Harris Corp	207,907
25,987		Hewlett Packard Enterprise Co	431,124
26,686		HP, Inc	466,471
909	*	II-VI, Inc	31,179
400	*	Immersion Corp	3,632
2,249	*	Infinera Corp	23,997
554	*	Insight Enterprises, Inc	22,154
539		InterDigital, Inc	41,665
294	*	Intevac, Inc	3,263
563	*	IPG Photonics Corp	81,691
397	*	Iteris, Inc	2,469
536	*	Itron, Inc	36,314
2,790		Jabil Circuit, Inc	81,440
5,844		Juniper Networks, Inc	162,931
700	*	Kemet Corp	8,960
2,888	*	Keysight Technologies, Inc	112,430
411	*	Kimball Electronics, Inc	7,419
1,352	*	Knowles Corp	22,876
254	*	KVH Industries, Inc	2,413
350		Littelfuse, Inc	57,750
950	*	Lumentum Holdings, Inc	54,198
509	*	Maxwell Technologies, Inc	3,049
49		Mesa Laboratories, Inc	7,022
569		Methode Electronics, Inc	23,443
1,025	*,e	Microvision, Inc	2,173
2,561		Motorola, Inc	222,141
261		MTS Systems Corp	13,520
171	*	Napco Security Technologies, Inc	1,607
1,665		National Instruments Corp	66,966
1,908	*	NCR Corp	77,923
4,267		NetApp, Inc	170,893
505	*	Netgear, Inc	21,766
1,389	*	Netscout Systems, Inc	47,782
497	*	Novanta, Inc	17,892
2,605	*,e	Oclaro, Inc	24,331
280	*	OSI Systems, Inc	21,042
1,393	*	Palo Alto Networks, Inc	186,397
291		Park Electrochemical Corp	5,360
196		PC Connection, Inc	5,304
150	*	PC Mall, Inc	2,813
526		Plantronics, Inc	27,515
521	*	Plexus Corp	27,389
1,450	*	Pure Storage, Inc	18,575
326	*	Quantenna Communications, Inc	6,194
437	*	Quantum Corp	3,413
553	*	Radisys Corp	2,079

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

281	*	Rogers Corp	$30,522
1,157	*	Sanmina Corp	44,082
381	*	Scansource, Inc	15,354
1,028	*	ShoreTel, Inc	5,962
704	*	Sonus Networks, Inc	5,238
776	*	Stratasys Ltd	18,089
589	*	Super Micro Computer, Inc	14,519
548	*	Synaptics, Inc	28,337
461		SYNNEX Corp	55,302
187		Systemax, Inc	3,516
545	*	Tech Data Corp	55,045
3,952	*	Trimble Navigation Ltd	140,968
1,439	*	TTM Technologies, Inc	24,981
362	*,e	Ubiquiti Networks, Inc	18,813
652		Universal Display Corp	71,231
591	*	USA Technologies, Inc	3,073
1,742	*	VeriFone Systems, Inc	31,530
830	*	Viasat, Inc	54,946
3,584	*	Viavi Solutions, Inc	37,740
2,099		Vishay Intertechnology, Inc	34,843
161	*	Vishay Precision Group, Inc	2,785
4,521		Western Digital Corp	400,561
3,647		Xerox Corp	104,778
819	*	Zebra Technologies Corp (Class A)	82,326

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	20,929,472

TELECOMMUNICATION SERVICES - 1.9%
96,473		AT&T, Inc	3,639,926
110		ATN International, Inc	7,528
542	*	Boingo Wireless, Inc	8,108
8,452	e	CenturyLink, Inc	201,834
645	*	Cincinnati Bell, Inc	12,610
635		Cogent Communications Group, Inc	25,464
800	e	Consolidated Communications Holdings, Inc	17,176
362	*	Fairpoint Communications, Inc	5,665
18,484	e	Frontier Communications Corp	21,441
422	*	General Communication, Inc (Class A)	15,462
6,815	*,e	Globalstar, Inc	14,516
126	*	Hawaiian Telcom Holdco, Inc	3,149
263		IDT Corp (Class B)	3,779
509	*	Intelsat S.A.	1,558
1,269	*,e	Iridium Communications, Inc	14,022
4,626	*	Level 3 Communications, Inc	274,322
323	*	Lumos Networks Corp	5,772
259	*	Ooma, Inc	2,072
1,000	*	Orbcomm, Inc	11,300
184	*,e	pdvWireless, Inc	4,287
728		Shenandoah Telecom Co	22,350
309		Spok Holdings, Inc	5,469
9,867	*	Sprint Corp	81,008
135	*	Straight Path Communications, Inc	24,253
1,512		Telephone & Data Systems, Inc	41,958
4,607	*	T-Mobile US, Inc	279,276

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

247	*	US Cellular Corp	$9,465
64,047		Verizon Communications, Inc	2,860,339
3,101	*	Vonage Holdings Corp	20,281
2,934	e	Windstream Holdings, Inc	11,384
2,891	*	Zayo Group Holdings, Inc	89,332

		TOTAL TELECOMMUNICATION SERVICES	7,735,106

TRANSPORTATION - 2.1%
818	*	Air Transport Services Group, Inc	17,816
1,881		Alaska Air Group, Inc	168,839
203		Allegiant Travel Co	27,527
79		Amerco, Inc	28,919
6,977		American Airlines Group, Inc	351,083
378		Arkansas Best Corp	7,787
363	*	Atlas Air Worldwide Holdings, Inc	18,930
1,171	*	Avis Budget Group, Inc	31,933
2,198		CH Robinson Worldwide, Inc	150,959
480		Copa Holdings S.A. (Class A)	56,160
542		Costamare, Inc	3,962
185	*	Covenant Transportation Group, Inc	3,243
13,790		CSX Corp	752,382
306	*	Daseke, Inc	3,406
10,586		Delta Air Lines, Inc	568,892
609	*	Eagle Bulk Shipping, Inc	2,881
427	*	Echo Global Logistics, Inc	8,497
2,803		Expeditors International of Washington, Inc	158,313
3,880		FedEx Corp	843,240
466		Forward Air Corp	24,829
127	*	Genco Shipping & Trading Ltd	1,203
955	*	Genesee & Wyoming, Inc (Class A)	65,312
828	*	Hawaiian Holdings, Inc	38,875
728		Heartland Express, Inc	15,157
866	*,e	Hertz Global Holdings, Inc	9,959
505	*	Hub Group, Inc (Class A)	19,367
1,355		J.B. Hunt Transport Services, Inc	123,820
5,119	*	JetBlue Airways Corp	116,867
1,654		Kansas City Southern Industries, Inc	173,091
834	*	Kirby Corp	55,753
1,137		Knight Transportation, Inc	42,126
719		Landstar System, Inc	61,546
1,216		Macquarie Infrastructure Co LLC	95,334
319		Marten Transport Ltd	8,741
668		Matson, Inc	20,067
1,552	*	Navios Maritime Holdings, Inc	2,126
4,537		Norfolk Southern Corp	552,153
956		Old Dominion Freight Line	91,049
124		Park-Ohio Holdings Corp	4,724
580	*	Radiant Logistics, Inc	3,120
411	*	Roadrunner Transportation Services Holdings, Inc	2,988
834		Ryder System, Inc	60,031
719	*	Safe Bulkers, Inc	1,647
390	*	Saia, Inc	20,007
401		Schneider National, Inc	8,970

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

934	*	Scorpio Bulkers, Inc	$6,631
751		Skywest, Inc	26,360
8,801		Southwest Airlines Co	546,894
1,133	*	Spirit Airlines, Inc	58,519
1,199	*	Swift Transportation Co, Inc	31,774
12,667		Union Pacific Corp	1,379,562
4,403	*	United Continental Holdings, Inc	331,326
10,814		United Parcel Service, Inc (Class B)	1,195,920
122		Universal Truckload Services, Inc	1,830
701		Werner Enterprises, Inc	20,574
1,715	*	XPO Logistics, Inc	110,840
521	*	YRC Worldwide, Inc	5,794

		TOTAL TRANSPORTATION	8,539,655

UTILITIES - 3.1%
10,340		AES Corp	114,877
892		Allete, Inc	63,939
3,565		Alliant Energy Corp	143,206
3,776		Ameren Corp	206,434
7,732		American Electric Power Co, Inc	537,142
561		American States Water Co	26,597
2,765		American Water Works Co, Inc	215,532
2,787		Aqua America, Inc	92,807
177	*	AquaVenture Holdings Ltd	2,696
111		Artesian Resources Corp	4,178
1,866	*	Atlantic Power Corp	4,478
1,638		Atmos Energy Corp	135,872
895		Avangrid, Inc	39,514
1,041		Avista Corp	44,201
832		Black Hills Corp	56,135
324	*	Cadiz, Inc	4,374
742		California Water Service Group	27,306
5,615	*	Calpine Corp	75,971
6,767		Centerpoint Energy, Inc	185,280
244		Chesapeake Utilities Corp	18,288
4,375		CMS Energy Corp	202,344
165		Connecticut Water Service, Inc	9,159
4,796		Consolidated Edison, Inc	387,613
213		Consolidated Water Co, Inc	2,641
102		Delta Natural Gas Co, Inc	3,108
9,695		Dominion Resources, Inc	742,928
2,733		DTE Energy Co	289,124
10,984		Duke Energy Corp	918,153
1,845	*	Dynegy, Inc	15,258
4,924		Edison International	385,008
667		El Paso Electric Co	34,484
2,813		Entergy Corp	215,954
4,939		Eversource Energy	299,847
14,510		Exelon Corp	523,376
6,954		FirstEnergy Corp	202,779
182		Genie Energy Ltd	1,387
133		Global Water Resources, Inc	1,317
3,467		Great Plains Energy, Inc	101,514

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,875		Hawaiian Electric Industries, Inc	$60,712
870		Idacorp, Inc	74,254
2,961		MDU Resources Group, Inc	77,578
640		MGE Energy, Inc	41,184
240		Middlesex Water Co	9,504
1,172		National Fuel Gas Co	65,444
1,312		New Jersey Resources Corp	52,086
7,332		NextEra Energy, Inc	1,027,433
4,785		NiSource, Inc	121,348
445		Northwest Natural Gas Co	26,633
871		NorthWestern Corp	53,148
4,799		NRG Energy, Inc	82,639
535		NRG Yield, Inc (Class A)	9,127
981		NRG Yield, Inc (Class C)	17,266
3,173		OGE Energy Corp	110,389
811		ONE Gas, Inc	56,616
751		Ormat Technologies, Inc	44,069
743		Otter Tail Corp	29,423
1,257		Pattern Energy Group, Inc	29,967
7,814		PG&E Corp	518,615
1,744		Pinnacle West Capital Corp	148,519
1,320		PNM Resources, Inc	50,490
1,479		Portland General Electric Co	67,575
10,731		PPL Corp	414,860
7,920		Public Service Enterprise Group, Inc	340,639
250	*	Pure Cycle Corp	1,937
105	*,e	RGC Resources, Inc	2,975
1,942		SCANA Corp	130,133
3,883		Sempra Energy	437,808
254		SJW Corp	12,492
1,236		South Jersey Industries, Inc	42,234
15,300		Southern Co	732,564
699		Southwest Gas Corp	51,069
172	e	Spark Energy, Inc	3,234
732		Spire, Inc	51,057
1,539		TerraForm Global, Inc	7,772
1,278		TerraForm Power, Inc	15,336
2,656		UGI Corp	128,577
217		Unitil Corp	10,483
1,461		Vectren Corp	85,381
3,786		Vistra Energy Corp	63,567
557	*,e	Vivint Solar, Inc	3,258
4,947		WEC Energy Group, Inc	303,647
2,248		Westar Energy, Inc	119,189
793		WGL Holdings, Inc	66,160
7,913		Xcel Energy, Inc	363,048
203		York Water Co	7,075

		TOTAL UTILITIES	12,503,335

		TOTAL COMMON STOCKS (Cost $206,655,944)	396,439,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	$112

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	112

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $7)	112

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 1.4%
$5,450,000	Federal Home Loan Bank (FHLB)	0.650%	07/03/17	5,450,000

				5,450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
2,965,503	c	State Street Navigator Securities Lending Government Money Market Portfolio	2,965,503

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,965,503

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,415,306)	8,415,503

		TOTAL INVESTMENTS - 100.6% (Cost $215,071,257)	404,854,926
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(2,580,405)

		NET ASSETS - 100.0%	$402,274,521

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,869,437.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUSTRIA - 1.1%
49,422		Wienerberger AG.	$1,124,309

		TOTAL AUSTRIA	1,124,309

CANADA - 0.4%
14,347		Suncor Energy, Inc	419,192

		TOTAL CANADA	419,192

CHINA - 0.6%
2,091	*	Alibaba Group Holding Ltd (ADR)	294,622
7,700		Tencent Holdings Ltd	276,237

		TOTAL CHINA	570,859

DENMARK - 2.4%
30,680		DSV AS	1,884,492
13,130		Novo Nordisk AS	564,160

		TOTAL DENMARK	2,448,652

FRANCE - 27.0%
132,987		Accor S.A.	6,238,309
62,613	*,g	ALD S.A.	983,309
2,132		BNP Paribas	153,488
63,492		Compagnie de Saint-Gobain	3,390,792
5,925		Essilor International S.A.	753,735
9,367		Kering	3,189,573
19,730		Nexity	1,145,111
60,590		Schneider Electric S.A.	4,656,309
72,799		Societe Generale	3,925,732
39,828		Vinci S.A.	3,397,387

		TOTAL FRANCE	27,833,745

GERMANY - 14.0%
14,297		Deutsche Post AG.	536,684
21,766		Henkel KGaA (Preference)	3,001,394
46,692		Lanxess AG.	3,541,132
30,109		Linde AG.	5,731,337
55,977		ThyssenKrupp AG.	1,595,342

		TOTAL GERMANY	14,405,889

HONG KONG - 1.0%
46,085		Melco Crown Entertainment Ltd (ADR)	1,034,608

		TOTAL HONG KONG	1,034,608

INDIA - 12.6%
83,962		Asian Paints Ltd	1,430,993

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

306,007	*	Crompton Greaves Consumer Electricals Ltd	$1,071,478
4,087	*	Eicher Motors Ltd	1,708,352
139,937	*	Havells India Ltd	995,603
101,302		HDFC Bank Ltd	2,587,715
87,652		Housing Development Finance Corp	2,189,021
89,345	*	IndusInd Bank Ltd	2,042,690
127,163	*,g	RBL Bank Ltd	998,012

		TOTAL INDIA	13,023,864

ITALY - 8.6%
451,033		Banca Intesa S.p.A.	1,434,650
217,731		Mediobanca S.p.A.	2,154,020
53,665		Moncler S.p.A	1,258,901
214,610	*	UniCredit S.p.A	4,019,910

		TOTAL ITALY	8,867,481

JAPAN - 14.3%
158,400	*,e	Aiful Corp	579,303
29,402		Dai-ichi Mutual Life Insurance Co	533,688
224,065		Hitachi Ltd	1,381,516
499,242	*	Ishikawajima-Harima Heavy Industries Co Ltd	1,706,100
69,227		Komatsu Ltd	1,776,879
28,924		Konami Corp	1,610,074
131,704		Mitsubishi UFJ Financial Group, Inc	888,349
30,299		Olympus Corp	1,110,106
29,070		Seven & I Holdings Co Ltd	1,199,557
91,952		Sony Corp	3,507,394
11,703		Tokio Marine Holdings, Inc	487,000

		TOTAL JAPAN	14,779,966

NETHERLANDS - 1.4%
14,640		Heineken NV	1,423,515

		TOTAL NETHERLANDS	1,423,515

SWEDEN - 2.0%
63,631		Electrolux AB (Series B)	2,086,539

		TOTAL SWEDEN	2,086,539

SWITZERLAND - 3.9%
1,658	e	Burckhardt Compression Holding AG.	475,493
1,373		Geberit AG.	641,136
353,615		Glencore Xstrata plc	1,325,075
21,741		Swatch Group AG. (Registered)	1,588,233

		TOTAL SWITZERLAND	4,029,937

TAIWAN - 1.0%
828,605		Advanced Semiconductor Engineering, Inc	1,062,064

		TOTAL TAIWAN	1,062,064

UNITED KINGDOM - 5.3%
384,445		CNH Industrial NV	4,359,892
37,746		Diageo plc	1,115,460

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

1,118		Rio Tinto plc			$47,349

		TOTAL UNITED KINGDOM			5,522,701

UNITED STATES - 1.4%
27,984		WisdomTree Japan Hedged Equity Fund			1,455,168

		TOTAL UNITED STATES			1,455,168

URUGUAY - 1.0%
139,351	*	Arcos Dorados Holdings, Inc			1,038,165

		TOTAL URUGUAY			1,038,165

		TOTAL COMMON STOCKS (Cost $87,342,754)			101,126,654

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.9%
$950,000		Federal Home Loan Bank (FHLB)	0.650%	07/03/17	950,000

		TOTAL GOVERNMENT AGENCY DEBT			950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
1,056,881	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,056,881

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,056,881

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,006,847)			2,006,881

		TOTAL INVESTMENTS - 99.9% (Cost $89,349,601)			103,133,535
		OTHER ASSETS & LIABILITIES, NET - 0.1%			106,112

		NET ASSETS - 100.0%			$103,239,647

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $999,609.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $1,981,321 or 1.9% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$26,512,428	25.7%
FINANCIALS	23,448,746	22.7
CONSUMER DISCRETIONARY	21,013,200	20.4
MATERIALS	14,795,537	14.3
CONSUMER STAPLES	6,739,926	6.5
INFORMATION TECHNOLOGY	4,624,513	4.5
HEALTH CARE	2,428,001	2.4
REAL ESTATE	1,145,111	1.1
ENERGY	419,192	0.4
SHORT-TERM INVESTMENTS	2,006,881	1.9
OTHER ASSETS & LIABILITIES, NET	106,112	0.1

NET ASSETS	$103,239,647	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$ 48,757	i	Dealer Tire LLC	5.060%	12/22/21	$49,366

		TOTAL AUTOMOBILES & COMPONENTS			49,366

CAPITAL GOODS - 0.0%
12,845	i	Zebra Technologies Corp	3.723	10/27/21	12,880

		TOTAL CAPITAL GOODS			12,880

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
96,994	i	TransUnion LLC	3.726	04/09/23	97,548

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			97,548

CONSUMER SERVICES - 0.3%
74,301	i	Allied Universal Holdco LLC	5.046	07/28/22	74,456
96,000	i	Jackson Hewitt Tax Service, Inc	8.172	07/30/20	91,200
98,313	i	KinderCare Education LLC	5.046	08/12/22	98,744
73,115	i	ProQuest, LLC	5.476	10/24/21	73,344

		TOTAL CONSUMER SERVICES			337,744

ENERGY - 0.0%
15,000	i	California Resources Corp	11.534	12/31/21	15,825

		TOTAL ENERGY			15,825

FOOD, BEVERAGE & TOBACCO - 0.0%
29,626	i	Hostess Brands LLC	3.730	08/03/22	29,707

		TOTAL FOOD, BEVERAGE & TOBACCO			29,707

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
97,182	i	DaVita HealthCare Partners, Inc	3.980	06/24/21	97,304
52,711	i	Greatbatch Ltd	4.710	10/27/22	52,869

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			150,173

MATERIALS - 0.0%
24,604	i	Plaze, Inc	4.550	07/29/22	24,676
40,000	i	Solenis International LP	7.952	07/29/22	39,980

		TOTAL MATERIALS			64,656

MEDIA - 0.1%
98,250	i	CDS US Intermediate Holdings, Inc	5.300	07/08/22	98,618
49,219	i	CSC Holdings LLC	3.460	07/17/25	48,837

		TOTAL MEDIA			147,455

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
49,211	i	Quintiles IMS, Inc	3.172	03/07/24	49,441

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			49,441

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.0%
$ 72,574	i	DTZ US Borrower LLC	4.420%	11/04/21	$72,429

		TOTAL REAL ESTATE			72,429

RETAILING - 0.0%
24,551	i	CHI Doors Holdings Corp	4.480	07/31/22	24,408

		TOTAL RETAILING			24,408

SOFTWARE & SERVICES - 0.0%
47,952	i	Mitchell International, Inc	4.670	10/13/20	48,162
976	i	SS&C European Holdings SARL	3.480	07/08/22	979
16,099	i	SS&C Technologies, Inc	3.480	07/08/22	16,154

		TOTAL SOFTWARE & SERVICES			65,295

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
87,700	i	CommScope, Inc	3.296	12/29/22	87,956
65,091	i	Sensata Technologies BV	3.380	10/14/21	65,490

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			153,446

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,263,358)			1,270,373

BONDS - 94.2%

CORPORATE BONDS - 44.3%

AUTOMOBILES & COMPONENTS - 0.8%
175,000	g	BMW US Capital LLC	2.000	04/11/21	173,408
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	106,438
125,000		Delphi Automotive plc	3.150	11/19/20	127,681
100,000		Delphi Automotive plc	4.400	10/01/46	99,857
100,000		Ford Motor Co	4.346	12/08/26	102,986
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	103,500
200,000	g	Hyundai Capital America	2.000	07/01/19	198,418
200,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	199,190
175,000		Magna International, Inc	3.625	06/15/24	179,699
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	157,500

		TOTAL AUTOMOBILES & COMPONENTS			1,448,677

BANKS - 6.8%
200,000	g,i	Akbank TAS	7.200	03/16/27	209,280
300,000		Bank of America Corp	2.151	11/09/20	298,616
200,000		Bank of America Corp	3.875	08/01/25	206,921
300,000		Bank of America Corp	3.248	10/21/27	289,933
200,000	i	Bank of America Corp	3.824	01/20/28	203,494
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	225,677
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	151,805
125,000		Barclays plc	3.650	03/16/25	124,429
100,000	g	BPCE S.A.	3.000	05/22/22	100,900
250,000		Branch Banking & Trust Co	2.300	10/15/18	251,597

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 60,000		Capital One Bank USA NA	3.375%	02/15/23	$60,504
750,000		Citigroup, Inc	3.200	10/21/26	729,469
200,000	i	Citigroup, Inc	3.887	01/10/28	203,274
100,000		Citizens Bank NA	2.650	05/26/22	99,719
125,000		Compass Bank	2.875	06/29/22	124,509
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	251,458
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	324,979
100,000	g	Credit Agricole S.A.	2.500	04/15/19	100,983
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	200,467
75,000		Discover Bank	3.100	06/04/20	76,423
125,000		Discover Bank	3.200	08/09/21	127,300
200,000	g	GTH Finance BV	7.250	04/26/23	220,602
150,000	g	HSBC Bank plc	4.125	08/12/20	158,380
375,000		HSBC Holdings plc	2.650	01/05/22	373,731
225,000	i	HSBC Holdings plc	3.262	03/13/23	229,238
200,000		HSBC Holdings plc	4.375	11/23/26	207,545
200,000	i	HSBC Holdings plc	4.041	03/13/28	207,178
375,000		JPMorgan Chase & Co	2.750	06/23/20	381,343
325,000		JPMorgan Chase & Co	2.295	08/15/21	323,078
200,000	i	JPMorgan Chase & Co	2.776	04/25/23	200,337
150,000		JPMorgan Chase & Co	2.700	05/18/23	148,335
350,000		JPMorgan Chase & Co	3.200	06/15/26	345,928
175,000		JPMorgan Chase & Co	2.950	10/01/26	168,910
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	102,950
80,000		KeyBank NA	2.500	12/15/19	80,802
100,000		Lloyds Banking Group plc	3.000	01/11/22	100,977
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,850
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	225,314
225,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	232,249
250,000		National Australia Bank Ltd	2.500	07/12/26	235,965
175,000		PNC Bank NA	2.200	01/28/19	175,947
225,000		PNC Bank NA	2.250	07/02/19	226,654
350,000		PNC Bank NA	2.600	07/21/20	354,927
150,000		PNC Bank NA	2.700	11/01/22	150,022
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	162,610
500,000		Royal Bank of Canada	1.200	09/19/17	499,800
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	303,636
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	75,557
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	150,918
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	259,934
250,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	248,926
125,000		SunTrust Banks, Inc	2.900	03/03/21	126,894
100,000		SunTrust Banks, Inc	2.750	05/01/23	99,674
100,000		Synchrony Bank	3.000	06/15/22	99,537
250,000		Toronto-Dominion Bank	2.500	12/14/20	252,862
100,000	i	Toronto-Dominion Bank	3.625	09/15/31	99,218
200,000	g	Turkiye Is Bankasi	5.500	04/21/22	200,714
125,000		UnionBanCal Corp	3.500	06/18/22	128,749
370,000		US Bank NA	2.800	01/27/25	366,495
200,000		Westpac Banking Corp	2.700	08/19/26	191,800
150,000	i	Westpac Banking Corp	4.322	11/23/31	153,755

		TOTAL BANKS			12,734,078

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 1.8%
$ 200,000	g	Adani Ports & Special Economic Zone Ltd	4.000%	07/30/27	$197,875
250,000		Air Lease Corp	3.875	04/01/21	260,759
100,000		Eaton Corp	4.000	11/02/32	103,566
150,000		Embraer Netherlands Finance BV	5.400	02/01/27	156,750
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	128,029
175,000		Lockheed Martin Corp	2.500	11/23/20	177,387
100,000		Lockheed Martin Corp	3.550	01/15/26	103,630
150,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	151,070
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	203,903
200,000	g	Myriad International Holdings BV	4.850	07/06/27	200,500
100,000	g	Parker-Hannifin Corp	3.250	03/01/27	101,034
125,000		Rockwell Automation, Inc	2.050	03/01/20	125,065
175,000		Rockwell Collins, Inc	3.500	03/15/27	177,475
125,000		Roper Technologies, Inc	3.800	12/15/26	128,445
250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	244,192
250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	236,068
100,000	g	Stena AB	7.000	02/01/24	92,750
100,000		Textron, Inc	3.875	03/01/25	102,732
425,000		Timken Co	3.875	09/01/24	423,382
150,000		United Technologies Corp	3.750	11/01/46	147,104

		TOTAL CAPITAL GOODS			3,461,716

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
25,000		AECOM	5.750	10/15/22	26,156
50,000		AECOM	5.875	10/15/24	54,375
225,000	g	Daimler Finance North America LLC	2.200	10/30/21	222,252
25,000		Equifax, Inc	3.250	06/01/26	24,428
45,000	g	Herc Rentals, Inc	7.750	06/01/24	47,475
75,000		Republic Services, Inc	3.800	05/15/18	76,326
350,000		Republic Services, Inc	3.550	06/01/22	364,248
150,000		Republic Services, Inc	3.200	03/15/25	151,194
290,000		Republic Services, Inc	2.900	07/01/26	284,352
75,000		United Rentals North America, Inc	5.500	07/15/25	78,563
50,000		Waste Management, Inc	2.400	05/15/23	49,334
50,000		Waste Management, Inc	3.900	03/01/35	51,674
50,000		Waste Management, Inc	4.100	03/01/45	52,476

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,482,853

CONSUMER DURABLES & APPAREL - 0.3%
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	76,775
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	103,563
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	132,736
100,000		PVH Corp	4.500	12/15/22	103,250
100,000		Whirlpool Corp	3.700	03/01/23	103,453

		TOTAL CONSUMER DURABLES & APPAREL			519,777

CONSUMER SERVICES - 0.2%
100,000		ADT Corp	6.250	10/15/21	108,875
100,000		Aramark Services, Inc	4.750	06/01/26	103,750
65,000	g	International Game Technology	5.625	02/15/20	69,105
70,000		Speedway Motorsports, Inc	5.125	02/01/23	71,050

		TOTAL CONSUMER SERVICES			352,780

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.0%
$ 125,000		American Express Centurion Bank	6.000%	09/13/17	$126,021
225,000		American Express Credit Corp	2.700	03/03/22	226,871
175,000		American Express Credit Corp	3.300	05/03/27	174,474
200,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	199,600
50,000		Bank of New York Mellon Corp	5.450	05/15/19	53,272
225,000	g	Bayer US Finance LLC	2.375	10/08/19	226,802
200,000	g	Bayer US Finance LLC	3.375	10/08/24	204,799
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	126,419
175,000		Capital One Financial Corp	3.050	03/09/22	176,356
175,000		Capital One Financial Corp	3.750	03/09/27	174,384
125,000		Credit Suisse	2.300	05/28/19	125,827
250,000	g	Credit Suisse Group AG.	3.574	01/09/23	256,339
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	206,163
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	151,566
125,000	g	EDP Finance BV	3.625	07/15/24	124,055
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	35,192
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	755,020
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	329,846
200,000		Ford Motor Credit Co LLC	3.339	03/28/22	202,925
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	279,770
300,000		General Motors Financial Co, Inc	3.200	07/06/21	303,344
125,000		General Motors Financial Co, Inc	3.950	04/13/24	126,744
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	303,285
100,000	i	Goldman Sachs Group, Inc	3.691	06/05/28	100,408
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	138,804
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	110,802
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	215,250
200,000	g	ICICI Bank Ltd	4.000	03/18/26	202,051
100,000		International Lease Finance Corp	5.875	08/15/22	112,883
100,000		Legg Mason, Inc	2.700	07/15/19	100,845
100,000		Legg Mason, Inc	3.950	07/15/24	101,462
325,000		Morgan Stanley	1.875	01/05/18	325,393
175,000		Morgan Stanley	2.750	05/19/22	174,942
450,000		Morgan Stanley	3.125	07/27/26	437,557
150,000		Morgan Stanley	3.625	01/20/27	150,957
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	55,607
125,000		Raymond James Financial, Inc	4.950	07/15/46	135,842
300,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	293,387
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	124,691
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	153,222
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	199,554
175,000		Unilever Capital Corp	2.900	05/05/27	172,657
750,000		Wells Fargo & Co	2.100	07/26/21	739,988
200,000		Wells Fargo & Co	3.069	01/24/23	202,658
225,000	i	Wells Fargo & Co	3.584	05/22/28	227,351

		TOTAL DIVERSIFIED FINANCIALS			9,365,385

ENERGY - 2.9%
100,000		Anadarko Petroleum Corp	5.550	03/15/26	111,761
250,000		BP Capital Markets plc	1.375	05/10/18	249,487
300,000		BP Capital Markets plc	2.315	02/13/20	302,732

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000	g	Cenovus Energy, Inc	4.250%	04/15/27	$119,091
125,000	g	Cenovus Energy, Inc	5.400	06/15/47	116,821
10,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	11,150
150,000		Concho Resources, Inc	5.500	04/01/23	154,125
50,000		Ecopetrol S.A.	5.875	09/18/23	54,675
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,510
100,000		Enbridge Energy Partners LP	4.375	10/15/20	105,244
150,000		Enbridge Energy Partners LP	5.875	10/15/25	171,132
100,000		EnCana Corp	3.900	11/15/21	101,919
155,000		EnLink Midstream Partners LP	4.850	07/15/26	161,280
200,000		Enterprise Products Operating LLC	3.750	02/15/25	205,978
100,000		Enterprise Products Operating LLC	3.700	02/15/26	101,860
75,000		Enterprise Products Operating LLC	4.450	02/15/43	74,633
175,000		Enterprise Products Operating LLC	4.850	03/15/44	185,756
75,000		Enterprise Products Operating LLC	5.100	02/15/45	82,469
25,000		EP Energy LLC	6.375	06/15/23	14,687
75,000		Exterran Partners LP	6.000	10/01/22	72,750
200,000		Exxon Mobil Corp	2.222	03/01/21	201,294
50,000		Ferrellgas Partners LP	6.750	01/15/22	47,125
75,000		Hess Corp	4.300	04/01/27	73,266
100,000		Husky Energy, Inc	3.950	04/15/22	103,358
100,000		Magellan Midstream Partners LP	4.250	09/15/46	97,785
150,000		Marathon Oil Corp	2.700	06/01/20	148,665
100,000		Marathon Petroleum Corp	3.625	09/15/24	101,052
52,000		Noble Energy, Inc	5.625	05/01/21	53,490
200,000		ONE Gas, Inc	2.070	02/01/19	200,447
100,000		ONE Gas, Inc	3.610	02/01/24	104,255
100,000		Petrobras Global Finance BV	6.125	01/17/22	103,250
50,000		Petrobras Global Finance BV	7.250	03/17/44	49,163
50,000		Petroleos Mexicanos	5.500	02/04/19	52,200
75,000		Petroleos Mexicanos	6.375	02/04/21	81,173
150,000		Petroleos Mexicanos	3.500	01/30/23	143,775
80,000		Petroleos Mexicanos	4.250	01/15/25	77,800
150,000	g	Petroleos Mexicanos	6.500	03/13/27	161,138
75,000		Phillips 66	4.875	11/15/44	80,452
45,000		Pioneer Natural Resources Co	7.500	01/15/20	50,642
150,000		Pioneer Natural Resources Co	3.450	01/15/21	154,099
125,000		Pioneer Natural Resources Co	4.450	01/15/26	131,444
32,000		Questar Market Resources, Inc	6.875	03/01/21	33,200
175,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	176,824
75,000		Shell International Finance BV	2.375	08/21/22	74,559
75,000		Shell International Finance BV	4.000	05/10/46	74,207
100,000		Statoil ASA	1.200	01/17/18	99,849
200,000		Statoil ASA	2.450	01/17/23	198,105
10,000		Tesoro Logistics LP	6.125	10/15/21	10,400
10,000		Tesoro Logistics LP	6.375	05/01/24	10,825
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	123,194
50,000		Vale Overseas Ltd	4.375	01/11/22	50,890
25,000		Vale Overseas Ltd	6.875	11/21/36	26,813

		TOTAL ENERGY			5,518,799

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 1.1%
$ 100,000	g	Albertsons Cos LLC	6.625%	06/15/24	$99,250
400,000		CVS Health Corp	2.800	07/20/20	407,208
275,000		CVS Health Corp	2.125	06/01/21	271,622
421,000		CVS Health Corp	3.875	07/20/25	437,772
275,000		CVS Health Corp	2.875	06/01/26	266,526
140,000		Ingles Markets, Inc	5.750	06/15/23	137,725
100,000		SYSCO Corp	2.500	07/15/21	100,263
100,000		SYSCO Corp	3.250	07/15/27	98,382
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	259,672
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	99,799

		TOTAL FOOD & STAPLES RETAILING			2,178,219

FOOD, BEVERAGE & TOBACCO - 1.0%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	253,331
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	154,440
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	226,046
100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	113,027
225,000		Constellation Brands, Inc	6.000	05/01/22	256,611
150,000	g	Heineken NV	3.500	01/29/28	152,243
100,000	g	Heineken NV	4.350	03/29/47	104,319
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	102,568
275,000		PepsiCo, Inc	3.450	10/06/46	258,787
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	186,623
125,000		Tyson Foods, Inc	3.550	06/02/27	125,721

		TOTAL FOOD, BEVERAGE & TOBACCO			1,933,716

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
250,000		Becton Dickinson and Co	3.700	06/06/27	250,392
150,000		Cardinal Health, Inc	3.410	06/15/27	149,359
100,000		Covidien International Finance S.A.	3.200	06/15/22	103,381
375,000		Express Scripts Holding Co	3.400	03/01/27	361,961
15,000		HCA, Inc	6.500	02/15/20	16,369
150,000		HCA, Inc	5.875	03/15/22	166,312
30,000		LifePoint Health, Inc	5.375	05/01/24	31,050
200,000		Medtronic, Inc	4.625	03/15/45	225,411
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,745
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	103,447
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	127,155
100,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	97,249
105,000		Zimmer Holdings, Inc	3.550	04/01/25	106,068

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,838,899

INSURANCE - 1.7%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	101,716
125,000		Aetna, Inc	1.500	11/15/17	125,004
100,000		Aetna, Inc	4.125	11/15/42	101,957
100,000		Allstate Corp	3.280	12/15/26	101,503
100,000	i	Allstate Corp	5.750	08/15/53	109,500
100,000		American Financial Group, Inc	3.500	08/15/26	99,062
200,000		American International Group, Inc	2.300	07/16/19	201,069
90,000		American International Group, Inc	3.750	07/10/25	91,680
150,000		Aon plc	3.875	12/15/25	156,760
200,000		Children’s Hospital Medic	4.268	05/15/44	213,677
20,000		Cigna Corp	5.125	06/15/20	21,691

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Cigna Corp	4.500%	03/15/21	$106,691
100,000		CNA Financial Corp	3.950	05/15/24	103,739
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	101,827
100,000		Humana, Inc	3.850	10/01/24	103,934
100,000		Humana, Inc	3.950	03/15/27	104,227
125,000		Mercury General Corp	4.400	03/15/27	126,699
100,000		MetLife, Inc	3.600	11/13/25	103,734
100,000	g	Prudential Funding LLC	6.750	09/15/23	119,292
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	100,402
25,000		Travelers Cos, Inc	5.800	05/15/18	25,902
100,000		Travelers Cos, Inc	4.000	05/30/47	102,254
150,000		UnitedHealth Group, Inc	3.750	07/15/25	158,002
100,000		UnitedHealth Group, Inc	3.450	01/15/27	102,831
225,000		UnitedHealth Group, Inc	4.250	04/15/47	239,497
250,000		WellPoint, Inc	3.125	05/15/22	254,629
25,000		WR Berkley Corp	5.375	09/15/20	27,059

		TOTAL INSURANCE			3,204,338

MATERIALS - 2.1%
100,000		Agrium, Inc	4.125	03/15/35	99,624
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	194,696
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	36,813
100,000		Albemarle Corp	5.450	12/01/44	116,321
25,000		Barrick Gold Corp	3.850	04/01/22	26,677
25,000		Berry Plastics Corp	6.000	10/15/22	26,656
40,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	46,351
50,000		Blue Cube Spinco, Inc	9.750	10/15/23	60,500
50,000		Blue Cube Spinco, Inc	10.000	10/15/25	61,500
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	228,750
100,000		Corning, Inc	1.450	11/15/17	99,940
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	213,506
100,000	g	CRH America Finance, Inc	3.400	05/09/27	100,017
105,000		Crown Americas LLC	4.500	01/15/23	109,987
200,000	g	Equate Petrochemical BV	3.000	03/03/22	197,005
100,000	g	Georgia-Pacific LLC	3.600	03/01/25	103,112
125,000	g	Glencore Funding LLC	4.125	05/30/23	128,261
125,000	g	Glencore Funding LLC	4.625	04/29/24	130,708
250,000	g	Glencore Funding LLC	4.000	03/27/27	246,000
50,000		Hexion US Finance Corp	6.625	04/15/20	45,625
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	203,278
200,000	g	Klabin Finance S.A.	5.250	07/16/24	202,200
260,000		Monsanto Co	3.375	07/15/24	263,797
150,000		Newmont Mining Corp	4.875	03/15/42	158,697
25,000		Nucor Corp	4.000	08/01/23	26,421
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	88,200
150,000		Packaging Corp of America	3.650	09/15/24	152,967
100,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	101,283
70,000	g	Sealed Air Corp	5.250	04/01/23	75,075
100,000		Sherwin-Williams Co	3.450	06/01/27	100,712
25,000		Sherwin-Williams Co	4.500	06/01/47	26,234
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,674
50,000		Teck Resources Ltd	3.750	02/01/23	48,688
45,000	g	Univar, Inc	6.750	07/15/23	46,913

		TOTAL MATERIALS			3,792,188

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.8%
$ 500,000		21st Century Fox America, Inc	3.000%	09/15/22	$507,222
50,000		21st Century Fox America, Inc	6.900	08/15/39	66,078
100,000		AMC Entertainment, Inc	5.875	02/15/22	104,500
150,000		CBS Corp	2.300	08/15/19	150,986
100,000		CBS Corp	2.900	01/15/27	94,724
100,000		CBS Corp	3.375	02/15/28	98,021
250,000		Charter Communications Operating LLC	3.579	07/23/20	258,324
175,000		Charter Communications Operating LLC	4.464	07/23/22	186,436
325,000		Charter Communications Operating LLC	4.908	07/23/25	351,134
75,000		Cinemark USA, Inc	4.875	06/01/23	76,617
300,000		Comcast Corp	3.200	07/15/36	281,147
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	55,625
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,413
80,000	g	Gannett Co, Inc	5.500	09/15/24	82,400
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,175
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,441
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,875
50,000		Outfront Media Capital LLC	5.250	02/15/22	51,812
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	51,750
75,000		Time Warner Cable, Inc	5.875	11/15/40	83,693
450,000		Time Warner, Inc	2.100	06/01/19	450,203
100,000		Time Warner, Inc	3.800	02/15/27	100,687
125,000		Walt Disney Co	2.450	03/04/22	125,942

		TOTAL MEDIA			3,470,205

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
100,000		Abbott Laboratories	3.875	09/15/25	102,862
400,000		Abbott Laboratories	3.750	11/30/26	408,366
100,000		Abbott Laboratories	5.300	05/27/40	113,362
425,000		AbbVie, Inc	2.500	05/14/20	429,896
300,000		AbbVie, Inc	3.200	05/14/26	296,487
550,000		Actavis Funding SCS	3.800	03/15/25	568,941
100,000		Actavis Funding SCS	4.550	03/15/35	106,821
100,000		Amgen, Inc	1.850	08/19/21	97,759
150,000		Amgen, Inc	2.600	08/19/26	141,971
100,000		AstraZeneca plc	3.125	06/12/27	99,681
175,000		Celgene Corp	2.875	08/15/20	178,937
250,000		Celgene Corp	3.875	08/15/25	261,111
250,000		Gilead Sciences, Inc	3.650	03/01/26	257,497
150,000		Gilead Sciences, Inc	2.950	03/01/27	145,597
150,000		Johnson & Johnson	2.950	03/03/27	151,810
100,000		Johnson & Johnson	3.625	03/03/37	104,697
100,000		Mylan NV	3.750	12/15/20	103,932
100,000		Mylan NV	3.950	06/15/26	101,334
175,000		Novartis Capital Corp	3.000	11/20/25	176,820
200,000		Novartis Capital Corp	3.100	05/17/27	202,431
73,000		Perrigo Finance plc	4.900	12/15/44	74,130
150,000		Pfizer, Inc	4.125	12/15/46	159,336
200,000	g	Roche Holdings, Inc	2.375	01/28/27	189,698
50,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	49,078
100,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	94,978

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,617,532

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 2.8%
$ 100,000	Alexandria Real Estate Equities, Inc	3.950%	01/15/27	$101,860
100,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	101,700
200,000	American Tower Corp	3.300	02/15/21	205,208
50,000	American Tower Corp	4.400	02/15/26	52,418
150,000	Brandywine Operating Partnership LP	4.100	10/01/24	150,528
100,000	Brixmor Operating Partnership LP	3.875	08/15/22	102,239
125,000	Brixmor Operating Partnership LP	3.250	09/15/23	122,161
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	197,391
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	99,429
35,000	Camden Property Trust	4.625	06/15/21	37,267
100,000	Camden Property Trust	2.950	12/15/22	99,285
100,000	Crown Castle International Corp	2.250	09/01/21	98,401
110,000	Crown Castle International Corp	4.875	04/15/22	120,154
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	105,234
100,000	DDR Corp	3.625	02/01/25	95,140
75,000	DDR Corp	4.250	02/01/26	73,539
100,000	DDR Corp	4.700	06/01/27	100,227
100,000	Developers Diversified Realty Corp	4.750	04/15/18	101,958
40,000	Developers Diversified Realty Corp	7.875	09/01/20	45,815
100,000	Duke Realty LP	3.250	06/30/26	98,209
100,000	Equity One, Inc	3.750	11/15/22	103,469
75,000	Essex Portfolio LP	3.375	01/15/23	75,715
100,000	Federal Realty Investment Trust	3.250	07/15/27	98,122
25,000	Healthcare Realty Trust, Inc	5.750	01/15/21	27,379
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	101,709
175,000	Healthcare Realty Trust, Inc	3.875	05/01/25	176,412
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	102,010
125,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	122,247
100,000	Highwoods Realty LP	3.875	03/01/27	99,944
100,000	Host Hotels & Resorts LP	4.500	02/01/26	104,873
100,000	Kimco Realty Corp	3.400	11/01/22	101,929
100,000	Liberty Property LP	3.250	10/01/26	96,873
100,000	Mid-America Apartments LP	4.300	10/15/23	105,834
125,000	Mid-America Apartments LP	3.750	06/15/24	128,134
100,000	Mid-America Apartments LP	3.600	06/01/27	99,494
50,000	National Retail Properties, Inc	3.800	10/15/22	52,071
100,000	National Retail Properties, Inc	3.300	04/15/23	101,120
100,000	National Retail Properties, Inc	4.000	11/15/25	102,269
150,000	Regency Centers LP	3.900	11/01/25	153,121
200,000	Regency Centers LP	3.600	02/01/27	198,642
175,000	Simon Property Group LP	3.375	06/15/27	174,178
50,000	Weingarten Realty Investors	3.375	10/15/22	50,570
100,000	Weingarten Realty Investors	3.500	04/15/23	100,660
100,000	Weingarten Realty Investors	4.450	01/15/24	104,674
100,000	Weingarten Realty Investors	3.850	06/01/25	100,651
100,000	Weingarten Realty Investors	3.250	08/15/26	95,335
325,000	Welltower, Inc	4.000	06/01/25	336,067

	TOTAL REAL ESTATE			5,221,665

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.4%
$ 100,000	g	Argos Merger Sub, Inc	7.125%	03/15/23	$89,000
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,437
100,000		AutoNation, Inc	3.350	01/15/21	101,803
300,000		AutoZone, Inc	2.500	04/15/21	299,190
100,000		AutoZone, Inc	3.250	04/15/25	98,257
15,000		Dollar Tree, Inc	5.750	03/01/23	15,806
125,000		Enable Midstream Partners LP	4.400	03/15/27	125,463
200,000		Home Depot, Inc	2.000	04/01/21	199,420
150,000		Home Depot, Inc	3.350	09/15/25	155,774
100,000		Home Depot, Inc	3.000	04/01/26	100,544
100,000		Home Depot, Inc	3.500	09/15/56	90,767
75,000		L Brands, Inc	6.875	11/01/35	72,375
75,000		L Brands, Inc	6.750	07/01/36	72,000
125,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	103,508
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	61,250
550,000		O’Reilly Automotive, Inc	3.550	03/15/26	553,825
125,000	g	Rolls-Royce plc	2.375	10/14/20	125,089
100,000	g	Rolls-Royce plc	3.625	10/14/25	103,009
100,000		Target Corp	2.500	04/15/26	94,813
125,000		Target Corp	3.625	04/15/46	116,803

		TOTAL RETAILING			2,604,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	3.150	05/11/27	301,058
125,000		Intel Corp	4.100	05/11/47	129,602
100,000		Maxim Integrated Products, Inc	3.450	06/15/27	98,942
100,000		Texas Instruments, Inc	2.625	05/15/24	99,596

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			629,198

SOFTWARE & SERVICES - 0.7%
100,000		Activision Blizzard Inc	2.300	09/15/21	99,339
100,000		Activision Blizzard Inc	3.400	09/15/26	100,281
575,000		Microsoft Corp	2.400	08/08/26	553,426
100,000		Microsoft Corp	4.100	02/06/37	107,840
100,000		Microsoft Corp	4.250	02/06/47	108,429
100,000		NCR Corp	5.875	12/15/21	104,000
50,000	g	Open Text Corp	5.625	01/15/23	52,125
50,000	g	Open Text Corp	5.875	06/01/26	53,781
125,000		Oracle Corp	2.500	05/15/22	126,172

		TOTAL SOFTWARE & SERVICES			1,305,393

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
200,000		Amphenol Corp	3.125	09/15/21	204,630
250,000		Apple, Inc	3.200	05/11/27	252,372
150,000	g	Broadcom Corp	3.875	01/15/27	154,051
250,000		Cisco Systems, Inc	1.850	09/20/21	246,893
75,000	g	CommScope, Inc	5.000	06/15/21	76,687
75,000	g	CommScope, Inc	5.500	06/15/24	78,070
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,342
225,000	g	Diamond Finance Corp	4.420	06/15/21	237,178
100,000	g	Diamond Finance Corp	6.020	06/15/26	110,161
125,000	g	Seagate HDD Cayman	4.250	03/01/22	127,051

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Tyco Electronics Group S.A.	2.375%	12/17/18	$100,636
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	155,234
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	103,186

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,948,491

TELECOMMUNICATION SERVICES - 1.9%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,560
125,000		AT&T, Inc	1.400	12/01/17	124,898
200,000		AT&T, Inc	4.600	02/15/21	213,290
125,000		AT&T, Inc	3.400	05/15/25	122,897
125,000		AT&T, Inc	4.250	03/01/27	129,236
150,000		AT&T, Inc	4.500	05/15/35	147,727
125,000		AT&T, Inc	5.250	03/01/37	133,316
100,000		AT&T, Inc	4.750	05/15/46	98,195
125,000		AT&T, Inc	5.450	03/01/47	134,745
200,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	210,359
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	148,325
250,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	257,406
50,000		Orange S.A.	5.500	02/06/44	59,769
100,000		Telefonica Emisiones SAU	4.103	03/08/27	103,325
50,000		T-Mobile USA, Inc	6.375	03/01/25	54,062
675,000		Verizon Communications, Inc	3.450	03/15/21	698,792
400,000		Verizon Communications, Inc	4.150	03/15/24	421,080
258,000		Verizon Communications, Inc	4.272	01/15/36	249,287
100,000		Verizon Communications, Inc	4.125	08/15/46	89,126

		TOTAL TELECOMMUNICATION SERVICES			3,597,395

TRANSPORTATION - 1.0%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	168,012
125,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	131,646
225,000		Canadian Pacific Railway Co	2.900	02/01/25	223,010
175,000		CSX Corp	3.250	06/01/27	176,662
100,000		CSX Corp	3.800	11/01/46	97,146
200,000		Delta Air Lines, Inc	3.625	03/15/22	205,295
125,000		FedEx Corp	3.250	04/01/26	126,086
20,000		FedEx Corp	4.750	11/15/45	21,628
400,000		Kansas City Southern	2.350	05/15/20	399,290
100,000		Kansas City Southern	4.950	08/15/45	109,198
250,000	g	TTX Co	3.600	01/15/25	251,780

		TOTAL TRANSPORTATION			1,909,753

UTILITIES - 5.4%
100,000		AEP Transmission Co LLC	3.100	12/01/26	99,727
100,000		AEP Transmission Co LLC	4.000	12/01/46	103,469
8,000	i	AES Corp	4.202	06/01/19	8,000
100,000		AES Corp	4.875	05/15/23	101,875
200,000		AGL Capital Corp	3.875	11/15/25	205,499
100,000		Alabama Power Co	4.150	08/15/44	104,441
100,000		American Water Capital Corp	3.000	12/01/26	98,935
100,000		American Water Capital Corp	4.000	12/01/46	103,854
100,000	g	APT Pipelines Ltd	4.250	07/15/27	102,384
75,000		Atmos Energy Corp	8.500	03/15/19	83,044
200,000		Black Hills Corp	4.250	11/30/23	211,731

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Black Hills Corp	3.150%	01/15/27	$96,701
200,000		Carolina Power & Light Co	5.300	01/15/19	211,075
100,000		CMS Energy Corp	3.600	11/15/25	102,316
25,000		Connecticut Light & Power Co	5.500	02/01/19	26,376
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	126,204
150,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	152,394
100,000		Consolidated Edison, Inc	2.000	05/15/21	98,432
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,996
100,000		Duke Energy Corp	1.800	09/01/21	97,608
150,000		Duke Energy Corp	2.650	09/01/26	142,475
100,000		Duke Energy Corp	3.750	09/01/46	95,143
300,000	g	Electricite de France S.A.	2.350	10/13/20	301,140
150,000		Energy Transfer Partners LP	4.050	03/15/25	150,615
150,000		Energy Transfer Partners LP	4.750	01/15/26	156,062
100,000		Energy Transfer Partners LP	5.150	02/01/43	95,025
200,000		Energy Transfer Partners LP	5.150	03/15/45	194,563
100,000		Entergy Corp	2.950	09/01/26	95,766
175,000		Exelon Generation Co LLC	3.400	03/15/22	178,109
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	156,752
150,000		Fortis, Inc	3.055	10/04/26	144,764
125,000		Great Plains Energy, Inc	3.900	04/01/27	126,466
50,000		Indiana Michigan Power Co	7.000	03/15/19	53,956
100,000		Indiana Michigan Power Co	3.750	07/01/47	97,276
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,370
100,000		Interstate Power & Light Co	3.700	09/15/46	96,313
200,000	g	KazMunayGas National Co JSC	3.875	04/19/22	197,948
100,000		LG&E and KU Energy LLC	3.750	11/15/20	104,264
200,000	g	Listrindo Capital BV	4.950	09/14/26	202,500
100,000		MidAmerican Energy Co	4.250	05/01/46	107,317
80,000		MPLX LP	4.000	02/15/25	80,551
100,000		MPLX LP	4.125	03/01/27	100,351
100,000		MPLX LP	5.200	03/01/47	102,558
200,000	g	NBK SPC Ltd	2.750	05/30/22	197,546
250,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	253,852
175,000		NiSource Finance Corp	3.490	05/15/27	176,223
50,000		NiSource Finance Corp	4.800	02/15/44	54,237
100,000		NiSource Finance Corp	4.375	05/15/47	103,260
100,000		Northeast Utilities	1.450	05/01/18	99,856
100,000		NRG Energy, Inc	6.250	05/01/24	101,000
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	125,072
125,000		Pacific Gas & Electric Co	4.250	03/15/46	133,177
100,000		Pacific Gas & Electric Co	4.000	12/01/46	102,981
200,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	196,546
175,000		Phillips 66 Partners LP	3.550	10/01/26	169,996
100,000		Phillips 66 Partners LP	4.900	10/01/46	98,756
300,000		PPL Capital Funding, Inc	4.200	06/15/22	317,638
250,000		PPL Electric Utilities Corp	3.000	09/15/21	256,451
50,000		Progress Energy, Inc	7.050	03/15/19	54,128
80,000		Public Service Co of Colorado	4.750	08/15/41	89,876
100,000		Public Service Co of Oklahoma	5.150	12/01/19	106,596
100,000		Public Service Electric & Gas Co	3.800	03/01/46	101,841
200,000	g	Saka Energi Indonesia PT	4.450	05/05/24	200,645
125,000		Sempra Energy	2.875	10/01/22	125,293

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Southern Co	4.400%	07/01/46	$127,454
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	95,596
150,000		Southern Power Co	2.500	12/15/21	148,619
150,000		Southern Power Co	4.150	12/01/25	156,659
150,000		Spectra Energy Partners LP	4.500	03/15/45	148,038
200,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	192,532
55,000		Virginia Electric & Power Co	2.950	01/15/22	56,139
125,000		Virginia Electric & Power Co	3.500	03/15/27	128,545
100,000		Virginia Electric & Power Co	4.000	11/15/46	103,265
100,000		Western Gas Partners LP	4.000	07/01/22	102,498
100,000		Western Gas Partners LP	3.950	06/01/25	99,358
200,000		Western Gas Partners LP	4.650	07/01/26	204,746
75,000		Williams Partners LP	3.600	03/15/22	76,616
100,000		Williams Partners LP	4.500	11/15/23	106,731
75,000		Williams Partners LP	4.900	01/15/45	75,197
100,000		Xcel Energy, Inc	3.350	12/01/26	100,935
35,000		Xcel Energy, Inc	4.800	09/15/41	37,421

		TOTAL UTILITIES			10,181,664

		TOTAL CORPORATE BONDS (Cost $81,947,447)			83,316,854

GOVERNMENT BONDS - 39.8%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	405,362

		TOTAL AGENCY SECURITIES			405,362

FOREIGN GOVERNMENT BONDS - 4.0%
200,000		Argentine Republic Government International Bond	5.625	01/26/22	204,800
200,000	g	Bermuda Government International Bond	3.717	01/25/27	200,766
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	105,888
$ 150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	149,791
200,000		Colombia Government International Bond	2.625	03/15/23	195,000
200,000		Colombia Government International Bond	5.000	06/15/45	201,200
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	210,000
200,000	g	Croatia Government International Bond	6.750	11/05/19	217,759
225,000	g	Ecuador Government International Bond	9.650	12/13/26	224,707
125,000	g	El Salvador Government International Bond	8.625	02/28/29	130,000
100,000		European Investment Bank	4.875	02/15/36	127,732
200,000	g	Export Credit Bank of Turkey	5.375	10/24/23	201,674
250,000	g	Guatemala Government International Bond	4.500	05/03/26	252,647
200,000	g	Guatemala Government International Bond	4.375	06/05/27	198,500
196,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	187,833
150,000		Jamaica Government International Bond	8.000	03/15/39	177,000
200,000		Japan Bank for International Cooperation	2.375	04/20/26	193,889
200,000	g,i	Kommunalbanken AS.	1.352	02/20/18	200,184
250,000	g	Korea Housing Finance Corp	2.000	10/11/21	242,010
350,000	g	Kuwait International Government Bond	2.750	03/20/22	350,757
100,000		Mexico Government International Bond	4.000	10/02/23	104,555
250,000		Mexico Government International Bond	4.150	03/28/27	258,875
200,000		Mexico Government International Bond	4.750	03/08/44	200,200
200,000		Nigeria Government International Bond	5.625	06/27/22	197,700

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	g	Oman Government International Bond	6.500%	03/08/47	$255,245
200,000		Panama Government International Bond	4.500	05/15/47	202,500
200,000	g	Paraguay Government International Bond	4.700	03/27/27	205,250
200,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	202,000
125,000		Peruvian Government International Bond	5.625	11/18/50	151,437
150,000	g	Provincia de Buenos Aires	7.875	06/15/27	155,295
200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	213,294
200,000	g	Senegal Government International Bond	6.250	05/23/33	202,664
200,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	216,500
200,000	g	Sri Lanka Government International Bond	5.750	01/18/22	206,672
200,000	g	Sri Lanka Government International Bond	6.200	05/11/27	199,683
100,000		Turkey Government International Bond	6.000	03/25/27	106,321
UYU 2,765,000	g	Uruguay Government International Bond	9.875	06/20/22	99,208
$ 125,000		Uruguay Government International Bond	4.375	10/27/27	132,812
70,000		Uruguay Government International Bond	5.100	06/18/50	71,312
200,000	g	Zambia Government International Bond	8.500	04/14/24	208,456

		TOTAL FOREIGN GOVERNMENT BONDS			7,562,116

MORTGAGE BACKED - 16.0%
269,022		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	281,418
630,053		FHLMC	3.500	07/15/46	120,431
1,547		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,739
100,407		FGLMC	6.000	11/01/33	115,370
16,804		FGLMC	5.000	05/01/34	18,384
10,605		FGLMC	6.000	09/01/34	12,018
6,598		FGLMC	6.000	04/01/35	7,415
3,487		FGLMC	5.000	02/01/36	3,804
199		FGLMC	6.500	05/01/36	220
28,456		FGLMC	6.000	08/01/37	32,449
6,431		FGLMC	6.500	09/01/37	7,233
6,469		FGLMC	6.500	11/01/37	7,385
22,771		FGLMC	5.000	04/01/38	25,074
3,634		FGLMC	6.500	05/01/38	4,074
4,570		FGLMC	5.500	01/01/39	5,036
17,925		FGLMC	5.000	07/01/39	19,675
28,409		FGLMC	5.000	01/01/40	31,035
403,768		FGLMC	3.500	04/01/45	417,533
1,546,303		FGLMC	3.500	10/01/45	1,597,986
730,541		FGLMC	4.000	12/01/45	776,079
630,555		FGLMC	3.500	08/01/46	651,607
48,997		Federal National Mortgage Association (FNMA)	6.000	08/01/21	52,014
1,528		FNMA	5.500	09/01/24	1,692
124,872		FNMA	3.500	01/01/26	130,166
277,783		FNMA	3.500	06/01/32	289,794
1,014,860		FNMA	3.500	07/01/32	1,058,005
10,781		FNMA	6.500	07/01/32	12,434
1,000,000	h	FNMA	2.500	08/25/32	1,003,849
1,000,000	h	FNMA	3.000	08/25/32	1,025,156
253,670		FNMA	5.500	03/01/34	284,294
19,711		FNMA	6.500	02/01/35	21,814
205,398		FNMA	5.000	05/01/35	225,460

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 7,613		FNMA	7.500%	07/01/35	$7,665
283,769		FNMA	5.000	02/01/36	311,510
5,063		FNMA	6.500	09/01/36	5,604
12,419		FNMA	7.000	02/01/37	13,530
22,635		FNMA	7.000	04/01/37	26,266
1,927		FNMA	6.500	08/01/37	2,132
2,883		FNMA	7.000	11/01/37	3,212
1,129		FNMA	6.500	02/01/38	1,250
228		FNMA	6.500	03/01/38	252
59,042		FNMA	6.500	07/01/39	65,343
243,198		FNMA	4.500	09/01/39	265,577
183,713		FNMA	4.500	10/01/39	200,614
72,998		FNMA	5.000	03/01/40	80,495
778,064		FNMA	5.500	07/01/40	871,963
353,333		FNMA	6.000	10/01/40	402,685
151,602		FNMA	5.000	02/01/41	168,742
133,044		FNMA	5.000	07/01/41	145,723
526,933		FNMA	3.000	06/25/42	536,430
556,171		FNMA	4.500	08/01/42	603,333
332,015		FNMA	3.500	11/25/42	65,594
549,356		FNMA	4.500	10/01/43	596,217
432,831		FNMA	4.500	10/01/44	471,562
789,658		FNMA	4.500	11/01/44	860,139
819,431		FNMA	4.000	12/01/44	872,387
2,745,334		FNMA	4.000	07/01/45	2,915,103
459,910		FNMA	4.000	09/01/45	489,651
939,108		FNMA	3.500	01/01/46	969,640
629,009		FNMA	4.000	01/01/46	667,513
92,923		FNMA	3.500	10/25/46	20,678
1,643,395		FNMA	3.000	11/01/46	1,641,986
1,789,014		FNMA	3.000	12/01/46	1,787,480
1,000,912		FNMA	3.500	01/01/47	1,028,335
1,000,000	h	FNMA	3.500	08/25/47	1,024,970
7,505		Government National Mortgage Association (GNMA)	5.000	03/15/34	8,179
80,390		GNMA	5.000	06/15/34	88,028
8,002		GNMA	5.000	04/15/38	8,794
3,868		GNMA	6.000	08/15/38	4,362
4,062		GNMA	6.000	08/20/38	4,588
23,967		GNMA	4.500	04/15/40	25,701
598,971		GNMA	3.500	10/20/42	113,910
294,861		GNMA	3.500	09/20/44	306,638
483,167		GNMA	3.500	11/20/46	96,974
1,993,772		GNMA	3.000	05/20/47	2,015,821
997,845		GNMA	3.500	05/20/47	1,034,404
1,000,000		GNMA	3.500	06/20/47	1,036,638

		TOTAL MORTGAGE BACKED			30,108,261

U.S. TREASURY SECURITIES - 19.6%
1,000,000		United States Treasury Bond	3.125	11/15/41	1,060,156
2,935,700		United States Treasury Bond	3.000	11/15/45	3,028,703
290,000		United States Treasury Bond	2.500	05/15/46	270,278
1,865,000		United States Treasury Bond	2.875	11/15/46	1,878,478

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,870,000		United States Treasury Bond	3.000%	02/15/47	$1,932,381
400,000		United States Treasury Bond	3.000	05/15/47	413,531
250,000		United States Treasury Note	0.750	02/28/18	249,219
400,000		United States Treasury Note	0.875	03/31/18	398,843
3,500,000		United States Treasury Note	0.875	05/31/18	3,487,694
1,750,000		United States Treasury Note	0.625	06/30/18	1,738,926
1,850,000		United States Treasury Note	0.750	08/31/18	1,837,786
1,000,000		United States Treasury Note	0.750	09/30/18	993,086
255,000		United States Treasury Note	1.250	12/31/18	254,591
900,000		United States Treasury Note	1.125	01/31/19	896,765
75,000		United States Treasury Note	1.125	02/28/19	74,719
170,000		United States Treasury Note	1.250	04/30/19	169,588
480,000		United States Treasury Note	1.250	05/31/19	478,856
1,045,000		United States Treasury Note	0.875	09/15/19	1,032,713
785,000		United States Treasury Note	1.625	03/15/20	787,423
2,270,000		United States Treasury Note	1.500	05/15/20	2,267,340
2,158,000		United States Treasury Note	1.375	05/31/21	2,127,991
1,850,000		United States Treasury Note	1.750	05/31/22	1,838,943
300,000		United States Treasury Note	1.625	04/30/23	293,473
1,000,000		United States Treasury Note	1.625	05/31/23	977,812
325,000		United States Treasury Note	1.375	09/30/23	311,899
2,405,000		United States Treasury Note	2.250	12/31/23	2,428,393
3,605,000		United States Treasury Note	2.125	03/31/24	3,606,691
300,000		United States Treasury Note	2.000	04/30/24	297,668
1,640,000		United States Treasury Note	2.375	05/15/27	1,650,570

		TOTAL U.S. TREASURY SECURITIES			36,784,516

		TOTAL GOVERNMENT BONDS (Cost $74,605,516)			74,860,255

STRUCTURED ASSETS - 10.1%

ASSET BACKED - 3.3%
79,510	i	ACE Securities Corp Home Equity Loan Trust	1.951	08/25/35	79,501
		Series - 2005 HE5 (Class M2)
72,433		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	72,415
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	202,814
		Series - 2015 3 (Class D)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	201,044
		Series - 2012 3A (Class B)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,003,281
		Series - 2014 1A (Class A)
499,167	g	Capital Automotive REIT	3.870	04/15/47	505,085
		Series - 2017 1A (Class A1)
215,717	g,i	CBRE Realty Finance	1.450	04/07/52	92,102
		Series - 2007 1A (Class A2)
9,202	m	CCR, Inc	1.439	07/10/17	9,199
		Series - 2010 CX (Class C)
19,046		Centex Home Equity	5.540	01/25/32	19,020
		Series - 2002 A (Class AF6)
488,750	g	DB Master Finance LLC	3.262	02/20/45	491,678
		Series - 2015 1A (Class A2I)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 641,875	g	Domino’s Pizza Master Issuer LLC	3.484%	10/25/45	$648,249
		Series - 2015 1A (Class A2I)
493,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	509,308
		Series - 2015 1A (Class A2II)
500,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	497,578
		Series - 2017 1A (Class A2II)
110,759	i	Lehman XS Trust	6.500	06/25/46	95,326
		Series - 2006 13 (Class 2A1)
76,054	g,i	Orange Lake Timeshare Trust	3.030	07/09/29	75,869
		Series - 2014 AA (Class B)
78,750		Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	82,364
		Series - 2006 HI1 (Class M2)
29,964	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	29,906
		Series - 2013 1A (Class A)
47,941	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	47,935
		Series - 2013 1A (Class B)
345,315	g	SLM Student Loan Trust	3.830	01/17/45	351,407
		Series - 2012 A (Class A2)
170,515	g	SolarCity LMC	4.020	07/20/44	166,498
		Series - 2014 2 (Class A)
199,139	g	SpringCastle America Funding LLC	3.050	04/25/29	200,313
		Series - 2016 AA (Class A)
744,375	g	Taco Bell Funding LLC	3.832	05/25/46	760,982
		Series - 2016 1A (Class A2I)
48,429	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	48,800
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED			6,190,674

OTHER MORTGAGE BACKED - 6.8%
73,010	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	73,421
		Series - 2007 1 (Class AM)
85,786	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	85,687
		Series - 2007 1 (Class AMFX)
165,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	161,687
		Series - 2007 4 (Class E)
150,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	149,234
		Series - 2007 4 (Class D)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136	09/11/42	1,179,561
		Series - 2007 T28 (Class AJ)
108,656	i	CHL Mortgage Pass-Through Trust	3.348	02/20/35	109,398
		Series - 2004 HYB9 (Class 1A1)
325,964	g,i	Citigroup Mortgage Loan Trust	1.204	05/25/37	316,401
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,535,625
		Series - 2007 C3 (Class AJ)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	204,824
		Series - 2007 C4 (Class A1AJ)
87,275	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	89,497
		Series - 2007 C2 (Class AJ)
175,000	g,i	DBUBS Mortgage Trust	5.871	11/10/46	191,139
		Series - 2011 LC1A (Class C)
1,190,601	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	1,193,810
		Series - 2007 GG11 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801%	02/15/46	$384,273
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.581	07/15/46	107,672
		Series - 2011 C4 (Class C)
295,974	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	300,095
		Series - 2007 LD12 (Class AM)
75,681	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	75,792
		Series - 2006 C4 (Class B)
33,976	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	33,943
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	249,038
		Series - 2007 C1 (Class D)
796,010	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	797,038
		Series - 2007 C6 (Class AM)
294,714	g,i	LVII Resecuritization Trust	3.851	07/25/47	294,898
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.542	02/12/51	171,751
		Series - 0 C1 (Class AJA)
451,437	i	Morgan Stanley Capital I Trust	5.389	11/12/41	451,992
		Series - 2006 HQ10 (Class AJ)
40,073	i	Morgan Stanley Capital I Trust	5.832	07/12/44	40,049
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,835
		Series - 2006 HQ9 (Class C)
800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	801,694
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	09/25/24	256,821
		Series - 2014 HQ2 (Class M2)
149,143	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	03/25/25	150,870
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	5.016	03/25/25	271,844
		Series - 2015 HQ1 (Class M3)
46,033	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	05/25/25	46,141
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.166	05/25/25	280,202
		Series - 2015 HQ2 (Class M2)
155,857	i	Wachovia Bank Commercial Mortgage Trust	5.780	01/15/45	155,612
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	985,522
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	1,200,861
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.126	04/15/47	202,920
		Series - 2007 C31 (Class C)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	69,934
		Series - 2007 C33 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	53,694
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			12,772,775

		TOTAL STRUCTURED ASSETS (Cost $18,893,542)			18,963,449

		TOTAL BONDS (Cost $175,446,505)			177,140,558

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$30,068
17,265	*	Federal National Mortgage Association	8.250	12/30/49	99,446

		TOTAL BANKS			129,514

		TOTAL PREFERRED STOCKS (Cost $569,550)			129,514

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.6%

GOVERNMENT AGENCY DEBT - 5.6%
$10,500,000		Federal Home Loan Bank (FHLB)	0.400	07/03/17	10,500,000

		TOTAL GOVERNMENT AGENCY DEBT			10,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,499,767)			10,500,000

		TOTAL INVESTMENTS - 100.6% (Cost $187,779,180)			189,040,445
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(1,059,094)

		NET ASSETS - 100.0%			$187,981,351

Abbreviation(s):

BRL	Brazilian Real

UYU	Uruguayan Peso

REIT	Real Estate Investment Trust

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $26,922,298 or 14.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.6%

GOVERNMENT AGENCY DEBT - 63.2%
$ 500,000	Federal Agricultural Mortgage Corp (FAMC)	0.980%	07/03/17	$499,973
500,000	FAMC	1.000	07/18/17	499,764
1,545,000	FAMC	0.640-1.035	07/27/17	1,543,983
630,000	FAMC	0.860	08/01/17	629,533
1,000,000	FAMC	1.030	09/13/17	997,883
535,000	FAMC	1.030	09/20/17	533,760
1,000,000	Federal Farm Credit Bank (FFCB)	0.580	07/06/17	999,919
930,000	FFCB	0.960	07/18/17	929,578
500,000	FFCB	0.990	07/24/17	499,684
500,000	FFCB	0.810	07/25/17	499,730
500,000	FFCB	0.990	08/02/17	499,560
500,000	FFCB	0.810	08/03/17	499,629
1,000,000	FFCB	0.850	08/07/17	999,126
300,000	FFCB	0.950	09/01/17	299,509
290,000	FFCB	0.930	09/05/17	289,505
600,000	FFCB	0.920-0.990	09/08/17	598,875
500,000	FFCB	1.030	09/20/17	498,841
410,000	FFCB	1.030	09/26/17	408,979
500,000	FFCB	1.070	10/02/17	498,618
250,000	FFCB	0.750	10/16/17	249,443
1,000,000	FFCB	1.050	10/27/17	996,558
240,000	FFCB	1.060	11/03/17	239,117
500,000	Federal Home Loan Bank (FHLB)	0.800	07/05/17	499,955
229,000	FHLB	0.855	07/06/17	228,973
965,000	FHLB	0.815-0.850	07/07/17	964,865
350,000	FHLB	0.800	07/12/17	349,914
345,000	FHLB	1.001	07/13/17	344,885
1,100,000	FHLB	0.830-0.870	07/14/17	1,099,669
650,000	FHLB	0.800-0.850	07/17/17	649,766
1,700,000	FHLB	0.853-0.930	07/19/17	1,699,229
1,000,000	FHLB	0.854	07/21/17	999,526
605,000	FHLB	0.830	07/24/17	604,679
768,000	FHLB	0.650	07/25/17	767,667
1,000,000	FHLB	0.640-0.900	07/26/17	999,465
480,000	FHLB	0.900	07/28/17	479,676
429,000	FHLB	0.902	08/02/17	428,656
700,000	FHLB	1.030	08/04/17	699,319
113,000	FHLB	0.650	08/11/17	112,916
781,000	FHLB	0.930	08/14/17	780,112
1,000,000	FHLB	0.955	08/23/17	998,594
1,015,000	FHLB	0.900-1.030	08/25/17	1,013,442
489,000	FHLB	0.920-0.950	08/28/17	488,261
496,000	FHLB	0.900-0.970	08/30/17	495,210
460,000	FHLB	1.005	09/06/17	459,140

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000	FHLB	1.000%	09/08/17	$998,083
500,000	FHLB	1.050	09/20/17	498,819
565,000	FHLB	1.040	09/27/17	563,564
250,000	FHLB	1.080	10/19/17	249,175
463,000	FHLB	0.990	10/20/17	461,587
150,000	FHLB	1.070	10/25/17	149,483
328,000	FHLB	1.050	11/01/17	326,823
100,000	FHLB	1.080	11/02/17	99,628
500,000	FHLB	1.075	11/10/17	498,029
200,000	FHLB	1.073	11/22/17	199,142
484,000	Federal Home Loan Mortgage Corp (FHLMC)	0.770-0.790	07/03/17	483,979
712,000	FHLMC	0.820-0.920	07/17/17	711,718
500,000	FHLMC	0.780	07/20/17	499,794
425,000	FHLMC	0.840	08/01/17	424,693
300,000	FHLMC	0.820	08/03/17	299,774
198,000	FHLMC	0.825	08/08/17	197,828
250,000	FHLMC	1.000	08/11/17	249,715
400,000	FHLMC	1.010	08/18/17	399,461
258,000	FHLMC	0.990	09/06/17	257,525
213,000	FHLMC	0.950	09/15/17	212,573
1,000,000	FHLMC	1.040	09/18/17	997,718
765,000	FHLMC	1.015	10/17/17	762,671
250,000	FHLMC	1.020	10/18/17	249,228
500,000	FHLMC	1.025	10/19/17	498,434
500,000	FHLMC	1.000	10/24/17	498,403
500,000	FHLMC	1.020	11/02/17	498,243
250,000	FHLMC	1.090	11/10/17	249,001
500,000	Federal National Mortgage Association (FNMA)	0.790	07/05/17	499,956
1,000,000	FNMA	0.770	07/11/17	999,786
1,372,000	FNMA	0.595-0.810	07/12/17	1,371,685
326,000	FNMA	0.770	07/14/17	325,909
500,000	FNMA	0.820	07/19/17	499,795
405,000	FNMA	0.780	08/01/17	404,728
500,000	FNMA	0.970	08/23/17	499,286
638,000	FNMA	1.015	09/01/17	636,885
1,000,000	FNMA	0.990	09/06/17	998,157
400,000	FNMA	0.900	09/11/17	399,280
1,000,000	FNMA	1.060	10/06/17	997,144

	TOTAL GOVERNMENT AGENCY DEBT			48,043,188

TREASURY DEBT - 23.0%
689,000	United States Treasury Bill	0.730-0.800	07/06/17	688,927
1,230,000	United States Treasury Bill	0.579-0.774	07/13/17	1,229,729
756,000	United States Treasury Bill	0.605-0.780	07/20/17	755,708
750,000	United States Treasury Bill	0.780-0.782	07/27/17	749,577
1,206,000	United States Treasury Bill	0.846-0.891	08/03/17	1,205,031
1,121,000	United States Treasury Bill	0.627-0.870	08/10/17	1,120,083
1,214,000	United States Treasury Bill	0.650-0.960	08/17/17	1,212,744
1,505,000	United States Treasury Bill	0.665-0.955	08/24/17	1,503,138
691,000	United States Treasury Bill	0.803-0.920	08/31/17	689,955
804,000	United States Treasury Bill	0.897-0.924	09/07/17	802,634
800,000	United States Treasury Bill	0.916-0.990	09/14/17	798,427
650,000	United States Treasury Bill	0.910-0.915	09/21/17	648,647

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		United States Treasury Note	0.500%	07/31/17	$499,953
500,000		United States Treasury Note	0.625	07/31/17	499,986
1,500,000		United States Treasury Note	0.875	08/15/17	1,499,995
725,000		United States Treasury Note	0.625	08/31/17	724,933
1,200,000		United States Treasury Note	1.000	09/15/17	1,200,429
250,000		United States Treasury Note	0.625	11/30/17	249,610
300,000		United States Treasury Note	0.875	11/30/17	299,888
200,000		United States Treasury Note	1.000	12/15/17	200,000
250,000		United States Treasury Note	0.750	01/31/18	249,391
250,000		United States Treasury Note	0.875	01/31/18	249,590
400,000		United States Treasury Note	1.000	02/15/18	399,548

		TOTAL TREASURY DEBT			17,477,923

VARIABLE RATE SECURITIES - 13.4%
250,000	i	Federal Agricultural Mortgage Corp (FAMC)	1.146	09/06/17	250,000
300,000	i	FAMC	1.070	09/21/17	300,000
500,000	i	FAMC	0.940	04/27/18	500,000
500,000	i	FAMC	0.956	08/03/18	500,000
300,000	i	Federal Farm Credit Bank (FFCB)	1.116	08/04/17	299,975
300,000	i	FFCB	0.952	08/15/17	300,000
300,000	i	FFCB	1.228	11/13/17	299,994
500,000	i	FFCB	1.270	01/22/18	500,470
425,000	i	FFCB	1.110	02/02/18	424,723
250,000	i	FFCB	1.149	02/06/18	249,964
250,000	i	FFCB	1.366	02/23/18	249,975
500,000	i	FFCB	0.989	08/08/18	500,006
300,000	i	FFCB	1.400	08/10/18	300,067
300,000	i	FFCB	1.250	08/27/18	299,982
500,000	i	FFCB	1.159	09/17/18	499,939
500,000	i	FFCB	1.106	01/25/19	500,039
250,000	i	FFCB	1.170	06/27/19	250,050
300,000	i	Federal Home Loan Bank (FHLB)	1.036	02/23/18	300,027
300,000	i	FHLB	0.891	04/20/18	300,009
500,000	i	FHLB	0.958	01/18/19	500,076
500,000	i	FHLB	1.176	02/22/19	500,459
400,000	i	FHLB	0.988	03/06/19	399,679
200,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.344	07/21/17	199,999
300,000	i	FHLMC	1.072	11/13/17	300,000
500,000	i	Federal National Mortgage Association (FNMA)	1.232	07/20/17	499,981
500,000	i	FNMA	1.182	08/16/17	499,994
475,000	i	FNMA	1.086	10/05/17	474,837

		TOTAL VARIABLE RATE SECURITIES			10,200,245

		TOTAL SHORT-TERM INVESTMENTS (Cost $75,721,356)			75,721,356

		TOTAL PORTFOLIO - 99.6% (Cost $75,721,356)			75,721,356
		OTHER ASSETS & LIABILITIES, NET - 0.4%			291,729

		NET ASSETS - 100.0%			$76,013,085

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.4%(a)

FIXED INCOME - 49.6%
1,067,533	TIAA-CREF Life Bond Fund	$27,083,306

	TOTAL FIXED INCOME	27,083,306

INTERNATIONAL EQUITY - 9.9%
256,708	TIAA-CREF Life International Equity Fund	5,416,533

	TOTAL INTERNATIONAL EQUITY	5,416,533

U.S. EQUITY - 39.9%
147,997	TIAA-CREF Life Growth Equity Fund	4,787,690
134,957	TIAA-CREF Life Growth & Income Fund	5,438,768
137,315	TIAA-CREF Life Large-Cap Value Fund	5,010,634
32,844	TIAA-CREF Life Real Estate Securities Fund	1,087,808
29,715	TIAA-CREF Life Small-Cap Equity Fund	1,090,819
81,660	TIAA-CREF Life Stock Index Fund	4,353,305

	TOTAL U.S. EQUITY	21769024

	TOTAL TIAA-CREF LIFE FUNDS (Cost $50,817,095)	54,268,863

	TOTAL INVESTMENTS - 99.4% (Cost $50,817,095)	54,268,863
	OTHER ASSETS & LIABILITIES, NET - 0.6%	311,439

	NET ASSETS - 100.0%	$54,580,302

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: August 15, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer